UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-07572

Principal Funds, Inc.

(Exact name of registrant as specified in charter)

655 9th Street, Des Moines, IA 50392
(Address of principal executive offices)

Principal Management Corporation, 655 9th Street, Des Moines, IA 50392 (Name and address of agent for service)

Registrant’s telephone number, including area code:		515-247-6783
Date of fiscal year end:	August 31, 2013
Date of reporting period:	November 30, 2013

ITEM 1 – SCHEDULE OF INVESTMENTS

Schedule of Investments
Blue Chip Fund
November 30, 2013 (unaudited)

COMMON STOCKS - 99.77%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Agriculture - 1.82%				Holding Companies - Diversified - 1.54%
Philip Morris International Inc	82,828	$7,085		Leucadia National Corp	208,995		$5,990
Banks - 4.41%				Insurance - 11.57%
US Bancorp/MN	99,664	3,909		Aon PLC	52,424		4,280
Wells Fargo & Co	301,125	13,255		Berkshire Hathaway Inc - Class B (a)	156,395		18,225
		$17,164		Brown & Brown Inc	73,705		2,330
				Fidelity National Financial Inc	108,361		3,150
Beverages - 6.22%				Loews Corp	157,507		7,458
Anheuser-Busch InBev NV ADR	66,612	6,802		Markel Corp (a)	13,769		7,673
Coca-Cola Co/The	71,189	2,861		Progressive Corp/The	67,947		1,898
Diageo PLC ADR	46,435	5,928					$45,014
PepsiCo Inc	37,680	3,183
Pernod Ricard SA ADR	114,289	2,602		Internet - 7.78%
SABMiller PLC ADR	54,666	2,842		Google Inc (a)	18,703		19,818
		$24,218		Liberty Interactive Corp (a)	203,187		5,705
				Liberty Ventures (a)	17,360		2,110
Building Materials - 0.86%				VeriSign Inc (a)	46,126		2,623
Martin Marietta Materials Inc	34,715	3,352					$30,256
				Lodging - 0.26%
Chemicals - 2.53%				Wynn Resorts Ltd	5,989		993
Airgas Inc	20,289	2,204
Praxair Inc	60,362	7,621
		$9,825		Media - 0.21%
				Discovery Communications Inc - C Shares (a)	10,143		819
Commercial Services - 4.85%
ADT Corp/The	65,429	2,654
MasterCard Inc	15,707	11,950		Oil & Gas - 3.44%
Moody's Corp	57,372	4,282		EOG Resources Inc	9,296		1,534
		$18,886		Exxon Mobil Corp	97,906		9,152
				Hess Corp	33,116		2,687
Computers - 2.84%							$13,373
Apple Inc	10,610	5,900
International Business Machines Corp	28,642	5,146		Pharmaceuticals - 2.02%
		$11,046		Johnson & Johnson	45,287		4,287
				Valeant Pharmaceuticals International Inc (a)	32,652		3,580
Cosmetics & Personal Care - 0.44%							$7,867
Colgate-Palmolive Co	25,757	1,695
				Pipelines - 1.90%
				Kinder Morgan Inc/DE	130,415		4,635
Distribution & Wholesale - 1.36%				Kinder Morgan Inc/DE - Warrants (a)	32,900		145
Fastenal Co	59,280	2,758		Williams Cos Inc/The	74,224		2,614
WW Grainger Inc	9,851	2,541					$7,394
		$5,299
				Real Estate - 4.51%
Diversified Financial Services - 7.89%				Brookfield Asset Management Inc	352,670		13,698
American Express Co	79,704	6,839		CBRE Group Inc (a)	158,596		3,844
BlackRock Inc	31,437	9,517					$17,542
Charles Schwab Corp/The	178,416	4,368
Visa Inc	49,003	9,970		Retail - 13.01%
		$30,694		AutoZone Inc (a)	8,841		4,081
				CarMax Inc (a)	77,762		3,915
Electronics - 1.79%				McDonald's Corp	130,233		12,681
Gentex Corp/MI	74,566	2,223		O'Reilly Automotive Inc (a)	20,414		2,551
Sensata Technologies Holding NV (a)	45,752	1,783
				Starbucks Corp	164,505		13,401
Tyco International Ltd	77,402	2,952		TJX Cos Inc	45,102		2,836
		$6,958		Wal-Mart Stores Inc	84,455		6,842
Food - 9.01%				Yum! Brands Inc	55,529		4,313
Mondelez International Inc	142,048	4,763					$50,620
Nestle SA ADR	256,787	18,774		Semiconductors - 0.52%
Unilever NV - NY shares	293,414	11,519		Microchip Technology Inc	46,900		2,030
		$35,056
Healthcare - Products - 0.84%				Software - 5.98%
Becton Dickinson and Co	19,078	2,072		Microsoft Corp	398,087		15,179
CR Bard Inc	8,718	1,211		Oracle Corp	228,716		8,072
		$3,283					$23,251
Healthcare - Services - 0.55%				Telecommunications - 1.42%
Laboratory Corp of America Holdings (a)	21,169	2,156		Crown Castle International Corp (a)	28,808		2,138
				Motorola Solutions Inc	51,616		3,401
							$5,539

See accompanying notes.

Schedule of Investments Blue Chip Fund November 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)

Transportation - 0.20%
Expeditors International of Washington Inc	17,706	$769

TOTAL COMMON STOCKS		$388,174
Total Investments		$388,174
Other Assets in Excess of Liabilities, Net - 0.23%		$881
TOTAL NET ASSETS - 100.00%		$389,055

(a) Non-Income Producing Security

Portfolio Summary (unaudited)
Sector		Percent
Financial		28 .38%
Consumer, Non-cyclical		25 .75%
Consumer, Cyclical		14 .63%
Communications		9.41%
Technology		9.34%
Energy		5.34%
Industrial		2.85%
Basic Materials		2.53%
Diversified		1.54%
Other Assets in Excess of Liabilities, Net		0.23%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
November 30, 2013 (unaudited)

	Principal				Principal
BONDS- 33.40%	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Advertising - 0.02%				Apparel - 0.02%
Omnicom Group Inc				NIKE Inc
4.45%, 08/15/2020	$322	$338		2.25%, 05/01/2023	$260		$237
Aerospace & Defense - 0.28%				Automobile Asset Backed Securities - 0.19%
Boeing Co/The				Ally Auto Receivables Trust 2012-4
3.75%, 11/20/2016	129	140		0.59%, 01/17/2017	432		432
7.95%, 08/15/2024	345	469		Ford Credit Auto Owner Trust
Exelis Inc				1.35%, 12/15/2016(a)	371		374
4.25%, 10/01/2016	322	340		Ford Credit Auto Owner Trust 2012-A
L-3 Communications Corp				1.15%, 06/15/2017	500		504
4.95%, 02/15/2021	193	204		Ford Credit Auto Owner Trust 2012-B
Lockheed Martin Corp				1.00%, 09/15/2017	500		504
3.35%, 09/15/2021	258	258		Honda Auto Receivables 2012-4 Owner Trust
4.07%, 12/15/2042	121	105		0.52%, 08/18/2016(a)	475		476
Northrop Grumman Corp				Nissan Auto Receivables 2012-A Owner
3.50%, 03/15/2021	279	281		Trust
Raytheon Co				1.00%, 07/16/2018	432		436
3.13%, 10/15/2020	193	195					$2,726
4.88%, 10/15/2040	236	236
United Technologies Corp				Automobile Manufacturers - 0.18%
3.10%, 06/01/2022	174	171		Daimler Finance North America LLC
4.50%, 04/15/2020	188	207		8.50%, 01/18/2031	257		371
4.50%, 06/01/2042	432	420		Ford Motor Co
4.88%, 05/01/2015	432	459		4.75%, 01/15/2043	174		156
5.38%, 12/15/2017	258	298		7.45%, 07/16/2031	259		316
5.70%, 04/15/2040	129	147		Toyota Motor Credit Corp
6.13%, 07/15/2038	46	55		0.88%, 07/17/2015	432		435
		$3,985		1.25%, 10/05/2017	518		515
				2.00%, 10/24/2018	200		201
Agriculture - 0.29%				2.05%, 01/12/2017	193		198
Altria Group Inc				3.20%, 06/17/2015	98		102
4.13%, 09/11/2015	90	95		3.30%, 01/12/2022	193		193
4.75%, 05/05/2021	322	346					$2,487
9.25%, 08/06/2019	316	422
9.70%, 11/10/2018	127	169		Automobile Parts & Equipment - 0.05%
9.95%, 11/10/2038	62	95		Johnson Controls Inc
10.20%, 02/06/2039	120	187		3.75%, 12/01/2021	193		194
Archer-Daniels-Midland Co				5.00%, 03/30/2020	162		177
4.48%, 03/01/2021(a)	321	343		5.25%, 12/01/2041	322		319
5.38%, 09/15/2035	129	137					$690
Bunge Ltd Finance Corp				Banks- 5.19%
4.10%, 03/15/2016	193	203		Abbey National Treasury Services
Lorillard Tobacco Co				PLC/London
8.13%, 06/23/2019	90	111		3.05%, 08/23/2018	500		520
8.13%, 05/01/2040	65	79		American Express Centurion Bank
Philip Morris International Inc				0.88%, 11/13/2015	300		301
1.13%, 08/21/2017	174	172		Bank of America Corp
2.50%, 05/16/2016	322	336		1.25%, 01/11/2016	174		175
2.90%, 11/15/2021	129	125		1.50%, 10/09/2015	260		263
4.38%, 11/15/2041	475	435		2.00%, 01/11/2018	346		347
4.50%, 03/26/2020	327	356		2.60%, 01/15/2019	200		202
5.65%, 05/16/2018	65	76		3.30%, 01/11/2023	346		327
Reynolds American Inc				3.63%, 03/17/2016	450		475
3.25%, 11/01/2022	432	401		3.70%, 09/01/2015	335		351
		$4,088		4.50%, 04/01/2015	420		440
Airlines - 0.09%				4.75%, 08/01/2015	65		69
American Airlines 2011-1 Class A Pass				5.42%, 03/15/2017	50		55
Through Trust				5.63%, 07/01/2020	450		515
5.25%, 07/31/2022(b)	370	391		5.65%, 05/01/2018	645		738
Continental Airlines 2010-1 Class A Pass				5.70%, 01/24/2022	450		512
Through Trust				6.00%, 09/01/2017	670		767
4.75%, 01/12/2021(b)	115	122		6.50%, 08/01/2016	225		255
Delta Air Lines 2007-1 Class A Pass Through				7.63%, 06/01/2019	260		325
Trust				Bank of Montreal
6.82%, 02/10/2024	217	244		2.50%, 01/11/2017	580		602
UAL 2009-2A Pass Through Trust				Bank of New York Mellon Corp/The
9.75%, 01/15/2017	421	479		0.70%, 10/23/2015	173		173
		$1,236		1.20%, 02/20/2015	449		453
				3.55%, 09/23/2021	129		132

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
November 30, 2013 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)		Amount (000's)	Value(000	's)
Banks (continued)				Banks (continued)
Bank of New York Mellon Corp/The				Export-Import Bank of Korea	(continued)
(continued)				5.00%, 04/11/2022		$400	$442
5.50%, 12/01/2017	$81	$93		5.88%, 01/14/2015		439	464
Bank of Nova Scotia				Fifth Third Bancorp
1.85%, 01/12/2015	129	131		5.45%, 01/15/2017		129	143
2.90%, 03/29/2016	516	540		Goldman Sachs Group Inc/The
3.40%, 01/22/2015	346	358		1.60%, 11/23/2015		776	786
Barclays Bank PLC				3.63%, 02/07/2016		641	676
2.75%, 02/23/2015	372	381		5.25%, 07/27/2021		258	284
5.00%, 09/22/2016	160	177		5.38%, 03/15/2020		432	484
5.13%, 01/08/2020	500	560		5.75%, 01/24/2022		322	363
6.75%, 05/22/2019	300	365		6.13%, 02/15/2033		464	518
BB&T Corp				6.15%, 04/01/2018		801	927
1.60%, 08/15/2017	346	346		6.25%, 09/01/2017		346	399
3.95%, 04/29/2016	75	80		6.25%, 02/01/2041		322	370
5.20%, 12/23/2015	238	258		6.45%, 05/01/2036		561	601
6.85%, 04/30/2019	45	55		6.75%, 10/01/2037		481	533
BBVA US Senior SAU				HSBC Bank USA NA
4.66%, 10/09/2015	300	316		4.88%, 08/24/2020		250	272
BNP Paribas SA				HSBC Bank USA NA/New York NY
2.70%, 08/20/2018	450	461		5.88%, 11/01/2034		250	274
3.25%, 03/11/2015	776	802		HSBC Holdings PLC
5.00%, 01/15/2021	193	211		4.00%, 03/30/2022		322	332
Canadian Imperial Bank of				5.10%, 04/05/2021		322	358
Commerce/Canada				6.10%, 01/14/2042		236	283
2.35%, 12/11/2015	301	311		6.50%, 05/02/2036		60	71
Capital One Financial Corp				6.50%, 09/15/2037		350	417
2.15%, 03/23/2015	386	393		HSBC USA Inc
3.50%, 06/15/2023(c)	212	202		2.38%, 02/13/2015		372	380
5.50%, 06/01/2015	129	138		Intesa Sanpaolo SpA
China Development Bank Corp				3.13%, 01/15/2016		400	408
5.00%, 10/15/2015	100	107		JP Morgan Chase & Co
Citigroup Inc				1.88%, 03/20/2015		432	439
1.30%, 11/15/2016	200	200		2.60%, 01/15/2016		641	663
2.65%, 03/02/2015	321	328		3.20%, 01/25/2023		432	410
3.88%, 10/25/2023	400	393		3.45%, 03/01/2016		893	941
3.95%, 06/15/2016	641	685		3.70%, 01/20/2015		513	530
4.45%, 01/10/2017	385	420		4.40%, 07/22/2020		404	436
4.59%, 12/15/2015	160	171		4.50%, 01/24/2022		641	680
5.88%, 02/22/2033	400	411		4.63%, 05/10/2021		641	690
5.88%, 01/30/2042	321	359		4.95%, 03/25/2020		146	162
6.00%, 10/31/2033	126	130		5.25%, 05/01/2015		222	235
6.01%, 01/15/2015	40	42		5.40%, 01/06/2042		258	274
6.13%, 11/21/2017	321	374		5.60%, 07/15/2041		386	422
6.13%, 05/15/2018	432	506		6.40%, 05/15/2038		259	309
6.13%, 08/25/2036	300	316		JP Morgan Chase Bank NA
6.63%, 06/15/2032	313	348		6.00%, 10/01/2017		410	474
6.88%, 03/05/2038	21	26		KeyCorp
8.13%, 07/15/2039	421	586		3.75%, 08/13/2015		458	480
8.50%, 05/22/2019	321	417		5.10%, 03/24/2021		257	284
Commonwealth Bank of Australia/New York				KFW
NY				0.63%, 04/24/2015		962	967
1.25%, 09/18/2015	500	506		1.25%, 02/15/2017		641	652
Cooperatieve Centrale Raiffeisen-				2.63%, 03/03/2015		641	660
Boerenleenbank BA/Netherlands				2.63%, 02/16/2016		641	672
3.38%, 01/19/2017	494	526		2.63%, 01/25/2022		641	635
3.88%, 02/08/2022	580	585		2.75%, 09/08/2020		432	444
4.50%, 01/11/2021	129	137		2.75%, 10/01/2020		750	769
Credit Suisse/New York NY				4.00%, 01/27/2020		244	271
3.50%, 03/23/2015	300	312		4.50%, 07/16/2018		257	292
4.38%, 08/05/2020	300	326		4.88%, 06/17/2019		706	820
5.40%, 01/14/2020	260	288		5.13%, 03/14/2016		1,055	1,167
Deutsche Bank AG/London				Korea Development Bank/The
3.45%, 03/30/2015	196	203		4.00%, 09/09/2016		400	427
6.00%, 09/01/2017	359	414		Korea Finance Corp
Discover Bank/Greenwood DE				2.88%, 08/22/2018		600	611
7.00%, 04/15/2020	100	118		Landwirtschaftliche Rentenbank
Export-Import Bank of Korea				3.13%, 07/15/2015		257	269
4.00%, 01/11/2017	400	429		5.00%, 11/08/2016		257	289

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
November 30, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Banks (continued)				Banks (continued)
Lloyds Bank PLC				Wachovia Bank NA (continued)
4.88%, 01/21/2016	$449	$486		6.60%, 01/15/2038	$550		$685
6.38%, 01/21/2021	129	153		Wachovia Corp
Mellon Funding Corp				5.75%, 06/15/2017	604		695
5.00%, 12/01/2014	193	201		5.75%, 02/01/2018	449		526
Morgan Stanley				Wells Fargo & Co
1.75%, 02/25/2016	259	263		1.25%, 07/20/2016	510		514
3.75%, 02/25/2023	690	672		1.50%, 01/16/2018	345		345
3.80%, 04/29/2016	372	394		3.45%, 02/13/2023	259		244
5.45%, 01/09/2017	200	223		3.50%, 03/08/2022	449		454
5.50%, 01/26/2020	160	181		3.63%, 04/15/2015	670		698
5.55%, 04/27/2017	200	225		4.60%, 04/01/2021	257		283
5.75%, 01/25/2021	900	1,026		Westpac Banking Corp
6.00%, 04/28/2015	476	509		3.00%, 08/04/2015	338		352
6.25%, 08/28/2017	695	804		3.00%, 12/09/2015	193		202
6.63%, 04/01/2018	220	259		4.20%, 02/27/2015	270		282
7.25%, 04/01/2032	39	49		4.88%, 11/19/2019	497		561
7.30%, 05/13/2019	530	650					$73,173
National Australia Bank Ltd/New York
1.60%, 08/07/2015	200	203		Beverages - 0.59%
Oesterreichische Kontrollbank AG				Anheuser-Busch Cos LLC
2.00%, 06/03/2016	604	625		5.50%, 01/15/2018	225		259
PNC Bank NA				Anheuser-Busch InBev Finance Inc
1.15%, 11/01/2016	200	201		0.80%, 01/15/2016	173		173
PNC Funding Corp				2.63%, 01/17/2023	604		560
2.70%, 09/19/2016	408	426		Anheuser-Busch InBev Worldwide Inc
3.63%, 02/08/2015	334	346		0.80%, 07/15/2015	432		434
4.38%, 08/11/2020	129	138		3.75%, 07/15/2042	173		149
5.13%, 02/08/2020	497	558		4.13%, 01/15/2015	39		41
5.63%, 02/01/2017	257	286		5.00%, 04/15/2020	98		110
6.70%, 06/10/2019	65	79		5.38%, 01/15/2020	171		197
Royal Bank of Canada				6.38%, 01/15/2040	129		158
2.63%, 12/15/2015	474	492		6.88%, 11/15/2019	129		160
2.88%, 04/19/2016	560	588		7.75%, 01/15/2019	322		406
Royal Bank of Scotland Group PLC				8.20%, 01/15/2039	129		189
2.55%, 09/18/2015	432	443		Beam Inc
6.40%, 10/21/2019	60	70		5.38%, 01/15/2016	7		8
Royal Bank of Scotland PLC/The				Coca-Cola Co/The
5.63%, 08/24/2020	417	468		0.75%, 03/13/2015	258		259
Societe Generale SA				1.50%, 11/15/2015	193		197
2.63%, 10/01/2018	300	305		1.80%, 09/01/2016	193		199
State Street Corp				3.15%, 11/15/2020	322		333
3.10%, 05/15/2023	260	243		Coca-Cola Enterprises Inc
5.38%, 04/30/2017	47	53		2.13%, 09/15/2015	200		204
Sumitomo Mitsui Banking Corp				3.50%, 09/15/2020	200		203
1.35%, 07/18/2015	300	303		Coca-Cola Femsa SAB de CV
3.20%, 07/18/2022	200	193		2.38%, 11/26/2018	250		250
SunTrust Bank/Atlanta GA				Diageo Capital PLC
5.00%, 09/01/2015	14	15		4.83%, 07/15/2020	129		143
SunTrust Banks Inc				5.88%, 09/30/2036	450		514
2.35%, 11/01/2018	300	301		Diageo Finance BV
3.60%, 04/15/2016	258	273		3.25%, 01/15/2015	103		106
Toronto-Dominion Bank/The				Diageo Investment Corp
2.38%, 10/19/2016	450	469		2.88%, 05/11/2022	345		330
UBS AG/Stamford CT				Dr Pepper Snapple Group Inc
3.88%, 01/15/2015	520	539		2.60%, 01/15/2019	451		456
4.88%, 08/04/2020	342	381		PepsiAmericas Inc
5.88%, 12/20/2017	432	501		4.88%, 01/15/2015	65		68
UBS Preferred Funding Trust V				PepsiCo Inc
6.24%, 05/29/2049	400	425		0.70%, 08/13/2015	260		261
Union Bank NA				2.50%, 05/10/2016	129		134
5.95%, 05/11/2016	300	334		2.75%, 03/05/2022	322		306
US Bancorp/MN				3.10%, 01/15/2015	59		61
1.65%, 05/15/2017	513	521		3.13%, 11/01/2020	322		326
2.95%, 07/15/2022	259	243		4.50%, 01/15/2020	129		142
3.00%, 03/15/2022	321	314		4.88%, 11/01/2040	322		322
4.13%, 05/24/2021	193	206		5.50%, 01/15/2040	129		140
Wachovia Bank NA				7.90%, 11/01/2018	398		507
6.00%, 11/15/2017	600	698					$8,305

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
November 30, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Biotechnology - 0.25%				Computers - 0.43%
Amgen Inc				Affiliated Computer Services Inc
1.88%, 11/15/2014	$193	$196		5.20%, 06/01/2015	$129		$137
2.13%, 05/15/2017	346	354		Apple Inc
4.10%, 06/15/2021	450	472		0.45%, 05/03/2016	260		259
5.15%, 11/15/2041	193	190		1.00%, 05/03/2018	260		253
5.70%, 02/01/2019	34	40		2.40%, 05/03/2023	260		236
5.75%, 03/15/2040	65	69		3.85%, 05/04/2043	260		217
5.85%, 06/01/2017	201	230		Computer Sciences Corp
6.40%, 02/01/2039	34	39		6.50%, 03/15/2018	258		300
6.90%, 06/01/2038	505	608		Hewlett-Packard Co
Celgene Corp				2.13%, 09/13/2015	193		197
2.30%, 08/15/2018	500	502		2.60%, 09/15/2017	386		394
2.45%, 10/15/2015	129	133		2.65%, 06/01/2016	432		444
Genentech Inc				3.00%, 09/15/2016	322		335
4.75%, 07/15/2015	417	445		4.65%, 12/09/2021	450		462
Gilead Sciences Inc				6.00%, 09/15/2041	386		382
4.40%, 12/01/2021	193	206		International Business Machines Corp
		$3,484		2.00%, 01/05/2016	200		206
				5.60%, 11/30/2039	232		258
Building Materials - 0.03%				5.70%, 09/14/2017	520		602
Owens Corning				6.22%, 08/01/2027	129		157
4.20%, 12/15/2022	432	419		7.63%, 10/15/2018	400		506
				Seagate HDD Cayman
Chemicals - 0.39%				4.75%, 06/01/2023(c)	600		570
Airgas Inc				Seagate Technology HDD Holdings
2.38%, 02/15/2020	260	250		6.80%, 10/01/2016	100		113
2.95%, 06/15/2016	193	201					$6,028
CF Industries Inc
4.95%, 06/01/2043	260	241		Consumer Products - 0.07%
				Avery Dennison Corp
Dow Chemical Co/The				5.38%, 04/15/2020	65		67
2.50%, 02/15/2016	193	200
4.13%, 11/15/2021	129	133		Clorox Co/The
				3.80%, 11/15/2021	322		325
4.38%, 11/15/2042	260	230		Kimberly-Clark Corp
8.55%, 05/15/2019	363	470
9.40%, 05/15/2039	129	192		2.40%, 03/01/2022	641		606
Eastman Chemical Co				7.50%, 11/01/2018	45		57
3.00%, 12/15/2015	129	134					$1,055
4.50%, 01/15/2021	129	134		Cosmetics & Personal Care - 0.13%
Ecolab Inc				Avon Products Inc
4.35%, 12/08/2021	258	271		6.50%, 03/01/2019	432		474
5.50%, 12/08/2041	193	205		Colgate-Palmolive Co
EI du Pont de Nemours & Co				2.95%, 11/01/2020	385		389
2.75%, 04/01/2016	193	202		Procter & Gamble Co/The
2.80%, 02/15/2023	346	322		2.30%, 02/06/2022	527		499
3.25%, 01/15/2015	193	199		4.70%, 02/15/2019	193		220
4.15%, 02/15/2043	260	232		4.85%, 12/15/2015	65		71
4.25%, 04/01/2021	193	206		5.55%, 03/05/2037	129		148
4.63%, 01/15/2020	65	71					$1,801
LyondellBasell Industries NV
5.00%, 04/15/2019	400	449		Credit Card Asset Backed Securities - 0.15%
Mosaic Co/The				Capital One Multi-Asset Execution Trust
5.63%, 11/15/2043	250	254		5.75%, 07/15/2020	1,185		1,376
Potash Corp of Saskatchewan Inc				Citibank Credit Card Issuance Trust
4.88%, 03/30/2020	129	141		4.90%, 12/12/2016	432		452
PPG Industries Inc				5.30%, 03/15/2018	300		331
3.60%, 11/15/2020	215	221					$2,159
Praxair Inc				Distribution & Wholesale - 0.03%
2.20%, 08/15/2022	432	391		Arrow Electronics Inc
5.38%, 11/01/2016	129	145		3.00%, 03/01/2018	132		134
Sherwin-Williams Co/The				4.50%, 03/01/2023	346		339
3.13%, 12/15/2014	30	31					$473
		$5,525
				Diversified Financial Services - 1.71%
Commercial Services - 0.01%				Air Lease Corp
McGraw Hill Financial Inc				3.38%, 01/15/2019	200		201
6.55%, 11/15/2037	129	123		American Express Co
Western Union Co/The				4.05%, 12/03/2042	261		230
5.25%, 04/01/2020	65	69		6.15%, 08/28/2017	322		375
		$192		7.00%, 03/19/2018	456		551

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
November 30, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)

Diversified Financial Services (continued)				Diversified Financial Services (continued)
American Express Credit Corp				Merrill Lynch & Co Inc
2.80%, 09/19/2016	$641	$673		5.30%, 09/30/2015	$65	$70
American Honda Finance Corp				5.70%, 05/02/2017	200	223
1.13%, 10/07/2016	400	402		6.05%, 05/16/2016	626	693
Ameriprise Financial Inc				6.11%, 01/29/2037	300	319
4.00%, 10/15/2023	300	303		6.88%, 04/25/2018	513	612
Bear Stearns Cos LLC/The				7.75%, 05/14/2038	350	444
5.55%, 01/22/2017	129	144		Murray Street Investment Trust I
6.40%, 10/02/2017	320	374		4.65%, 03/09/2017(a)	641	697
7.25%, 02/01/2018	467	564		NASDAQ OMX Group Inc/The
BlackRock Inc				4.00%, 01/15/2015	129	133
3.38%, 06/01/2022	432	434		National Rural Utilities Cooperative Finance
3.50%, 12/10/2014	98	101		Corp
5.00%, 12/10/2019	65	74		3.05%, 02/15/2022	258	253
Boeing Capital Corp				3.88%, 09/16/2015	322	340
4.70%, 10/27/2019	85	97		10.38%, 11/01/2018	46	63
Capital One Bank USA NA				Nomura Holdings Inc
3.38%, 02/15/2023	300	282		4.13%, 01/19/2016	386	408
8.80%, 07/15/2019	200	257		6.70%, 03/04/2020	326	374
Countrywide Financial Corp				ORIX Corp
6.25%, 05/15/2016	144	160		4.71%, 04/27/2015	302	316
Credit Suisse USA Inc				Private Export Funding Corp
7.13%, 07/15/2032	300	392		3.05%, 10/15/2014	65	67
Discover Financial Services						$24,143
3.85%, 11/21/2022	216	208
Ford Motor Credit Co LLC				Electric - 1.48%
2.75%, 05/15/2015	600	616		Ameren Illinois Co
3.00%, 06/12/2017	400	418		2.70%, 09/01/2022	432	410
3.98%, 06/15/2016	500	534		Appalachian Power Co
4.25%, 02/03/2017	300	325		6.70%, 08/15/2037	193	223
5.00%, 05/15/2018	300	334		7.00%, 04/01/2038	152	183
5.88%, 08/02/2021	600	681		Arizona Public Service Co
Franklin Resources Inc				4.50%, 04/01/2042	193	185
3.13%, 05/20/2015	279	289		Baltimore Gas & Electric Co
General Electric Capital Corp				5.90%, 10/01/2016	174	197
2.15%, 01/09/2015	641	653		Commonwealth Edison Co
2.30%, 04/27/2017	641	661		4.00%, 08/01/2020	26	28
3.10%, 01/09/2023	518	495		5.80%, 03/15/2018	33	38
3.50%, 06/29/2015	193	202		5.88%, 02/01/2033	300	342
4.63%, 01/07/2021	193	213		Consolidated Edison Co of New York Inc
5.30%, 02/11/2021	769	856		4.20%, 03/15/2042	321	300
5.38%, 10/20/2016	385	431		5.85%, 03/15/2036	129	148
5.50%, 01/08/2020	410	474		6.65%, 04/01/2019	129	157
5.88%, 01/14/2038	663	751		6.75%, 04/01/2038	65	83
6.00%, 08/07/2019	452	540		Constellation Energy Group Inc
6.38%, 11/15/2067(a)	200	217		4.55%, 06/15/2015	39	41
6.75%, 03/15/2032	375	465		Consumers Energy Co
6.88%, 01/10/2039	501	634		5.50%, 08/15/2016	183	204
Goldman Sachs Capital I				Dominion Gas Holdings LLC
				3.55%, 11/01/2023(c)	400	393
6.35%, 02/15/2034	135	137
HSBC Finance Capital Trust IX				Dominion Resources Inc/VA
5.91%, 11/30/2035	125	130		5.15%, 07/15/2015	129	138
HSBC Finance Corp				8.88%, 01/15/2019	669	866
5.50%, 01/19/2016	500	545		DTE Electric Co
6.68%, 01/15/2021	247	288		3.45%, 10/01/2020	13	13
IntercontinentalExchange Group Inc				Duke Energy Carolinas LLC
4.00%, 10/15/2023	300	305		4.00%, 09/30/2042	260	235
Jefferies Group LLC				5.30%, 02/15/2040	34	37
3.88%, 11/09/2015	258	268		Duke Energy Corp
6.50%, 01/20/2043	260	256		3.35%, 04/01/2015	193	200
6.88%, 04/15/2021	68	77		Duke Energy Florida Inc
8.50%, 07/15/2019	33	40		0.65%, 11/15/2015	174	174
John Deere Capital Corp				4.55%, 04/01/2020	193	212
0.88%, 04/17/2015	257	259		5.65%, 06/15/2018	322	374
1.20%, 10/10/2017	259	256		Duke Energy Indiana Inc
1.40%, 03/15/2017	449	452		3.75%, 07/15/2020	94	99
2.25%, 06/07/2016	193	200		4.20%, 03/15/2042	322	299
2.75%, 03/15/2022	321	307		6.12%, 10/15/2035	193	216
				Entergy Arkansas Inc
				3.75%, 02/15/2021	65	67

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
November 30, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Electric (continued)				Electric (continued)
Entergy Corp				Progress Energy Inc (continued)
4.70%, 01/15/2017	$322	$345		7.75%, 03/01/2031	$340		$437
5.13%, 09/15/2020	224	235		PSEG Power LLC
Exelon Corp				2.75%, 09/15/2016	193		201
4.90%, 06/15/2015	97	103		Public Service Co of Colorado
Exelon Generation Co LLC				3.95%, 03/15/2043	259		233
5.20%, 10/01/2019	257	282		Public Service Co of New Mexico
FirstEnergy Solutions Corp				7.95%, 05/15/2018	385		463
6.80%, 08/15/2039	254	255		Public Service Electric & Gas Co
Florida Power & Light Co				3.50%, 08/15/2020	183		190
5.13%, 06/01/2041	385	416		3.65%, 09/01/2042	259		221
5.63%, 04/01/2034	65	74		Puget Sound Energy Inc
5.69%, 03/01/2040	123	143		4.43%, 11/15/2041	193		184
Georgia Power Co				5.80%, 03/15/2040	129		148
3.00%, 04/15/2016	193	203		San Diego Gas & Electric Co
4.30%, 03/15/2042	494	447		3.60%, 09/01/2023	300		304
Great Plains Energy Inc				5.35%, 05/15/2040	213		239
4.85%, 06/01/2021	193	204		South Carolina Electric & Gas Co
Hydro-Quebec				5.45%, 02/01/2041	193		213
8.05%, 07/07/2024	257	347		Southern California Edison Co
Iberdrola International BV				5.50%, 03/15/2040	257		289
6.75%, 07/15/2036	321	350		5.95%, 02/01/2038	193		227
LG&E and KU Energy LLC				Southern Co/The
3.75%, 11/15/2020	193	195		2.45%, 09/01/2018	500		508
Louisville Gas & Electric Co				Southwestern Electric Power Co
5.13%, 11/15/2040	129	138		6.20%, 03/15/2040	129		142
MidAmerican Energy Co				6.45%, 01/15/2019	65		76
3.70%, 09/15/2023	500	504		TransAlta Corp
MidAmerican Energy Holdings Co				6.50%, 03/15/2040	65		64
6.13%, 04/01/2036	392	443		Union Electric Co
Mississippi Power Co				6.40%, 06/15/2017	193		224
4.25%, 03/15/2042	173	150		Virginia Electric and Power Co
Nevada Power Co				6.00%, 05/15/2037	193		227
5.45%, 05/15/2041	227	248		8.88%, 11/15/2038	26		40
6.50%, 05/15/2018	193	230		Xcel Energy Inc
7.13%, 03/15/2019	34	42		4.70%, 05/15/2020	259		287
NextEra Energy Capital Holdings Inc							$20,865
1.20%, 06/01/2015	432	435
4.50%, 06/01/2021	129	135		Electrical Components & Equipment - 0.02%
Nisource Finance Corp				Emerson Electric Co
3.85%, 02/15/2023	302	292		2.63%, 02/15/2023	242		231
5.25%, 09/15/2017	177	197		4.88%, 10/15/2019	65		74
5.95%, 06/15/2041	65	68					$305
6.40%, 03/15/2018	39	45		Electronics - 0.10%
Northern States Power Co/MN				Agilent Technologies Inc
5.25%, 03/01/2018	103	118		6.50%, 11/01/2017	39		45
5.35%, 11/01/2039	200	221		Honeywell International Inc
Ohio Power Co				5.30%, 03/01/2018	322		370
6.00%, 06/01/2016	205	228		5.38%, 03/01/2041	193		216
Oncor Electric Delivery Co LLC				5.70%, 03/15/2037	34		39
5.25%, 09/30/2040	129	131		Jabil Circuit Inc
6.80%, 09/01/2018	438	523		4.70%, 09/15/2022	260		252
Pacific Gas & Electric Co				Koninklijke Philips NV
3.50%, 10/01/2020	65	66		5.00%, 03/15/2042	322		320
4.45%, 04/15/2042	100	92		5.75%, 03/11/2018	26		30
5.40%, 01/15/2040	321	335		Thermo Fisher Scientific Inc
6.05%, 03/01/2034	257	291		4.70%, 05/01/2020	129		140
PacifiCorp							$1,412
2.95%, 06/01/2023	174	166
5.65%, 07/15/2018	177	206		Entertainment - 0.01%
6.25%, 10/15/2037	232	282		International Game Technology
Peco Energy Co				5.35%, 10/15/2023	200		208
2.38%, 09/15/2022	260	237
PPL Capital Funding Inc				Environmental Control - 0.13%
4.70%, 06/01/2043	260	229		Republic Services Inc
PPL Energy Supply LLC				4.75%, 05/15/2023	129		136
5.70%, 10/15/2035	116	123		5.25%, 11/15/2021	260		287
Progress Energy Inc				5.50%, 09/15/2019	261		298
3.15%, 04/01/2022	322	312		6.20%, 03/01/2040	149		169

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
November 30, 2013 (unaudited)

	Principal							Principal
BONDS (continued)	Amount (000's)	Value	(000	's)		BONDS (continued)	Amount (000's)		Value	(000	's)

Environmental Control (continued)						Finance - Mortgage Loan/Banker (continued)
Waste Management Inc						Federal Home Loan Banks	(continued)
2.90%, 09/15/2022	$432		$400			5.38%, 05/18/2016		$195		$219
6.38%, 03/11/2015	193		206			5.50%, 07/15/2036		450		535
7.00%, 07/15/2028	39		48			5.63%, 06/11/2021		390		468
7.38%, 03/11/2019	193		235			Freddie Mac
			$1,779			0.32%, 04/29/2015		88		88
						0.42%, 06/19/2015		864		864
Federal & Federally Sponsored Credit - 0.14%						0.42%, 09/18/2015		1,078		1,080
Federal Farm Credit Banks						0.50%, 01/28/2016		432		432
0.54%, 11/07/2016	345		344			0.60%, 03/28/2016		720		721
0.73%, 08/15/2016	186		186			0.63%, 12/29/2014		641		644
1.50%, 11/16/2015	641		656			1.00%, 09/29/2017		864		862
4.88%, 01/17/2017	435		492			1.20%, 03/06/2017		513		514
5.13%, 08/25/2016	285		321			1.20%, 06/12/2018		930		914
			$1,999			1.25%, 05/12/2017		641		650
Finance - Mortgage Loan/Banker - 3.84%						1.25%, 10/02/2019		1,294		1,239
Fannie Mae						1.40%, 08/22/2019		863		820
0.00%, 06/01/2017(d)	385		367			1.75%, 09/10/2015		162		166
0.00%, 10/09/2019(d)	485		415			2.00%, 08/25/2016		864		898
0.38%, 03/16/2015	641		642			2.25%, 03/13/2020		454		452
0.50%, 05/27/2015	1,294		1,299			2.38%, 01/13/2022		935		909
0.50%, 07/02/2015	864		867			2.50%, 05/27/2016		450		472
0.50%, 09/28/2015	864		867			2.88%, 02/09/2015		1,184		1,221
0.50%, 03/28/2016	432		432			3.00%, 01/18/2028		359		313
0.50%, 04/29/2016	841		840			3.75%, 03/27/2019		628		692
0.55%, 02/27/2015	690		691			4.38%, 07/17/2015		129		138
0.65%, 03/28/2016	465		465			4.50%, 01/15/2015		162		170
0.75%, 12/19/2014	641		645			4.75%, 11/17/2015		162		176
0.88%, 08/28/2017	294		293			4.75%, 01/19/2016		669		731
0.88%, 10/26/2017	1,294		1,289			4.88%, 06/13/2018		613		707
0.88%, 02/08/2018	864		852			5.00%, 02/16/2017		298		338
0.88%, 05/21/2018	1,000		981			5.00%, 04/18/2017		643		732
0.95%, 08/23/2017	1,294		1,289			5.13%, 10/18/2016		250		282
1.00%, 12/28/2017	647		639			5.13%, 11/17/2017		520		601
1.05%, 05/25/2018	300		296			5.25%, 04/18/2016		520		579
1.07%, 09/27/2017	432		430			5.50%, 07/18/2016		829		936
1.13%, 03/28/2018	345		340			5.50%, 08/23/2017		669		779
1.15%, 02/28/2018	345		341			6.25%, 07/15/2032		577		745
1.25%, 09/28/2016	801		816			6.75%, 03/15/2031		193		260
1.25%, 01/30/2017	482		491							$54,128
1.38%, 11/15/2016	641		655		Food	- 0.41%
1.63%, 10/26/2015	641		657			Campbell Soup Co
2.38%, 07/28/2015	258		267			3.05%, 07/15/2017		322		340
2.38%, 04/11/2016	450		470			4.25%, 04/15/2021		129		133
2.50%, 02/22/2023	432		410			ConAgra Foods Inc
4.38%, 10/15/2015	258		277			1.30%, 01/25/2016		346		348
5.00%, 03/15/2016	801		884			2.10%, 03/15/2018		260		261
5.00%, 05/11/2017	162		185			3.25%, 09/15/2022		260		247
5.25%, 09/15/2016	129		146			4.65%, 01/25/2043		174		158
5.38%, 06/12/2017	801		925			Delhaize Group SA
5.63%, 07/15/2037	65		80			5.70%, 10/01/2040		257		246
6.00%, 04/18/2036	129		143			General Mills Inc
6.63%, 11/15/2030	507		674			3.15%, 12/15/2021		193		190
7.13%, 01/15/2030	497		686			Kellogg Co
7.25%, 05/15/2030	449		628			2.75%, 03/01/2023		432		398
Federal Home Loan Banks						4.00%, 12/15/2020		193		203
0.38%, 03/13/2015	870		872			Kraft Foods Group Inc
0.45%, 12/28/2015	350		350			5.38%, 02/10/2020		240		273
0.50%, 11/20/2015	870		872			6.50%, 02/09/2040		190		223
1.00%, 06/21/2017	870		874			Kroger Co/The
1.25%, 02/28/2018	410		406			3.40%, 04/15/2022		386		374
2.13%, 03/10/2023	440		403			4.95%, 01/15/2015		193		202
2.75%, 12/12/2014	745		765			5.40%, 07/15/2040		65		65
2.75%, 03/13/2015	450		465			6.15%, 01/15/2020		34		39
2.88%, 06/12/2015	745		775			6.40%, 08/15/2017		46		53
4.50%, 02/18/2015	645		678			Mondelez International Inc
4.75%, 12/16/2016	1,030		1,158			5.38%, 02/10/2020		220		249
4.88%, 05/17/2017	810		923			6.50%, 08/11/2017		641		757
5.00%, 11/17/2017	490		566			6.50%, 02/09/2040		302		354

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
November 30, 2013 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)		Amount (000's)	Value	(000	's)

Food (continued)				Healthcare - Services (continued)
Safeway Inc				UnitedHealth Group Inc	(continued)
3.95%, 08/15/2020	$81	$81		6.50%, 06/15/2037		$193		$232
Unilever Capital Corp				6.88%, 02/15/2038		353		444
2.20%, 03/06/2019	300	304		WellPoint Inc
2.75%, 02/10/2016	300	313		3.30%, 01/15/2023		260		246
		$5,811		4.65%, 01/15/2043		174		160
				5.25%, 01/15/2016		85		92
Forest Products & Paper - 0.11%								$3,774
Georgia-Pacific LLC
7.75%, 11/15/2029	129	165		Holding Companies - Diversified - 0.02%
International Paper Co				Leucadia National Corp
7.30%, 11/15/2039	65	79		6.63%, 10/23/2043		300		294
7.50%, 08/15/2021	340	420
7.95%, 06/15/2018	346	428
MeadWestvaco Corp				Home Furnishings - 0.01%
				Whirlpool Corp
7.38%, 09/01/2019	259	313		4.85%, 06/15/2021		193		206
Plum Creek Timberlands LP
4.70%, 03/15/2021	129	135
		$1,540		Insurance - 0.95%
				ACE INA Holdings Inc
Gas- 0.04%				5.90%, 06/15/2019		432		511
CenterPoint Energy Inc				Aegon NV
6.50%, 05/01/2018	193	227		4.63%, 12/01/2015		58		62
National Grid PLC				Aflac Inc
6.30%, 08/01/2016	103	116		3.45%, 08/15/2015		52		54
Sempra Energy				6.45%, 08/15/2040		167		199
2.88%, 10/01/2022	260	241		8.50%, 05/15/2019		34		44
6.00%, 10/15/2039	34	38		American International Group Inc
		$622		3.00%, 03/20/2015		322		332
Healthcare - Products - 0.17%				4.88%, 06/01/2022		432		468
Baxter International Inc				5.60%, 10/18/2016		882		987
2.40%, 08/15/2022	260	240		5.85%, 01/16/2018		386		446
3.65%, 08/15/2042	260	218		6.25%, 05/01/2036		325		379
4.25%, 03/15/2020	129	140		6.40%, 12/15/2020		322		384
5.90%, 09/01/2016	46	52		Aon Corp
Becton Dickinson and Co				5.00%, 09/30/2020		322		355
5.00%, 11/12/2040	129	134		AXA SA
Boston Scientific Corp				8.60%, 12/15/2030		97		119
6.00%, 01/15/2020	129	149		Berkshire Hathaway Finance Corp
6.25%, 11/15/2015	129	141		4.25%, 01/15/2021		258		277
7.38%, 01/15/2040	129	160		5.75%, 01/15/2040		213		237
Covidien International Finance SA				Berkshire Hathaway Inc
6.00%, 10/15/2017	59	68		1.90%, 01/31/2017		322		330
Medtronic Inc				3.20%, 02/11/2015		197		204
3.00%, 03/15/2015	322	333		3.40%, 01/31/2022		513		514
4.45%, 03/15/2020	258	282		Chubb Corp/The
5.55%, 03/15/2040	260	287		6.50%, 05/15/2038		26		33
Stryker Corp				CNA Financial Corp
4.10%, 04/01/2043	154	139		5.75%, 08/15/2021		193		219
4.38%, 01/15/2020	65	71		Fidelity National Financial Inc
		$2,414		6.60%, 05/15/2017		129		144
				Genworth Holdings Inc
Healthcare - Services - 0.27%				7.63%, 09/24/2021		432		521
Aetna Inc				7.70%, 06/15/2020		65		78
1.50%, 11/15/2017	174	173		Hartford Financial Services Group Inc
4.13%, 06/01/2021	258	270		5.38%, 03/15/2017		193		215
4.13%, 11/15/2042	174	151		6.00%, 01/15/2019		346		404
6.63%, 06/15/2036	13	16		6.63%, 03/30/2040		63		77
6.75%, 12/15/2037	34	42		ING US Inc
Cigna Corp				5.50%, 07/15/2022		450		492
2.75%, 11/15/2016	322	336		Lincoln National Corp
4.00%, 02/15/2022	260	267		7.00%, 06/15/2040		120		152
5.38%, 02/15/2042	322	338		8.75%, 07/01/2019		353		459
Quest Diagnostics Inc				MetLife Inc
4.70%, 04/01/2021	258	268		5.70%, 06/15/2035		592		656
4.75%, 01/30/2020	12	13		6.40%, 12/15/2066(a)		97		99
5.45%, 11/01/2015	45	49		6.75%, 06/01/2016		641		733
UnitedHealth Group Inc				7.72%, 02/15/2019		65		82
2.88%, 03/15/2022	450	432		PartnerRe Finance B LLC
4.70%, 02/15/2021	226	245		5.50%, 06/01/2020		65		71

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
November 30, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Insurance (continued)				Machinery - Construction & Mining (continued)
Progressive Corp/The				Caterpillar Financial Services Corp
3.75%, 08/23/2021	$279	$288		(continued)
Protective Life Corp				2.65%, 04/01/2016	$193		$201
8.45%, 10/15/2039	129	166		2.85%, 06/01/2022	173		166
Prudential Financial Inc				7.15%, 02/15/2019	282		350
4.50%, 11/16/2021	321	345		Caterpillar Inc
4.75%, 09/17/2015	129	138		0.95%, 06/26/2015	346		348
5.63%, 06/15/2043(a)	260	255		3.80%, 08/15/2042	263		222
5.70%, 12/14/2036	65	71					$1,851
5.80%, 11/16/2041	129	142
6.00%, 12/01/2017	193	224		Machinery - Diversified - 0.06%
6.63%, 12/01/2037	39	47		Cummins Inc
Reinsurance Group of America Inc				4.88%, 10/01/2043	150		152
4.70%, 09/15/2023	300	309		Deere & Co
Transatlantic Holdings Inc				4.38%, 10/16/2019	142		159
5.75%, 12/14/2015	70	76		Rockwell Automation Inc
Travelers Cos Inc/The				6.25%, 12/01/2037	129		151
6.25%, 06/15/2037	33	40		Roper Industries Inc
6.75%, 06/20/2036	129	164		1.85%, 11/15/2017	432		432
Unum Group							$894
7.13%, 09/30/2016	193	221		Media- 1.10%
Validus Holdings Ltd				21st Century Fox America Inc
8.88%, 01/26/2040	129	169		3.00%, 09/15/2022	432		409
Willis Group Holdings PLC				5.65%, 08/15/2020	129		146
4.13%, 03/15/2016	322	339		6.15%, 02/15/2041	193		213
WR Berkley Corp				6.20%, 12/15/2034	235		259
6.25%, 02/15/2037	75	84		6.40%, 12/15/2035	321		360
		$13,415		6.90%, 03/01/2019	385		468
Internet - 0.14%				CBS Corp
Amazon.com Inc				1.95%, 07/01/2017	388		392
0.65%, 11/27/2015	346	346		5.75%, 04/15/2020	164		185
1.20%, 11/29/2017	174	171		7.88%, 07/30/2030	196		241
2.50%, 11/29/2022	174	159		Comcast Corp
eBay Inc				3.13%, 07/15/2022	432		417
1.35%, 07/15/2017	174	175		4.50%, 01/15/2043	174		158
1.63%, 10/15/2015	129	132		5.15%, 03/01/2020	438		494
2.60%, 07/15/2022	174	162		5.90%, 03/15/2016	321		357
4.00%, 07/15/2042	174	146		6.40%, 03/01/2040	459		529
Expedia Inc				6.45%, 03/15/2037	151		175
7.46%, 08/15/2018	322	378		6.95%, 08/15/2037	360		439
Google Inc				COX Communications Inc
2.13%, 05/19/2016	129	134		5.45%, 12/15/2014	215		226
3.63%, 05/19/2021	129	135		5.50%, 10/01/2015	65		70
		$1,938		DIRECTV Holdings LLC / DIRECTV
				Financing Co Inc
Iron & Steel - 0.16%				3.55%, 03/15/2015	248		257
Cliffs Natural Resources Inc				3.80%, 03/15/2022	258		247
4.88%, 04/01/2021	322	316		4.60%, 02/15/2021	426		436
Nucor Corp				5.88%, 10/01/2019	142		162
5.75%, 12/01/2017	534	610		6.00%, 08/15/2040	408		397
Vale Overseas Ltd				Discovery Communications LLC
5.63%, 09/15/2019	116	127		3.70%, 06/01/2015	81		85
6.25%, 01/23/2017	561	629		5.05%, 06/01/2020	129		143
6.88%, 11/21/2036	420	430		5.63%, 08/15/2019	129		149
8.25%, 01/17/2034	98	113		6.35%, 06/01/2040	111		124
		$2,225		Grupo Televisa SAB
				6.00%, 05/15/2018	300		338
Leisure Products & Services - 0.01%				Historic TW Inc
Carnival Corp				6.88%, 06/15/2018	65		78
3.95%, 10/15/2020	200	201		NBCUniversal Media LLC
				3.65%, 04/30/2015	326		340
Lodging - 0.02%				4.38%, 04/01/2021	215		231
Wyndham Worldwide Corp				5.15%, 04/30/2020	190		215
3.90%, 03/01/2023	346	329		6.40%, 04/30/2040	301		346
				Reed Elsevier Capital Inc
				3.13%, 10/15/2022	16		15
Machinery - Construction & Mining - 0.13%				Thomson Reuters Corp
Caterpillar Financial Services Corp				5.85%, 04/15/2040	65		66
1.35%, 09/06/2016	300	303
1.63%, 06/01/2017	259	261

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
November 30, 2013 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)		Value	(000	's)
Media (continued)				Mining (continued)
Time Warner Cable Inc				Rio Tinto Finance USA Ltd	(continued)
3.50%, 02/01/2015	$65	$67		7.13%, 07/15/2028		$34		$43
5.85%, 05/01/2017	129	142		9.00%, 05/01/2019		210		276
6.55%, 05/01/2037	229	211		Rio Tinto Finance USA PLC
6.75%, 07/01/2018	131	148		2.25%, 12/14/2018		518		521
6.75%, 06/15/2039	193	179		4.75%, 03/22/2042		180		170
7.30%, 07/01/2038	260	257		Southern Copper Corp
8.25%, 04/01/2019	386	453		5.38%, 04/16/2020		65		70
8.75%, 02/14/2019	124	148		6.75%, 04/16/2040		270		257
Time Warner Entertainment Co LP				Teck Resources Ltd
8.38%, 07/15/2033	238	259		3.00%, 03/01/2019		258		258
Time Warner Inc				4.50%, 01/15/2021		432		437
3.15%, 07/15/2015	201	209		6.25%, 07/15/2041		386		377
4.00%, 01/15/2022	450	457						$7,301
4.70%, 01/15/2021	202	217
4.88%, 03/15/2020	107	118		Miscellaneous Manufacturing - 0.26%
5.88%, 11/15/2016	450	510		3M Co
6.20%, 03/15/2040	129	140		1.38%, 09/29/2016		322		329
6.50%, 11/15/2036	52	58		5.70%, 03/15/2037		98		114
7.63%, 04/15/2031	238	296		Danaher Corp
Viacom Inc				5.63%, 01/15/2018		322		369
2.50%, 12/15/2016	258	267		Dover Corp
3.88%, 12/15/2021	322	323		5.38%, 03/01/2041		193		211
4.25%, 09/15/2015	59	62		Eaton Corp
4.38%, 03/15/2043	260	216		0.95%, 11/02/2015		432		434
6.88%, 04/30/2036	254	291		1.50%, 11/02/2017		260		257
Walt Disney Co/The				2.75%, 11/02/2022		174		161
0.45%, 12/01/2015	432	432		4.15%, 11/02/2042		88		78
0.88%, 12/01/2014	300	302		GE Capital Trust I
1.35%, 08/16/2016	129	131		6.38%, 11/15/2067		40		43
2.75%, 08/16/2021	258	252		General Electric Co
7.00%, 03/01/2032	129	168		0.85%, 10/09/2015		174		175
		$15,480		2.70%, 10/09/2022		346		329
				4.13%, 10/09/2042		346		317
Metal Fabrication & Hardware - 0.05%				5.25%, 12/06/2017		432		495
Precision Castparts Corp				Parker Hannifin Corp
0.70%, 12/20/2015	302	302		3.50%, 09/15/2022		193		192
1.25%, 01/15/2018	174	172		Textron Inc
2.50%, 01/15/2023	174	160		6.20%, 03/15/2015		24		26
		$634		Tyco Electronics Group SA
				6.55%, 10/01/2017		134		154
Mining - 0.52%				7.13%, 10/01/2037		37		43
Alcoa Inc								$3,727
5.40%, 04/15/2021	129	132
5.90%, 02/01/2027	129	129		Mortgage Backed Securities - 1.80%
6.15%, 08/15/2020	34	36		Banc of America Commercial Mortgage Trust
6.50%, 06/15/2018	417	467		2006-3
Barrick Gold Corp				5.89%, 07/10/2044		45		49
2.90%, 05/30/2016	193	202		Banc of America Commercial Mortgage Trust
Barrick PD Australia Finance Pty Ltd				2006-5
4.95%, 01/15/2020	151	154		5.41%, 09/10/2047(a)		1,281		1,400
5.95%, 10/15/2039	226	199		Banc of America Commercial Mortgage Trust
BHP Billiton Finance USA Ltd				2007-2
1.63%, 02/24/2017	322	326		5.63%, 04/10/2049		31		31
3.25%, 11/21/2021	322	321		Banc of America Commercial Mortgage Trust
4.13%, 02/24/2042	322	287		2008-1
6.50%, 04/01/2019	59	72		6.40%, 02/10/2051(a)		119		136
Freeport-McMoRan Copper & Gold Inc				Banc of America Merrill Lynch Commercial
2.15%, 03/01/2017	500	501		Mortgage Inc
3.55%, 03/01/2022	344	321		5.36%, 09/10/2047(a)		320		342
3.88%, 03/15/2023(c)	604	567		Bear Stearns Commercial Mortgage Securities
Newmont Mining Corp				Trust 2006-PWR12
3.50%, 03/15/2022	258	223		5.90%, 09/11/2038(a)		286		314
5.13%, 10/01/2019	129	136		Bear Stearns Commercial Mortgage Securities
6.25%, 10/01/2039	295	263		Trust 2006-PWR13
Rio Tinto Alcan Inc				5.54%, 09/11/2041		320		351
6.13%, 12/15/2033	193	218		Bear Stearns Commercial Mortgage Securities
Rio Tinto Finance USA Ltd				Trust 2006-TOP24
3.75%, 09/20/2021	322	324		5.54%, 10/12/2041		483		532
6.50%, 07/15/2018	12	14

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
November 30, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Mortgage Backed Securities (continued)				Mortgage Backed Securities (continued)
CD 2006-CD3 Mortgage Trust				Merrill Lynch Mortgage Trust 2007-C1
5.62%, 10/15/2048	$238	$260		6.05%, 06/12/2050(a)	$223		$249
Citigroup Commercial Mortgage Trust 2008-				Morgan Stanley Bank of America Merrill
C7				Lynch Trust 2012-C6
6.34%, 12/10/2049(a)	35	40		2.86%, 11/15/2045(a)	431		411
COMM 2007-C9 Mortgage Trust				Morgan Stanley Capital I Trust 2006-HQ8
5.99%, 12/10/2049(a)	320	364		5.60%, 03/12/2044(a)	640		685
Commercial Mortgage Loan Trust 2008-LS1				Morgan Stanley Capital I Trust 2007-HQ12
6.21%, 12/10/2049(a)	256	288		5.78%, 04/12/2049(a)	336		337
Commercial Mortgage Trust 2007-GG11				5.78%, 04/12/2049(a)	692		768
5.74%, 12/10/2049	961	1,082		Morgan Stanley Capital I Trust 2007-IQ13
Commercial Mortgage Trust 2007-GG9				5.36%, 03/15/2044(a)	290		322
5.44%, 03/10/2039(a)	541	598		Morgan Stanley Capital I Trust 2007-TOP25
Credit Suisse Commercial Mortgage Trust				5.51%, 11/12/2049	640		713
Series 2007-C4				UBS Commercial Mortgage Trust 2012-C1
5.95%, 09/15/2039(a)	227	242		3.00%, 05/10/2045	287		295
GE Capital Commercial Mortgage Corp				3.40%, 05/10/2045(a)	1,121		1,120
5.49%, 11/10/2045(a)	74	79		UBS-Barclays Commercial Mortgage Trust
GS Mortgage Securities Trust 2007-GG10				2012-C4
5.99%, 08/10/2045(a)	137	142		2.85%, 12/10/2045(a)	431		407
5.99%, 08/10/2045(a)	1,281	1,416		UBS-Barclays Commercial Mortgage Trust
GS Mortgage Securities Trust 2011-GC5				2013-C6
3.00%, 08/10/2044	862	901		3.24%, 04/10/2046(a)	500		486
JP Morgan Chase Commercial Mortgage				Wachovia Bank Commercial Mortgage Trust
Securities Trust 2005-LDP2				Series 2005-C22
4.74%, 07/15/2042	260	271		5.46%, 12/15/2044(a)	320		343
4.78%, 07/15/2042	223	234		Wachovia Bank Commercial Mortgage Trust
JP Morgan Chase Commercial Mortgage				Series 2006-C23
Securities Trust 2006-CIBC17				5.42%, 01/15/2045	480		520
5.43%, 12/12/2043	862	939		Wachovia Bank Commercial Mortgage Trust
JP Morgan Chase Commercial Mortgage				Series 2006-C27
Securities Trust 2006-LDP7				5.80%, 07/15/2045	739		809
6.06%, 04/15/2045(a)	640	709		Wachovia Bank Commercial Mortgage Trust
JP Morgan Chase Commercial Mortgage				Series 2007-C30
Securities Trust 2006-LDP8				5.34%, 12/15/2043(a)	500		554
5.44%, 05/15/2045(a)	48	53		Wachovia Bank Commercial Mortgage Trust
JP Morgan Chase Commercial Mortgage				Series 2007-C34
Securities Trust 2006-LDP9				5.68%, 05/15/2046(a)	260		292
5.34%, 05/15/2047	852	938					$25,325
JP Morgan Chase Commercial Mortgage
Securities Trust 2007-C1				Office & Business Equipment - 0.07%
5.72%, 02/15/2051	20	22		Pitney Bowes Inc
JP Morgan Chase Commercial Mortgage				5.75%, 09/15/2017	193		214
Securities Trust 2007-LDP10				Xerox Corp
5.42%, 01/15/2049	884	979		2.95%, 03/15/2017	386		397
JP Morgan Chase Commercial Mortgage				4.25%, 02/15/2015	124		129
Securities Trust 2011-C5				4.50%, 05/15/2021	129		132
4.17%, 08/15/2046	640	682		5.63%, 12/15/2019	56		63
LB Commercial Mortgage Trust 2007-C3							$935
6.05%, 07/15/2044(a)	182	205		Oil & Gas - 2.12%
LB-UBS Commercial Mortgage Trust 2005-				Alberta Energy Co Ltd
C3				7.38%, 11/01/2031	193		226
4.79%, 07/15/2040(a)	640	674		Anadarko Finance Co
4.84%, 07/15/2040	448	465		7.50%, 05/01/2031	193		241
LB-UBS Commercial Mortgage Trust 2005-				Anadarko Petroleum Corp
C5				5.95%, 09/15/2016	447		503
5.02%, 09/15/2040	352	375		6.20%, 03/15/2040	65		74
LB-UBS Commercial Mortgage Trust 2005-				6.38%, 09/15/2017	574		670
C7				6.45%, 09/15/2036	239		277
5.20%, 11/15/2030	320	339		Apache Corp
LB-UBS Commercial Mortgage Trust 2006-				3.63%, 02/01/2021	193		200
C3				4.75%, 04/15/2043	322		316
5.66%, 03/15/2039	320	346		5.10%, 09/01/2040	232		234
LB-UBS Commercial Mortgage Trust 2007-				BP Capital Markets PLC
C6				1.38%, 05/10/2018	518		509
5.86%, 07/15/2040(a)	126	139		1.85%, 05/05/2017	173		176
Merrill Lynch Mortgage Trust 2006-C2				2.75%, 05/10/2023	518		479
5.74%, 08/12/2043	979	1,077		3.13%, 10/01/2015	129		135
				3.20%, 03/11/2016	257		271

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
November 30, 2013 (unaudited)

		Principal				Principal
BONDS (continued)		Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)

Oil & Gas (continued)					Oil & Gas (continued)
BP Capital Markets PLC	(continued)				Pemex Project Funding Master Trust
3.25%, 05/06/2022		$173	$170		6.63%, 06/15/2035	$94	$96
3.88%, 03/10/2015		298	310		Petrobras Global Finance BV
4.74%, 03/11/2021		321	352		4.38%, 05/20/2023	432	393
4.75%, 03/10/2019		65	73		Petrobras International Finance Co
Canadian Natural Resources Ltd					2.88%, 02/06/2015	494	502
5.70%, 05/15/2017		43	49		3.88%, 01/27/2016	279	288
6.25%, 03/15/2038		247	277		5.38%, 01/27/2021	513	515
Cenovus Energy Inc					5.75%, 01/20/2020	348	362
5.70%, 10/15/2019		219	254		5.88%, 03/01/2018	193	209
6.75%, 11/15/2039		322	384		6.75%, 01/27/2041	193	184
CNOOC Finance 2013 Ltd					6.88%, 01/20/2040	65	63
1.75%, 05/09/2018		300	296		7.88%, 03/15/2019	290	335
3.00%, 05/09/2023		300	274		Petro-Canada
4.25%, 05/09/2043		200	171		6.80%, 05/15/2038	34	41
ConocoPhillips					7.88%, 06/15/2026	300	395
6.00%, 01/15/2020		236	278		Petroleos Mexicanos
6.50%, 02/01/2039		425	534		4.88%, 03/15/2015	266	279
ConocoPhillips Canada Funding Co I					4.88%, 01/24/2022	965	989
5.63%, 10/15/2016		193	218		5.50%, 01/21/2021	522	561
ConocoPhillips Holding Co					5.50%, 06/27/2044	620	549
6.95%, 04/15/2029		344	442		8.00%, 05/03/2019	81	98
Devon Energy Corp					Phillips 66
1.88%, 05/15/2017		258	261		2.95%, 05/01/2017	322	337
5.60%, 07/15/2041		151	157		4.30%, 04/01/2022	322	331
6.30%, 01/15/2019		136	159		5.88%, 05/01/2042	322	350
7.95%, 04/15/2032		232	302		Pioneer Natural Resources Co
Devon Financing Corp LLC					3.95%, 07/15/2022	259	262
7.88%, 09/30/2031		321	413		Pride International Inc
Ecopetrol SA					6.88%, 08/15/2020	193	231
5.88%, 09/18/2023		100	106		Rowan Cos Inc
7.38%, 09/18/2043		150	162		5.00%, 09/01/2017	59	64
Encana Corp					Shell International Finance BV
3.90%, 11/15/2021		432	433		2.38%, 08/21/2022	173	160
5.90%, 12/01/2017		65	75		3.10%, 06/28/2015	398	415
6.50%, 02/01/2038		168	187		3.63%, 08/21/2042	173	147
Ensco PLC					4.30%, 09/22/2019	129	143
3.25%, 03/15/2016		129	135		4.38%, 03/25/2020	65	71
EOG Resources Inc					5.50%, 03/25/2040	65	73
2.63%, 03/15/2023		432	399		6.38%, 12/15/2038	210	258
4.40%, 06/01/2020		129	140		Statoil ASA
EQT Corp					1.15%, 05/15/2018	345	337
6.50%, 04/01/2018		319	365		2.65%, 01/15/2024	432	395
Hess Corp					3.15%, 01/23/2022	257	252
5.60%, 02/15/2041		129	135		3.95%, 05/15/2043	159	140
7.30%, 08/15/2031		269	325		5.10%, 08/17/2040	244	254
8.13%, 02/15/2019		65	82		5.25%, 04/15/2019	58	67
Marathon Oil Corp					Suncor Energy Inc
5.90%, 03/15/2018		388	445		6.10%, 06/01/2018	322	378
6.60%, 10/01/2037		58	69		6.50%, 06/15/2038	314	367
Marathon Petroleum Corp					6.85%, 06/01/2039	13	16
3.50%, 03/01/2016		193	203		Talisman Energy Inc
5.13%, 03/01/2021		193	211		5.13%, 05/15/2015	23	24
Murphy Oil Corp					6.25%, 02/01/2038	382	380
3.70%, 12/01/2022		432	404		Total Capital International SA
Nabors Industries Inc					0.75%, 01/25/2016	260	261
2.35%, 09/15/2016(c)		450	456		2.88%, 02/17/2022	322	310
Nexen Energy ULC					Total Capital SA
6.40%, 05/15/2037		146	167		3.00%, 06/24/2015	94	98
7.50%, 07/30/2039		39	50		4.25%, 12/15/2021	129	137
Noble Energy Inc					Transocean Inc
6.00%, 03/01/2041		258	284		3.80%, 10/15/2022	432	412
Noble Holding International Ltd					5.05%, 12/15/2016	604	667
2.50%, 03/15/2017		322	326		6.00%, 03/15/2018	385	436
3.45%, 08/01/2015		65	68		6.38%, 12/15/2021	193	217
6.20%, 08/01/2040		65	68		Valero Energy Corp
Occidental Petroleum Corp					4.50%, 02/01/2015	21	22
4.13%, 06/01/2016		193	209		6.13%, 02/01/2020	184	211
					6.63%, 06/15/2037	89	102

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
November 30, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)

Oil & Gas (continued)				Pharmaceuticals (continued)
Valero Energy Corp (continued)				Johnson & Johnson (continued)
7.50%, 04/15/2032	$39	$47		4.95%, 05/15/2033	$129	$142
9.38%, 03/15/2019	322	419		5.55%, 08/15/2017	322	373
		$29,839		Medco Health Solutions Inc
				7.13%, 03/15/2018	425	511
Oil & Gas Services - 0.14%				Merck & Co Inc
Baker Hughes Inc				2.25%, 01/15/2016	129	133
5.13%, 09/15/2040	376	397		2.40%, 09/15/2022	346	319
7.50%, 11/15/2018	34	43		4.15%, 05/18/2043	200	183
Cameron International Corp				6.55%, 09/15/2037	219	274
6.38%, 07/15/2018	386	452		Merck Sharp & Dohme Corp
Halliburton Co				5.00%, 06/30/2019	386	444
3.25%, 11/15/2021	129	129		Mylan Inc/PA
4.50%, 11/15/2041	129	122		4.20%, 11/29/2023	250	250
7.45%, 09/15/2039	26	35		Novartis Capital Corp
Weatherford International Ltd/Bermuda				2.90%, 04/24/2015	193	200
5.13%, 09/15/2020	129	138		4.40%, 04/24/2020	193	211
6.00%, 03/15/2018	34	39		Novartis Securities Investment Ltd
6.75%, 09/15/2040	129	138		5.13%, 02/10/2019	162	186
9.63%, 03/01/2019	412	533		Pfizer Inc
		$2,026		4.65%, 03/01/2018	129	145
Other Asset Backed Securities - 0.02%				5.35%, 03/15/2015	389	413
CenterPoint Energy Restoration Bond Co				6.20%, 03/15/2019	250	300
LLC				7.20%, 03/15/2039	379	507
3.46%, 08/15/2019	297	318		Sanofi
				2.63%, 03/29/2016	193	202
				Teva Pharmaceutical Finance Co LLC
Packaging & Containers - 0.01%				6.15%, 02/01/2036	129	142
Packaging Corp of America				Teva Pharmaceutical Finance II BV / Teva
4.50%, 11/01/2023	150	152		Pharmaceutical Finance III LLC
				3.00%, 06/15/2015	494	510
Pharmaceuticals - 0.93%				Wyeth LLC
Abbott Laboratories				5.50%, 02/15/2016	193	214
5.13%, 04/01/2019	432	497		5.95%, 04/01/2037	228	267
AbbVie Inc				Zoetis Inc
1.20%, 11/06/2015	432	436		3.25%, 02/01/2023(c)	174	164
1.75%, 11/06/2017	432	435				$13,079
2.90%, 11/06/2022	346	326		Pipelines - 0.79%
4.40%, 11/06/2042	346	316		Boardwalk Pipelines LP
Actavis Inc				3.38%, 02/01/2023	260	238
3.25%, 10/01/2022	174	163		El Paso Pipeline Partners Operating Co LLC
6.13%, 08/15/2019	34	39		4.70%, 11/01/2042	260	228
AstraZeneca PLC				Enbridge Energy Partners LP
5.90%, 09/15/2017	193	224		5.20%, 03/15/2020	24	26
6.45%, 09/15/2037	359	434		9.88%, 03/01/2019	219	289
Bristol-Myers Squibb Co				Energy Transfer Partners LP
0.88%, 08/01/2017	260	255		5.20%, 02/01/2022	258	274
3.25%, 08/01/2042	174	138		5.95%, 10/01/2043	200	205
5.88%, 11/15/2036	16	19		6.50%, 02/01/2042	258	279
6.80%, 11/15/2026	65	84		6.70%, 07/01/2018	58	68
Cardinal Health Inc				9.00%, 04/15/2019	16	20
1.70%, 03/15/2018	346	339		Enterprise Products Operating LLC
3.20%, 03/15/2023	260	244		1.25%, 08/13/2015	87	88
4.60%, 03/15/2043	174	161		3.20%, 02/01/2016	129	135
Eli Lilly & Co				3.35%, 03/15/2023	432	411
5.20%, 03/15/2017	412	465		4.45%, 02/15/2043	259	229
5.50%, 03/15/2027	174	201		5.20%, 09/01/2020	193	217
Express Scripts Holding Co				6.13%, 10/15/2039	58	64
3.13%, 05/15/2016	322	338		6.45%, 09/01/2040	193	220
4.75%, 11/15/2021	193	205		6.50%, 01/31/2019	375	449
6.13%, 11/15/2041	193	216		6.88%, 03/01/2033	39	47
GlaxoSmithKline Capital Inc				Kinder Morgan Energy Partners LP
5.65%, 05/15/2018	258	300		3.50%, 03/01/2016	200	210
6.38%, 05/15/2038	206	255		3.50%, 09/01/2023	345	322
GlaxoSmithKline Capital PLC				4.15%, 03/01/2022	432	434
0.75%, 05/08/2015	258	259		6.38%, 03/01/2041	321	351
2.85%, 05/08/2022	322	309		6.50%, 09/01/2039	33	37
Johnson & Johnson				6.95%, 01/15/2038	33	39
2.95%, 09/01/2020	322	331		7.40%, 03/15/2031	193	227

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
November 30, 2013 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)		Amount (000's)	Value	(000	's)

Pipelines (continued)				Regional Authority (continued)
Kinder Morgan Energy Partners LP				Province of Quebec Canada	(continued)
(continued)				5.13%, 11/14/2016		$215		$242
9.00%, 02/01/2019	$193	$250		7.50%, 09/15/2029		161		219
Magellan Midstream Partners LP				Province of Saskatchewan Canada
4.20%, 12/01/2042	174	149		8.50%, 07/15/2022		17		23
ONEOK Partners LP								$5,019
3.38%, 10/01/2022	260	246
6.13%, 02/01/2041	322	338		REITS- 0.54%
8.63%, 03/01/2019	52	66		American Tower Corp
Panhandle Eastern Pipe Line Co LP				4.70%, 03/15/2022		322		324
6.20%, 11/01/2017	204	236		7.00%, 10/15/2017		81		94
Plains All American Pipeline LP / PAA				AvalonBay Communities Inc
Finance Corp				2.85%, 03/15/2023		432		396
3.65%, 06/01/2022	322	318		BioMed Realty LP
3.95%, 09/15/2015	129	136		6.13%, 04/15/2020		17		19
4.30%, 01/31/2043	174	151		Boston Properties LP
5.75%, 01/15/2020	39	44		3.13%, 09/01/2023		345		321
Southern Natural Gas Co LLC				4.13%, 05/15/2021		193		200
5.90%, 04/01/2017(a),(c)	33	37		5.63%, 11/15/2020		65		74
Southern Natural Gas Co LLC / Southern				Brandywine Operating Partnership LP
Natural Issuing Corp				3.95%, 02/15/2023		432		411
4.40%, 06/15/2021	129	133		DDR Corp
Spectra Energy Capital LLC				4.63%, 07/15/2022		259		268
8.00%, 10/01/2019	432	527		Digital Realty Trust LP
Spectra Energy Partners LP				4.50%, 07/15/2015		138		144
4.75%, 03/15/2024	250	259		Duke Realty LP
Sunoco Logistics Partners Operations LP				3.88%, 10/15/2022		173		166
3.45%, 01/15/2023	174	161		7.38%, 02/15/2015		65		70
4.95%, 01/15/2043	174	156		EPR Properties
5.50%, 02/15/2020	116	126		7.75%, 07/15/2020		158		182
Tennessee Gas Pipeline Co LLC				ERP Operating LP
7.50%, 04/01/2017	193	227		3.00%, 04/15/2023		345		320
TransCanada PipeLines Ltd				4.75%, 07/15/2020		129		140
3.75%, 10/16/2023	200	197		HCP Inc
3.80%, 10/01/2020	321	334		3.75%, 02/01/2016		129		136
6.10%, 06/01/2040	65	74		5.38%, 02/01/2021		129		142
6.50%, 08/15/2018	107	128		6.70%, 01/30/2018		39		46
7.25%, 08/15/2038	129	164		Health Care REIT Inc
7.63%, 01/15/2039	289	383		4.50%, 01/15/2024		300		299
Williams Cos Inc/The				6.13%, 04/15/2020		289		329
7.50%, 01/15/2031	29	32		Hospitality Properties Trust
7.88%, 09/01/2021	321	380		6.70%, 01/15/2018		193		218
Williams Partners LP				Host Hotels & Resorts LP
3.80%, 02/15/2015	177	183		6.00%, 10/01/2021		260		285
5.25%, 03/15/2020	450	491		Liberty Property LP
6.30%, 04/15/2040	111	119		3.38%, 06/15/2023		432		399
		$11,152		ProLogis LP
				6.88%, 03/15/2020		161		191
Regional Authority - 0.36%				Realty Income Corp
Japan Finance Organization for				5.88%, 03/15/2035		129		134
Municipalities				Simon Property Group LP
5.00%, 05/16/2017	200	226		2.15%, 09/15/2017		258		264
Province of British Columbia				5.65%, 02/01/2020		120		137
1.20%, 04/25/2017	260	263		5.75%, 12/01/2015		450		490
2.65%, 09/22/2021	193	192		6.75%, 02/01/2040		65		81
6.50%, 01/15/2026	45	57		10.35%, 04/01/2019		226		309
Province of Manitoba Canada				UDR Inc
2.63%, 07/15/2015	193	200		5.25%, 01/15/2015		110		115
Province of Nova Scotia Canada				Ventas Realty LP / Ventas Capital Corp
5.13%, 01/26/2017	104	118		2.70%, 04/01/2020		173		168
Province of Ontario Canada				4.25%, 03/01/2022		321		325
1.60%, 09/21/2016	520	532		Vornado Realty LP
2.70%, 06/16/2015	322	334		4.25%, 04/01/2015		129		133
2.95%, 02/05/2015	871	898		Weyerhaeuser Co
4.00%, 10/07/2019	193	213		7.38%, 03/15/2032		259		318
4.40%, 04/14/2020	129	144						$7,648
4.95%, 11/28/2016	450	504
5.45%, 04/27/2016	258	288		Retail - 0.82%
Province of Quebec Canada				AutoZone Inc
2.75%, 08/25/2021	577	566		4.00%, 11/15/2020		215		222

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
November 30, 2013 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)		Amount (000's)	Value	(000	's)
Retail (continued)				Semiconductors (continued)
Costco Wholesale Corp				Intel Corp	(continued)
0.65%, 12/07/2015	$345	$346		3.30%, 10/01/2021		$193		$194
CVS Caremark Corp				4.80%, 10/01/2041		193		187
2.75%, 12/01/2022	432	399		National Semiconductor Corp
3.25%, 05/18/2015	46	48		3.95%, 04/15/2015		226		237
5.75%, 06/01/2017	63	72						$1,049
6.13%, 09/15/2039	201	228
Darden Restaurants Inc				Software - 0.25%
6.80%, 10/15/2037(a)	68	68		Adobe Systems Inc
Dollar General Corp				4.75%, 02/01/2020		129		140
1.88%, 04/15/2018	400	392		Fidelity National Information Services Inc
Gap Inc/The				2.00%, 04/15/2018		346		338
5.95%, 04/12/2021	65	72		Fiserv Inc
Home Depot Inc/The				3.13%, 06/15/2016		400		418
2.70%, 04/01/2023	432	402		3.50%, 10/01/2022		346		326
5.40%, 03/01/2016	412	455		Microsoft Corp
5.88%, 12/16/2036	266	304		4.20%, 06/01/2019		289		321
5.95%, 04/01/2041	301	348		4.50%, 10/01/2040		174		166
Kohl's Corp				5.30%, 02/08/2041		193		205
4.00%, 11/01/2021	279	279		Oracle Corp
Lowe's Cos Inc				3.88%, 07/15/2020		193		205
3.80%, 11/15/2021	258	266		5.00%, 07/08/2019		124		142
3.88%, 09/15/2023	250	254		5.25%, 01/15/2016		193		211
4.63%, 04/15/2020	193	213		5.38%, 07/15/2040		465		500
5.80%, 04/15/2040	193	215		5.75%, 04/15/2018		450		526
6.65%, 09/15/2037	33	40						$3,498
Macy's Retail Holdings Inc				Sovereign - 1.83%
2.88%, 02/15/2023	346	314		Brazilian Government International Bond
4.30%, 02/15/2043	260	217		4.88%, 01/22/2021		643		682
6.65%, 07/15/2024	65	76		6.00%, 01/17/2017		300		335
6.90%, 04/01/2029	65	73		7.13%, 01/20/2037		526		598
McDonald's Corp				8.00%, 01/15/2018		224		250
3.50%, 07/15/2020	379	395		8.25%, 01/20/2034		301		379
3.70%, 02/15/2042	321	274		8.88%, 10/14/2019		305		400
4.88%, 07/15/2040	23	24		12.75%, 01/15/2020		129		198
5.35%, 03/01/2018	90	104		12.25%, 03/06/2030		526		917
6.30%, 10/15/2037	33	40		11.00%, 08/17/2040		33		38
Nordstrom Inc				Canada Government International Bond
4.75%, 05/01/2020	90	99		0.88%, 02/14/2017		645		650
6.25%, 01/15/2018	34	40		Chile Government International Bond
Target Corp				3.25%, 09/14/2021		520		516
4.00%, 07/01/2042	346	302		Colombia Government International Bond
6.00%, 01/15/2018	431	505		7.38%, 01/27/2017		300		348
Walgreen Co				7.38%, 09/18/2037		200		243
1.00%, 03/13/2015	432	434		8.13%, 05/21/2024		129		167
4.40%, 09/15/2042	260	231		11.75%, 02/25/2020		449		650
5.25%, 01/15/2019	78	88		Export Development Canada
Wal-Mart Stores Inc				0.63%, 12/15/2016		350		350
2.25%, 07/08/2015	65	67		2.25%, 05/28/2015		65		67
2.55%, 04/11/2023	346	320		Israel Government AID Bond
2.80%, 04/15/2016	129	136		5.50%, 09/18/2023		65		76
3.25%, 10/25/2020	129	133		5.50%, 04/26/2024		65		77
3.63%, 07/08/2020	129	137		5.50%, 09/18/2033		33		39
4.13%, 02/01/2019	258	285		Israel Government International Bond
5.25%, 09/01/2035	360	388		5.13%, 03/26/2019		428		489
5.63%, 04/01/2040	98	111		Italy Government International Bond
5.63%, 04/15/2041	450	508		3.13%, 01/26/2015		676		692
5.80%, 02/15/2018	322	377		4.75%, 01/25/2016		500		534
6.20%, 04/15/2038	65	78		5.25%, 09/20/2016		387		422
6.50%, 08/15/2037	289	360		5.38%, 06/15/2033		161		169
7.55%, 02/15/2030	321	430		6.88%, 09/27/2023		292		350
Yum! Brands Inc				Japan Bank for International
3.88%, 11/01/2023	300	293		Cooperation/Japan
6.25%, 03/15/2018	17	20		1.13%, 07/19/2017		500		501
6.88%, 11/15/2037	17	20		1.75%, 07/31/2018		400		402
		$11,502		1.88%, 09/24/2015		200		205
Semiconductors - 0.07%				2.50%, 01/21/2016		300		312
Intel Corp				Mexico Government International Bond
1.35%, 12/15/2017	432	431		3.63%, 03/15/2022		174		172

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
November 30, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)

Sovereign (continued)				Supranational Bank (continued)
Mexico Government International Bond				European Bank for Reconstruction &
(continued)				Development
4.75%, 03/08/2044	$472	$414		1.00%, 02/16/2017	$641	$646
5.63%, 01/15/2017	468	523		2.50%, 03/15/2016	193	202
5.95%, 03/19/2019	196	227		2.75%, 04/20/2015	193	199
6.05%, 01/11/2040	662	707		European Investment Bank
6.63%, 03/03/2015	277	296		1.00%, 03/15/2018	400	395
8.30%, 08/15/2031	97	131		1.00%, 06/15/2018	518	510
Panama Government International Bond				1.13%, 09/15/2017	1,294	1,297
5.20%, 01/30/2020	446	483		1.38%, 10/20/2015	432	440
6.70%, 01/26/2036	285	316		1.63%, 09/01/2015	641	656
8.88%, 09/30/2027	193	259		1.75%, 03/15/2017	321	331
Peruvian Government International Bond				2.50%, 05/16/2016	257	269
6.55%, 03/14/2037	64	72		2.75%, 03/23/2015	641	662
7.13%, 03/30/2019	78	93		2.88%, 09/15/2020	641	657
7.35%, 07/21/2025	520	656		4.88%, 02/16/2016	641	703
8.75%, 11/21/2033	107	149		4.88%, 01/17/2017	776	873
Philippine Government International Bond				4.88%, 02/15/2036	65	72
5.00%, 01/13/2037	500	524		5.13%, 09/13/2016	385	433
6.50%, 01/20/2020	400	473		5.13%, 05/30/2017	257	294
9.50%, 02/02/2030	690	1,035		FMS Wertmanagement AoeR
10.63%, 03/16/2025	240	372		0.63%, 04/18/2016	500	501
Poland Government International Bond				1.63%, 11/20/2018	250	251
3.88%, 07/16/2015	193	202		Inter-American Development Bank
5.00%, 03/23/2022	321	344		0.88%, 11/15/2016	500	504
5.13%, 04/21/2021	129	141		1.13%, 03/15/2017	641	649
6.38%, 07/15/2019	359	421		2.25%, 07/15/2015	65	67
Republic of Korea				3.88%, 09/17/2019	555	615
3.88%, 09/11/2023	300	310		3.88%, 02/14/2020	193	213
7.13%, 04/16/2019	90	112		4.25%, 09/14/2015	407	435
South Africa Government International Bond				International Bank for Reconstruction &
4.67%, 01/17/2024	400	384		Development
5.88%, 05/30/2022	200	214		1.00%, 09/15/2016	641	648
6.88%, 05/27/2019	345	395		1.13%, 07/18/2017	750	758
Svensk Exportkredit AB				2.13%, 03/15/2016	432	448
0.63%, 05/31/2016	400	400		2.38%, 05/26/2015	641	661
5.13%, 03/01/2017	132	150		7.63%, 01/19/2023	33	45
Tennessee Valley Authority				International Finance Corp
4.50%, 04/01/2018	129	146		0.63%, 11/15/2016	500	500
5.25%, 09/15/2039	129	140		1.13%, 11/23/2016	580	588
5.38%, 04/01/2056	386	407		2.75%, 04/20/2015	345	357
6.75%, 11/01/2025	257	332		Nordic Investment Bank
Turkey Government International Bond				5.00%, 02/01/2017	646	732
3.25%, 03/23/2023	1,200	1,028				$20,264
4.88%, 04/16/2043	500	402
7.00%, 09/26/2016	300	331		Telecommunications - 1.55%
7.25%, 03/15/2015	432	459		America Movil SAB de CV
8.00%, 02/14/2034	690	803		3.13%, 07/16/2022	600	558
Uruguay Government International Bond				3.63%, 03/30/2015	300	309
4.13%, 11/20/2045	86	66		5.00%, 03/30/2020	200	218
6.88%, 09/28/2025	129	149		5.63%, 11/15/2017	39	44
8.00%, 11/18/2022	413	509		6.13%, 03/30/2040	298	317
		$25,803		AT&T Inc
				1.60%, 02/15/2017	322	324
Supranational Bank - 1.44%				2.50%, 08/15/2015	610	627
African Development Bank				3.88%, 08/15/2021	193	194
0.75%, 10/18/2016	665	667		4.35%, 06/15/2045	619	512
Asian Development Bank				5.35%, 09/01/2040	494	477
1.13%, 03/15/2017	407	412		5.50%, 02/01/2018	688	782
1.75%, 09/11/2018	750	762		5.55%, 08/15/2041	193	192
2.50%, 03/15/2016	513	537		5.60%, 05/15/2018	348	399
2.63%, 02/09/2015	582	599		6.15%, 09/15/2034	223	238
5.82%, 06/16/2028	39	48		6.30%, 01/15/2038	201	217
6.38%, 10/01/2028	129	163		6.50%, 09/01/2037	56	62
Corp Andina de Fomento				6.55%, 02/15/2039	65	72
3.75%, 01/15/2016	11	12		British Telecommunications PLC
4.38%, 06/15/2022	59	59		5.95%, 01/15/2018	110	127
Council Of Europe Development Bank				9.62%, 12/15/2030(a)	193	287
1.50%, 02/22/2017	321	327
2.75%, 02/10/2015	65	67

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
November 30, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Telecommunications (continued)				Transportation (continued)
Cellco Partnership / Verizon Wireless Capital				Canadian Pacific Railway Co
LLC				4.45%, 03/15/2023	$322		$337
8.50%, 11/15/2018	$373	$480		CSX Corp
Cisco Systems Inc				3.70%, 11/01/2023	500		490
4.45%, 01/15/2020	258	284		4.75%, 05/30/2042	365		347
4.95%, 02/15/2019	85	97		6.25%, 04/01/2015	26		28
5.50%, 02/22/2016	449	497		6.25%, 03/15/2018	206		241
5.90%, 02/15/2039	450	505		FedEx Corp
Corning Inc				2.63%, 08/01/2022	174		160
4.75%, 03/15/2042	258	252		2.70%, 04/15/2023	200		183
Deutsche Telekom International Finance BV				3.88%, 08/01/2042	174		144
5.75%, 03/23/2016	223	246		Norfolk Southern Corp
8.75%, 06/15/2030(a)	353	498		3.25%, 12/01/2021	129		127
Embarq Corp				4.84%, 10/01/2041	489		473
7.08%, 06/01/2016	257	288		Ryder System Inc
Harris Corp				2.35%, 02/26/2019	345		341
4.40%, 12/15/2020	129	136		3.15%, 03/02/2015	129		132
Juniper Networks Inc				Union Pacific Corp
3.10%, 03/15/2016	193	199		4.16%, 07/15/2022	105		110
Orange SA				4.75%, 09/15/2041	193		190
4.13%, 09/14/2021	322	328		4.75%, 12/15/2043	180		175
5.38%, 01/13/2042	258	259		United Parcel Service Inc
8.75%, 03/01/2031(a)	376	518		3.13%, 01/15/2021	322		327
Pacific Bell Telephone Co				4.88%, 11/15/2040	65		68
7.13%, 03/15/2026	279	332		6.20%, 01/15/2038	59		72
Rogers Communications Inc							$5,289
6.80%, 08/15/2018	270	324
7.50%, 03/15/2015	39	42		Trucking & Leasing - 0.02%
Telefonica Emisiones SAU				GATX Corp
3.73%, 04/27/2015	100	103		4.75%, 06/15/2022	259		264
4.95%, 01/15/2015	462	481
5.13%, 04/27/2020	487	517		Water- 0.00%
7.05%, 06/20/2036	444	483		American Water Capital Corp
Verizon Communications Inc				6.59%, 10/15/2037	13		16
0.70%, 11/02/2015	260	259
3.00%, 04/01/2016	641	670		TOTAL BONDS			$470,924
4.50%, 09/15/2020	500	537			Principal
4.60%, 04/01/2021	193	205		MUNICIPAL BONDS - 1.06%	Amount (000's)	Value	(000	's)
5.15%, 09/15/2023	1,100	1,174
6.25%, 04/01/2037	30	33		California - 0.31%
6.35%, 04/01/2019	278	329		Bay Area Toll Authority
6.40%, 09/15/2033	650	726		6.92%, 04/01/2040	$270		$334
6.40%, 02/15/2038	646	717		City of San Francisco CA Public Utilities
6.55%, 09/15/2043	1,400	1,593		Commission Water Revenue
6.90%, 04/15/2038	140	163		6.00%, 11/01/2040	200		233
7.75%, 12/01/2030	366	458		East Bay Municipal Utility District
8.75%, 11/01/2018	387	498		5.87%, 06/01/2040	160		187
Vodafone Group PLC				Los Angeles Department of Water & Power
2.95%, 02/19/2023	259	237		6.01%, 07/01/2039	155		176
5.38%, 01/30/2015	257	271		Los Angeles Unified School District/CA
5.45%, 06/10/2019	449	515		5.75%, 07/01/2034	215		240
5.63%, 02/27/2017	382	431		5.76%, 07/01/2029	130		146
6.15%, 02/27/2037	129	140		6.76%, 07/01/2034	175		221
		$21,781		San Diego County Water Authority
				6.14%, 05/01/2049	190		226
Toys, Games & Hobbies - 0.01%				Santa Clara Valley Transportation Authority
Hasbro Inc				5.88%, 04/01/2032	65		72
6.35%, 03/15/2040	65	69		State of California
				6.65%, 03/01/2022	195		231
Transportation - 0.38%				7.30%, 10/01/2039	195		254
Burlington Northern Santa Fe LLC				7.63%, 03/01/2040	710		956
4.40%, 03/15/2042	386	348		University of California
4.70%, 10/01/2019	85	95		1.80%, 07/01/2019	435		424
5.65%, 05/01/2017	136	155		5.77%, 05/15/2043	300		338
7.95%, 08/15/2030	193	254		6.55%, 05/15/2048	130		154
Canadian National Railway Co							$4,192
1.45%, 12/15/2016	129	131
2.25%, 11/15/2022	346	316
5.55%, 03/01/2019	39	45

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
November 30, 2013 (unaudited)

	Principal				Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)	MUNICIPAL BONDS (continued)	Amount (000's)	Value	(000	's)

Colorado - 0.02%				New York (continued)
Denver City & County School District No				New York City Water & Sewer System
1 (credit support from ST AID WITHHLDG)				5.72%, 06/15/2042	$440		$512
5.66%, 12/01/2033	$260	$294		New York State Dormitory Authority
				5.60%, 03/15/2040	155		171
				Port Authority of New York & New Jersey
Connecticut - 0.01%				4.46%, 10/01/2062	260		230
State of Connecticut				Port Authority of New York & New
5.85%, 03/15/2032	65	72		Jersey (credit support from GO OF AUTH)
				6.04%, 12/01/2029	130		151
Florida - 0.03%							$2,736
State Board of Administration Finance Corp
2.11%, 07/01/2018	435	430		Ohio- 0.03%
				American Municipal Power Inc
				7.50%, 02/15/2050	195		240
Georgia - 0.04%				Ohio State University/The
Municipal Electric Authority of Georgia				4.91%, 06/01/2040	155		162
6.64%, 04/01/2057	129	140					$402
7.06%, 04/01/2057	205	210
State of Georgia				Puerto Rico - 0.01%
4.50%, 11/01/2025	195	210		Government Development Bank for Puerto
		$560		Rico
				4.70%, 05/01/2016	195		166
Illinois - 0.16%
Chicago Transit Authority
6.20%, 12/01/2040	190	198		Texas- 0.15%
6.90%, 12/01/2040	240	277		City Public Service Board of San Antonio TX
City of Chicago IL Waterworks Revenue				5.81%, 02/01/2041	230		265
6.74%, 11/01/2040	375	409		Dallas Area Rapid Transit
County of Cook IL				5.02%, 12/01/2048	130		138
6.23%, 11/15/2034	257	262		Dallas Convention Center Hotel Development
State of Illinois				Corp
4.95%, 06/01/2023	85	84		7.09%, 01/01/2042	185		202
4.96%, 03/01/2016	195	206		Dallas County Hospital District
5.10%, 06/01/2033	100	92		5.62%, 08/15/2044	209		236
5.67%, 03/01/2018	435	475		Dallas Independent School District (credit
7.35%, 07/01/2035	190	212		support from PSF-GTD)
		$2,215		6.45%, 02/15/2035	130		147
				State of Texas
Kansas - 0.00%				4.68%, 04/01/2040	260		267
State of Kansas Department of Transportation				5.52%, 04/01/2039	340		394
4.60%, 09/01/2035	50	51		Texas Transportation Commission
				5.18%, 04/01/2030	325		358

Nevada - 0.02%							$2,007
County of Clark NV Airport System Revenue				Utah- 0.03%
6.82%, 07/01/2045	65	81		State of Utah
6.88%, 07/01/2042	190	206		3.54%, 07/01/2025	460		459
		$287

New Jersey - 0.06%				Washington - 0.00%
New Jersey Economic Development				State of Washington
Authority (credit support from AGM)				5.09%, 08/01/2033	65		68
0.00%, 02/15/2023(d)	129	82
New Jersey State Turnpike Authority
7.10%, 01/01/2041	369	483		Wisconsin - 0.01%
New Jersey Transportation Trust Fund				State of Wisconsin (credit support from
Authority				AGM)
6.56%, 12/15/2040	216	262		5.70%, 05/01/2026	130		145

		$827		TOTAL MUNICIPAL BONDS			$14,911
New York - 0.18%				U.S. GOVERNMENT & GOVERNMENT	Principal
City of New York NY				AGENCY OBLIGATIONS - 64.95%	Amount (000's)	Value	(000	's)
5.52%, 10/01/2037	65	69		Federal Home Loan Mortgage Corporation (FHLMC) -
5.85%, 06/01/2040	300	332		8.18%
Metropolitan Transportation Authority				2.14%, 08/01/2043(a)	$994		$1,003
6.55%, 11/15/2031	175	203		2.46%, 10/01/2043(a)	399		405
6.65%, 11/15/2039	260	309		2.50%, 04/01/2027	75		75
6.81%, 11/15/2040	350	424		2.50%, 08/01/2027	533		534
New York City Transitional Finance Authority				2.50%, 08/01/2027	713		714
Future Tax Secured Revenue				2.50%, 12/01/2027	150		150
5.51%, 08/01/2037	305	335		2.50%, 02/01/2028	371		371
				2.50%, 03/01/2028	815		815

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
November 30, 2013 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal				U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)
Federal Home Loan Mortgage Corporation (FHLMC)					Federal Home Loan Mortgage Corporation (FHLMC)
(continued)					(continued)
2.50%, 04/01/2028	$102		$102		4.00%, 06/01/2014	$6		$7
2.50%, 05/01/2028	364		365		4.00%, 03/01/2019	24		25
2.50%, 08/01/2028	498		498		4.00%, 04/01/2019	95		101
2.50%, 10/01/2028	498		498		4.00%, 07/01/2024	144		153
2.50%, 12/01/2028(e)	5,200		5,200		4.00%, 12/01/2024	61		65
2.50%, 12/01/2042(e)	450		412		4.00%, 01/01/2025	144		153
2.51%, 06/01/2037(a)	78		84		4.00%, 02/01/2025	92		98
2.61%, 04/01/2038(a)	14		15		4.00%, 03/01/2025	85		90
2.66%, 02/01/2037(a)	33		34		4.00%, 03/01/2025	116		123
2.66%, 01/01/2042(a)	177		184		4.00%, 04/01/2025	132		140
2.73%, 06/01/2037(a)	159		170		4.00%, 06/01/2025	118		126
3.00%, 12/01/2026(e)	750		771		4.00%, 06/01/2025	107		113
3.00%, 02/01/2027	460		473		4.00%, 07/01/2025	43		45
3.00%, 02/01/2027	660		680		4.00%, 07/01/2025	693		735
3.00%, 03/01/2027	684		704		4.00%, 08/01/2025	79		84
3.00%, 06/01/2027	1,929		1,985		4.00%, 08/01/2025	118		127
3.00%, 02/01/2032	513		506		4.00%, 09/01/2025	29		31
3.00%, 09/01/2032	233		229		4.00%, 10/01/2025	293		311
3.00%, 04/01/2033	419		412		4.00%, 02/01/2026	130		137
3.00%, 04/01/2033	418		412		4.00%, 03/01/2026	14		15
3.00%, 06/01/2033	254		250		4.00%, 05/01/2026	339		360
3.00%, 09/01/2033	497		489		4.00%, 07/01/2026	216		230
3.00%, 01/01/2043	1,079		1,038		4.00%, 12/01/2030	294		311
3.00%, 01/01/2043	995		958		4.00%, 08/01/2031	335		354
3.00%, 04/01/2043	144		139		4.00%, 10/01/2031	438		463
3.00%, 05/01/2043	1,012		973		4.00%, 11/01/2031	134		141
3.00%, 06/01/2043	1,864		1,793		4.00%, 12/01/2031	214		226
3.00%, 07/01/2043	2,179		2,096		4.00%, 07/01/2039	168		175
3.00%, 12/01/2043(e)	8,300		7,970		4.00%, 09/01/2039	115		120
3.50%, 10/01/2025	60		63		4.00%, 12/01/2039	86		89
3.50%, 10/01/2025	92		97		4.00%, 12/01/2039	148		153
3.50%, 11/01/2025	200		210		4.00%, 01/01/2040	143		148
3.50%, 11/01/2025	68		72		4.00%, 03/01/2040	75		78
3.50%, 11/01/2025	30		31		4.00%, 09/01/2040	175		182
3.50%, 11/01/2025	41		43		4.00%, 10/01/2040	402		418
3.50%, 11/01/2025	146		154		4.00%, 10/01/2040	183		190
3.50%, 12/01/2025	172		181		4.00%, 10/01/2040	18		19
3.50%, 01/01/2026	112		118		4.00%, 12/01/2040	255		265
3.50%, 02/01/2026	95		100		4.00%, 12/01/2040	442		459
3.50%, 04/01/2026	238		250		4.00%, 12/01/2040	243		253
3.50%, 06/01/2026	61		64		4.00%, 12/01/2040	167		174
3.50%, 06/01/2026	45		47		4.00%, 12/01/2040	214		223
3.50%, 07/01/2026	236		248		4.00%, 02/01/2041	390		406
3.50%, 07/01/2026	42		44		4.00%, 02/01/2041	481		501
3.50%, 07/01/2026	182		191		4.00%, 04/01/2041	198		206
3.50%, 08/01/2026	147		154		4.00%, 07/01/2041	157		163
3.50%, 09/01/2026	93		98		4.00%, 08/01/2041	152		158
3.50%, 10/01/2026	115		121		4.00%, 08/01/2041	444		461
3.50%, 12/01/2026(e)	250		262		4.00%, 10/01/2041	70		73
3.50%, 01/01/2027	250		263		4.00%, 10/01/2041	207		215
3.50%, 02/01/2032	472		486		4.00%, 10/01/2041	238		248
3.50%, 04/01/2032	522		537		4.00%, 10/01/2041	503		524
3.50%, 08/01/2032	304		313		4.00%, 10/01/2041	515		536
3.50%, 02/01/2041	205		207		4.00%, 11/01/2041	480		499
3.50%, 10/01/2041	199		201		4.00%, 11/01/2041	295		307
3.50%, 11/01/2041	195		196		4.00%, 11/01/2041	335		349
3.50%, 01/01/2042	426		430		4.00%, 12/01/2041(e)	3,125		3,248
3.50%, 02/01/2042	189		191		4.00%, 12/01/2041	565		587
3.50%, 03/01/2042	217		218		4.00%, 03/01/2042	490		510
3.50%, 03/01/2042	65		65		4.50%, 11/01/2018	97		103
3.50%, 04/01/2042	519		523		4.50%, 04/01/2019	3		3
3.50%, 04/01/2042	567		571		4.50%, 04/01/2019	79		84
3.50%, 04/01/2042	529		533		4.50%, 06/01/2019	9		10
3.50%, 04/01/2042	576		580		4.50%, 04/01/2023	65		69
3.50%, 06/01/2042	1,441		1,452		4.50%, 01/01/2024	82		87
3.50%, 06/01/2042	352		355		4.50%, 01/01/2024	37		40
3.50%, 08/01/2042	662		667		4.50%, 04/01/2024	355		381
3.50%, 08/01/2042	361		364		4.50%, 07/01/2024	79		85
3.50%, 12/01/2043(e)	8,125		8,175		4.50%, 09/01/2024	280		297

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
November 30, 2013 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal				U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)
Federal Home Loan Mortgage Corporation (FHLMC)					Federal Home Loan Mortgage Corporation (FHLMC)
(continued)					(continued)
4.50%, 09/01/2024	$105		$114		5.00%, 01/01/2022	$235		$255
4.50%, 09/01/2024	121		131		5.00%, 02/01/2022	42		46
4.50%, 04/01/2025	124		133		5.00%, 09/01/2022	53		58
4.50%, 05/01/2025	89		95		5.00%, 06/01/2023	38		41
4.50%, 07/01/2025	140		150		5.00%, 07/01/2024	52		56
4.50%, 08/01/2025	458		492		5.00%, 06/01/2025	60		64
4.50%, 02/01/2030	115		123		5.00%, 06/01/2028	337		365
4.50%, 08/01/2030	89		96		5.00%, 02/01/2030	63		68
4.50%, 05/01/2031	108		117		5.00%, 03/01/2030	46		49
4.50%, 06/01/2031	196		213		5.00%, 08/01/2033	50		55
4.50%, 05/01/2034	6		6		5.00%, 08/01/2033	286		311
4.50%, 08/01/2036	110		117		5.00%, 09/01/2033	108		117
4.50%, 02/01/2039	315		336		5.00%, 09/01/2033	31		34
4.50%, 03/01/2039	171		184		5.00%, 03/01/2034	63		69
4.50%, 04/01/2039	475		507		5.00%, 04/01/2034	137		148
4.50%, 05/01/2039	242		258		5.00%, 05/01/2034	192		209
4.50%, 06/01/2039	251		268		5.00%, 05/01/2035	253		274
4.50%, 09/01/2039	818		872		5.00%, 08/01/2035	34		37
4.50%, 10/01/2039	366		395		5.00%, 08/01/2035	78		85
4.50%, 11/01/2039	305		325		5.00%, 09/01/2035	101		109
4.50%, 11/01/2039	245		262		5.00%, 09/01/2035	238		257
4.50%, 11/01/2039	364		388		5.00%, 10/01/2035	99		107
4.50%, 12/01/2039	453		488		5.00%, 10/01/2035	30		33
4.50%, 12/01/2039	164		174		5.00%, 12/01/2035	237		256
4.50%, 02/01/2040	302		322		5.00%, 12/01/2035	362		392
4.50%, 02/01/2040	340		367		5.00%, 01/01/2036	65		70
4.50%, 02/01/2040	64		68		5.00%, 01/01/2036	24		26
4.50%, 02/01/2040	374		404		5.00%, 04/01/2036	14		15
4.50%, 04/01/2040	344		367		5.00%, 08/01/2036	184		199
4.50%, 05/01/2040	115		122		5.00%, 11/01/2036	598		647
4.50%, 05/01/2040	351		377		5.00%, 05/01/2037	29		31
4.50%, 06/01/2040	444		473		5.00%, 01/01/2038	271		293
4.50%, 07/01/2040	253		272		5.00%, 02/01/2038	116		125
4.50%, 07/01/2040	267		286		5.00%, 03/01/2038	24		26
4.50%, 08/01/2040	163		175		5.00%, 03/01/2038	464		501
4.50%, 08/01/2040	248		264		5.00%, 06/01/2038	47		51
4.50%, 08/01/2040	127		136		5.00%, 09/01/2038	16		17
4.50%, 08/01/2040	494		528		5.00%, 01/01/2039	284		306
4.50%, 08/01/2040	737		786		5.00%, 01/01/2039	223		241
4.50%, 09/01/2040	73		78		5.00%, 02/01/2039	126		136
4.50%, 09/01/2040	114		122		5.00%, 02/01/2039	70		75
4.50%, 02/01/2041	12		13		5.00%, 03/01/2039	181		197
4.50%, 02/01/2041	228		243		5.00%, 07/01/2039	209		227
4.50%, 03/01/2041	350		373		5.00%, 08/01/2039	13		14
4.50%, 03/01/2041	328		350		5.00%, 09/01/2039	364		397
4.50%, 03/01/2041	492		524		5.00%, 10/01/2039	218		238
4.50%, 03/01/2041	21		22		5.00%, 01/01/2040	422		459
4.50%, 04/01/2041	439		468		5.00%, 03/01/2040	77		83
4.50%, 04/01/2041	205		219		5.00%, 07/01/2040	267		289
4.50%, 05/01/2041	481		513		5.00%, 07/01/2040	285		309
4.50%, 05/01/2041	160		170		5.00%, 08/01/2040	745		806
4.50%, 06/01/2041	181		193		5.00%, 08/01/2040	233		258
4.50%, 06/01/2041	307		327		5.00%, 09/01/2040	30		33
4.50%, 06/01/2041	232		248		5.00%, 02/01/2041	1,781		1,932
4.50%, 07/01/2041	10		11		5.00%, 04/01/2041	244		265
4.50%, 07/01/2041	304		324		5.00%, 05/01/2041	54		58
4.50%, 07/01/2041	291		311		5.00%, 09/01/2041	362		396
4.50%, 08/01/2041	239		255		5.00%, 10/01/2041	371		403
4.50%, 10/01/2041	390		416		5.50%, 10/01/2016	31		33
4.50%, 11/01/2041	524		559		5.50%, 02/01/2017	39		41
4.88%, 06/01/2038(a)	27		29		5.50%, 12/01/2017	143		152
5.00%, 10/01/2017	186		197		5.50%, 01/01/2018	16		16
5.00%, 12/01/2017	238		253		5.50%, 01/01/2018	75		80
5.00%, 05/01/2018	33		35		5.50%, 01/01/2022	45		49
5.00%, 08/01/2018	56		59		5.50%, 12/01/2032	178		194
5.00%, 04/01/2019	39		42		5.50%, 03/01/2033	21		23
5.00%, 12/01/2019	117		124		5.50%, 05/01/2033	885		969
5.00%, 06/01/2020	185		197		5.50%, 12/01/2033	12		13
5.00%, 04/01/2021	277		295		5.50%, 01/01/2034	71		78

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
November 30, 2013 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal				U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)
Federal Home Loan Mortgage Corporation (FHLMC)					Federal Home Loan Mortgage Corporation (FHLMC)
(continued)					(continued)
5.50%, 01/01/2034	$391		$427		6.00%, 11/01/2037	$136		$149
5.50%, 03/01/2034	171		187		6.00%, 12/01/2037	285		313
5.50%, 10/01/2034	18		20		6.00%, 12/01/2037	24		26
5.50%, 10/01/2034	75		82		6.00%, 01/01/2038	399		437
5.50%, 02/01/2035	11		11		6.00%, 01/01/2038	118		130
5.50%, 02/01/2035	143		156		6.00%, 01/01/2038	113		124
5.50%, 03/01/2035	99		108		6.00%, 01/01/2038	127		139
5.50%, 11/01/2035	164		178		6.00%, 01/01/2038	30		33
5.50%, 05/01/2036	45		49		6.00%, 01/01/2038(a)	41		45
5.50%, 05/01/2036	156		169		6.00%, 04/01/2038	20		22
5.50%, 07/01/2036	159		173		6.00%, 05/01/2038	155		171
5.50%, 10/01/2036	919		997		6.00%, 06/01/2038	224		246
5.50%, 11/01/2036	104		113		6.00%, 07/01/2038	56		61
5.50%, 12/01/2036	8		8		6.00%, 07/01/2038	98		107
5.50%, 02/01/2037	7		8		6.00%, 07/01/2038	4		4
5.50%, 02/01/2037	363		394		6.00%, 08/01/2038	42		46
5.50%, 02/01/2037	48		52		6.00%, 09/01/2038	66		72
5.50%, 03/01/2037	161		175		6.00%, 09/01/2038	52		57
5.50%, 07/01/2037	17		18		6.00%, 11/01/2038	273		302
5.50%, 07/01/2037	95		103		6.00%, 12/01/2039	27		30
5.50%, 09/01/2037	54		58		6.50%, 12/01/2015	1		1
5.50%, 11/01/2037	64		69		6.50%, 06/01/2017	22		23
5.50%, 01/01/2038	291		317		6.50%, 04/01/2028	2		3
5.50%, 01/01/2038	52		56		6.50%, 03/01/2029	4		4
5.50%, 01/01/2038	472		512		6.50%, 05/01/2031	21		23
5.50%, 02/01/2038	7		8		6.50%, 06/01/2031	3		3
5.50%, 04/01/2038	3		3		6.50%, 06/01/2031	1		1
5.50%, 04/01/2038	17		18		6.50%, 10/01/2031	2		2
5.50%, 04/01/2038	21		23		6.50%, 02/01/2032	2		2
5.50%, 05/01/2038	51		56		6.50%, 05/01/2032	3		4
5.50%, 05/01/2038	32		35		6.50%, 04/01/2035	16		19
5.50%, 06/01/2038	57		62		6.50%, 03/01/2036	52		58
5.50%, 06/01/2038	18		19		6.50%, 09/01/2036	52		58
5.50%, 07/01/2038	33		36		6.50%, 08/01/2037	20		22
5.50%, 07/01/2038	166		180		6.50%, 10/01/2037	99		112
5.50%, 08/01/2038	229		248		6.50%, 11/01/2037	75		83
5.50%, 09/01/2038	59		64		6.50%, 12/01/2037	14		15
5.50%, 10/01/2038	27		29		6.50%, 02/01/2038	20		22
5.50%, 11/01/2038	37		40		6.50%, 09/01/2038	79		88
5.50%, 12/01/2038	390		423		6.50%, 10/01/2038	25		27
5.50%, 01/01/2039	118		128		6.50%, 01/01/2039	61		67
5.50%, 01/01/2039	295		320		6.50%, 09/01/2039	103		114
5.50%, 04/01/2039	167		182		7.00%, 10/01/2029	3		4
5.50%, 12/01/2039	236		255		7.00%, 11/01/2030	1		1
5.50%, 01/01/2040	196		215		7.00%, 01/01/2031	1		1
5.50%, 03/01/2040	34		37		7.00%, 09/01/2031	22		25
5.50%, 05/01/2040	27		30		7.00%, 01/01/2032	2		3
5.50%, 06/01/2040	274		299		7.00%, 09/01/2038	48		55
6.00%, 07/01/2017	2		3		7.50%, 12/01/2015	1		2
6.00%, 05/01/2021	9		9		7.50%, 07/01/2029	80		95
6.00%, 11/01/2022	37		40		7.50%, 01/01/2030	2		3
6.00%, 02/01/2027	94		104		7.50%, 02/01/2030	1		1
6.00%, 07/01/2029	6		7		7.50%, 07/01/2030	1		1
6.00%, 07/01/2029	16		18		7.50%, 10/01/2030	8		10
6.00%, 02/01/2031	11		13					$115,313
6.00%, 12/01/2031	15		17
6.00%, 01/01/2032	140		156		Federal National Mortgage Association (FNMA) - 13.90%
					2.32%, 10/01/2047(a)	45		48
6.00%, 06/01/2034	197		220
6.00%, 08/01/2034	30		33		2.50%, 11/01/2026	677		679
6.00%, 06/01/2035	2		2		2.50%, 05/01/2027	25		26
6.00%, 05/01/2036	132		146		2.50%, 07/01/2027	140		141
6.00%, 06/01/2036	182		202		2.50%, 01/01/2028	977		977
6.00%, 11/01/2036	243		267		2.50%, 01/01/2028	28		28
6.00%, 11/01/2036	13		14		2.50%, 07/01/2028	936		936
6.00%, 12/01/2036	486		536		2.50%, 08/01/2028	34		34
					2.50%, 12/01/2028(e)	9,800		9,786
6.00%, 02/01/2037	19		21
6.00%, 05/01/2037	19		21		2.50%, 11/01/2032	195		186
6.00%, 10/01/2037	111		122		2.50%, 07/01/2033	196		186
					2.50%, 04/01/2038(a)	68		73
6.00%, 10/01/2037	70		77

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
November 30, 2013 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal				U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)

Federal National Mortgage Association (FNMA) (continued)					Federal National Mortgage Association (FNMA) (continued)
2.50%, 12/01/2042(e)	$800		$736		3.50%, 09/01/2032	$442		$454
2.51%, 07/01/2041	181		188		3.50%, 06/01/2033	294		302
2.52%, 04/01/2037(a)	60		64		3.50%, 10/01/2033	298		307
2.61%, 02/01/2042(a)	330		342		3.50%, 11/01/2033	299		308
2.81%, 02/01/2042(a)	217		225		3.50%, 10/01/2040	66		67
2.84%, 01/01/2042(a)	375		390		3.50%, 11/01/2040	195		196
3.00%, 09/01/2026	341		351		3.50%, 12/01/2040	215		217
3.00%, 11/01/2026	563		581		3.50%, 01/01/2041	138		139
3.00%, 11/01/2026	408		421		3.50%, 02/01/2041	100		101
3.00%, 12/01/2026(e)	3,700		3,813		3.50%, 02/01/2041	95		96
3.00%, 01/01/2027	281		290		3.50%, 03/01/2041	493		497
3.00%, 02/01/2027	257		265		3.50%, 03/01/2041	312		314
3.00%, 04/01/2027	458		472		3.50%, 10/01/2041	566		571
3.00%, 04/01/2027	433		447		3.50%, 10/01/2041	844		852
3.00%, 07/01/2027	903		932		3.50%, 12/01/2041(e)	10,200		10,281
3.00%, 08/01/2027	692		714		3.50%, 12/01/2041	852		860
3.00%, 01/01/2033	1,619		1,620		3.50%, 01/01/2042	477		481
3.00%, 04/01/2033	1,658		1,658		3.50%, 01/01/2042	460		464
3.00%, 04/01/2042	646		624		3.50%, 01/01/2042	542		547
3.00%, 04/01/2043	1,090		1,053		3.50%, 02/01/2042	127		128
3.00%, 04/01/2043	993		959		3.50%, 02/01/2042	199		201
3.00%, 04/01/2043	1,097		1,059		3.50%, 03/01/2042	725		733
3.00%, 04/01/2043	992		958		3.50%, 03/01/2042	496		500
3.00%, 04/01/2043	1,084		1,047		3.50%, 03/01/2042	498		503
3.00%, 05/01/2043	1,104		1,067		3.50%, 03/01/2042	509		513
3.00%, 05/01/2043	1,701		1,643		3.50%, 03/01/2042	225		227
3.00%, 05/01/2043	1,098		1,061		3.50%, 03/01/2042	272		275
3.00%, 06/01/2043	1,101		1,063		3.50%, 04/01/2042	423		427
3.00%, 07/01/2043	574		554		3.50%, 04/01/2042	460		464
3.00%, 07/01/2043	993		959		3.50%, 04/01/2042	388		391
3.00%, 07/01/2043	213		206		3.50%, 05/01/2042	200		201
3.00%, 07/01/2043	419		405		3.50%, 05/01/2042	581		586
3.00%, 08/01/2043	997		963		3.50%, 07/01/2042	1,320		1,332
3.00%, 08/01/2043	1,982		1,915		3.50%, 08/01/2042	514		518
3.00%, 08/01/2043	100		96		3.50%, 09/01/2042	26		27
3.00%, 08/01/2043	202		195		3.50%, 09/01/2042	501		506
3.00%, 12/01/2043(e)	12,600		12,153		3.50%, 10/01/2042	799		806
3.05%, 12/01/2041(a)	198		207		3.50%, 01/01/2043	26		26
3.13%, 06/01/2040(a)	93		98		3.50%, 03/01/2043	27		27
3.22%, 12/01/2040(a)	127		133		3.50%, 05/01/2043	1,003		1,012
3.25%, 12/01/2039(a)	158		168		3.50%, 05/01/2043	508		513
3.26%, 07/01/2040(a)	221		234		3.50%, 06/01/2043	1,000		1,009
3.36%, 03/01/2040(a)	79		84		3.50%, 06/01/2043	879		887
3.43%, 01/01/2040(a)	154		162		3.50%, 07/01/2043	944		953
3.48%, 02/01/2041(a)	123		128		3.58%, 05/01/2041(a)	130		136
3.50%, 10/01/2020	130		137		3.58%, 05/01/2041(a)	150		159
3.50%, 08/01/2025	122		128		3.61%, 08/01/2040(a)	108		114
3.50%, 10/01/2025	89		94		3.68%, 02/01/2040(a)	157		167
3.50%, 11/01/2025	102		108		4.00%, 04/01/2014	13		14
3.50%, 12/01/2025	126		133		4.00%, 05/01/2014	4		5
3.50%, 12/01/2025	180		190		4.00%, 09/01/2018	325		346
3.50%, 01/01/2026	359		378		4.00%, 07/01/2019	474		505
3.50%, 02/01/2026	235		248		4.00%, 05/01/2024	81		86
3.50%, 05/01/2026	58		61		4.00%, 05/01/2024	91		97
3.50%, 06/01/2026	263		277		4.00%, 07/01/2024	113		120
3.50%, 07/01/2026	61		64		4.00%, 07/01/2024	186		198
3.50%, 08/01/2026	432		456		4.00%, 09/01/2024	69		74
3.50%, 09/01/2026	339		358		4.00%, 11/01/2024	41		43
3.50%, 10/01/2026	171		180		4.00%, 11/01/2024	187		199
3.50%, 12/01/2026	554		585		4.00%, 01/01/2025	122		130
3.50%, 12/01/2026(e)	825		869		4.00%, 03/01/2025	111		119
3.50%, 01/01/2027	575		606		4.00%, 04/01/2025	46		49
3.50%, 01/01/2027	334		352		4.00%, 05/01/2025	106		114
3.50%, 01/01/2031	71		71		4.00%, 05/01/2025	115		123
3.50%, 04/01/2031	117		118		4.00%, 05/01/2025	32		34
3.50%, 04/01/2032	487		501		4.00%, 05/01/2025	116		123
3.50%, 04/01/2032	85		87		4.00%, 05/01/2025	46		49
3.50%, 05/01/2032	1,033		1,064		4.00%, 06/01/2025	53		57
3.50%, 07/01/2032	306		315		4.00%, 06/01/2025	90		95

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
November 30, 2013 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal				U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)

Federal National Mortgage Association (FNMA) (continued)					Federal National Mortgage Association (FNMA) (continued)
4.00%, 08/01/2025	$105		$112		4.00%, 11/01/2041	$592		$618
4.00%, 09/01/2025	145		154		4.00%, 11/01/2041	138		144
4.00%, 11/01/2025	182		194		4.00%, 12/01/2041	224		234
4.00%, 12/01/2025	210		223		4.00%, 12/01/2041	1,066		1,112
4.00%, 01/01/2026	98		105		4.00%, 12/01/2041	378		394
4.00%, 03/01/2026	28		30		4.00%, 12/01/2041	573		598
4.00%, 03/01/2026	289		307		4.00%, 12/01/2041	385		402
4.00%, 05/01/2026	167		178		4.00%, 12/01/2041	376		392
4.00%, 06/01/2026	160		171		4.00%, 01/01/2042	410		428
4.00%, 07/01/2026	154		164		4.00%, 01/01/2042	521		544
4.00%, 09/01/2026	326		347		4.00%, 02/01/2042	270		283
4.00%, 04/01/2029	42		44		4.00%, 03/01/2042	136		142
4.00%, 10/01/2030	118		125		4.00%, 12/01/2042(e)	4,980		5,195
4.00%, 12/01/2030	171		181		4.50%, 11/01/2014	92		98
4.00%, 02/01/2031	312		330		4.50%, 02/01/2018	129		137
4.00%, 07/01/2031	196		207		4.50%, 04/01/2019	759		807
4.00%, 10/01/2031	319		336		4.50%, 05/01/2019	218		233
4.00%, 11/01/2031	175		185		4.50%, 11/01/2019	29		30
4.00%, 12/01/2031	142		150		4.50%, 09/01/2020	37		39
4.00%, 01/01/2032	223		237		4.50%, 12/01/2020	281		299
4.00%, 03/01/2039	65		68		4.50%, 05/01/2022	99		106
4.00%, 05/01/2039	14		15		4.50%, 02/01/2024	23		25
4.00%, 08/01/2039	34		36		4.50%, 04/01/2024	14		15
4.00%, 08/01/2039	198		206		4.50%, 04/01/2024	21		22
4.00%, 10/01/2039	71		74		4.50%, 11/01/2024	64		68
4.00%, 11/01/2039	218		227		4.50%, 12/01/2024	143		157
4.00%, 11/01/2039	52		55		4.50%, 12/01/2024	79		84
4.00%, 12/01/2039	85		89		4.50%, 02/01/2025	154		164
4.00%, 02/01/2040	8		9		4.50%, 02/01/2025	118		126
4.00%, 02/01/2040	247		257		4.50%, 04/01/2025	28		30
4.00%, 05/01/2040	24		25		4.50%, 04/01/2025	19		20
4.00%, 05/01/2040	194		203		4.50%, 05/01/2025	186		198
4.00%, 08/01/2040	113		118		4.50%, 04/01/2026	262		279
4.00%, 10/01/2040	379		395		4.50%, 12/01/2026(e)	800		851
4.00%, 10/01/2040	72		75		4.50%, 07/01/2029	25		27
4.00%, 10/01/2040	126		132		4.50%, 02/01/2030	109		117
4.00%, 10/01/2040	199		207		4.50%, 04/01/2030	44		48
4.00%, 10/01/2040	84		87		4.50%, 08/01/2030	172		184
4.00%, 10/01/2040	134		139		4.50%, 09/01/2030	278		298
4.00%, 10/01/2040	197		205		4.50%, 01/01/2031	118		128
4.00%, 11/01/2040	92		96		4.50%, 04/01/2031	81		88
4.00%, 12/01/2040	111		116		4.50%, 05/01/2031	106		115
4.00%, 12/01/2040	358		374		4.50%, 07/01/2031	416		451
4.00%, 12/01/2040	413		431		4.50%, 08/01/2031	215		231
4.00%, 12/01/2040	284		296		4.50%, 08/01/2033	118		126
4.00%, 12/01/2040	245		255		4.50%, 08/01/2033	26		28
4.00%, 01/01/2041	292		305		4.50%, 11/01/2033	286		306
4.00%, 01/01/2041	473		493		4.50%, 01/01/2036	12		13
4.00%, 01/01/2041	43		45		4.50%, 03/01/2036	32		34
4.00%, 01/01/2041	172		180		4.50%, 06/01/2038	159		170
4.00%, 01/01/2041	1,722		1,797		4.50%, 01/01/2039	16		17
4.00%, 02/01/2041	424		443		4.50%, 01/01/2039	43		46
4.00%, 02/01/2041	418		436		4.50%, 02/01/2039	91		97
4.00%, 02/01/2041	220		230		4.50%, 04/01/2039	302		327
4.00%, 02/01/2041	278		290		4.50%, 04/01/2039	66		70
4.00%, 02/01/2041	708		739		4.50%, 04/01/2039	283		304
4.00%, 02/01/2041	692		722		4.50%, 06/01/2039	431		464
4.00%, 03/01/2041	195		203		4.50%, 06/01/2039	100		107
4.00%, 03/01/2041	414		434		4.50%, 06/01/2039	465		496
4.00%, 08/01/2041	128		134		4.50%, 06/01/2039	169		182
4.00%, 09/01/2041	289		302		4.50%, 07/01/2039	159		171
4.00%, 09/01/2041	873		912		4.50%, 07/01/2039	343		369
4.00%, 09/01/2041	730		761		4.50%, 07/01/2039	304		325
4.00%, 10/01/2041	803		838		4.50%, 08/01/2039	171		184
4.00%, 10/01/2041	387		404		4.50%, 09/01/2039	176		188
4.00%, 10/01/2041	82		86		4.50%, 10/01/2039	522		557
4.00%, 11/01/2041	122		128		4.50%, 10/01/2039	314		335
4.00%, 11/01/2041	405		423		4.50%, 12/01/2039	193		210
4.00%, 11/01/2041	336		351		4.50%, 12/01/2039	160		171

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
November 30, 2013 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal				U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)

Federal National Mortgage Association (FNMA) (continued)					Federal National Mortgage Association (FNMA) (continued)
4.50%, 12/01/2039	$116		$124		5.00%, 08/01/2033	$20		$22
4.50%, 12/01/2039	309		333		5.00%, 09/01/2033	198		216
4.50%, 12/01/2039	413		445		5.00%, 11/01/2033	240		262
4.50%, 01/01/2040	397		428		5.00%, 02/01/2034	32		35
4.50%, 02/01/2040	171		184		5.00%, 03/01/2034	173		189
4.50%, 02/01/2040	286		308		5.00%, 03/01/2034	43		47
4.50%, 03/01/2040	179		191		5.00%, 05/01/2034	316		343
4.50%, 03/01/2040	25		27		5.00%, 02/01/2035	301		328
4.50%, 04/01/2040	354		377		5.00%, 03/01/2035	30		32
4.50%, 05/01/2040	179		193		5.00%, 04/01/2035	50		54
4.50%, 05/01/2040	189		202		5.00%, 06/01/2035	603		655
4.50%, 05/01/2040	523		558		5.00%, 07/01/2035	87		95
4.50%, 05/01/2040	797		855		5.00%, 07/01/2035	280		305
4.50%, 06/01/2040	156		168		5.00%, 07/01/2035	30		33
4.50%, 07/01/2040	175		188		5.00%, 09/01/2035	49		54
4.50%, 08/01/2040	1,812		1,935		5.00%, 10/01/2035	141		153
4.50%, 08/01/2040	262		280		5.00%, 01/01/2036	265		287
4.50%, 09/01/2040	121		129		5.00%, 03/01/2036	574		623
4.50%, 09/01/2040	207		221		5.00%, 03/01/2036	263		286
4.50%, 09/01/2040	142		151		5.00%, 07/01/2036	322		350
4.50%, 09/01/2040	798		852		5.00%, 02/01/2037	20		21
4.50%, 10/01/2040	33		35		5.00%, 04/01/2037	5		5
4.50%, 10/01/2040	661		706		5.00%, 07/01/2037	90		98
4.50%, 12/01/2040	115		122		5.00%, 02/01/2038	665		722
4.50%, 02/01/2041	194		208		5.00%, 04/01/2038	95		103
4.50%, 03/01/2041	243		259		5.00%, 06/01/2038	38		41
4.50%, 03/01/2041	178		190		5.00%, 01/01/2039	168		184
4.50%, 04/01/2041	218		233		5.00%, 02/01/2039	262		288
4.50%, 05/01/2041	280		299		5.00%, 03/01/2039	112		122
4.50%, 05/01/2041	304		325		5.00%, 04/01/2039	282		308
4.50%, 05/01/2041	468		500		5.00%, 04/01/2039	194		212
4.50%, 06/01/2041	164		175		5.00%, 04/01/2039	111		121
4.50%, 06/01/2041	290		310		5.00%, 07/01/2039	279		306
4.50%, 06/01/2041	716		765		5.00%, 10/01/2039	226		248
4.50%, 07/01/2041	209		225		5.00%, 12/01/2039	172		190
4.50%, 07/01/2041	208		223		5.00%, 12/01/2039	423		462
4.50%, 07/01/2041	348		372		5.00%, 01/01/2040	347		382
4.50%, 08/01/2041	1,063		1,137		5.00%, 02/01/2040	413		457
4.50%, 08/01/2041	332		355		5.00%, 05/01/2040	143		156
4.50%, 09/01/2041	330		353		5.00%, 06/01/2040	335		368
4.50%, 10/01/2041	353		378		5.00%, 06/01/2040	347		379
4.50%, 11/01/2041	417		446		5.00%, 06/01/2040	101		110
4.50%, 11/01/2041	342		365		5.00%, 06/01/2040	26		28
4.50%, 11/01/2041	364		390		5.00%, 08/01/2040	179		195
4.50%, 12/01/2041	391		418		5.00%, 08/01/2040	516		564
5.00%, 04/01/2014	2		2		5.00%, 08/01/2040	137		150
5.00%, 12/01/2017	20		21		5.00%, 11/01/2040	198		218
5.00%, 04/01/2018	3		3		5.00%, 04/01/2041	165		180
5.00%, 06/01/2018	497		530		5.00%, 05/01/2041	255		279
5.00%, 11/01/2018	18		20		5.00%, 05/01/2041	254		277
5.00%, 06/01/2019	128		137		5.00%, 05/01/2041	215		236
5.00%, 07/01/2019	123		131		5.00%, 05/01/2041	207		227
5.00%, 09/01/2019	625		670		5.00%, 12/01/2041(e)	1,025		1,114
5.00%, 12/01/2020	4		5		5.15%, 06/01/2037(a)	94		99
5.00%, 12/01/2020	647		690		5.45%, 01/01/2036(a)	46		49
5.00%, 11/01/2021	55		59		5.50%, 02/01/2014	2		2
5.00%, 02/01/2023	77		82		5.50%, 02/01/2015	34		36
5.00%, 07/01/2023	12		13		5.50%, 01/01/2017	114		122
5.00%, 12/01/2023	25		27		5.50%, 05/01/2019	26		28
5.00%, 12/01/2023	55		59		5.50%, 01/01/2021	30		32
5.00%, 01/01/2024	79		85		5.50%, 05/01/2021	36		39
5.00%, 01/01/2024	136		146		5.50%, 10/01/2021	33		35
5.00%, 07/01/2024	52		56		5.50%, 11/01/2022	48		52
5.00%, 04/01/2029	89		97		5.50%, 02/01/2023	52		55
5.00%, 03/01/2030	160		176		5.50%, 07/01/2023	51		56
5.00%, 08/01/2030	198		218		5.50%, 12/01/2023	34		38
5.00%, 05/01/2033	90		98		5.50%, 01/01/2025	198		214
5.00%, 05/01/2033	58		63		5.50%, 05/01/2025	206		220
5.00%, 07/01/2033	449		489		5.50%, 06/01/2028	56		61

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
November 30, 2013 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal				U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)

Federal National Mortgage Association (FNMA) (continued)					Federal National Mortgage Association (FNMA) (continued)
5.50%, 09/01/2028	$17		$18		5.50%, 12/01/2038	$133		$145
5.50%, 01/01/2029	32		35		5.50%, 12/01/2038	87		95
5.50%, 12/01/2029	135		148		5.50%, 01/01/2039	71		78
5.50%, 06/01/2033	66		73		5.50%, 04/01/2039	73		79
5.50%, 04/01/2034	328		360		5.50%, 07/01/2039	308		336
5.50%, 04/01/2034	238		261		5.50%, 09/01/2039	177		194
5.50%, 04/01/2034	181		199		5.50%, 10/01/2039	73		80
5.50%, 05/01/2034	203		224		5.50%, 12/01/2039	135		149
5.50%, 06/01/2034	12		13		5.50%, 12/01/2039	335		371
5.50%, 11/01/2034	174		190		5.50%, 06/01/2040	52		57
5.50%, 01/01/2035	189		207		5.50%, 07/01/2040	146		160
5.50%, 01/01/2035	40		45		6.00%, 01/01/2016	4		5
5.50%, 03/01/2035	79		87		6.00%, 10/01/2016	4		4
5.50%, 04/01/2035	9		9		6.00%, 06/01/2017	12		13
5.50%, 04/01/2035	113		124		6.00%, 06/01/2017	111		118
5.50%, 06/01/2035	58		64		6.00%, 11/01/2017	5		6
5.50%, 08/01/2035	49		54		6.00%, 05/01/2024	22		22
5.50%, 09/01/2035	17		19		6.00%, 12/01/2032	108		120
5.50%, 10/01/2035	22		24		6.00%, 01/01/2033	20		22
5.50%, 10/01/2035	24		26		6.00%, 10/01/2033	32		35
5.50%, 12/01/2035	70		77		6.00%, 12/01/2033	76		85
5.50%, 01/01/2036	28		31		6.00%, 10/01/2034	134		148
5.50%, 03/01/2036	250		273		6.00%, 12/01/2034	55		61
5.50%, 04/01/2036	206		226		6.00%, 01/01/2035	220		246
5.50%, 04/01/2036	16		18		6.00%, 07/01/2035	212		237
5.50%, 05/01/2036	1,035		1,132		6.00%, 07/01/2035	516		570
5.50%, 07/01/2036	113		124		6.00%, 10/01/2035	192		213
5.50%, 08/01/2036	274		299		6.00%, 05/01/2036	15		16
5.50%, 09/01/2036	313		343		6.00%, 05/01/2036	23		25
5.50%, 09/01/2036	124		136		6.00%, 06/01/2036	141		156
5.50%, 11/01/2036	83		90		6.00%, 11/01/2036	25		27
5.50%, 11/01/2036	185		202		6.00%, 12/01/2036	377		417
5.50%, 11/01/2036	51		55		6.00%, 02/01/2037	50		55
5.50%, 01/01/2037	115		126		6.00%, 02/01/2037	194		215
5.50%, 02/01/2037	9		10		6.00%, 03/01/2037	138		152
5.50%, 02/01/2037	216		238		6.00%, 03/01/2037	399		440
5.50%, 05/01/2037	628		686		6.00%, 06/01/2037	78		85
5.50%, 05/01/2037	103		114		6.00%, 07/01/2037	32		35
5.50%, 06/01/2037	17		19		6.00%, 07/01/2037	52		57
5.50%, 07/01/2037	16		17		6.00%, 09/01/2037	199		220
5.50%, 07/01/2037	25		27		6.00%, 10/01/2037	27		30
5.50%, 08/01/2037	15		16		6.00%, 11/01/2037	44		49
5.50%, 11/01/2037	301		329		6.00%, 11/01/2037	7		8
5.50%, 01/01/2038	28		30		6.00%, 11/01/2037	14		15
5.50%, 01/01/2038	44		48		6.00%, 11/01/2037	4		5
5.50%, 02/01/2038	141		155		6.00%, 11/01/2037	382		420
5.50%, 02/01/2038	303		332		6.00%, 12/01/2037	16		18
5.50%, 03/01/2038	303		330		6.00%, 12/01/2037	64		71
5.50%, 03/01/2038	128		142		6.00%, 01/01/2038	71		78
5.50%, 03/01/2038	95		103		6.00%, 01/01/2038	170		187
5.50%, 05/01/2038	363		397		6.00%, 01/01/2038	102		112
5.50%, 05/01/2038	218		238		6.00%, 02/01/2038	3		4
5.50%, 05/01/2038	56		61		6.00%, 02/01/2038	37		41
5.50%, 06/01/2038	14		16		6.00%, 03/01/2038	71		79
5.50%, 06/01/2038	17		19		6.00%, 05/01/2038	51		56
5.50%, 07/01/2038	104		115		6.00%, 05/01/2038	12		13
5.50%, 07/01/2038	71		78		6.00%, 05/01/2038	198		218
5.50%, 08/01/2038	590		644		6.00%, 05/01/2038	11		12
5.50%, 08/01/2038	2		2		6.00%, 05/01/2038	467		517
5.50%, 09/01/2038	613		672		6.00%, 05/01/2038	62		69
5.50%, 09/01/2038	16		17		6.00%, 05/01/2038	29		32
5.50%, 10/01/2038	17		18		6.00%, 08/01/2038	100		111
5.50%, 11/01/2038	48		53		6.00%, 09/01/2038	4		5
5.50%, 11/01/2038	56		61		6.00%, 09/01/2038	310		341
5.50%, 11/01/2038	66		72		6.00%, 10/01/2038	201		221
5.50%, 11/01/2038	49		53		6.00%, 10/01/2038	48		52
5.50%, 11/01/2038	682		744		6.00%, 12/01/2038	41		46
5.50%, 11/01/2038	65		71		6.00%, 10/01/2039	114		125
5.50%, 12/01/2038	52		56		6.00%, 04/01/2040	246		270

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
November 30, 2013 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal				U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)
					Government National Mortgage Association (GNMA)
Federal National Mortgage Association (FNMA) (continued)					(continued)
6.00%, 09/01/2040	$80		$88
6.00%, 10/01/2040	274		302		3.50%, 04/20/2027	$404		$425
6.50%, 06/01/2016	3		3		3.50%, 07/20/2040	103		109
					3.50%, 01/20/2041	326		334
6.50%, 12/01/2016	68		72		3.50%, 03/20/2041(a)	489		516
6.50%, 05/01/2018	2		2
6.50%, 07/01/2020	13		14		3.50%, 11/15/2041	237		242
6.50%, 06/01/2024	4		4		3.50%, 11/20/2041	115		117
					3.50%, 01/15/2042	258		264
6.50%, 12/01/2031	4		5		3.50%, 01/20/2042	456		467
6.50%, 03/01/2032	11		13
6.50%, 07/01/2032	33		37		3.50%, 02/15/2042	503		514
					3.50%, 02/15/2042	567		580
6.50%, 11/01/2033	48		56		3.50%, 02/20/2042	442		452
6.50%, 08/01/2034	110		122
6.50%, 09/01/2034	94		105		3.50%, 03/15/2042	442		451
					3.50%, 03/20/2042	510		521
6.50%, 10/01/2034	29		33		3.50%, 04/20/2042	1,037		1,060
6.50%, 10/01/2036	389		431
6.50%, 03/01/2037	92		102		3.50%, 05/20/2042	2,209		2,259
					3.50%, 06/20/2042	2,205		2,254
6.50%, 07/01/2037	42		46		3.50%, 07/20/2042	598		612
6.50%, 07/01/2037	49		54
6.50%, 08/01/2037	56		63		3.50%, 08/20/2042	152		155
					3.50%, 01/15/2043	1,552		1,586
6.50%, 09/01/2037	19		21		3.50%, 03/20/2043	1,226		1,254
6.50%, 10/01/2037	440		490
6.50%, 11/01/2037	208		231		3.50%, 04/20/2043	1,247		1,276
					3.50%, 12/01/2043	9,550		9,749
6.50%, 11/01/2037	24		27		4.00%, 08/15/2024	113		121
6.50%, 12/01/2037	14		15
6.50%, 01/01/2038	98		113		4.00%, 12/15/2024	109		116
					4.00%, 11/15/2025	88		93
6.50%, 02/01/2038	41		45		4.00%, 05/15/2026	98		104
6.50%, 03/01/2038	257		286
6.50%, 03/01/2038	24		27		4.00%, 06/15/2039	66		69
					4.00%, 07/20/2040	232		245
6.50%, 05/01/2038	370		410		4.00%, 08/15/2040	167		176
6.50%, 05/01/2038	114		132
6.50%, 09/01/2038	49		55		4.00%, 09/15/2040	183		194
					4.00%, 09/15/2040	256		272
6.50%, 01/01/2039	252		279		4.00%, 10/15/2040	244		259
6.50%, 05/01/2039	199		221
6.50%, 10/01/2039	82		91		4.00%, 11/15/2040	228		241
					4.00%, 11/15/2040	43		46
6.50%, 10/01/2039	460		513		4.00%, 11/20/2040	165		174
7.00%, 12/01/2037	105		116
7.00%, 12/01/2037	80		87		4.00%, 12/20/2040	265		281
					4.00%, 01/15/2041	257		278
7.50%, 05/01/2031	41		46		4.00%, 01/15/2041	190		201
			$195,921		4.00%, 01/15/2041	557		591
Government National Mortgage Association (GNMA) -					4.00%, 01/20/2041	526		557
8.09%					4.00%, 05/15/2041	48		50
2.00%, 10/20/2042(a)	314		325
					4.00%, 05/15/2041	166		176
2.00%, 01/20/2043	324		335		4.00%, 05/15/2041	279		294
2.00%, 06/20/2043(a)	393		406
					4.00%, 06/15/2041	43		46
2.50%, 09/20/2027	773		777		4.00%, 07/15/2041	357		378
2.50%, 07/20/2028	195		197		4.00%, 07/15/2041	207		219
2.50%, 11/20/2040	203		211		4.00%, 07/20/2041	196		208
2.50%, 12/20/2040	122		127		4.00%, 07/20/2041(a)	152		162
2.50%, 02/20/2042(a)	379		393
2.50%, 12/01/2042(e)	300		278		4.00%, 08/15/2041	151		160
2.50%, 01/20/2043(a)	303		314		4.00%, 08/15/2041	92		98
					4.00%, 09/15/2041	525		557
2.50%, 07/20/2043	449		416		4.00%, 09/20/2041	49		52
3.00%, 04/15/2027	510		525		4.00%, 10/15/2041	222		234
3.00%, 09/20/2027	749		779		4.00%, 10/15/2041	285		300
3.00%, 09/20/2028	99		102		4.00%, 11/20/2041	858		908
3.00%, 02/20/2041(a)	317		331
3.00%, 11/20/2041(a)	520		545		4.00%, 12/15/2041	589		621
3.00%, 02/20/2042(a)	443		464		4.00%, 12/15/2041	329		347
3.00%, 04/20/2042(a)	1,073		1,119		4.00%, 12/20/2041	323		342
3.00%, 07/20/2042(a)	630		660		4.00%, 01/20/2042	739		783
					4.00%, 02/20/2042	1,502		1,590
3.00%, 09/20/2042	824		807		4.00%, 03/20/2042	1,709		1,809
3.00%, 12/20/2042	2,984		2,920		4.00%, 02/20/2043	961		1,018
3.00%, 03/20/2043	1,251		1,224		4.00%, 06/20/2043	24		26
3.00%, 03/20/2043	847		828		4.00%, 12/01/2043	2,000		2,108
3.00%, 12/01/2043(e)	3,500		3,418
					4.50%, 04/20/2026	70		75
3.00%, 12/01/2043	10,575		10,328		4.50%, 06/15/2034	8		9
3.50%, 12/15/2025	79		84		4.50%, 03/15/2039	167		181
3.50%, 05/15/2026	97		102		4.50%, 03/15/2039	136		147
3.50%, 03/20/2027	230		242		4.50%, 03/20/2039	284		308

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
November 30, 2013 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal				U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)
Government National Mortgage Association (GNMA)					Government National Mortgage Association (GNMA)
(continued)					(continued)
4.50%, 05/15/2039	$113		$121		5.00%, 06/15/2039	$184		$205
4.50%, 05/15/2039	108		116		5.00%, 06/20/2039	243		266
4.50%, 05/15/2039	101		108		5.00%, 07/15/2039	172		191
4.50%, 05/15/2039	304		333		5.00%, 07/15/2039	188		205
4.50%, 06/15/2039	521		566		5.00%, 07/15/2039	224		252
4.50%, 07/15/2039	128		138		5.00%, 07/15/2039	200		218
4.50%, 09/15/2039	171		184		5.00%, 08/15/2039	194		216
4.50%, 11/15/2039	119		129		5.00%, 09/15/2039	190		206
4.50%, 11/15/2039	1,125		1,223		5.00%, 09/15/2039	188		209
4.50%, 12/15/2039	355		386		5.00%, 09/15/2039	199		219
4.50%, 01/15/2040	410		446		5.00%, 09/15/2039	77		84
4.50%, 02/15/2040	70		76		5.00%, 11/15/2039	234		262
4.50%, 02/15/2040	205		221		5.00%, 12/15/2039	58		64
4.50%, 02/15/2040	121		130		5.00%, 02/15/2040	238		259
4.50%, 02/15/2040	78		84		5.00%, 02/15/2040	237		266
4.50%, 02/15/2040	75		81		5.00%, 02/15/2040	224		252
4.50%, 02/15/2040	118		127		5.00%, 04/15/2040	162		180
4.50%, 03/15/2040	170		183		5.00%, 05/15/2040	199		219
4.50%, 05/15/2040	179		193		5.00%, 05/20/2040	75		82
4.50%, 06/15/2040	162		174		5.00%, 06/15/2040	313		341
4.50%, 06/15/2040	174		187		5.00%, 06/15/2040	172		188
4.50%, 07/15/2040	188		202		5.00%, 06/20/2040	299		328
4.50%, 07/15/2040	141		152		5.00%, 07/15/2040	144		157
4.50%, 08/15/2040	262		283		5.00%, 07/20/2040	307		337
4.50%, 08/15/2040	200		217		5.00%, 01/20/2041	154		169
4.50%, 08/15/2040	211		227		5.00%, 02/20/2041	379		415
4.50%, 08/15/2040	258		281		5.00%, 05/20/2041	344		376
4.50%, 09/15/2040	222		241		5.00%, 06/20/2041	92		100
4.50%, 09/15/2040	283		305		5.00%, 07/20/2041	143		156
4.50%, 10/15/2040	256		278		5.00%, 08/20/2041	1,026		1,120
4.50%, 12/15/2040	143		154		5.00%, 10/20/2041	118		129
4.50%, 01/20/2041	297		325		5.00%, 11/20/2041	337		366
4.50%, 01/20/2041	265		287		5.00%, 12/20/2041	265		288
4.50%, 02/20/2041	317		343		5.00%, 02/20/2042	509		558
4.50%, 02/20/2041	282		309		5.00%, 03/20/2042	395		431
4.50%, 03/15/2041	131		141		5.00%, 04/20/2042	1,163		1,265
4.50%, 03/20/2041	173		187		5.50%, 01/15/2024	48		51
4.50%, 03/20/2041	283		310		5.50%, 05/20/2032	3		3
4.50%, 04/15/2041	346		373		5.50%, 11/15/2033	143		158
4.50%, 04/15/2041	142		153		5.50%, 03/15/2034	55		61
4.50%, 04/20/2041	344		372		5.50%, 04/15/2034	59		65
4.50%, 05/15/2041	236		256		5.50%, 07/15/2034	41		45
4.50%, 05/15/2041	198		214		5.50%, 11/15/2034	186		210
4.50%, 06/15/2041	168		182		5.50%, 02/15/2035	105		116
4.50%, 06/20/2041	394		425		5.50%, 03/15/2036	64		71
4.50%, 07/15/2041	156		168		5.50%, 04/15/2036	103		114
4.50%, 07/20/2041	2,047		2,212		5.50%, 11/20/2036	24		26
4.50%, 08/20/2041	310		336		5.50%, 12/15/2036	68		75
4.50%, 09/20/2041	186		201		5.50%, 04/15/2037	208		229
4.50%, 11/20/2041	982		1,060		5.50%, 05/15/2038	97		106
4.50%, 12/20/2041	193		208		5.50%, 06/15/2038	233		255
4.50%, 01/20/2042	1,382		1,493		5.50%, 06/15/2038	110		121
4.50%, 02/20/2042	705		761		5.50%, 10/20/2038	276		304
4.50%, 03/20/2042	182		197		5.50%, 11/15/2038	111		122
4.50%, 04/20/2042	361		391		5.50%, 12/20/2038	109		120
4.50%, 05/20/2043	937		1,014		5.50%, 01/15/2039	26		28
4.50%, 12/01/2043	250		270		5.50%, 01/15/2039	173		190
5.00%, 08/15/2033	279		306		5.50%, 01/15/2039	207		228
5.00%, 02/15/2034	322		353		5.50%, 01/15/2039	93		103
5.00%, 08/15/2035	207		228		5.50%, 02/15/2039	75		82
5.00%, 01/20/2037	294		321		5.50%, 05/15/2039	27		30
5.00%, 02/20/2038	188		204		5.50%, 12/15/2039	149		164
5.00%, 04/20/2038	372		405		5.50%, 07/20/2040	143		157
5.00%, 05/15/2038	141		153		5.50%, 11/15/2040	119		130
5.00%, 06/20/2038	227		247		5.50%, 04/20/2041	344		379
5.00%, 10/15/2038	122		133		5.50%, 10/20/2041	327		361
5.00%, 03/15/2039	365		397		5.50%, 11/20/2041	345		386
5.00%, 05/15/2039	79		86		5.50%, 11/20/2042	800		882
5.00%, 06/15/2039	207		232		6.00%, 07/20/2028	1		1

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
November 30, 2013 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal				U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)
Government National Mortgage Association (GNMA)
(continued)					U.S. Treasury (continued)
					0.38%, 03/15/2016	$3,009		$3,011
6.00%, 07/15/2032	$5		$6		0.50%, 06/15/2016	1,000		1,002
6.00%, 12/15/2032	6		7		0.50%, 07/31/2017	3,105		3,065
6.00%, 10/15/2034	115		129		0.63%, 07/15/2016	3,000		3,014
6.00%, 04/15/2035	83		93
6.00%, 04/15/2036	71		79		0.63%, 08/15/2016	2,970		2,982
					0.63%, 10/15/2016	2,750		2,758
6.00%, 06/15/2036	148		164		0.63%, 05/31/2017	1,046		1,040
6.00%, 04/15/2037	237		264
6.00%, 05/15/2037	161		178		0.63%, 08/31/2017	2,828		2,801
					0.63%, 09/30/2017	2,328		2,302
6.00%, 10/20/2037	325		365		0.63%, 11/30/2017	5,833		5,749
6.00%, 11/20/2037	121		136
6.00%, 01/15/2038	132		147		0.63%, 04/30/2018	5,423		5,301
					0.75%, 06/30/2017	2,882		2,876
6.00%, 01/15/2038	75		84		0.75%, 10/31/2017	3,108		3,083
6.00%, 02/15/2038	405		450
6.00%, 08/15/2038	76		85		0.75%, 12/31/2017	7,324		7,244
					0.75%, 02/28/2018	5,062		4,990
6.00%, 10/15/2038	35		39		0.75%, 03/31/2018	3,104		3,054
6.00%, 11/15/2038	232		257
6.00%, 12/15/2038	119		132		0.88%, 09/15/2016	2,500		2,527
					0.88%, 11/30/2016	2,703		2,726
6.00%, 01/15/2039	337		374		0.88%, 12/31/2016	3,376		3,403
6.00%, 09/15/2039	211		234
6.00%, 09/15/2039	325		361		0.88%, 01/31/2017	3,120		3,143
					0.88%, 02/28/2017	1,744		1,755
6.00%, 10/15/2039	23		26		0.88%, 04/30/2017	4,006		4,024
6.00%, 04/15/2040	27		30
6.00%, 06/15/2040	3		3		0.88%, 01/31/2018	5,517		5,476
					0.88%, 07/31/2019	918		880
6.00%, 12/15/2040	104		115		1.00%, 08/31/2016	4,200		4,259
6.00%, 01/20/2042	354		398
6.50%, 05/15/2023	3		4		1.00%, 09/30/2016	1,467		1,487
					1.00%, 10/31/2016	1,792		1,815
6.50%, 10/20/2028	4		5		1.00%, 03/31/2017	2,895		2,922
6.50%, 05/20/2029	3		4
6.50%, 02/20/2032	2		3		1.00%, 05/31/2018	3,018		2,993
					1.00%, 06/30/2019	985		952
6.50%, 05/20/2032	25		28		1.00%, 08/31/2019	2,156		2,075
6.50%, 05/15/2037	199		222
6.50%, 08/20/2038	102		114		1.00%, 09/30/2019	2,328		2,236
					1.00%, 11/30/2019	2,113		2,020
6.50%, 09/15/2038	115		129		1.13%, 12/31/2019	2,587		2,487
7.00%, 01/15/2028	4		5
7.00%, 03/15/2029	8		9		1.13%, 03/31/2020	2,587		2,468
					1.13%, 04/30/2020	2,587		2,462
7.00%, 07/15/2031	5		5		1.25%, 08/31/2015	5,293		5,386
8.00%, 08/20/2029	1		1		1.25%, 09/30/2015	5,225		5,320
			$114,114		1.25%, 10/31/2015	2,054		2,092
U.S. Treasury - 34.78%					1.25%, 10/31/2019	4,311		4,195
0.13%, 12/31/2014	2,938		2,937		1.25%, 02/29/2020	2,587		2,493
0.13%, 04/30/2015	4,049		4,045		1.38%, 11/30/2015	2,258		2,307
0.25%, 11/30/2014	3,880		3,884		1.38%, 06/30/2018	3,000		3,020
0.25%, 12/15/2014	5,209		5,215		1.38%, 07/31/2018	3,930		3,953
0.25%, 01/15/2015	873		873		1.38%, 09/30/2018	4,076		4,089
0.25%, 01/31/2015	4,749		4,753		1.38%, 11/30/2018	2,299		2,302
0.25%, 02/15/2015	817		818		1.38%, 02/28/2019	2,540		2,530
0.25%, 02/28/2015	1,867		1,868		1.38%, 01/31/2020	2,018		1,965
0.25%, 03/31/2015	3,449		3,451		1.38%, 05/31/2020	3,018		2,912
0.25%, 05/15/2015	4,083		4,085		1.50%, 06/30/2016	2,532		2,602
0.25%, 05/31/2015	2,587		2,589		1.50%, 07/31/2016	2,498		2,567
0.25%, 07/15/2015	4,928		4,929		1.50%, 08/31/2018	3,943		3,984
0.25%, 07/31/2015	2,839		2,840		1.50%, 03/31/2019	570		570
0.25%, 08/15/2015	2,945		2,945		1.63%, 08/15/2022	2,162		2,008
0.25%, 09/15/2015	3,500		3,499		1.63%, 11/15/2022	3,027		2,793
0.25%, 10/15/2015	2,289		2,288		1.75%, 07/31/2015	3,765		3,859
0.25%, 10/31/2015	2,900		2,899		1.75%, 05/31/2016	3,097		3,200
0.25%, 12/15/2015	5,369		5,364		1.75%, 10/31/2018	2,402		2,451
0.25%, 04/15/2016	2,018		2,012		1.75%, 05/15/2022	2,376		2,245
0.25%, 05/15/2016	3,018		3,008		1.75%, 05/15/2023	4,731		4,358
0.38%, 11/15/2014	3,917		3,925		1.88%, 06/30/2015	3,191		3,274
0.38%, 03/15/2015	1,774		1,778		1.88%, 08/31/2017	2,178		2,257
0.38%, 04/15/2015	5,091		5,104		1.88%, 09/30/2017	1,273		1,318
0.38%, 06/15/2015	4,410		4,420		1.88%, 10/31/2017	3,152		3,264
0.38%, 06/30/2015	3,000		3,007		1.88%, 06/30/2020	1,500		1,492
0.38%, 08/31/2015	3,155		3,162		1.88%, 10/31/2020	2,600		2,546
0.38%, 11/15/2015	2,781		2,786		2.00%, 01/31/2016	1,859		1,926
0.38%, 01/15/2016	5,733		5,741		2.00%, 04/30/2016	1,996		2,073
0.38%, 02/15/2016	2,587		2,589		2.00%, 07/31/2020	1,905		1,908

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
November 30, 2013 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)

U.S. Treasury (continued)				U.S. Treasury (continued)
2.00%, 09/30/2020	$2,500	$2,493		4.38%, 11/15/2039	$2,236		$2,488
2.00%, 11/15/2021	1,398	1,364		4.38%, 05/15/2040	1,470		1,635
2.00%, 02/15/2022	2,359	2,288		4.38%, 05/15/2041	2,910		3,232
2.00%, 02/15/2023	6,390	6,059		4.50%, 11/15/2015	1,589		1,719
2.13%, 11/30/2014	1,856	1,891		4.50%, 02/15/2016	169		185
2.13%, 05/31/2015	2,184	2,246		4.50%, 05/15/2017	70		79
2.13%, 12/31/2015	2,179	2,262		4.50%, 05/15/2038	275		311
2.13%, 02/29/2016	1,007	1,048		4.50%, 08/15/2039	714		810
2.13%, 08/31/2020	2,800	2,819		4.63%, 11/15/2016	1,153		1,290
2.13%, 08/15/2021	3,023	2,992		4.63%, 02/15/2040	1,199		1,386
2.25%, 01/31/2015	2,604	2,666		4.75%, 08/15/2017	979		1,118
2.25%, 03/31/2016	178	185		4.75%, 02/15/2041	1,329		1,566
2.25%, 11/30/2017	1,014	1,064		4.88%, 08/15/2016	1,206		1,350
2.38%, 02/28/2015	2,975	3,056		5.00%, 05/15/2037	380		462
2.38%, 07/31/2017	1,295	1,365		5.25%, 11/15/2028	1,000		1,231
2.38%, 05/31/2018	1,317	1,386		5.25%, 02/15/2029	1,725		2,123
2.50%, 03/31/2015	2,883	2,970		5.38%, 02/15/2031	970		1,218
2.50%, 04/30/2015	3,024	3,122		5.50%, 08/15/2028	575		725
2.50%, 06/30/2017	1,217	1,290		6.00%, 02/15/2026	850		1,109
2.50%, 08/15/2023	5,500	5,397		6.13%, 11/15/2027	767		1,021
2.63%, 12/31/2014	2,802	2,876		6.13%, 08/15/2029	173		233
2.63%, 04/30/2016	1	1		6.25%, 05/15/2030	200		273
2.63%, 01/31/2018	1,171	1,246		6.38%, 08/15/2027	569		772
2.63%, 08/15/2020	2,930	3,050		6.50%, 11/15/2026	2,861		3,907
2.63%, 11/15/2020	3,567	3,700		6.63%, 02/15/2027	705		974
2.75%, 11/30/2016	1,324	1,409		6.88%, 08/15/2025	431		599
2.75%, 05/31/2017	1,118	1,195		7.25%, 05/15/2016	576		673
2.75%, 12/31/2017	2,050	2,193		7.25%, 08/15/2022	476		656
2.75%, 02/28/2018	320	343		7.50%, 11/15/2016	2,952		3,550
2.75%, 08/15/2042	2,409	1,956		7.50%, 11/15/2024	1,000		1,444
2.75%, 11/15/2042	2,451	1,985		7.63%, 11/15/2022	505		715
2.88%, 03/31/2018	1,145	1,230		7.88%, 02/15/2021	180		251
2.88%, 05/15/2043	3,999	3,319		8.00%, 11/15/2021	355		503
3.00%, 08/31/2016	2,144	2,290		8.50%, 02/15/2020	193		270
3.00%, 09/30/2016	78	84		8.75%, 05/15/2017	830		1,056
3.00%, 02/28/2017	2,960	3,180		8.88%, 08/15/2017	1,294		1,672
3.00%, 05/15/2042	2,962	2,545		9.25%, 02/15/2016	1,300		1,553
3.13%, 10/31/2016	3,213	3,451		9.88%, 11/15/2015	161		191
3.13%, 01/31/2017	1,564	1,685		11.25%, 02/15/2015	2,695		3,052
3.13%, 04/30/2017	1,525	1,647		10.63%, 08/15/2015	441		519
3.13%, 05/15/2019	2,746	2,976					$490,409
3.13%, 05/15/2021	2,035	2,168		TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
3.13%, 11/15/2041	2,258	1,997		OBLIGATIONS			$915,757
3.13%, 02/15/2042	2,850	2,516			Maturity
3.13%, 02/15/2043	2,845	2,495		REPURCHASE AGREEMENTS - 7.23%	Amount (000's)		Value(000	's)
3.25%, 05/31/2016	663	710
3.25%, 06/30/2016	500	536		Banks- 7.23%
3.25%, 07/31/2016	1,282	1,376		Investment in Joint Trading Account; Barclays $	15,047		$15,047
3.25%, 12/31/2016	1,182	1,277		Bank PLC Repurchase Agreement; 0.06%
3.25%, 03/31/2017	2,038	2,207		dated 11/29/2013 maturing 12/02/2013
3.38%, 11/15/2019	5,062	5,545		(collateralized by US Government
3.50%, 02/15/2018	2,210	2,430		Securities; $15,347,532; 0.63% - 3.13%;
3.50%, 05/15/2020	2,668	2,935		dated 07/15/16 - 05/15/21)
3.50%, 02/15/2039	1,175	1,133		Investment in Joint Trading Account; Credit	34,392		34,392
3.63%, 02/15/2020	4,323	4,792		Suisse Repurchase Agreement; 0.07%
3.63%, 02/15/2021	3,100	3,417		dated 11/29/2013 maturing 12/02/2013
3.63%, 08/15/2043	1,300	1,257		(collateralized by US Government
3.75%, 08/15/2041	2,703	2,698		Securities; $35,080,074; 0.00%; dated
3.88%, 05/15/2018	2,464	2,755		08/15/16 - 02/15/41)
3.88%, 08/15/2040	1,135	1,162		Investment in Joint Trading Account; Deutsche	35,897		35,897
4.00%, 02/15/2015	2,632	2,751		Bank Repurchase Agreement; 0.09% dated
4.00%, 08/15/2018	1,500	1,690		11/29/2013 maturing 12/02/2013
4.13%, 05/15/2015	647	684		(collateralized by US Government
4.25%, 11/15/2014	824	855		Securities; $36,614,827; 0.00% - 6.03%;
4.25%, 08/15/2015	1,409	1,505		dated 12/04/13 - 02/15/43)
4.25%, 11/15/2017	656	739
4.25%, 05/15/2039	673	735
4.25%, 11/15/2040	2,153	2,345
4.38%, 02/15/2038	897	999

See accompanying notes.

Schedule of Investments Bond Market Index Fund November 30, 2013 (unaudited)

REPURCHASE AGREEMENTS	Maturity
(continued)	Amount (000's)	Value(000	's)

Banks (continued)
Investment in Joint Trading Account; Merrill	$16,625	$16,625
Lynch Repurchase Agreement; 0.07%
dated 11/29/2013 maturing 12/02/2013
(collateralized by US Government
Securities; $16,957,707; 0.00% - 4.63%;
dated 02/28/17 - 02/15/40)
		$101,961
TOTAL REPURCHASE AGREEMENTS		$101,961
Total Investments		$1,503,553
Liabilities in Excess of Other Assets, Net - (6.64)%		$(93,652)
TOTAL NET ASSETS - 100.00%		$1,409,901

(a)	Variable Rate. Rate shown is in effect at November 30, 2013.
(b)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. At the end of the period, the fair value of these securities totaled $513 or 0.04% of net assets.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $2,389 or 0.17% of net assets.
(d)	Non-Income Producing Security
(e)	Security was purchased in a "to-be-announced" ("TBA") transaction. See Notes to Financial Statements for additional information.

Portfolio Summary (unaudited)

Sector	Percent
Government	42 .39%
Mortgage Securities	31 .97%
Financial	15 .62%
Consumer, Non-cyclical	3.12%
Energy	3.05%
Communications	2.81%
Utilities	1.52%
Industrial	1.47%
Consumer, Cyclical	1.25%
Basic Materials	1.18%
Technology	0.82%
Revenue Bonds	0.60%
General Obligation Unlimited	0.38%
Asset Backed Securities	0.36%
Insured	0.06%
Diversified	0.02%
General Obligation Limited	0.02%
Investments Sold Short	(0.79)%
Liabilities in Excess of Other Assets, Net	(5.85)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments Bond Market Index Fund November 30, 2013 (unaudited)

Short Sales Outstanding

U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS - (0.79)%	Amount (000's)	Value(000	's)
Federal Home Loan Mortgage Corporation (FHLMC) -
(0.36)%
4.00%, 12/01/2026	$900	$954
4.50%, 12/01/2026	500	530
4.50%, 12/01/2041	1,300	1,385
5.00%, 12/01/2041	1,200	1,295
5.50%, 12/01/2041	800	868
		$5,032

Federal National Mortgage Association (FNMA) - (0.20)%
4.00%, 12/01/2026	300	319
4.50%, 12/01/2041	1,200	1,280
5.00%, 12/01/2026	300	320
5.50%, 12/01/2041	$900	$984
		$2,903
Government National Mortgage Association (GNMA) -
(0.23)%
4.00%, 12/01/2041	500	526
4.50%, 12/01/2041	900	967
5.00%, 12/01/2043	800	869
5.00%, 12/01/2043	600	652
5.50%, 12/01/2041	200	219
		$3,233
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY		$11,168
OBLIGATIONS (proceeds $11,175)
TOTAL SHORT SALES (proceeds $11,175)		$11,168

See accompanying notes.

Schedule of Investments
Diversified Real Asset Fund
November 30, 2013 (unaudited)

COMMON STOCKS - 45.12%	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Agriculture - 0.02%					Mining (continued)
Adecoagro SA (a)	54,538		$456		Constellium NV (a)	84,679		$1,831
					Eldorado Gold Corp	194,093		1,165
					First Quantum Minerals Ltd	107,125		1,786
Building Materials - 0.03%					Freeport-McMoRan Copper & Gold Inc	34,951		1,212
Semen Indonesia Persero Tbk PT	589,547		630		Glencore Xstrata PLC	378,306		1,911
					Guyana Goldfields Inc (a)	117,225		209
Coal - 0.15%					Ivanhoe Mines Ltd (a)	148,816		287
Consol Energy Inc	80,533		2,865		Kinross Gold Corp	113,524		535
					Northern Dynasty Minerals Ltd (a)	65,028		77
					Platinum Group Metals Ltd (a)	161,665		212
Commercial Services - 0.71%					Randgold Resources Ltd ADR	22,474		1,590
Anhui Expressway Co Ltd	1,204,000		687
CCR SA	1,434,200		11,330		Rio Tinto PLC ADR	35,684		1,893
					Silver Wheaton Corp	44,673		935
Sichuan Expressway Co Ltd	1,724,200		527		Southern Copper Corp	24,551		616
Zhejiang Expressway Co Ltd	1,697,400		1,581		Tahoe Resources Inc (a)	38,047		672
			$14,125					$20,611
Diversified Financial Services - 0.20%					Oil & Gas - 5.27%
COSCO Pacific Ltd	2,632,300		3,932		Africa Oil Corp (a)	63,588		624
					Africa Oil Corp (a),(b)	6,686		65
Electric - 1.24%					Anadarko Petroleum Corp	58,693		5,213
DUET Group	1,961,362		3,753		Antero Resources Corp (a)	15,287		839
Infraestructura Energetica Nova SAB de CV	444,400		1,822		Athlon Energy Inc (a)	9,469		309
Northeast Utilities	270,500		11,112		Bankers Petroleum Ltd (a)	242,925		908
Red Electrica Corp SA	93,700		6,001		Bonanza Creek Energy Inc (a)	51,315		2,354
Spark Infrastructure Group	1,307,600		1,933		Canadian Natural Resources Ltd	36,302		1,195
			$24,621		Cheniere Energy Inc (a)	57,140		2,262
					Cimarex Energy Co	27,573		2,608
Engineering & Construction - 1.24%					Cobalt International Energy Inc (a)	85,993		1,912
Ferrovial SA	577,500		10,929		Concho Resources Inc (a)	48,257		5,015
Flughafen Zuerich AG	13,500		7,725		Denbury Resources Inc (a)	174,494		2,910
Vinci SA	92,100		5,914		Devon Energy Corp	25,316		1,535
			$24,568		Energy XXI Bermuda Ltd	32,225		875
Environmental Control - 0.27%					Ensco PLC	24,758		1,463
Waste Connections Inc	121,500		5,339		EOG Resources Inc	31,836		5,253
					Gulfport Energy Corp (a)	25,130		1,468
					Helmerich & Payne Inc	28,777		2,216
Gas - 4.42%					Hess Corp	21,369		1,734
Beijing Enterprises Holdings Ltd	1,010,900		9,045		Kodiak Oil & Gas Corp (a)	179,338		2,034
ENN Energy Holdings Ltd	646,200		4,549		Kosmos Energy Ltd (a)	70,790		737
Hong Kong & China Gas Co Ltd	2,249,960		5,300		Kunlun Energy Co Ltd	2,506,300		4,630
Keyera Corp	81,900		4,734		Laredo Petroleum Holdings Inc (a)	74,868		2,021
National Grid PLC	1,564,504		19,811		Lekoil Ltd (a)	590,598		689
NiSource Inc	303,000		9,581		Marathon Oil Corp	109,325		3,940
Sempra Energy	194,000		17,157		Marathon Petroleum Corp	29,963		2,479
Snam SpA	2,648,500		14,238		MEG Energy Corp (a)	40,268		1,147
Western Gas Equity Partners LP (b)	72,300		3,124		MEG Energy Corp (a),(c)	6,400		182
			$87,539		Newfield Exploration Co (a)	65,851		1,850
Healthcare - Services - 0.04%					Noble Energy Inc	101,023		7,096
Brookdale Senior Living Inc (a)	29,252		853		Occidental Petroleum Corp	25,625		2,433
					Oil Search Ltd	136,357		992
					Pacific Rubiales Energy Corp	61,909		1,151
Holding Companies - Diversified - 0.09%					Patterson-UTI Energy Inc	70,382		1,641
Wharf Holdings Ltd	208,233		1,727		PDC Energy Inc (a)	36,261		2,136
					Phillips 66	36,724		2,556
Home Builders - 0.03%					Pioneer Natural Resources Co	11,755		2,089
Taylor Wimpey PLC	351,214		610		QGEP Participacoes SA	47,125		205
					Range Resources Corp	39,436		3,062
					Rosetta Resources Inc (a)	53,662		2,714
Iron & Steel - 0.13%					Rowan Cos PLC (a)	68,078		2,357
Reliance Steel & Aluminum Co	33,658		2,475		Sanchez Energy Corp (a)	53,312		1,368
					SM Energy Co	11,138		982
					Southwestern Energy Co (a)	72,869		2,817
Lodging - 0.05%
City Developments Ltd	116,000		923		Suncor Energy Inc	118,014		4,093
					Talisman Energy Inc	108,727		1,284
					Tullow Oil PLC	99,332		1,411
Mining - 1.04%					Whiting Petroleum Corp (a)	56,472		3,411
African Rainbow Minerals Ltd	58,748		1,079					$104,265
Alamos Gold Inc	109,414		1,401
B2Gold Corp (a)	298,060		623		Oil & Gas Services - 1.98%
BHP Billiton Ltd ADR	37,775		2,577		Cameron International Corp (a)	82,755		4,584

See accompanying notes.

Schedule of Investments
Diversified Real Asset Fund
November 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Oil & Gas Services (continued)					REITS (continued)
Core Laboratories NV	13,340		$2,430		AIMS AMP Capital Industrial REIT	442,000		$535
Dresser-Rand Group Inc (a)	29,057		1,640		American Tower Corp	327,819		25,494
Dril-Quip Inc (a)	55,262		5,999		Apartment Investment & Management Co	43,361		1,089
FMC Technologies Inc (a)	42,337		2,036		Astro Japan Property Group (b)	135,010		437
Halliburton Co	110,561		5,824		AvalonBay Communities Inc	15,381		1,824
National Oilwell Varco Inc	51,912		4,231		Boardwalk Real Estate Investment Trust	16,325		909
Schlumberger Ltd	69,729		6,165		Boston Properties Inc	22,817		2,270
Superior Energy Services Inc	62,815		1,601		BRE Properties Inc	22,853		1,171
Targa Resources Corp	58,300		4,728		Camden Property Trust	16,765		971
			$39,238		Canadian Real Estate Investment Trust	25,475		1,019
					Corrections Corp of America	38,003		1,267
Pipelines - 17.95%					CubeSmart	68,496		1,111
Access Midstream Partners LP	208,780		11,727		DDR Corp	65,417		1,046
Buckeye Partners LP (b)	243,600		16,587
					Duke Realty Corp	56,700		861
Crosstex Energy LP	43,105		1,148		EPR Properties	21,006		1,056
DCP Midstream Partners LP	151,100		7,280		Equity One Inc	24,373		546
Enbridge Inc	593,712		24,423		Equity Residential	25,327		1,305
Energy Transfer Equity LP	254,248		19,010		Essex Property Trust Inc	10,840		1,646
Energy Transfer Partners LP	114,000		6,174		Extra Space Storage Inc	34,068		1,428
Enterprise Products Partners LP	359,100		22,613		Federal Realty Investment Trust	11,663		1,207
Genesis Energy LP	105,756		5,487		Federation Centres Ltd	572,924		1,242
Kinder Morgan Energy Partners LP	120,800		9,902		First Industrial Realty Trust Inc	77,878		1,360
Kinder Morgan Inc/DE	67,900		2,413		General Growth Properties Inc	136,243		2,827
Magellan Midstream Partners LP (b)	385,622		23,963
					Goodman Group	279,483		1,230
MarkWest Energy Partners LP	156,800		10,830		Great Portland Estates PLC	179,918		1,712
MPLX LP (b)	140,357		5,350
Oiltanking Partners LP (b)	65,800		3,941		HCP Inc	23,622		869
					Health Care REIT Inc	13,371		749
ONEOK Inc	253,210		14,704		Host Hotels & Resorts Inc	103,379		1,903
Pembina Pipeline Corp	237,240		7,606		Japan Hotel REIT Investment Corp	1,589		749
Phillips 66 Partners LP	35,949		1,184		Kenedix Realty Investment Corp	179		833
Plains All American Pipeline LP	427,300		22,036		Kenedix Residential Investment Corp	222		470
Plains GP Holdings LP (a)	72,400		1,701
Regency Energy Partners LP (b)	396,500		9,667		Kilroy Realty Corp	18,300		921
					Klepierre	4,748		220
SemGroup Corp	127,400		7,820		Land Securities Group PLC	166,693		2,597
Spectra Energy Corp	995,200		33,389		Medical Properties Trust Inc	22,300		295
Sunoco Logistics Partners LP (b)	265,500		18,792
					Mirvac Group	856,237		1,324
Targa Resources Partners LP	118,410		6,045		Nippon Prologis REIT Inc	115		1,113
Tesoro Logistics LP (b)	131,300		6,729
					Nomura Real Estate Master Fund Inc	1,014		997
TransCanada Corp	428,200		18,880		Northern Property Real Estate Investment	7,000		185
Veresen Inc	265,500		3,418		Trust
Western Gas Partners LP (b)	143,200		9,119
					Orix JREIT Inc	730		909
Williams Cos Inc/The	663,725		23,377		Pebblebrook Hotel Trust	41,649		1,263
			$355,315		Pennsylvania Real Estate Investment Trust	18,370		330
Real Estate - 1.50%					Prologis Inc	82,465		3,128
Agile Property Holdings Ltd	748,000		832		Public Storage	8,535		1,303
Atrium European Real Estate Ltd (b)	88,182		524		Saul Centers Inc	15,215		740
CapitaLand Ltd	442,000		1,066		Senior Housing Properties Trust	41,037		929
Citycon OYJ	187,567		669		Simon Property Group Inc	38,229		5,729
Country Garden Holdings Co Ltd	2,125,000		1,398		SL Green Realty Corp	26,731		2,418
Fabege AB	104,324		1,199		Strategic Hotels & Resorts Inc (a)	61,679		551
Henderson Land Development Co Ltd	208,850		1,219		Sunstone Hotel Investors Inc	59,165		773
Hongkong Land Holdings Ltd	259,300		1,530		Suntec Real Estate Investment Trust	504,700		627
Hufvudstaden AB	54,029		700		Taubman Centers Inc	10,084		659
Jones Lang LaSalle Inc	5,412		529		Unibail-Rodamco SE	8,567		2,237
Kerry Properties Ltd	216,500		859		Ventas Inc	16,765		953
KWG Property Holding Ltd	905,500		542		Vornado Realty Trust	22,315		1,962
LEG Immobilien AG	11,758		675		Wereldhave NV	13,623		1,039
Mitsubishi Estate Co Ltd	161,600		4,491		Westfield Group	249,809		2,362
Mitsui Fudosan Co Ltd	115,000		3,911		Workspace Group PLC	124,997		1,031
Nomura Real Estate Holdings Inc	37,200		878					$97,804
Shimao Property Holdings Ltd	592,500		1,477		Telecommunications - 1.87%
Sino Land Co Ltd	670,000		917		Crown Castle International Corp (a)	235,300		17,466
Sponda OYJ	136,456		674		Eutelsat Communications SA	227,700		6,690
ST Modwen Properties PLC	116,370		680		SBA Communications Corp (a)	150,100		12,784
Sumitomo Realty & Development Co Ltd	43,000		2,043					$36,940
Sun Hung Kai Properties Ltd	123,000		1,577
Unite Group PLC	202,179		1,315		Transportation - 1.42%
			$29,705		Canadian National Railway Co	71,500		8,042
					Guangshen Railway Co Ltd	4,025,400		1,980
REITS - 4.94%					Kerry Logistics Network Ltd (a),(b),(d)	108,250		113
AEON REIT Investment Corp	65		73

See accompanying notes.

Schedule of Investments
Diversified Real Asset Fund
November 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held		Value(000	's)		Principal
Transportation (continued)					BONDS (continued)	Amount (000's)		Value (000's)
Teekay Corp		132,000	$5,841		Sovereign (continued)
Union Pacific Corp		74,500	12,072		New Zealand Government Bond
			$28,048		3.01%, 09/20/2030(e)	NZD	1,346	$1,095
								$27,383
Water- 0.53%					TOTAL BONDS			$183,064
Cia de Saneamento Basico do Estado de Sao		353,300	3,763
Paulo ADR					COMMODITY INDEXED STRUCTURED	Principal
Pennon Group PLC		41,700	440		NOTES- 4.56%	Amount (000's)		Value (000's)
Severn Trent PLC		44,600	1,287		Banks- 4.04%
United Utilities Group PLC		469,300	5,051		BNP Paribas SA; Dow Jones - UBS
			$10,541		Commodity Index Linked Note
TOTAL COMMON STOCKS			$893,130		0.11%, 08/04/2014(e)		$9,500	9,200
	Principal				0.28%, 04/25/2014(e)		5,000	3,474
BONDS- 9.25%	Amount (000's)		Value(000	's)	CIBC; Dow Jones - UBS Commodity Index
					Linked Note
Federal & Federally Sponsored Credit - 2.64%					0.04%, 12/23/2013(e)		9,500	5,686
Federal Farm Credit Banks					0.05%, 06/23/2014(e)		4,100	3,455
0.15%, 02/06/2015(e)		$5,000	$5,000
					0.09%, 07/30/2014(e)		3,900	3,610
0.17%, 08/08/2014		5,500	5,500		Deutsche Bank AG/London; Dow Jones - UBS
0.21%, 09/08/2014(e)		8,130	8,135
0.21%, 10/22/2015(e)		6,500	6,498		Commodity Index Linked Note
					0.01%, 01/29/2014(e)		6,500	4,153
0.23%, 03/16/2015(e)		7,000	7,005
					0.01%, 02/13/2014(e)		5,900	4,110
0.25%, 06/11/2014(e)		4,500	4,503
					0.01%, 07/28/2014(e)		4,000	3,340
0.25%, 10/16/2014		3,500	3,502		JP Morgan Chase Bank NA; Dow Jones - UBS
0.33%, 11/13/2015		5,000	4,999		Commodity Index Linked Note
0.35%, 05/01/2015(e)		7,000	7,016
					0.14%, 06/05/2014(c),(e)		3,300	2,885
			$52,158		0.14%, 12/11/2014(c),(e)		10,100	10,448
Finance - Mortgage Loan/Banker - 5.20%					0.15%, 03/27/2014(c),(e)		3,700	2,721
Fannie Mae					Societe Generale SA; Dow Jones - UBS
0.13%, 02/27/2015(e)		5,000	4,999		Commodity Index Linked Note
0.14%, 08/05/2015(e)		3,900	3,898		0.16%, 10/27/2014(c),(e)		2,500	2,224
0.18%, 01/20/2015(e)		5,000	5,002		0.17%, 08/06/2014(e)		10,100	9,912
0.36%, 06/23/2014(e)		5,225	5,232		0.17%, 08/22/2014(c),(e)		2,300	2,071
Federal Home Loan Banks					UBS; Dow Jones - UBS Commodity Index
0.13%, 09/16/2014		4,500	4,498		Linked Note
0.20%, 08/19/2015(e)		9,500	9,498		0.00%, 03/24/2014(e)		4,300	2,810
0.21%, 10/01/2015(e)		8,000	7,999		0.01%, 08/06/2014(e)		1,700	1,688
0.22%, 08/14/2015(e)		7,000	7,001		0.04%, 09/15/2014(e)		5,700	5,509
0.22%, 08/19/2015(e)		3,700	3,700		0.07%, 05/19/2014(e)		3,400	2,672
0.22%, 10/07/2015(e)		7,500	7,500					$79,968
0.22%, 10/07/2015(e)		5,000	5,000
					Supranational Bank - 0.52%
0.23%, 10/15/2014		5,000	5,002		International Bank for Reconstruction &
0.88%, 12/12/2014		4,000	4,029		Development; Dow Jones - UBS Commodity
Freddie Mac					Index Linked Note
0.31%, 01/02/2015		5,500	5,507		0.24%, 12/20/2013(e)		15,900	10,226
0.31%, 02/23/2015		4,800	4,806
0.32%, 12/03/2014		5,000	5,007		TOTAL COMMODITY INDEXED STRUCTURED NOTES			$90,194
0.32%, 04/29/2015		5,000	5,001
0.33%, 12/29/2014		4,000	4,006		SENIOR FLOATING RATE INTERESTS -	Principal
0.40%, 04/30/2015		2,300	2,301		20.09%	Amount (000's) Value (000's)
0.55%, 09/18/2015		3,000	3,003		Aerospace & Defense - 0.09%
			$102,989		Accudyne Industries Borrower SCA, Term
					Loan
Media- 0.03%					4.00%, 12/05/2019(e)		$446	$445
Clear Channel Communications Inc					Hawker Beechcraft Inc, Term Loan B-EXIT
9.00%, 12/15/2019		523	534		5.75%, 02/15/2020(e)		214	216
					Sequa Corp, Term Loan B
Sovereign - 1.38%					5.25%, 05/29/2017(e)		1,224	1,207
Bundesrepublik Deutschland Bundesobligation								$1,868
Inflation Linked Bond
0.75%, 04/15/2018	EUR	1,353	1,929		Airlines - 0.47%
Canadian Government Bond					American Airlines Inc, Term Loan B-EXIT
					4.75%, 06/21/2019(e)		2,993	3,011
1.50%, 12/01/2044	CAD	459	464		Delta Air Lines Inc, Term Loan B
Deutsche Bundesrepublik Inflation Linked					3.50%, 04/20/2017 (e)		857	858
Bond					Delta Air Lines Inc, Term Loan B1
1.50%, 04/15/2016	EUR	11,295	16,042		4.00%, 10/18/2018 (e)		2,481	2,491
Italy Buoni Poliennali Del Tesoro					United Airlines Inc, Term Loan B
2.10%, 09/15/2016		5,603	7,853		4.00%, 03/22/2019 (e)		994	998

See accompanying notes.

Schedule of Investments
Diversified Real Asset Fund
November 30, 2013 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)

Airlines (continued)			Consumer Products - 0.57%
US Airways Inc, Term Loan B1			Dell International LLC, Term Loan B
4.25%, 05/21/2019(e)	$2,000	$2,006	4.50%, 03/24/2020(e)	$7,000	$6,927
		$9,364	Jarden Corp, Term Loan B1
			2.91%, 09/30/2020(e)	1,750	1,750
Automobile Parts & Equipment - 0.28%			Spectrum Brands Holdings Inc, Term Loan B
Federal-Mogul Corp, Term Loan B-EXIT			4.50%, 11/06/2019(e)	255	256
2.11%, 12/27/2013(e)	2,131	2,104
			Sun Products Corp/The, Term Loan B
Federal-Mogul Corp, Term Loan C-EXIT			5.50%, 03/21/2020(e)	2,500	2,325
2.11%, 12/27/2015(e)	1,258	1,241
Schaeffler AG, Term Loan C					$11,258
4.25%, 01/20/2017(e)	2,205	2,217	Distribution & Wholesale - 0.19%
		$5,562	HD Supply Inc, Term Loan B
			4.50%, 10/05/2017(e)	3,729	3,748
Building Materials - 0.15%
CPG International Inc, Term Loan B
4.75%, 09/30/2020(e)	2,000	2,002	Diversified Financial Services - 0.68%
Quikrete Co Inc, Term Loan B			Home Loan Servicing Solutions Ltd, Term
4.00%, 09/18/2020(e)	1,000	1,004	Loan B
		$3,006	4.50%, 06/19/2020(e)	998	1,002
			LPL Holdings Inc, Term Loan B
Chemicals - 0.34%			3.25%, 03/29/2019(e)	1,773	1,768
Ineos US Finance LLC, Term Loan B			Ocwen Loan Servicing LLC, Term Loan
4.00%, 04/27/2018(e)	1,539	1,542	5.00%, 02/15/2018(e)	1,990	2,013
Univar Inc, Term Loan B			TCW Group Inc, Term Loan B
5.00%, 06/30/2017(e)	1,769	1,739	4.00%, 12/20/2019(e)	1,985	1,995
US Coatings Acquisition Inc, Term Loan B2			Walter Investment Management Corp, Term
4.75%, 01/18/2020(e)	3,473	3,497
			Loan B
		$6,778	5.75%, 11/15/2017(e)	6,636	6,679
Coal- 0.09%					$13,457
Peabody Energy Corp, Term Loan B			Electric - 0.18%
4.25%, 09/20/2020(e)	1,750	1,758
			Calpine Corp, Term Loan B4
			0.00%, 10/30/2020(e),(f)	1,500	1,509
Commercial Services - 1.15%			EFS Cogen Holdings I LLC, Term Loan B
Brand Energy & Infrastructure, Term Loan			0.00%, 12/17/2020(e),(f)	2,000	2,000
0.00%, 11/20/2020(e),(f)	1,000	1,004			$3,509
Ceridian Corp, Term Loan B			Entertainment - 0.31%
4.42%, 05/09/2017(e)	4,191	4,208
			AMC Entertainment Inc, Term Loan B
CHG Buyer Corp, Term Loan			3.50%, 04/23/2020(e)	1,493	1,491
9.00%, 11/13/2020(e)	525	531
			CCM Merger Inc, Term Loan
Harland Clarke Holdings Corp, Term Loan			5.00%, 03/01/2017(e)	1,075	1,079
B3			Intrawest, Term Loan
7.00%, 04/26/2018(e)	3,604	3,615
			0.00%, 11/26/2020(e),(f)	1,000	1,001
Interactive Data Corp, Term Loan B			Pinnacle Entertainment Inc, Term Loan B1
3.75%, 02/11/2018(e)	482	481
			3.75%, 08/05/2016(e)	248	249
Laureate Education Inc, Term Loan B			Pinnacle Entertainment Inc, Term Loan B2
5.00%, 06/16/2018(e)	3,963	3,986
			3.75%, 08/05/2020(e)	998	1,001
Pacific Industrial Services BidCo Pty Ltd,			WMG Acquisition Corp, Term Loan B
Term Loan B			3.75%, 07/07/2020(e)	1,328	1,326
5.00%, 09/24/2018(e)	2,500	2,527
Pharmaceutical Product Development Inc,					$6,147
Term Loan			Environmental Control - 0.04%
4.25%, 12/05/2018(e)	2,219	2,231	ADS Waste Holdings Inc, Term Loan B
Sedgwick Claims Management Services Inc,			4.25%, 10/05/2019(e)	744	747
Term Loan
8.00%, 12/10/2018(e)	250	254
Sedgwick Claims Management Services Inc,			Food- 1.76%
			AdvancePierre Foods Inc, Term Loan
Term Loan B			9.50%, 10/02/2017(e)	675	667
4.25%, 06/08/2018(e)	1,918	1,923
			AdvancePierre Foods Inc, Term Loan B
Truven Health Analytics Inc, Term Loan B			5.75%, 06/20/2017(e)	1,489	1,479
4.50%, 05/25/2019(e)	2,063	2,068
			Albertsons LLC, Delay-Draw Term Loan B
		$22,828	0.00%, 03/21/2019(e),(f)	1,500	1,496
Computers - 0.17%			Albertsons LLC, Term Loan B
Spansion LLC, Term Loan B			4.25%, 03/21/2016(e)	1,806	1,811
5.25%, 12/11/2018(e)	684	686	4.75%, 05/21/2019(e)	1,179	1,178
SunGard Data Systems Inc, Term Loan D			Aramark Corp, Term Loan C
4.50%, 01/20/2020(e)	1,588	1,596	3.75%, 07/26/2016(e)	3,000	3,004
SunGard Data Systems Inc, Term Loan E			Aramark Corp, Term Loan D
4.00%, 03/07/2020(e)	995	1,003	4.00%, 08/22/2019(e)	2,500	2,509
		$3,285

See accompanying notes.

Schedule of Investments
Diversified Real Asset Fund
November 30, 2013 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)

Food (continued)			Healthcare - Services (continued)
Del Monte, Term Loan			Sheridan Holdings Inc, Term Loan
0.00%, 01/26/2021(e),(f)	$1,000	$1,005	(continued)
HJ Heinz Co, Term Loan B2			9.00%, 06/29/2019(e)	$500	$501
3.50%, 03/27/2020(e)	9,726	9,787	Skilled Healthcare Group Inc, Term Loan B
Pinnacle Foods Finance LLC, Term Loan G			6.75%, 04/09/2016(e)	740	738
3.25%, 04/29/2020(e)	995	994	United Surgical Partners International Inc,
Pinnacle Foods Finance LLC, Term Loan H			Term Loan B
3.25%, 04/29/2020(e)	500	499	4.75%, 04/03/2019(e)	5,199	5,230
SUPERVALU Inc, Term Loan					$32,698
5.00%, 03/21/2019(e)	2,488	2,498
US Foods Inc, Term Loan B			Holding Companies - Diversified - 0.11%
4.50%, 05/31/2019(e)	6,529	6,546	Emerald Expositions Holding Inc, Term Loan
			5.50%, 06/12/2020(e)	2,244	2,264
Wilton Brands LLC, Term Loan B
7.50%, 08/22/2018(e)	1,425	1,350
		$34,823	Insurance - 0.35%
			Alliant Holdings I Inc, Term Loan B
Forest Products & Paper - 0.13%			5.00%, 12/07/2019(e)	2,978	2,983
Xerium Technologies Inc, Term Loan B
5.75%, 05/02/2019(e)	2,574	2,587	Compass Investors Inc, Term Loan B
			5.00%, 12/14/2019(e)	2,978	2,986
			HUB International Ltd, Term Loan B
Healthcare - Products - 0.46%			4.75%, 09/17/2020(e)	1,000	1,010
Carestream Health Inc, Term Loan					$6,979
9.50%, 12/15/2019(e)	750	755
Carestream Health Inc, Term Loan B			Internet - 0.31%
5.00%, 06/05/2019(e)	3,950	3,991	EIG Investors Corp, Term Loan
			5.00%, 05/08/2020(e)	614	617
Hologic Inc, Term Loan B
3.75%, 08/01/2019(e)	919	923	EIG Investors Corp, Term Loan B
			5.00%, 05/08/2020(e)	2,484	2,496
Kinetic Concepts Inc, Term Loan D1
4.50%, 05/04/2018(e)	2,379	2,402	Internet Brands Inc, Term Loan B
			6.25%, 03/13/2019(e)	1,195	1,201
Kinetic Concepts Inc, Term Loan D2
4.00%, 11/04/2016(e)	983	989	VFH Parent LLC, Term Loan B
			5.75%, 11/05/2019(e)	1,246	1,250
		$9,060	Zayo Group LLC, Term Loan B
Healthcare - Services - 1.65%			4.50%, 06/15/2019(e)	534	534
Apria Healthcare Group Inc, Term Loan					$6,098
6.75%, 04/01/2020(e)	3,691	3,698
Ardent Medical Services Inc, Term Loan B			Investment Companies - 0.10%
6.75%, 05/19/2018(e)	596	594	RPI Finance Trust, Term Loan B3
			3.25%, 11/09/2018(e)	1,985	1,992
CHS/Community Health Systems Inc, Term
Loan EXT-OLD
3.74%, 01/25/2017(e)	120	120	Leisure Products & Services - 0.33%
DaVita HealthCare Partners Inc, Term Loan			Bombardier Recreational Products Inc, Term
A3			Loan B
2.67%, 08/24/2017(e)	3,850	3,850	4.00%, 01/23/2019(e)	4,280	4,289
DaVita HealthCare Partners Inc, Term Loan			Equinox Holdings Inc, Term Loan B
B2			4.50%, 01/31/2020(e)	1,244	1,250
4.00%, 08/21/2019(e)	1,489	1,497	Sabre Inc, Term Loan B2
Drumm Investors LLC, Term Loan			4.50%, 02/19/2019(e)	1,000	998
5.00%, 05/04/2018(e)	3,452	3,362			$6,537
Genesis Healthcare DE LLC, Term Loan B
10.00%, 10/02/2017(e)	579	585	Leisure Time - 0.07%
Health Management Associates Inc, Term			Sabre Inc, Term Loan C
Loan B-New			4.00%, 02/15/2018(e)	1,376	1,378

3.75%, 11/22/2018(e)	2,962	2,960
Heartland Dental Care LLC, Term Loan			Lodging - 1.21%
0.00%, 12/31/2049(d),(e),(f)	1,000	995	Boyd Gaming Corp, Term Loan B
6.25%, 12/20/2018(e)	1,489	1,491	4.00%, 08/07/2020(e)	2,000	2,002
IASIS Healthcare LLC / IASIS Capital Corp,			Caesars Entertainment Operating Co Inc, Term
Term Loan B2			Loan B6
4.50%, 05/03/2018(e)	2,229	2,242	5.49%, 01/28/2015(e)	2,553	2,425
LHP Operations Co LLC, Term Loan			CityCenter Holdings LLC, Term Loan B
9.00%, 06/29/2018(e)	323	302	5.00%, 10/09/2020(e)	2,000	2,022
LifePoint Hospitals Inc, Term Loan B			Four Seasons Holdings Inc, Term Loan
2.67%, 07/31/2017(e)	868	871	4.25%, 06/24/2020(e)	1,500	1,507
One Call Medical, Term Loan			Hilton Worldwide Finance LLC, Term Loan
0.00%, 11/20/2020(e),(f)	1,000	992	B
Select Medical Corp, Term Loan B			4.00%, 09/23/2020(e)	12,882	12,918
4.00%, 06/15/2018(e)	929	928
Sheridan Holdings Inc, Term Loan
4.50%, 06/29/2018(e)	1,732	1,742

See accompanying notes.

Schedule of Investments
Diversified Real Asset Fund
November 30, 2013 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)

Lodging (continued)			Oil & Gas (continued)
MGM Resorts International, Term Loan B			Samson Investment Co, Term Loan
3.50%, 12/13/2019(e)	$2,980	$2,976	6.00%, 09/19/2018(e)	$625	$627
		$23,850	Tesoro Corp, Term Loan B
			2.41%, 01/30/2016(e)	2,985	2,985
Machinery - Construction & Mining - 0.10%			Western Refining Inc, Term Loan B
TNT Crane & Rigging Inc, Term Loan			0.00%, 11/25/2020(e),(f)	1,000	1,008
0.00%, 11/26/2020(e),(f)	2,000	1,980
					$16,769
			Oil & Gas Services - 0.07%
Machinery - Diversified - 0.10%			FTS International Inc, Term Loan B
Gardner Denver Inc, Term Loan			8.50%, 05/06/2016(e)	426	423
0.00%, 07/23/2020(e),(f)	2,000	1,989
			Saxon Energy Services Inc, Term Loan
			5.50%, 02/13/2019(e)	990	998
Media- 2.28%					$1,421
Clear Channel Communications Inc, Term
Loan B			Packaging & Containers - 0.07%
3.81%, 01/29/2016(e)	3,661	3,524	Pact Group USA Inc, Term Loan B
			3.75%, 05/22/2020(e)	1,365	1,352
Clear Channel Communications Inc, Term
Loan D-EXT
6.91%, 01/22/2019(e)	10,955	10,325	Pharmaceuticals - 1.17%
FoxCo Acquisition Sub LLC, Term Loan B			BioScrip Inc, Delay-Draw Term Loan
5.50%, 07/31/2017(e)	538	539	6.50%, 07/22/2020(e)	563	541
MCC Georgia LLC, Term Loan G			BioScrip Inc, Term Loan
4.00%, 08/15/2020(e)	990	990	6.50%, 06/05/2020(e)	938	902
McGraw-Hill Global Education Holdings			Generic Drug Holdings Inc, Term Loan B
LLC, Term Loan			5.00%, 10/04/2019(e)	1,197	1,199
9.00%, 03/18/2019(e)	2,985	3,038	Grifols Inc, Term Loan B
Media General Inc, Delay-Draw Term Loan B-			4.25%, 06/01/2017(e)	977	982
DD			Par Pharmaceutical Cos Inc, Term Loan B
4.25%, 07/30/2020(e)	1,500	1,514	4.25%, 09/28/2019(e)	1,650	1,657
MTL Publishing LLC, Term Loan B			PRA Holdings Inc, Term Loan
4.25%, 03/05/2018(e)	3,022	3,033	5.00%, 09/18/2020(e)	4,000	4,007
Nine Entertainment Co Pty Ltd, Term Loan B			Quintiles Transnational Corp, Term Loan B2
3.25%, 01/31/2020(e)	3,478	3,453	4.00%, 06/08/2018(e)	2,494	2,495
Springer Science & Business Media Inc, Term			Valeant Pharmaceuticals International Inc,
Loan			Term Loan BE
5.00%, 07/24/2020(e)	2,000	2,005	4.50%, 06/26/2020(e)	6,922	6,997
TL Acquisitions Inc, Term Loan			Valeant Pharmaceuticals International Inc,
0.00%, 07/03/2014(a),(e)	784	589	Term Loan D2
Tribune Co, Term Loan			3.75%, 02/13/2019(e)	4,335	4,363
0.00%, 11/20/2020(e),(f)	10,978	10,926			$23,143
Virgin Media Investment Holdings Ltd, Term
Loan B			Pipelines - 0.10%
3.50%, 02/15/2020(e)	1,500	1,500	Ruby Western Pipeline Holdings LLC, Term
WideOpenWest Finance LLC, Term Loan B			Loan B
4.75%, 03/26/2019(e)	3,769	3,789	3.50%, 03/22/2020(e)	1,891	1,896
		$45,225
Miscellaneous Manufacturing - 0.16%			Private Equity - 0.02%
FGI Operating Co LLC, Term Loan B			American Capital Ltd, Term Loan B
			4.00%, 08/15/2017(e)	331	332
5.50%, 04/13/2019(e)	988	999
Rexnord LLC, Term Loan B
4.00%, 05/14/2020(e)	2,257	2,256	Real Estate - 0.22%
		$3,255	Capital Automotive LP, Term Loan
			6.00%, 04/18/2020(e)	1,500	1,545
Oil & Gas - 0.85%			Capital Automotive LP, Term Loan B
Drillships Financing Holding Inc, Term Loan			4.00%, 04/05/2019 (e)	596	599
B1
6.00%, 02/02/2021(e)	4,988	5,079	Realogy Group LLC, Term Loan B
			4.50%, 10/10/2016(e)	2,239	2,261
EP Energy LLC, Term Loan B3
3.50%, 05/24/2018(e)	500	500			$4,405
Fieldwood Energy LLC, Term Loan			REITS- 0.19%
8.38%, 09/20/2020(e)	2,000	2,037	iStar Financial Inc, Term Loan
Offshore Group Investment Ltd, Term Loan			4.50%, 10/11/2017(e)	2,439	2,450
B			Starwood Property Trust Inc, Term Loan
5.75%, 03/22/2019(e)	1,493	1,506	0.00%, 04/17/2020(e),(f)	1,250	1,244
Pacific Drilling SA, Term Loan B					$3,694
4.50%, 05/18/2018(e)	1,496	1,508
Rice Drilling B LLC, Term Loan			Retail - 0.99%
8.50%, 10/11/2018(e)	1,493	1,519	BJ's Wholesale Club Inc, Term Loan
			8.50%, 03/21/2020(e)	250	255

See accompanying notes.

Schedule of Investments
Diversified Real Asset Fund
November 30, 2013 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's)	Value (000's)	(continued)	Amount (000's)	Value (000's)

Retail (continued)			Telecommunications (continued)
BJ's Wholesale Club Inc, Term Loan B			Fairpoint Communications Inc, Term Loan B
4.50%, 09/26/2019(e)	$3,341	$3,351	7.50%, 02/14/2019(e)	$3,982	$4,078
Charlotte Russe Inc, Term Loan			Intelsat Jackson Holdings SA, Term Loan B1
6.75%, 05/25/2019(e)	712	694	4.25%, 04/02/2018(e)	2,135	2,138
Collective Brands Inc, Term Loan B			IPC Systems Inc, Term Loan B
7.25%, 09/19/2019(e)	1,361	1,362	5.41%, 06/01/2015(e)	1,000	847
Hudson's Bay Co, Term Loan B			IPC Systems Inc, Term Loan C
4.75%, 10/07/2020(e)	2,000	2,024	7.75%, 07/31/2017(e)	994	988
Jo-Ann Stores Inc, Term Loan			Syniverse Holdings Inc, Term Loan B
4.00%, 03/19/2018(e)	1,704	1,706	4.00%, 04/23/2019(e)	1,939	1,951
Landry's Inc, Term Loan B			UPC Financing Partnership, Term Loan AF
4.25%, 04/19/2018(e)	2,940	2,950	4.00%, 01/31/2021(e)	2,925	2,937
Michaels Stores Inc, Term Loan B			Windstream Corp, Term Loan B3
3.75%, 01/24/2020(e)	1,061	1,064	4.00%, 08/03/2019(e)	741	742
Pilot Travel Centers LLC, Term Loan B			Windstream Corp, Term Loan B4
4.25%, 08/06/2019(e)	988	988	3.50%, 01/10/2020(e)	1,985	1,985
PVH Corp, Term Loan B					$21,393
3.25%, 12/19/2019(e)	832	833
Rite Aid Corp, Term Loan 1			Transportation - 0.15%
5.75%, 07/07/2020(e)	2,000	2,048	HGIM Corp, Term Loan B
			5.50%, 06/12/2020(e)	3,000	3,011
Rite Aid Corp, Term Loan 2
4.88%, 06/11/2021(e)	1,500	1,522
Serta Simmons Holdings LLC, Term Loan B			TOTAL SENIOR FLOATING RATE INTERESTS		$397,785
4.25%, 09/19/2019(e)	733	735	U.S. GOVERNMENT & GOVERNMENT	Principal
		$19,532	AGENCY OBLIGATIONS - 18.12%	Amount (000's)	Value (000's)
Semiconductors - 0.39%			Federal Home Loan Bank - 0.45%
Freescale Semiconductor Inc, Term Loan B4			0.12%, 01/10/2014(g)	$5,000	$5,000
5.00%, 02/13/2020(e)	3,483	3,518	4.65%, 05/01/2014(g)	4,000	3,997
Freescale Semiconductor Inc, Term Loan B5					$8,997
5.00%, 01/15/2021(e)	1,250	1,263	Federal Home Loan Mortgage Corporation (FHLMC) - 0.56%
NXP BV, Term Loan C
4.75%, 01/11/2020(e)	2,978	2,980	0.12%, 04/24/2014(g)	6,000	5,997
			0.12%, 06/18/2014(g)	5,000	4,997
		$7,761
					$10,994
Software - 0.96%
Activision Blizzard Inc, Term Loan B			Federal National Mortgage Association (FNMA) - 0.86%
3.25%, 07/26/2020(e)	2,000	2,004	0.10%, 01/21/2014(g)	7,000	6,999
Blackboard Inc, Term Loan B3			0.10%, 06/02/2014(g)	5,000	4,998
4.75%, 10/04/2018(e)	1,454	1,465	0.12%, 05/01/2014(g)	5,000	4,998
BMC Software Finance Inc, Term Loan B					$16,995
5.00%, 08/07/2020(e)	1,000	1,005
			U.S. Treasury - 1.29%
Ellucian Inc, Term Loan B			0.13%, 04/30/2015	4,000	3,996
4.50%, 07/19/2018(e)	1,892	1,905
			0.25%, 01/31/2015	5,000	5,004
Emdeon Inc, Term Loan B2			0.25%, 07/15/2015	4,600	4,601
3.75%, 11/02/2018(e)	2,974	2,983
			0.38%, 06/15/2015	6,000	6,014
Epicor Software Corp, Term Loan B1			0.38%, 08/31/2015	6,000	6,013
4.50%, 05/16/2018(e)	983	987
Genesys Telecom, Term Loan					$25,628
0.00%, 11/04/2020(e),(f)	667	666	U.S. Treasury Inflation-Indexed Obligations - 14.96%
0.00%, 11/04/2020(e),(f)	1,333	1,331	0.13%, 04/15/2016	30,656	31,448
Infor US Inc, Term Loan B2			0.13%, 04/15/2017	10,534	10,871
5.25%, 04/05/2018(e)	2,069	2,078	0.13%, 04/15/2018	25,181	25,974
Magic Newco LLC, Term Loan B			0.13%, 01/15/2022	14,293	13,992
5.00%, 12/02/2018(e)	1,995	2,004	0.13%, 07/15/2022	7,270	7,088
RP Crown Parent LLC, Term Loan			0.13%, 01/15/2023	21,270	20,443
6.75%, 12/14/2018(e)	2,184	2,203	0.38%, 07/15/2023	26,467	25,981
11.25%, 12/14/2019(e)	400	415	0.50%, 04/15/2015	3,198	3,257
		$19,046	0.63%, 02/15/2043	13,280	10,470
			0.75%, 02/15/2042	10,247	8,439
Telecommunications - 1.08%			1.13%, 01/15/2021	11,833	12,656
Alcatel-Lucent USA Inc, Term Loan C			1.25%, 07/15/2020	6,356	6,919
5.75%, 01/29/2019(e)	3,722	3,753
			1.38%, 07/15/2018	2,389	2,622
Cincinnati Bell Inc, Term Loan B			1.38%, 01/15/2020	6,304	6,882
4.00%, 08/20/2020(e)	1,000	1,000
			1.75%, 01/15/2028	10,165	11,119
Cricket Communications Inc, Delay-Draw			1.88%, 07/15/2015	5,129	5,391
Term Loan C-DD			1.88%, 07/15/2019	4,397	4,966
4.75%, 03/01/2020(e)	499	501
			2.00%, 01/15/2016	2,241	2,388
Cricket Communications Inc, Term Loan B			2.00%, 01/15/2026	3,185	3,601
4.75%, 10/03/2019(e)	471	473
			2.13%, 01/15/2019	1,668	1,889

See accompanying notes.

Schedule of Investments
Diversified Real Asset Fund
November 30, 2013 (unaudited)

				Portfolio Summary (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			Sector	Percent
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	Energy	26 .46%
				Government	25 .99%
U.S. Treasury Inflation-Indexed Obligations (continued)				Financial	15 .18%
2.13%, 02/15/2040	$4,633	$5,312		Consumer, Non-cyclical	7.53%
2.13%, 02/15/2041	4,686	5,378		Utilities	6.37%
2.38%, 01/15/2025	16,942	19,875		Communications	5.57%
2.38%, 01/15/2027	5,370	6,317		Consumer, Cyclical	3.93%
2.50%, 07/15/2016	8,792	9,670		Industrial	3.82%
2.50%, 01/15/2029	7,258	8,708		Mortgage Securities	1.87%
3.38%, 04/15/2032	795	1,083		Basic Materials	1.64%
3.63%, 04/15/2028	7,854	10,600		Technology	1.52%
3.88%, 04/15/2029	9,101	12,734		Diversified	0.20%
		$296,073		Purchased Interest Rate Swaptions	0.03%
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY				Purchased Interest Rate Floor	0.00%
OBLIGATIONS		$358,687		Liabilities in Excess of Other Assets, Net	(0 .11)%
	Maturity			TOTAL NET ASSETS	100.00%
REPURCHASE AGREEMENTS - 2.94%	Amount (000's)	Value(000	's)
Banks- 2.94%
Investment in Joint Trading Account; Barclays $	8,580	$8,580
Bank PLC Repurchase Agreement; 0.06%
dated 11/29/2013 maturing 12/02/2013
(collateralized by US Government
Securities; $8,751,378; 0.63% - 3.13%;
dated 07/15/16 - 05/15/21)
Investment in Joint Trading Account; Credit	19,611	19,611
Suisse Repurchase Agreement; 0.07%
dated 11/29/2013 maturing 12/02/2013
(collateralized by US Government
Securities; $20,003,150; 0.00%; dated
08/15/16 - 02/15/41)
Investment in Joint Trading Account; Deutsche	20,469	20,469
Bank Repurchase Agreement; 0.09% dated
11/29/2013 maturing 12/02/2013
(collateralized by US Government
Securities; $20,878,287; 0.00% - 6.03%;
dated 12/04/13 - 02/15/43)
Investment in Joint Trading Account; Merrill	9,480	9,480
Lynch Repurchase Agreement; 0.07%
dated 11/29/2013 maturing 12/02/2013
(collateralized by US Government
Securities; $9,669,522; 0.00% - 4.63%;
dated 02/28/17 - 02/15/40)
		$58,140
TOTAL REPURCHASE AGREEMENTS		$58,140
TOTAL PURCHASED INTEREST RATE FLOOR - 0.00%		$4
TOTAL PURCHASED INTEREST RATE SWAPTIONS -
0.03%		$550
Total Investments		$1,981,554
Liabilities in Excess of Other Assets, Net - (0.11)%		$(2,144)
TOTAL NET ASSETS - 100.00%		$1,979,410

(a)	Non-Income Producing Security
(b)	Security is Illiquid
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $20,531 or 1.04% of net assets.
(d)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. At the end of the period, the fair value of these securities totaled $1,108 or 0.06% of net assets.
(e)	Variable Rate. Rate shown is in effect at November 30, 2013.
(f)	This Senior Floating Rate Note will settle after November 30, 2013, at which time the interest rate will be determined.
(g)	Rate shown is the discount rate of the original purchase.

See accompanying notes.

				Schedule of Investments
Diversified Real Asset Fund
November 30, 2013 (unaudited)

Foreign Currency Contracts

Foreign Currency Sale Contracts	Counterparty		Delivery Date			Contracts to Deliver		In Exchange For		Fair Value	Net Unrealized Appreciation/(Depreciation)
Canadian Dollar	Barclays Bank PLC			01/23/2014		476,000			$459	$447	$12
Euro	BNP Paribas			01/22/2014		1,427,000			1,929	1,939	(10)
Euro	UBS AG			01/22/2014		17,314,000			23,387	23,525	(138)
New Zealand Dollar	BNP Paribas			01/23/2014		481,000			403	390	13
New Zealand Dollar	Deutsche Bank AG			01/23/2014		882,000			716	715	1
Total											$(122)

Amounts in thousands except contracts

Futures Contracts

Type			Long/Short	Contracts		Notional Value			Fair Value		Unrealized Appreciation/(Depreciation)
90 Day Eurodollar; December 2014			Short		133		$33,076	$		33,134	$(58)
90 Day Eurodollar; September 2015			Short		137		33,969			34,017	(48)
90 Day Eurodollar; September 2017			Long		137		33,323			33,310	(13)
Canada 10 Year Bond Future; March 2014			Short		11		1,329			1,332	(3)
Euribor; December 2014			Long		102		34,446			34,546	100
US 10 Year Note; March 2014			Long		107		13,410			13,415	5
US 2 Year Note; March 2014			Long		126		27,747			27,757	10
US 5 Year Note; March 2014			Long		56		6,769			6,772	3
US Long Bond; March 2014			Short		69		9,036			9,022	14
US Ultra Bond; March 2014			Short		26		3,620			3,617	3
Total											$13

Amounts in thousands except contracts

Interest Rate Swaps

Counterparty (Issuer)	Floating Rate Index	(Pay)/ Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Fair Value		Upfront Premiums Paid/(Received)		Unrealized Appreciation/(Depreciation)
Barclays Bank PLC 3 Month LIBOR		Pay	2.50%	03/17/2024		$2,600		$(109)		$—	$(109)
Total								$(109)		$—	$(109)

Amounts in thousands

Exchange Cleared Interest Rate Swaps

	Floating Rate Index	(Pay)/ Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Fair Value		Unrealized Appreciation/(Depreciation)
	3 Month LIBOR	Receive	2.88%	07/12/2023		$2,000		$(21)	$		(21)
	3 Month LIBOR	Receive	1.54%	08/01/2018		1,100		(11)			(11)
	3 Month LIBOR	Receive	0.48%	08/08/2015		28,300		(78)			(79)
	3 Month LIBOR	Receive	2.22%	08/09/2020		7,700		(66)			(66)
	3 Month LIBOR	Receive	3.69%	11/22/2043		2,100		21			21
	3 Month LIBOR	Receive	3.74%	11/26/2043		1,100		—			—
Total								$(155)	$		(156)

Amounts in thousands

Interest Rate Swaptions

Purchased Swaptions Outstanding	Counterparty (Issuer)	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate		Expiration Date	Notional Amount		Upfront Premiums Paid/(Received)	Fair Value	Unrealized Appreciation/(Depreciation)
Call - 30 Year Interest Barclays Bank PLC		3 Month	Receive	3.83%	10/03/2014		$3,400		$214	$160	$(54)
Rate Swap		LIBOR
Put - 10 Year Interest Barclays Bank PLC		3 Month	Receive	4.25%	02/09/2016		5,300		238	181	(57)
Rate Swap		LIBOR
Put - 30 Year Interest Barclays Bank PLC		3 Month	Receive	3.83%	10/03/2014		3,400		214	209	(5)
Rate Swap		LIBOR
Total									$666	$550	$(116)

Amounts in thousands See accompanying notes.

Schedule of Investments Diversified Real Asset Fund November 30, 2013 (unaudited)

Inflation Floor

Description	Counterparty (Issuer)	Strike Index	Exercise Index	Expiration Date	Notional Amount	Upfront Premiums Paid/(Received)	Fair Value	Unrealized Appreciation/(Depreciation)
Floor - Eurostat Eurozone	Barclays Bank PLC	0.15%	Max (0, 0% -	11/19/2015	$3,280	$6	$4	$(2)
HICP ex Tobacco NSA			CPTFEMU)
Total						$6	$4	$(2)

Amounts in thousands

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2013 (unaudited)

COMMON STOCKS - 58.93%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Advertising - 0.44%				Automobile Manufacturers (continued)
Dentsu Inc	3,100	$129		Fuji Heavy Industries Ltd	27,400		$777
Gendai Agency Inc	10,300	59		Geely Automobile Holdings Ltd	185,000		95
Interpublic Group of Cos Inc/The (a)	51,215	891		General Motors Co (c)	256,568		9,937
Omnicom Group Inc (a),(b)	53,574	3,828		Hino Motors Ltd	23,000		357
Tri-Stage Inc	5,200	56		Hyundai Motor Co	381		91
WPP PLC	21,508	475		Isuzu Motors Ltd	81,243		520
		$5,438		Kia Motors Corp	2,356		134
				Mazda Motor Corp (c)	19,000		88
Aerospace & Defense - 0.97%				Nissan Motor Co Ltd	53,742		490
Alliant Techsystems Inc (a)	2,700	327
				Oshkosh Corp (a)	10,934		533
B/E Aerospace Inc (c)	600	52
Boeing Co/The (a)	700	94		PACCAR Inc	15,093		865
Cubic Corp (a)	5,795	325		Suzuki Motor Corp	7,800		201
				Tata Motors Ltd ADR(a)	5,900		191
Curtiss-Wright Corp (a)	23,642	1,248
				Tesla Motors Inc (a),(c)	600		76
Esterline Technologies Corp (c)	695	61
Exelis Inc (a)	16,922	299		Toyota Motor Corp ADR	2,628		329
General Dynamics Corp (a)	3,110	285		UMW Holdings Bhd	12,700		49
IHI Corp	82,000	343					$15,818
Jamco Corp	9,100	131		Automobile Parts & Equipment - 0.96%
L-3 Communications Holdings Inc (a)	15,658	1,620		Aisin Seiki Co Ltd	2,600		105
Lockheed Martin Corp	6,157	872		Allison Transmission Holdings Inc	36,940		1,005
MTU Aero Engines AG	18	2		Autoliv Inc (a)	2,000		186
Northrop Grumman Corp (a)	12,792	1,442		Bridgestone Corp	7,200		264
Raytheon Co (a)	5,700	505		Calsonic Kansei Corp	39,000		196
Rockwell Collins Inc (a)	16,408	1,193		Cheng Shin Rubber Industry Co Ltd	4,600		12
Rolls-Royce Holdings PLC (c)	25,272	510		Continental AG	795		166
Safran SA	7,397	487		Cooper Tire & Rubber Co (a)	57,864		1,423
TransDigm Group Inc	3,180	498		Dana Holding Corp	14,169		287
United Technologies Corp (a)	14,002	1,552		Delphi Automotive PLC	800		47
		$11,846		Denso Corp	4,900		246
				Exedy Corp	29,477		928
Agriculture - 0.26%				Georg Fischer AG (c)	261		180
Altria Group Inc (a)	7,368	273
				Goodyear Tire & Rubber Co/The (a)	43,981		979
Archer-Daniels-Midland Co (a)	13,300	535
				Hyundai Mobis	291		84
Asian Citrus Holdings Ltd	34,960	11		Hyundai Wia Corp	597		107
British American Tobacco PLC ADR	1,327	141		Johnson Controls Inc	11,630		587
Bunge Ltd (a)	1,865	149
				JTEKT Corp	12,700		197
China Agri-Industries Holdings Ltd	6,000	3		Keihin Corp	16,800		279
Japan Tobacco Inc	22,791	771		Koito Manufacturing Co Ltd	1,000		19
Kernel Holding SA (c)	747	10
Philip Morris International Inc (a)	10,735	919		KYB Co Ltd	5,000		30
Reynolds American Inc (a)	5,715	288		Lear Corp	400		33
				Musashi Seimitsu Industry Co Ltd	2,400		53
Swedish Match AB	1,117	35		NHK Spring Co Ltd	14,800		168
		$3,135		NOK Corp	19,200		308
Airlines - 0.34%				Sumitomo Electric Industries Ltd	5,200		81
Alaska Air Group Inc (a)	6,720	523		Tachi-S Co Ltd	47,653		704
ANA Holdings Inc	20,000	40		Tenneco Inc (c)	7,994		459
Copa Holdings SA	200	30		Tokai Rika Co Ltd	9,200		187
Delta Air Lines Inc (a)	41,476	1,202		Toyota Boshoku Corp	13,400		185
Deutsche Lufthansa AG (c)	16,189	351		Toyota Industries Corp	14,300		623
Southwest Airlines Co (a)	23,201	431		TRW Automotive Holdings Corp (a),(c)	5,750		446
Turk Hava Yollari Anonium Ortakligi	33,745	125		Visteon Corp (c)	900		71
United Continental Holdings Inc (c)	12,391	486		WABCO Holdings Inc (a),(b),(c)	5,890		522
US Airways Group Inc (c)	40,800	958		Westport Innovations Inc (c)	22,200		477
		$4,146		Yokohama Rubber Co Ltd/The	16,000		166
							$11,810
Apparel - 0.12%
Adidas AG	1,450	176		Banks - 2.68%
Carter's Inc (a)	4,150	293		Agricultural Bank of China Ltd	115,000		59
Crocs Inc (a),(c)	11,200	155		Associated Banc-Corp	2,900		50
Hanesbrands Inc	700	49		Banca Monte dei Paschi di Siena SpA (c)	199,889		51
Michael Kors Holdings Ltd (c)	300	24		Banca Popolare dell'Emilia Romagna SC (c)	20,352		194
Quiksilver Inc (c)	28,500	254		Banco Bradesco SA ADR	6,040		80
Ralph Lauren Corp	400	70		Banco do Brasil SA	13,300		145
Skechers U.S.A. Inc (a),(c)	13,810	464		BancorpSouth Inc	2,500		60
		$1,485		Bangkok Bank PCL	7,100		42
				Bank Handlowy w Warszawie SA	513		20
Automobile Manufacturers - 1.29%				Bank Negara Indonesia Persero Tbk PT	164,000		56
China Motor Corp	31,000	29		Bank of America Corp (a)	54,150		857
Daihatsu Motor Co Ltd	6,000	110		Bank of Ayudhya PCL	6,307		8
Ford Motor Co (a)	55,385	946		Bank of China Ltd	383,000		185

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Banks (continued)				Banks (continued)
Bank of Communications Co Ltd	33,000	$25		Turkiye Is Bankasi	20,676		$53
Bank of New York Mellon Corp/The (a)	36,919	1,244		US Bancorp/MN	3,400		133
Bank of Yokohama Ltd/The	7,000	38		VTB Bank OJSC	8,008		22
Bank Rakyat Indonesia Persero Tbk PT	32,500	20		Wells Fargo & Co (a)	63,112		2,779
BB&T Corp (a)	32,411	1,126		Yamanashi Chuo Bank Ltd/The	37,000		158
BOK Financial Corp	7,530	477					$32,809
Capital One Financial Corp (a)	1,300	93
CapitalSource Inc (a)	42,929	604		Beverages - 1.10%
Chiba Bank Ltd/The	36,000	251		AMBEV SA ADR	15,400		116
China CITIC Bank Corp Ltd	48,000	28		Anheuser-Busch InBev NV	6,412		654
China Construction Bank Corp	312,000	252		Anheuser-Busch InBev NV ADR	8,122		829
China Merchants Bank Co Ltd	13,500	29		Arca Continental SAB de CV	19,162		120
Chongqing Rural Commercial Bank	28,000	15		Beam Inc	73,912		4,992
CIT Group Inc	44,259	2,234		Carlsberg A/S	466		51
				Coca-Cola Co/The (a)	15,365		618
Citigroup Inc (a),(b)	37,872	2,004
				Coca-Cola Enterprises Inc (a)	34,954		1,466
Commerce Bancshares Inc/MO (a)	43	2
Compartamos SAB de CV	15,900	30		Diageo PLC	41,274		1,315
				Dr Pepper Snapple Group Inc (a)	18,362		886
Credicorp Ltd	100	13
Cullen/Frost Bankers Inc	2,000	144		Fomento Economico Mexicano SAB de CV	400		38
Danske Bank A/S (c)	137,658	3,122		ADR
DNB ASA	18,966	335		LT Group Inc	338,265		121
				Molson Coors Brewing Co (a)	18,116		954
East West Bancorp Inc	3,000	103		Monster Beverage Corp (c)	4,300		254
Eighteenth Bank Ltd/The	52,000	120		PepsiCo Inc (a)	6,835		577
Fifth Third Bancorp (a)	9,170	186
First Republic Bank/CA	8,230	421		Treasury Wine Estates Ltd	110,941		496
FirstRand Ltd	16,638	55					$13,487
Fukuoka Financial Group Inc	41,000	184		Biotechnology - 0.83%
Fulton Financial Corp (a)	5,500	72		Alnylam Pharmaceuticals Inc (b),(c)	6,065		371
Goldman Sachs Group Inc/The (a)	2,800	473		Amgen Inc (a)	11,654		1,330
Grupo Financiero Banorte SAB de CV	8,600	59		Arena Pharmaceuticals Inc (c)	65,933		430
Higashi-Nippon Bank Ltd/The	40,000	90		Biogen Idec Inc (a),(b),(c)	4,541		1,321
HSBC Holdings PLC ADR	3,176	178		Celgene Corp (a),(c)	8,641		1,398
Huntington Bancshares Inc/OH (a)	9,100	84		Charles River Laboratories International Inc	3,595		187
Industrial & Commercial Bank of China Ltd	299,000	215		(a),(c)
Itau Unibanco Holding SA ADR(a)	9,470	133		Foundation Medicine Inc (c)	4,910		123
Joyo Bank Ltd/The	4,000	20		Gilead Sciences Inc (a),(c)	31,990		2,393
JP Morgan Chase & Co (a),(b)	36,374	2,081		Illumina Inc (c)	200		20
KeyCorp (a)	32,900	419		Incyte Corp Ltd (c)	1,700		79
Krung Thai Bank PCL	50	—		Puma Biotechnology Inc (c)	2,165		108
M&T Bank Corp (a)	11,980	1,382		Regeneron Pharmaceuticals Inc (c)	2,020		593
Malayan Banking Bhd	14,700	45		Seattle Genetics Inc (c)	9,265		381
Mitsubishi UFJ Financial Group Inc	251,718	1,626		Vertex Pharmaceuticals Inc (a),(c)	21,145		1,468
Mizuho Financial Group Inc	6,500	14					$10,202
Morgan Stanley (a)	14,170	443
Nordea Bank AB	9,330	120		Building Materials - 0.83%
North Pacific Bank Ltd	7	—		Ainsworth Lumber Co Ltd (c)	219,629		792
Northern Trust Corp (a)	4,057	239		Armstrong World Industries Inc (a),(c)	54,387		2,893
Oita Bank Ltd/The	49,000	173		Buzzi Unicem SpA	7,924		136
PNC Financial Services Group Inc/The (a)	25,142	1,935		Cemex SAB de CV ADR(c)	3,200		35
Popular Inc (a),(c)	4,380	125		HeidelbergCement AG	4,309		336
PrivateBancorp Inc (a)	143	4		Indocement Tunggal Prakarsa Tbk PT	7,500		12
Public Bank Bhd	10,800	61		Lennox International Inc (a)	17,200		1,417
Regions Financial Corp (a)	29,000	282		Louisiana-Pacific Corp (c)	14,000		230
Resona Holdings Inc	68,800	342		Masco Corp (a)	21,416		480
Shinsei Bank Ltd	117,000	290		Norbord Inc	43,688		1,321
Shizuoka Bank Ltd/The	3,000	34		Owens Corning Inc (c)	52,763		2,066
Skandinaviska Enskilda Banken AB	24,103	292		Sanwa Holdings Corp	23,000		149
Standard Bank Group Ltd	317	4		Sika AG	25		82
State Bank of India Ltd	283	16		Sumitomo Osaka Cement Co Ltd	34,000		131
State Street Corp	400	29		Vulcan Materials Co (a)	1,931		109
Sterling Financial Corp/WA (a)	10,468	342					$10,189
Sumitomo Mitsui Financial Group Inc	32,745	1,629		Chemicals - 1.66%
SunTrust Banks Inc (a)	20,597	746
				Air Products & Chemicals Inc	44,934		4,890
Suruga Bank Ltd	8,000	133		Airgas Inc (a)	2,692		292
Swedbank AB	12,593	321		Akzo Nobel NV	2,742		206
Taiwan Business Bank (c)	707	—
				Albemarle Corp (a)	2,995		206
Taylor Capital Group Inc (c)	204	5
				Asahi Kasei Corp	18,000		142
Tochigi Bank Ltd/The	35,000	134		Ashland Inc (a)	3,797		346
Tokyo Tomin Bank Ltd/The	8,400	87		Braskem SA ADR(c)	800		14
Turkiye Halk Bankasi AS	3,227	25		Brenntag AG	1,352		240

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Chemicals (continued)				Commercial Services (continued)
Cabot Corp	600	$29		Cielo SA	96		$3
Celanese Corp (a)	1,700	95		Cintas Corp	300		17
CF Industries Holdings Inc (a)	1,500	326		Consolidated Graphics Inc (c)	911		59
China BlueChemical Ltd	44,000	30		Convergys Corp (a)	12,800		263
China Petrochemical Development Corp	300	—		CoreLogic Inc/United States (c)	800		28
Cytec Industries Inc (a)	3,500	313		CoStar Group Inc (c)	3,167		590
Daicel Corp	12,000	95		Dai Nippon Printing Co Ltd	19,000		196
Denki Kagaku Kogyo KK	5,000	21		Deluxe Corp	100		5
DIC Corp	55,000	171		Equifax Inc (a)	6,643		447
Dow Chemical Co/The (a)	39,660	1,549		Euronet Worldwide Inc (c)	3,850		187
Eastman Chemical Co	1,200	92		FleetCor Technologies Inc (c)	600		73
EMS-Chemie Holding AG	12	4		Gartner Inc (a),(c)	1,500		97
Fujimi Inc	18,800	237		Genpact Ltd (c)	100		2
Hitachi Chemical Co Ltd	22,400	342		Global Payments Inc	1,023		65
Huntsman Corp (a)	5,400	124		GMO Payment Gateway Inc	3,600		150
International Flavors & Fragrances Inc	200	18		Hertz Global Holdings Inc (c)	223,013		5,410
JSR Corp	3,600	66		Iron Mountain Inc (a)	10,527		296
KCC Corp	99	44		KAR Auction Services Inc	400		11
Koninklijke DSM NV	1,226	96		Kroton Educacional SA	1,900		32
Lintec Corp	10,700	197		Leidos Holdings Inc	7,431		361
LyondellBasell Industries NV (a)	14,745	1,138		Lender Processing Services Inc (a)	61,324		2,153
Methanex Corp	5,212	320		Manpowergroup Inc (a)	6,100		488
Mitsubishi Chemical Holdings Corp	8,000	37		McGraw Hill Financial Inc (a)	12,144		904
Mitsubishi Gas Chemical Co Inc	11,000	86		Moody's Corp	3,810		284
Mitsui Chemicals Inc	89,000	218		Park24 Co Ltd	100		2
Monsanto Co (a)	11,673	1,323		Platform Acquisition Holdings Ltd - Warrants	8,452		—
Mosaic Co/The (a)	13,520	648		(c),(d),(e)
Nihon Nohyaku Co Ltd	13,000	167		Robert Half International Inc (a)	2,900		112
Nippon Kayaku Co Ltd	8,000	113		RR Donnelley & Sons Co	2,400		44
Nippon Shokubai Co Ltd	22,000	258		Secom Co Ltd	2,900		179
Nissan Chemical Industries Ltd	1,400	22		SEI Investments Co (b)	29,810		1,001
OCI Co Ltd	636	105		Service Corp International/US (a)	28,020		506
Olin Corp	1,700	42		Stewart Enterprises Inc (a)	76,254		1,010
Petronas Chemicals Group Bhd	800	2		Toppan Printing Co Ltd	16,000		130
PPG Industries Inc (a)	2,030	374		Total System Services Inc (a)	4,600		143
Praxair Inc	9,062	1,144		Towers Watson & Co (a)	2,200		248
PTT Global Chemical PCL	28,100	67		Verisk Analytics Inc (c)	7,110		463
Rockwood Holdings Inc (a)	4,850	332		Western Union Co/The (a)	50,550		843
RPM International Inc	2,500	99		Zhejiang Expressway Co Ltd	26,000		24
Sasol Ltd ADR	1,500	74					$18,751
Sherwin-Williams Co/The (a)	2,800	512
Shin-Etsu Chemical Co Ltd	1,100	64		Computers - 1.86%
				Accenture PLC - Class A (a)	4,000		310
Sinopec Shanghai Petrochemical Co Ltd	231,000	68		Apple Inc (a)	985		548
Solvay SA	1,589	242		BlackBerry Ltd (c)	124,269		787
Sumitomo Bakelite Co Ltd	84,000	300		Brocade Communications Systems Inc (a),(c)	90,300		794
Synthos SA	5,420	10		Cadence Design Systems Inc (b),(c)	110,264		1,461
Tokyo Ohka Kogyo Co Ltd	20,778	421
Tosoh Corp	24,000	108		Chicony Electronics Co Ltd	14,140		35
Tronox Ltd	11,338	241		Compal Electronics Inc	39,000		29
				Computer Sciences Corp (a)	29,348		1,544
Valspar Corp/The (a)	3,500	247
				Diebold Inc (a)	16,817		574
Wacker Chemie AG	4,005	426
Westlake Chemical Corp	700	79		DST Systems Inc	2,700		238
WR Grace & Co (a),(c)	4,200	403		DTS Corp	9,100		166
Yara International ASA	384	17		EMC Corp/MA	78,628		1,876
Zoltek Cos Inc (c)	27,118	454		Ferrotec Corp	17,500		93
				Fortinet Inc (c)	1,200		20
		$20,346		Foxconn Technology Co Ltd	368		1
Coal - 0.11%				Fujitsu Ltd	182,000		849
Alpha Natural Resources Inc (a),(c)	32,664	218		Hewlett-Packard Co (a)	72,950		1,995
Bumi Resources Tbk PT (c)	109,000	3		iGate Corp (c)	10,960		367
Consol Energy Inc (a)	14,335	510		IHS Inc (c)	15,623		1,788
Peabody Energy Corp	29,630	539		Infosys Ltd ADR(a)	3,200		173
Shougang Fushan Resources Group Ltd	226,000	79		Innolux Corp (c)	229,000		87
		$1,349		International Business Machines Corp (a)	7,087		1,273
				Inventec Corp	164,000		138
Commercial Services - 1.53%				Itochu Techno-Solutions Corp	22,100		844
Adecco SA (c)	150	12
ADT Corp/The (b)	10,120	410		Jack Henry & Associates Inc	1,100		62
				Japan Digital Laboratory Co Ltd	16,500		221
Aeon Delight Co Ltd	7,700	153		Lite-On Technology Corp	15,150		25
Automatic Data Processing Inc (a)	8,329	667
Career Education Corp (a),(c)	135,200	683		Logitech International SA	16,869		192
				Melco Holdings Inc	16,300		202

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Computers (continued)				Diversified Financial Services (continued)
Mobile Create Co Ltd (c)	1,000	$25		Investec Ltd	5,004		$35
NCR Corp (a),(c)	53,704	1,877		Jaccs Co Ltd	16,000		74
NET One Systems Co Ltd	49,200	298		Kyokuto Securities Co Ltd	4,300		79
Obic Co Ltd	13,500	397		Legg Mason Inc (a)	26,584		1,040
Otsuka Corp	1,840	236		LPL Financial Holdings Inc (b)	20,076		861
SanDisk Corp	7,694	524		Mirae Asset Securities Co Ltd	280		9
SCSK Corp	28,280	713		Mitsubishi UFJ Lease & Finance Co Ltd	49,200		294
Seagate Technology PLC (a)	8,000	392		NASDAQ OMX Group Inc/The (a)	40,246		1,581
Synopsys Inc (a),(c)	13,503	495		Outerwall Inc (c)	5,700		390
Western Digital Corp (a)	13,000	976		Pocket Card Co Ltd	6,900		59
Wipro Ltd ADR	9,925	116		Raymond James Financial Inc (a)	11,253		542
Zuken Inc	7,900	62		RMB Holdings Ltd	7,545		35
		$22,803		Samsung Card Co Ltd	760		27
				Shinhan Financial Group Co Ltd	1,670		70
Consumer Products - 0.26%				SLM Corp (a)	13,800		368
Avery Dennison Corp	1,300	64		T Rowe Price Group Inc (b)	3,050		246
Central Garden and Pet Co - A Shares (a),(c)	27,690	216
				Taishin Financial Holding Co Ltd	76,000		38
Church & Dwight Co Inc	100	6		Visa Inc (a)	1,619		329
Clorox Co/The (a)	3,672	342
Jarden Corp (a),(c)	23,640	1,330		Waddell & Reed Financial Inc	100		6
Kimberly-Clark Corp (a)	1,400	153		Woori Finance Holdings Co Ltd	3,930		47
				Zenkoku Hosho Co Ltd	4,940		228
Kimberly-Clark de Mexico SAB de CV	37,100	109					$14,769
Samsonite International SA	211,810	633
Tupperware Brands Corp (a)	3,700	338		Electric - 0.70%
Unilever Indonesia Tbk PT	17,500	39		AES Corp/VA (a)	152,921		2,228
		$3,230		Alliant Energy Corp	200		10
				Ameren Corp	2,100		75
Cosmetics & Personal Care - 0.24%				American Electric Power Co Inc (a)	4,000		188
Artnature Inc	3,800	90		China Resources Power Holdings Co Ltd	36,000		87
Avon Products Inc (a)	82,591	1,473
				Chubu Electric Power Co Inc	19,700		266
Beiersdorf AG	221	22		Cia Energetica de Minas Gerais ADR	3,057		26
Colgate-Palmolive Co (a)	1,000	66
				Cleco Corp	400		18
Estee Lauder Cos Inc/The	200	15		Consolidated Edison Inc (a)	1,900		105
Kao Corp	4,800	158		DTE Energy Co (a)	5,000		334
Pola Orbis Holdings Inc	7,513	272		E.ON SE	10,930		210
Procter & Gamble Co/The (a)	10,385	874
				Edison International (a)	6,200		287
		$2,970		Endesa SA (c)	5,753		173
Distribution & Wholesale - 0.37%				Enel SpA	128,603		585
Arrow Electronics Inc (a),(c)	4,400	226		Enersis SA ADR	2,400		38
Doshisha Co Ltd	10,900	154		Entergy Corp	1,300		81
Genuine Parts Co (a)	2,100	174		Fortum OYJ	2,714		62
HD Supply Holdings Inc (c)	69,566	1,466		Iberdrola SA	33,515		213
Hitachi High-Technologies Corp	6,300	148		IDACORP Inc	200		10
Ingram Micro Inc (a),(c)	22,100	518		Kansai Electric Power Co Inc/The	11,900		135
ITOCHU Corp	1,600	20		NextEra Energy Inc (a)	2,604		220
LKQ Corp (c)	1,300	43		NRG Energy Inc	12,628		334
Marubeni Corp	3,000	22		NV Energy Inc (a)	80,852		1,912
Mitsubishi Corp ADR	6,278	248		OGE Energy Corp (a)	5,600		193
Mitsui & Co Ltd ADR	890	247		Okinawa Electric Power Co Inc/The	11		—
Sojitz Corp	14,300	26		Pepco Holdings Inc	1,800		34
Sumitomo Corp	5,100	63		PG&E Corp	1,300		53
Tomoe Engineering Co Ltd	4,900	73		PGE SA	8,286		50
Toyota Tsusho Corp	3,800	98		Pinnacle West Capital Corp (a)	2,100		112
WESCO International Inc (c)	11,879	1,021		PNM Resources Inc	1,900		44
		$4,547		Portland General Electric Co	2,000		60
				Tauron Polska Energia SA	30,895		51
Diversified Financial Services - 1.21%				Tenaga Nasional BHD	42,800		131
Affiliated Managers Group Inc (a),(c)	3,115	624		Tohoku Electric Power Co Inc	2,600		29
American Express Co (a)	11,713	1,005		Wisconsin Energy Corp	2,300		96
Ameriprise Financial Inc	1,100	119		Xcel Energy Inc (a)	2,500		70
BlackRock Inc (a)	6,633	2,008					$8,520
CBOE Holdings Inc	300	16
CME Group Inc/IL (a)	7,016	575		Electrical Components & Equipment - 0.43%
Discover Financial Services (a)	14,300	762		Belden Inc (a)	6,743		472
Franklin Resources Inc	5,140	285		Brother Industries Ltd	700		9
Fubon Financial Holding Co Ltd	47,248	68		Casio Computer Co Ltd	9,300		106
Hana Financial Group Inc	7	—		Delta Electronics Inc	1,000		5
IBJ Leasing Co Ltd	5,400	159		Emerson Electric Co (a)	9,687		649
Ichiyoshi Securities Co Ltd	7,200	115		Energizer Holdings Inc (a)	500		55
IntercontinentalExchange Group Inc (a)	9,620	2,052		Fujikura Ltd	47,000		221
Invesco Ltd (a)	17,887	623		Funai Electric Co Ltd	21,400		251

See accompanying notes.				47

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Electrical Components & Equipment (continued)				Engineering & Construction (continued)
General Cable Corp (a)	10,518	$307		Hochtief AG	857		$75
Hubbell Inc (a)	1,000	108		Jacobs Engineering Group Inc (c)	13,384		800
Leoni AG	5,081	378		JGC Corp	14,000		523
Mabuchi Motor Co Ltd	300	18		Kajima Corp	67,000		251
Molex Inc (a)	45,730	1,767		Kandenko Co Ltd	118		1
Molex Inc - Class A (a)	11,572	447		KBR Inc (a)	8,500		288
Prysmian SpA	7,276	190		Koninklijke Boskalis Westminster NV	602		30
Ushio Inc	24,200	297		McDermott International Inc (a),(c)	35,691		291
		$5,280		Multiplan Empreendimentos Imobiliarios SA	200		4
				NCC AB	8,286		258
Electronics - 1.32%				Obayashi Corp	21,000		113
Agilent Technologies Inc (a)	20,583	1,103
				Obrascon Huarte Lain SA	1,816		72
Analogic Corp	2,440	236		Shimizu Corp	4,000		19
Avnet Inc (a)	8,800	351
				Skanska AB	3,846		73
Azbil Corp	4,700	107		Taisei Corp	51,000		232
Cheng Uei Precision Industry Co Ltd	11,000	22		TAV Havalimanlari Holding AS	20,409		151
Dai-ichi Seiko Co Ltd	15,500	192		Tecnicas Reunidas SA	345		19
Dainippon Screen Manufacturing Co Ltd	68,000	369		URS Corp	1,000		52
Flextronics International Ltd (a),(c)	59,900	454
				Yumeshin Holdings Co Ltd	20,500		152
Futaba Corp/Chiba	42,600	533					$5,984
Hirose Electric Co Ltd	500	77
Hon Hai Precision Industry Co Ltd	35,200	93		Entertainment - 0.12%
Honeywell International Inc (a)	1,900	168		Avex Group Holdings Inc	1,300		28
Hosiden Corp	35,400	192		Cinemark Holdings Inc	2,500		83
Hoya Corp	5,100	138		DHX Media Ltd	30,500		144
Itron Inc (a),(c)	2,600	110		DreamWorks Animation SKG Inc (a),(c)	3,705		118
Jabil Circuit Inc (a)	21,600	438		Gtech Spa	141		4
Keyence Corp	300	121		International Game Technology	2,800		49
Kinsus Interconnect Technology Corp	5,000	17		Lions Gate Entertainment Corp (c)	1,300		41
Koninklijke Philips NV	17,807	637		Regal Entertainment Group (a)	11,000		214
Kyocera Corp	9,354	496		Sankyo Co Ltd	1,800		83
LG Display Co Ltd ADR(a)	6,800	79		Scientific Games Corp (a),(c)	41,010		736
Minebea Co Ltd	55,000	389					$1,500
Mitsumi Electric Co Ltd	16,500	149
Omron Corp	7,800	321		Environmental Control - 0.16%
				Clean Harbors Inc (c)	7,446		393
PerkinElmer Inc (a)	1,800	68
				Darling International Inc (c)	14,530		301
Rexel SA	28,277	717
Sodick Co Ltd	15,200	70		Kurita Water Industries Ltd	2,800		60
				Republic Services Inc (a)	16,547		578
Star Micronics Co Ltd	11,500	134
TE Connectivity Ltd (a)	13,200	696		Waste Connections Inc	10,490		461
				Waste Management Inc (a)	2,806		128
Tech Data Corp (a),(c)	6,100	316
Thermo Fisher Scientific Inc (a)	2,900	292					$1,921
Tokyo Seimitsu Co Ltd	12,100	249		Food - 1.46%
TTM Technologies Inc (a),(c)	26,404	256		Ajinomoto Co Inc	5,000		71
Tyco International Ltd (a)	160,515	6,122		Aryzta AG (c)	639		48
Vishay Intertechnology Inc (a),(c)	20,737	268		Calbee Inc	500		13
Waters Corp (c)	200	20		Campbell Soup Co (a)	15,329		594
Yaskawa Electric Corp	5,300	71		China Mengniu Dairy Co Ltd	31,000		142
Yokogawa Electric Corp	6,200	94		Cia Brasileira de Distribuicao Grupo Pao de	3,200		151
		$16,165		Acucar ADR
				ConAgra Foods Inc (a)	59,593		1,966
Energy - Alternate Sources - 0.06%				Dean Foods Co (a),(c)	12,277		221
Enel Green Power SpA	15,501	38
GCL-Poly Energy Holdings Ltd (c)	1,060,165	347		Distribuidora Internacional de Alimentacion	25,252		231
Vestas Wind Systems A/S (c)	10,477	298		SA
		$683		Grupo Bimbo SAB de CV	19		—
				Harris Teeter Supermarkets Inc (a)	33,384		1,649
Engineering & Construction - 0.49%				Hershey Co/The	1,000		97
ABB Ltd (c)	2,986	76		Hillshire Brands Co (a)	6,600		221
ACS Actividades de Construccion y Servicios	1,269	41		Hormel Foods Corp (a)	1,800		81
SA				Indofood Sukses Makmur Tbk PT	130,500		72
AECOM Technology Corp (a),(c)	30,740	893		Ingredion Inc (a)	11,800		816
Airports of Thailand PCL	12,100	71		JBS SA	37,507		135
Bilfinger SE	3,145	359		JM Smucker Co/The (a)	1,900		198
China Railway Construction Corp Ltd	30,000	34		Kellogg Co (a)	15,489		939
China Railway Group Ltd	110,000	63		Koninklijke Ahold NV	15,616		284
Chiyoda Corp	17,000	233		Kraft Foods Group Inc (a)	16,345		868
COMSYS Holdings Corp	16,696	237		Kroger Co/The (a)	4,500		188
Daelim Industrial Co Ltd	949	90		Lancaster Colony Corp	4,020		348
EMCOR Group Inc (a)	5,300	211		Mondelez International Inc (a)	145,189		4,867
Ferrovial SA	12,571	238		Nippon Meat Packers Inc	6,000		97
Grupo Aeroportuario del Pacifico SAB de CV	6,600	34		Nisshin Seifun Group Inc	4,450		48

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Food (continued)				Healthcare - Products (continued)
Nutreco NV	6,320	$303		ResMed Inc	2,100		$102
Safeway Inc	2,500	87		Sirona Dental Systems Inc (c)	100		7
Sanderson Farms Inc	1,100	75		St Jude Medical Inc	500		29
Seven & I Holdings Co Ltd	8,800	325		STERIS Corp	600		28
Suedzucker AG	3,075	77		Teleflex Inc	400		39
Sysco Corp (a)	19,863	668		Thoratec Corp (a),(c)	4,600		181
Toyo Suisan Kaisha Ltd	20,800	607		Zimmer Holdings Inc (a)	1,300		119
Tyson Foods Inc (a)	14,087	447					$10,911
Unilever NV - NY shares	14,243	559
Uni-President Enterprises Corp	93,004	166		Healthcare - Services - 0.81%
				Aetna Inc (a)	3,300		228
UNY Group Holdings Co Ltd	7,200	47		Cigna Corp (a)	4,600		402
Whole Foods Market Inc (a)	1,800	102
				Community Health Systems Inc (a)	4,021		166
		$17,808		Covance Inc (a),(c)	500		42
Food Service - 0.03%				DaVita HealthCare Partners Inc (a),(c)	18,002		1,072
Compass Group PLC	21,550	324		HCA Holdings Inc	1,700		79
				Health Management Associates Inc (a),(c)	161,909		2,119
				Health Net Inc/CA (c)	6,300		192
Forest Products & Paper - 0.16%				Humana Inc (a)	3,000		312
Fibria Celulose SA ADR(c)	2,500	30
				Laboratory Corp of America Holdings (a),(c)	15,775		1,606
International Paper Co (a)	18,200	849
				Magellan Health Services Inc (c)	1,000		61
KapStone Paper and Packaging Corp	3,950	210
MeadWestvaco Corp (a)	3,000	105		Message Co Ltd	3,600		112
				Miraca Holdings Inc	3,300		154
Stora Enso OYJ	8,501	84		Quest Diagnostics Inc (a)	16,080		980
Svenska Cellulosa AB SCA	20,626	602		Rhoen Klinikum AG	11,498		321
UPM-Kymmene OYJ	7,512	125		Tenet Healthcare Corp (a),(c)	27,250		1,176
		$2,005		Tsukui Corp	3,500		33
Gas - 0.30%				Universal Health Services Inc	3,900		322
Atmos Energy Corp	500	22		WellPoint Inc (a)	5,569		517
CenterPoint Energy Inc (a)	6,600	155					$9,894
China Gas Holdings Ltd	46,000	62
Enagas SA	13,112	345		Holding Companies - Diversified - 0.07%
Gas Natural SDG SA	15,709	391		Alfa SAB de CV	51,900		154
				GEA Group AG	4,283		199
NiSource Inc	1,200	38		Imperial Holdings Ltd	3,526		73
Osaka Gas Co Ltd	53,000	214		Leucadia National Corp	3,400		98
Perusahaan Gas Negara Persero Tbk PT	142,000	58		Platform Acquisition Holdings Ltd (c),(e)	19,716		206
Shizuoka Gas Co Ltd	7,300	45		Remgro Ltd	1,378		26
Tokyo Gas Co Ltd ADR	7,684	153		Silver Eagle Acquisition Corp (b),(c)	7,100		72
Tokyo Gas Co Ltd	55,000	274
UGI Corp (a)	45,109	1,816					$828
Vectren Corp (a)	1,400	49		Home Builders - 0.69%
		$3,622		Daiwa House Industry Co Ltd	12,000		234
				DR Horton Inc (a)	28,440		565
Hand & Machine Tools - 0.15%				Iida Group Holdings Co Ltd	8,037		162
Fuji Electric Co Ltd	58,000	263		KB Home	46,452		814
Regal-Beloit Corp	800	59
Snap-on Inc (a)	1,100	117		Lennar Corp	50,154		1,794
				M/I Homes Inc (c)	17,010		374
Stanley Black & Decker Inc (a)	15,801	1,286
				NVR Inc (c)	1,207		1,171
THK Co Ltd	6,000	146		Pulte Group Inc (a)	109,936		2,062
		$1,871		Sekisui Chemical Co Ltd	21,000		246
Healthcare - Products - 0.89%				Taylor Morrison Home Corp (c)	14,996		328
Asahi Intecc Co Ltd	2,600	179		Toll Brothers Inc (c)	19,101		651
Baxter International Inc	600	41		West Holdings Corp	5,000		71
Becton Dickinson and Co (a)	1,585	172					$8,472
Boston Scientific Corp (a),(c)	195,014	2,258
Bruker BioSciences Corp (c)	400	8		Home Furnishings - 0.38%
CareFusion Corp (a),(c)	7,500	299		Alpine Electronics Inc	17,700		243
				Electrolux AB	10,461		254
Coloplast A/S	2,415	158		Harman International Industries Inc (a)	4,217		342
Cooper Cos Inc/The (a)	2,200	290
Covidien PLC (a)	3,600	246		Hoshizaki Electric Co Ltd	2,700		93
CR Bard Inc (a)	2,479	344		La-Z-Boy Inc	19,260		564
Henry Schein Inc (c)	300	34		Matsushita Electric Industrial Co Ltd	26,700		307
Hill-Rom Holdings Inc (a)	3,200	133		Sony Corp ADR	15,639		286
				Tempur Sealy International Inc (a),(c)	2,446		125
Hologic Inc (a),(c)	67,627	1,514
				VOXX International Corp (a),(c)	365		6
Hospira Inc (c)	6,460	254
				Whirlpool Corp (a)	15,838		2,420
Life Technologies Corp (a),(c)	30,210	2,287
MAKO Surgical Corp (a),(c)	39,163	1,173					$4,640
Medtronic Inc (a)	16,394	940		Housewares - 0.15%
Olympus Corp (c)	600	20		Newell Rubbermaid Inc (a)	59,341		1,801
Patterson Cos Inc	500	21
QIAGEN NV (c)	1,500	35
See accompanying notes.				49

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Insurance - 2.35%				Internet (continued)
ACE Ltd (a)	2,300	$236		Facebook Inc (c)	26,650		$1,253
ACE Ltd (a)	9,139	940		Google Inc (a),(c)	200		212
Aegon NV	48,956	435		Groupon Inc (c)	137,079		1,241
Aflac Inc (a)	15,528	1,031		HealthStream Inc (c)	6,900		232
Alleghany Corp (b),(c)	1,350	532		HomeAway Inc (c)	500		18
Allied World Assurance Co Holdings AG	786	89		IAC/InterActiveCorp (a)	12,755		730
Allstate Corp/The (a)	14,476	786		Infomart Corp	4,100		118
American Financial Group Inc/OH (a)	5,900	340		Internet Initiative Japan Inc	5,900		174
American International Group Inc	89,399	4,448		LinkedIn Corp (a),(b),(c)	7,835		1,755
Aon PLC (a)	25,342	2,068		M3 Inc	36		94
Arthur J Gallagher & Co (a)	12,284	572		Matsui Securities Co Ltd	9,700		112
Assurant Inc (a)	8,700	565		Mixi Inc	6,900		228
Axis Capital Holdings Ltd (a)	6,200	305		Monitise PLC (c)	558,555		494
Baloise Holding AG	55	7		NAVER Corp	84		55
Berkshire Hathaway Inc - Class B (a),(c)	10,597	1,235		Netflix Inc (a),(c)	3,270		1,196
Brown & Brown Inc (a)	10,156	321		NHN Entertainment Corp (c)	72		6
Chubb Corp/The	100	10		Pandora Media Inc (c)	11,350		322
Delta Lloyd NV	14,719	357		priceline.com Inc (c)	2,283		2,722
Dongbu Insurance Co Ltd	300	15		Proto Corp	10,400		145
eHealth Inc (c)	2,610	118		Rakuten Inc	44,724		687
Everest Re Group Ltd (a)	1,200	188		Sohu.com Inc (a),(c)	1,704		115
Fairfax Financial Holdings Ltd	940	365		Splunk Inc (a),(c)	1,200		87
Fidelity National Financial Inc (a)	30,496	886		Start Today Co Ltd	2,600		67
First American Financial Corp	18,900	500		Symantec Corp (a)	106,033		2,385
Genworth Financial Inc (a),(c)	8,877	134		Tencent Holdings Ltd	1,700		98
Hanover Insurance Group Inc/The (a)	2,688	162		TIBCO Software Inc (c)	1,700		41
Hanwha Life Insurance Co Ltd	11,820	81		TripAdvisor Inc (b),(c)	17,512		1,547
Hartford Financial Services Group Inc	1,400	50		Twitter Inc (c)	5,060		210
HCC Insurance Holdings Inc (a)	14,837	682		United Internet AG	544		22
Liberty Holdings Ltd	10,099	122		ValueClick Inc (c)	500		11
Loews Corp (a)	16,136	764		Web.com Group Inc (c)	20,240		578
Markel Corp (c)	2,643	1,473		Yahoo! Inc (a),(c)	84,164		3,112
Marsh & McLennan Cos Inc (a)	36,344	1,724		Zillow Inc (c)	2,700		212
Mediolanum SpA	9,377	83					$22,655
MetLife Inc	13,759	718
MMI Holdings Ltd/South Africa	8,140	21		Iron & Steel - 0.28%
MS&AD Insurance Group Holdings	1,000	27		Acerinox SA	2,508		33
				AK Steel Holding Corp (c)	17,800		101
Muenchener Rueckversicherungs AG	276	60		APERAM (c)	3,133		58
Porto Seguro SA	9,800	125
Powszechny Zaklad Ubezpieczen SA	556	84		Carpenter Technology Corp	800		48
ProAssurance Corp (a)	1,800	87		Chubu Steel Plate Co Ltd	21,000		87
				Commercial Metals Co (a)	15,700		305
Progressive Corp/The (a)	21,481	600
Protective Life Corp (a)	6,700	321		Eregli Demir ve Celik Fabrikalari TAS	22,337		30
Prudential Financial Inc (a)	2,500	222		Hitachi Metals Ltd	46,596		663
				Nucor Corp (a)	8,913		455
Reinsurance Group of America Inc (a)	5,300	397
RenaissanceRe Holdings Ltd	200	19		POSCO ADR	500		39
				Reliance Steel & Aluminum Co (a)	7,700		566
Sampo	550	26
Sanlam Ltd	8,786	44		Schnitzer Steel Industries Inc	400		12
				Steel Dynamics Inc (a)	23,000		419
Swiss Life Holding AG (c)	1,666	344
				ThyssenKrupp AG (c)	1,416		37
Swiss Re AG	1,012	90
T&D Holdings Inc	55,073	729		Tokyo Steel Manufacturing Co Ltd	27,800		150
Tokio Marine Holdings Inc	10,075	335		United States Steel Corp	8,552		229
Torchmark Corp (a)	6,357	483		Vale SA ADR	5,900		83
Travelers Cos Inc/The	800	73		Yamato Kogyo Co Ltd	3,900		131
Unum Group (a)	41,760	1,402					$3,446
Validus Holdings Ltd	1,755	70		Leisure Products & Services - 0.15%
WR Berkley Corp (a)	5,426	238		Brunswick Corp/DE	3,280		150
XL Group PLC (a)	20,106	643		Harley-Davidson Inc	13,620		913
		$28,782		Polaris Industries Inc (a)	1,600		214
Internet - 1.85%				Roland Corp	12,400		161
Amazon.com Inc (a),(c)	1,900	748		Sega Sammy Holdings Inc	3,800		100
				TUI AG (c)	8,192		119
Angie's List Inc (c)	21,570	281
Bankrate Inc (c)	19,941	374		Yamaha Corp	9,000		142
Bit-isle Inc	5,300	44					$1,799
Constant Contact Inc (c)	9,400	257		Lodging - 0.20%
CyberAgent Inc	2,800	104		Marriott International Inc/DE (a)	13,228		622
Digital Garage Inc	3,800	91		MGM Resorts International (a),(c)	1,800		35
en-japan Inc	5,200	107		Starwood Hotels & Resorts Worldwide Inc	700		52
Equinix Inc (a),(c)	1,891	304		Wyndham Worldwide Corp (a),(b)	23,777		1,705
F5 Networks Inc (c)	800	66
							$2,414

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Machinery - Construction & Mining - 0.09%				Metal Fabrication & Hardware - 0.14%
Joy Global Inc (a)	16,853	$953		Aurubis AG	6,475		$381
Mitsubishi Electric Corp	12,000	139		Hyosung Corp	1,188		81
		$1,092		Hyundai Hysco Co Ltd	1,160		44
				Kloeckner & Co SE (c)	2,496		35
Machinery - Diversified - 0.53%				Maruichi Steel Tube Ltd	4,700		116
AGCO Corp (a)	12,100	705
				NSK Ltd	10,000		119
Amada Co Ltd	25,000	221		Timken Co (a)	11,850		613
Applied Industrial Technologies Inc (a)	400	19
				Valmont Industries Inc (a)	700		101
CNH Industrial NV (c)	5,251	60
				Worthington Industries Inc (a)	4,100		172
Cummins Inc (a)	1,200	159
Daifuku Co Ltd	5,500	71					$1,662
Deere & Co (a)	5,052	426		Mining - 0.18%
Denyo Co Ltd	7,000	89		African Rainbow Minerals Ltd	2,774		51
Eagle Industry Co Ltd	3,000	52		Alcoa Inc	35,800		344
Ebara Corp	42,000	258		Allied Nevada Gold Corp (b),(c)	50,255		167
Edwards Group Ltd ADR(c)	5,774	59		AuRico Gold Inc (b)	68,540		269
Fuji Machine Manufacturing Co Ltd	22,800	192		Boliden AB	3,238		47
Graco Inc	100	8		Cia de Minas Buenaventura SAA ADR	700		8
Hisaka Works Ltd	20,000	184		Continental Gold Ltd (c)	73,113		183
IDEX Corp	6,400	456		Dowa Holdings Co Ltd	4,000		41
Kone OYJ	1,489	137		Grupo Mexico SAB de CV	20,400		60
Makino Milling Machine Co Ltd	72,500	593		Harmony Gold Mining Co Ltd ADR	9,800		28
Metso OYJ	1,393	56		Korea Zinc Co Ltd	137		37
Mitsubishi Heavy Industries Ltd	90,000	579		Mitsubishi Materials Corp	19,000		72
Nordson Corp (a)	5,845	422		Mitsui Mining & Smelting Co Ltd	40,000		115
OC Oerlikon Corp AG (c)	27,558	399		Newmont Mining Corp	23,010		571
Okuma Holdings Inc	4,000	41		Nippon Coke & Engineering Co Ltd	65,800		85
Rheinmetall AG	2,357	145		Pacific Metals Co Ltd	6,000		23
Rockwell Automation Inc	1,100	125		Southern Copper Corp	300		8
Sumitomo Heavy Industries Ltd	24,000	116		Sumitomo Metal Mining Co Ltd	10,000		133
Tennant Co	4,998	326					$2,242
Tsubakimoto Chain Co	6,300	46
Wabtec Corp/DE (a)	1,900	131		Miscellaneous Manufacturing - 1.04%
				3M Co (a)	9,485		1,267
Xylem Inc/NY (a)	5,850	202
				AO Smith Corp (a)	4,500		244
Zuiko Corp	2,830	193		Barnes Group Inc (b)	13,059		477
		$6,470		Carlisle Cos Inc (a)	1,700		125
Media - 2.91%				CLARCOR Inc	100		6
AMC Networks Inc (c)	100	6		Crane Co (a)	4,300		268
BEC World PCL	16,100	26		Danaher Corp (a)	4,118		308
Belo Corp (a)	86,486	1,187		Donaldson Co Inc	600		25
Cablevision Systems Corp (a)	71,318	1,196		Dover Corp (a)	900		82
CBS Corp (a)	3,400	199		Eaton Corp PLC (a),(b)	44,002		3,197
Charter Communications Inc (c)	2,825	382		FUJIFILM Holdings Corp	12,784		350
Comcast Corp - Class A (a)	106,176	5,295		General Electric Co	800		21
DIRECTV (a),(c)	43,606	2,883		Harsco Corp (a)	8,700		228
Discovery Communications Inc - A Shares	4,504	393		Hillenbrand Inc	750		21
(a),(c)				Ingersoll-Rand PLC (a)	6,200		443
DISH Network Corp (a)	102,456	5,550		ITT Corp (a)	17,166		700
FactSet Research Systems Inc	2,720	307		Konica Minolta Inc	32,500		328
Fuji Media Holdings Inc	14,500	296		Nikkiso Co Ltd	9,000		115
Gannett Co Inc (a)	39,766	1,076		Orkla ASA	7,724		60
Global Mediacom Tbk PT	74,500	12		Pall Corp (a)	6,340		531
Graham Holdings Co	200	135		Parker Hannifin Corp (a)	3,275		386
Liberty Global PLC - A Shares (c)	12,839	1,102		Pentair Ltd (a)	7,130		504
Liberty Global PLC - C Shares (c)	11,557	941		Polypore International Inc (c)	5,482		208
Meredith Corp	900	48		Shin-Etsu Polymer Co Ltd	35,800		130
Naspers Ltd	1,159	110		Siemens AG ADR	1,245		164
New York Times Co/The	2,000	28		SPX Corp (a)	7,110		672
Nielsen Holdings NV (a)	50,308	2,171		Sulzer AG	980		152
Nippon Television Holdings Inc	7,600	133		Tenma Corp	10,700		136
ProSiebenSat.1 Media AG	9,134	410		Textron Inc (a)	31,705		1,054
Schibsted ASA	328	21		Tokai Rubber Industries Ltd	24,800		238
Sirius XM Holdings Inc	601,990	2,269		Trelleborg AB	7,217		140
Time Warner Cable Inc (a)	48,532	6,708		Wartsila OYJ Abp	2,499		122
Time Warner Inc (a)	16,558	1,088					$12,702
TV Asahi Corp	17,500	376
Twenty-First Century Fox Inc - A Shares (a)	9,100	305		Office & Business Equipment - 0.20%
Viacom Inc (a)	11,286	905		Canon Inc ADR	1,933		65
Walt Disney Co/The	1,400	99		Canon Inc	13,600		453
		$35,657		Seiko Epson Corp	17,600		427

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Office & Business Equipment (continued)				Oil & Gas (continued)
Xerox Corp (a)	130,499	$1,485		Unit Corp (a),(c)	3,200		$154
		$2,430		Valero Energy Corp (a)	17,042		779
				Whiting Petroleum Corp (a),(c)	4,100		248
Oil & Gas - 3.58%				WPX Energy Inc (c)	1,400		26
Alliance Oil Co Ltd (c)	18,657	169
Anadarko Petroleum Corp (a),(b)	15,134	1,344					$43,764
Apache Corp	14,870	1,360		Oil & Gas Services - 0.52%
Baytex Energy Corp	700	28		Cameron International Corp (c)	9,550		529
BG Group PLC	55,539	1,133		China Oilfield Services Ltd	16,000		48
BP PLC ADR	18,269	859		Dresser-Rand Group Inc (a),(c)	17,368		980
Cabot Oil & Gas Corp (a)	21,618	745		Halliburton Co (b)	41,379		2,180
Chesapeake Energy Corp (b)	5,980	161		Helix Energy Solutions Group Inc (a),(c)	12,100		269
Chevron Corp (a),(b)	22,489	2,754		Oceaneering International Inc (a)	4,600		355
China Petroleum & Chemical Corp ADR	910	78		Petroleum Geo-Services ASA	8,261		99
Cimarex Energy Co	600	57		RPC Inc	1,500		27
CNOOC Ltd ADR(a)	500	102		SEACOR Holdings Inc (a)	2,300		214
Coastal Energy Co (c)	52,782	935		Superior Energy Services Inc (a)	41,946		1,068
Cobalt International Energy Inc (c)	129,085	2,869		Trican Well Service Ltd	51,500		611
ConocoPhillips (a)	10,510	765					$6,380
Devon Energy Corp (a)	26,174	1,587
Diamond Offshore Drilling Inc (a)	3,945	237		Packaging & Containers - 0.56%
				Ball Corp (a)	22,969		1,148
Eni SpA	5,945	142		Bemis Co Inc (a)	6,452		252
EOG Resources Inc (a)	1,100	181
				Crown Holdings Inc (a),(c)	5,100		225
Exxon Mobil Corp (a)	37,635	3,517
				Owens-Illinois Inc (a),(c)	49,327		1,628
Gazprom OAO ADR	18,496	160
Grupa Lotos SA (c)	5,230	67		Packaging Corp of America	10,715		656
Hess Corp (a)	68,813	5,582		Rengo Co Ltd	2,000		11
HollyFrontier Corp (a)	3,718	178		Rock Tenn Co	11,359		1,073
				Sealed Air Corp (a)	29,494		947
Idemitsu Kosan Co Ltd	600	54		Silgan Holdings Inc (b)	6,340		296
Inpex Corp	55,931	649		Sonoco Products Co (a)	12,115		485
Japan Petroleum Exploration Co	2,100	81
JX Holdings Inc	95,601	498		Toyo Seikan Group Holdings Ltd	8,700		184
Karoon Gas Australia Ltd (c)	143,521	547					$6,905
Laredo Petroleum Holdings Inc (c)	1,300	35		Pharmaceuticals - 4.49%
Lukoil OAO ADR	1,755	109		3-D Matrix Ltd (c)	2,100		55
Marathon Oil Corp (a)	55,470	1,999		Abbott Laboratories (a)	31,008		1,185
Marathon Petroleum Corp (a)	8,204	679		AbbVie Inc	2,500		121
Murphy Oil Corp (a)	28,510	1,851		Actavis PLC (c)	8,168		1,332
Murphy USA Inc (c)	800	36		Algeta ASA (c)	6,750		388
Nabors Industries Ltd (a)	8,431	140		Alkermes PLC (c)	500		20
Neste Oil OYJ	7,372	141		Allergan Inc/United States (a)	9,600		932
Newfield Exploration Co (c)	2,300	65		AmerisourceBergen Corp (a)	2,000		141
Noble Energy Inc (a)	2,400	169		Astellas Pharma Inc	5,000		297
Occidental Petroleum Corp (a),(b)	6,134	583		AstraZeneca PLC ADR	18,805		1,075
Patterson-UTI Energy Inc (a)	10,500	245		AstraZeneca PLC	18,450		1,058
PetroChina Co Ltd ADR	400	48		Bayer AG	2,962		395
Petroleo Brasileiro SA ADR	10,300	170		Bayer AG ADR	3,692		493
Petrominerales Ltd	57,996	669		Bristol-Myers Squibb Co (a)	94,543		4,857
Phillips 66 (a)	9,147	637		Cardinal Health Inc (a)	38,804		2,508
Pioneer Natural Resources Co	17,500	3,111		Catamaran Corp (c)	20,762		948
Platino Energy Corp (c)	960	—		Celesio AG	52,456		1,680
Polskie Gornictwo Naftowe i Gazownictwo	24,154	45		Chugai Pharmaceutical Co Ltd	9,100		217
SA				Daiichi Sankyo Co Ltd	38,300		704
PTT Exploration & Production PCL	11,000	55		Eisai Co Ltd	8,900		348
Quicksilver Resources Inc (a),(c)	12,139	35		Elan Corp PLC ADR(c)	261,531		4,729
Range Resources Corp	4,779	371		Eli Lilly & Co (a)	25,247		1,268
Reliance Industries Ltd (f)	1,570	43		Endo Health Solutions Inc (c)	10,580		711
Repsol SA	2,667	70		Express Scripts Holding Co (a),(c)	16,053		1,081
Rosneft OAO	5,840	42		Forest Laboratories Inc (a),(c)	10,804		555
Royal Dutch Shell PLC ADR	4,844	323		Galenica AG	18		18
Royal Dutch Shell PLC - A Shares	26,551	887		GlaxoSmithKline PLC ADR	3,297		174
SK Holdings Co Ltd	535	94		Hi-Tech Pharmacal Co Inc	20,958		910
SM Energy Co (a)	2,900	256		Johnson & Johnson (a)	33,230		3,145
Southwestern Energy Co (a),(c)	27,764	1,073		Kaken Pharmaceutical Co Ltd	64		1
Statoil ASA	6,509	147		Kyowa Hakko Kirin Co Ltd	6,000		70
Statoil ASA ADR	5,983	135		McKesson Corp (a)	7,663		1,271
Suncor Energy Inc	19,865	689		Meda AB	8,856		109
Surgutneftegas OAO ADR	6,174	51		Medivation Inc (c)	4,800		302
Tatneft OAO ADR	1,090	41		Merck & Co Inc (a)	104,955		5,229
Tesoro Corp	4,180	245		Merck KGaA	3,078		534
Total SA ADR	7,112	429		Mitsubishi Tanabe Pharma Corp	3,800		52

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Pharmaceuticals (continued)				REITS (continued)
Mylan Inc/PA (a),(c)	66,517	$2,936		Fibra Uno Administracion SA de CV	4,300		$14
Nippon Shinyaku Co Ltd	8,000	145		GLP J-Reit	93		93
Novartis AG	3,411	270		Host Hotels & Resorts Inc (a)	14,873		274
Novo Nordisk A/S	306	55		Liberty Property Trust (a)	5,967		193
Omnicare Inc (a)	3,000	172		Potlatch Corp	27,650		1,102
Ono Pharmaceutical Co Ltd	6,550	497		Rayonier Inc (a)	5,925		261
Otsuka Holdings Co Ltd	5,100	149		Regency Centers Corp (a)	6,373		298
Paladin Labs Inc (c)	6,407	699		Vornado Realty Trust (a)	4,013		353
Patheon Inc (c)	29,986	275		Weyerhaeuser Co (a)	41,872		1,262
Pfizer Inc (a)	12,553	398					$6,819
PharMerica Corp (a),(c)	17,280	390
Portola Pharmaceuticals Inc (c)	8,800	220		Retail - 4.13%
				Abercrombie & Fitch Co (a)	4,784		164
Roche Holding AG	10,283	2,868
Roche Holding AG ADR	3,800	266		Adastria Holdings Co Ltd	2,510		100
				Advance Auto Parts Inc (a),(b)	17,695		1,787
Sanofi ADR	4,739	250
Santarus Inc (c)	53,315	1,716		Aeon Co Ltd	900		12
				Aeropostale Inc (c)	11,635		120
Santen Pharmaceutical Co Ltd	900	43		American Eagle Outfitters Inc (a)	19,500		317
Shionogi & Co Ltd	55,606	1,224
Sihuan Pharmaceutical Holdings Group Ltd	48,000	38		ANTA Sports Products Ltd	6,000		8
				Autogrill SpA (c)	1,857		15
Sino Biopharmaceutical Ltd	132,000	104		AutoZone Inc (a),(c)	2,951		1,362
Suzuken Co Ltd/Aichi Japan	10,000	340		Best Buy Co Inc (a)	39,890		1,618
TESARO Inc (c)	4,740	185
				Big Lots Inc (a),(c)	5,400		207
TherapeuticsMD Inc (c),(d),(e),(g)	15,388	75
				Bloomin' Brands Inc (c)	62,753		1,644
TherapeuticsMD Inc (c),(d)	179,331	877
				Brinker International Inc (a)	1,700		80
UCB SA	642	43
ViroPharma Inc (a),(c)	36,081	1,786		Buckle Inc/The	1,100		58
				CarMax Inc (c)	2,540		128
		$54,934		Casey's General Stores Inc (a)	4,742		353
Pipelines - 0.06%				Cawachi Ltd	9,500		171
Kinder Morgan Inc/DE (a)	13,288	472		Chico's FAS Inc	6,900		129
ONEOK Inc (a)	5,405	314		Cie Financiere Richemont SA	263		27
		$786		Citizen Holdings Co Ltd	12,200		94
				Copart Inc (c)	100		3
Private Equity - 0.06%				Costco Wholesale Corp (a)	700		88
American Capital Ltd (a),(c)	49,057	751
				CVS Caremark Corp (a)	17,528		1,174
				Darden Restaurants Inc (a)	12,688		677
Publicly Traded Investment Fund - 0.23%				Dick's Sporting Goods Inc	16,920		956
BlackRock Global Opportunities Equity Trust	85,690	1,252		Dillard's Inc (a)	5,600		512
WisdomTree Japan Hedged Equity Fund	30,611	1,540		Dollar General Corp (a),(c)	15,224		867
		$2,792		Dollar Tree Inc (a),(c)	3,578		199
				Domino's Pizza Inc (a)	5,200		360
Real Estate - 0.93%				Don Quijote Holdings Co Ltd	1,000		61
Aeon Mall Co Ltd	14,760	424		Doutor Nichires Holdings Co Ltd	7,200		119
Agile Property Holdings Ltd	4,000	4		Dunkin' Brands Group Inc	9,715		476
Alexander & Baldwin Inc (a)	6,354	240		Ezcorp Inc (c)	2,600		30
BR Malls Participacoes SA	2,100	17		FamilyMart Co Ltd	500		23
BR Properties SA	700	6		Fifth & Pacific Cos Inc (c)	23,353		763
CBRE Group Inc (a),(c)	270,056	6,546		Five Below Inc (c)	2,505		133
China Overseas Land & Investment Ltd	12,000	37		Foot Locker Inc (a)	12,200		474
China Resources Land Ltd	10,000	28		Francesca's Holdings Corp (c)	12,500		245
Country Garden Holdings Co Ltd	9,000	6		GameStop Corp (a)	27,821		1,342
Emlak Konut Gayrimenkul Yatirim Ortakligi	7,174	9		Gap Inc/The (a)	21,428		878
AS				GNC Holdings Inc	300		18
Evergrande Real Estate Group Ltd	23,000	10		GOME Electrical Appliances Holding Ltd	837,000		146
Growthpoint Properties Ltd	9,497	22		Guess? Inc (a)	8,800		302
Jones Lang LaSalle Inc (a)	28,981	2,832		Home Depot Inc/The (a)	17,643		1,424
Lippo Karawaci Tbk PT	63,500	5		Honeys Co Ltd	21,180		222
Longfor Properties Co Ltd	2,000	3		HSN Inc	300		17
Mitsubishi Estate Co Ltd	18,600	517		Inditex SA	313		50
Realogy Holdings Corp (c)	13,334	632
				Isetan Mitsukoshi Holdings Ltd	2,600		37
Redefine Properties Ltd	14,262	14		J Front Retailing Co Ltd	42,000		329
Shimao Property Holdings Ltd	7,500	19		Jos A Bank Clothiers Inc (c)	9,082		516
Sino-Ocean Land Holdings Ltd	8,000	5		Kohl's Corp	11,230		621
SOHO China Ltd	4,500	4		K's Holdings Corp	12,291		403
		$11,380		Lowe's Cos Inc (a)	75,105		3,566
REITS - 0.56%				Lululemon Athletica Inc (c)	14,213		991
American Tower Corp (a)	20,493	1,594		Macy's Inc (a)	9,828		523
Apartment Investment & Management Co (a)	12,828	322		Marui Group Co Ltd	3,400		35
CommonWealth REIT (a)	36,858	880		McDonald's Corp (a)	14,404		1,402
				Men's Wearhouse Inc (a)	28,409		1,452
Corrections Corp of America	2,602	87
Daiwa Office Investment Corp	21	86		MSC Industrial Direct Co Inc	11,440		879
See accompanying notes.				53

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Retail (continued)				Semiconductors (continued)
Nishimatsuya Chain Co Ltd	23,400	$187		ON Semiconductor Corp (a),(c)	27,700		$196
Nordstrom Inc (a)	8,133	506		PMC - Sierra Inc (a),(c)	32,000		192
Office Depot Inc (a),(c)	119,105	648		QLogic Corp (c)	16,300		202
O'Reilly Automotive Inc (c)	1,100	137		Realtek Semiconductor Corp	31,522		76
Pal Co Ltd	7,100	193		Rohm Co Ltd	12,400		539
Panera Bread Co (c)	5,800	1,026		Rovi Corp (c)	500		9
PetSmart Inc (a)	2,700	200		Samsung Electronics Co Ltd	763		539
President Chain Store Corp	8,000	57		Shinkawa Ltd	23,900		150
PVH Corp (a)	3,395	455		Shinko Electric Industries Co Ltd	20,600		173
Restoration Hardware Holdings Inc (c)	4,270	322		SK Hynix Inc (c)	950		32
Ross Stores Inc (a)	3,700	283		Skyworks Solutions Inc (c)	39,744		1,057
Ryohin Keikaku Co Ltd	1,500	156		Sumco Corp	14,200		138
Sally Beauty Holdings Inc (a),(c)	3,700	104		SunEdison Inc (c)	141,029		1,793
Sears Holdings Corp (a),(c)	2,200	140		Taiwan Semiconductor Manufacturing Co Ltd	10,400		184
Shimamura Co Ltd	1,200	123		ADR(a)
Shoppers Drug Mart Corp	17,761	975		Texas Instruments Inc	5,337		229
Signet Jewelers Ltd (a)	4,500	346		Tokyo Electron Ltd	23,903		1,297
Staples Inc	153,489	2,384					$25,764
Starbucks Corp (a)	3,700	301
Stein Mart Inc (a)	16,633	245		Shipbuilding - 0.01%
Sugi Holdings Co Ltd	2,200	89		Mitsui Engineering & Shipbuilding Co Ltd	84,000		173
Takashimaya Co Ltd	29,000	275
Tiffany & Co	3,000	267		Software - 1.88%
Tile Shop Holdings Inc (c)	15,600	261		Activision Blizzard Inc (a),(b)	123,923		2,133
Tim Hortons Inc	7,795	451		Adobe Systems Inc (c)	32,805		1,863
Tim Hortons Inc	8,805	514		Advent Software Inc	200		7
TJX Cos Inc (a)	7,100	446		Akamai Technologies Inc (a),(c)	52,363		2,341
Tractor Supply Co	6,645	487		Allscripts Healthcare Solutions Inc (c)	500		8
Tsuruha Holdings Inc	4,400	405		Alpha Systems Inc	6,100		81
Tuesday Morning Corp (c)	28,220	391		Amadeus IT Holding SA	11,162		418
Urban Outfitters Inc (a),(c)	9,304	363		ANSYS Inc (c)	2,950		253
USS Co Ltd	10,800	149		Autodesk Inc (a),(c)	31,906		1,443
Walgreen Co (a)	76,871	4,551		Broadleaf Co Ltd	5,000		98
Wal-Mart Stores Inc (a)	10,741	870		Broadridge Financial Solutions Inc	1,500		57
Williams-Sonoma Inc	2,800	166		CA Inc (a)	10,500		347
Woolworths Holdings Ltd/South Africa	19,603	142		CareView Communications Inc (c)	203,245		94
World Fuel Services Corp	1,200	46		Citrix Systems Inc (c)	530		31
Xebio Co Ltd	10,400	216		CommVault Systems Inc (a),(c)	2,400		180
Yum! Brands Inc (a)	3,361	262		Compuware Corp (a)	23,656		260
Zale Corp (a),(c)	45,409	670		Concur Technologies Inc (c)	15,678		1,522
		$50,516		Dun & Bradstreet Corp/The (a)	10,492		1,226
				Fair Isaac Corp (a)	1,700		100
Savings & Loans - 0.20%				Fidelity National Information Services Inc (a)	11,429		579
First Niagara Financial Group Inc	600	7		Fiserv Inc (a),(c)	8,866		975
Hudson City Bancorp Inc (a)	227,528	2,125
				GungHo Online Entertainment Inc (c)	180		118
People's United Financial Inc (a)	21,210	321
				Intuit Inc (a)	2,091		155
		$2,453		Microsoft Corp (a)	94,486		3,603
Semiconductors - 2.11%				MSCI Inc (a),(c)	30,009		1,332
Analog Devices Inc (a)	19,124	922		NSD Co Ltd	13,100		155
Applied Materials Inc (a)	52,645	911		Oracle Corp (a)	62,598		2,209
Avago Technologies Ltd (a)	46,924	2,099		Salesforce.com Inc (c)	6,665		347
Broadcom Corp (a)	33,260	888		Software AG	2,904		111
Cree Inc (a),(c)	16,350	912		Tangoe Inc (a),(c)	12,700		200
Diodes Inc (a),(c)	19,928	407		UBISOFT Entertainment (c)	21,700		285
First Solar Inc (a),(c)	21,770	1,302		Unit4 NV	8,369		434
Freescale Semiconductor Ltd (c)	1,200	17					$22,965
GT Advanced Technologies Inc (c)	83,889	823
Intel Corp	21,071	502		Telecommunications - 3.05%
KLA-Tencor Corp (a)	7,701	492		Amdocs Ltd	1,700		69
Lam Research Corp (c)	28,565	1,489		America Movil SAB de CV ADR	8,100		188
				Anixter International Inc (c)	800		71
Linear Technology Corp	1,000	43		ARRIS Group Inc (a),(c)	7,873		162
LSI Corp (a)	77,901	629
				AT&T Inc (a)	38,468		1,355
Marvell Technology Group Ltd (a)	18,600	265
				CenturyLink Inc (a)	13,886		426
Maxim Integrated Products Inc (a)	24,494	698
Micron Technology Inc (c)	146,721	3,096		China Mobile Ltd ADR	4,900		266
				China Telecom Corp Ltd	64,000		35
Mimasu Semiconductor Industry Co Ltd	19,300	172		Ciena Corp (a),(c)	23,055		512
Miraial Co Ltd	10,600	165		Cincinnati Bell Inc (a),(c)	84,460		270
MKS Instruments Inc (a)	12,200	363
				Cisco Systems Inc (a)	113,166		2,405
NVIDIA Corp (a)	13,058	204
				Comtech Telecommunications Corp (a)	5,700		183
NXP Semiconductor NV (c)	60,211	2,559
				Crown Castle International Corp (c)	24,880		1,847

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Telecommunications (continued)				Transportation (continued)
DigitalGlobe Inc (c)	46,510	$1,842		FedEx Corp (a)	11,491		$1,594
ENTEL Chile SA	2,663	38		Kansas City Southern	4,195		508
Far EasTone Telecommunications Co Ltd	19,000	41		Keio Corp	4,000		27
Freenet AG	7,755	220		Keisei Electric Railway Co Ltd	7,000		68
GN Store Nord A/S	15,210	362		Landstar System Inc (a)	2,100		118
Harris Corp (a)	13,144	848		Nippon Express Co Ltd	13,000		67
Hikari Tsushin Inc	1,100	84		Nippon Yusen KK	2,000		6
InterDigital Inc/PA	400	14		Norfolk Southern Corp (a)	2,601		228
JDS Uniphase Corp (a),(c)	28,109	341		Odakyu Electric Railway Co Ltd	2,000		18
Juniper Networks Inc (a),(c)	109,808	2,226		Old Dominion Freight Line Inc (a),(c)	8,865		457
KDDI Corp	11,950	752		Ryder System Inc (a)	8,313		580
KT Corp ADR(a)	2,000	31		Teekay Corp	500		22
Leap Wireless International Inc (c)	22,897	380		Tobu Railway Co Ltd	8,000		39
LG Uplus Corp (c)	2,510	25		Tokyu Corp	15,000		101
Mobistar SA	7,703	141		Union Pacific Corp (a)	3,570		579
Motorola Solutions Inc (a)	5,508	363		United Parcel Service Inc (a),(b)	22,719		2,326
NeuStar Inc (c)	600	29		Werner Enterprises Inc (a)	1,400		34
Nippon Telegraph & Telephone Corp	13,034	655		West Japan Railway Co	4,500		197
Nisshinbo Holdings Inc	8,000	73		Yamato Holdings Co Ltd	1,200		25
Nokia OYJ (c)	22,363	181					$11,396
NTT DOCOMO Inc	4,100	66
Palo Alto Networks Inc (c)	2,300	115		Water- 0.00%
				American Water Works Co Inc (a)	1,300		55
Parkervision Inc (c)	168,000	702
Polycom Inc (a),(c)	32,500	349
SBA Communications Corp (c)	17,034	1,451		TOTAL COMMON STOCKS			$721,307
Sistema JSFC	6,037	165		CONVERTIBLE PREFERRED STOCKS -
SK Telecom Co Ltd ADR(a)	7,400	177		0.46%	Shares Held	Value	(000	's)
SoftBank Corp	1,700	138		Automobile Manufacturers - 0.11%
Sprint Corp (c)	366,011	3,071
				General Motors Co	24,690		1,309
Swisscom AG	158	81
Telecom Italia SpA	154,824	151
Telefonaktiebolaget LM Ericsson	33,136	413		Banks- 0.04%
Telefonica Brasil SA ADR	3,900	76		Wells Fargo & Co	445		501
Telekomunikasi Indonesia Persero Tbk PT	1,100	40
ADR				Diversified Financial Services - 0.01%
Telenor ASA	6,018	144		2010 Swift Mandatory Common Exchange	3,525		67
Telephone & Data Systems Inc (a)	5,400	150		Security Trust (f)
Tellabs Inc (a)	481,926	1,181
Tim Participacoes SA ADR	4,600	114
T-Mobile US Inc (c)	182,136	4,737		Electric - 0.07%
tw telecom inc (c)	900	25		Dominion Resources Inc/VA - Series A	6,686		367
Verizon Communications Inc (a)	40,382	2,004		Dominion Resources Inc/VA - Series B	5,582		305
Vodafone Group PLC ADR(a)	149,118	5,530		NextEra Energy Inc - 5.59%	1,525		87
WirelessGate Inc	1,100	43		NextEra Energy Inc - 5.79%	1,950		98
		$37,358					$857
Textiles - 0.02%				Hand & Machine Tools - 0.00%
Mohawk Industries Inc (a),(c)	1,500	210		Stanley Black & Decker Inc (c),(h)	400		41
Toys, Games & Hobbies - 0.26%				Iron & Steel - 0.06%
Hasbro Inc (a)	12,453	670		ArcelorMittal	17,925		453
Mattel Inc (a)	36,808	1,703		Cliffs Natural Resources Inc	10,174		223
Namco Bandai Holdings Inc	15,900	323					$676
Nintendo Co Ltd	3,300	426		REITS- 0.16%
Sanrio Co Ltd	1,600	74		iStar Financial Inc	9,001		523
		$3,196		Weyerhaeuser Co	26,903		1,475
Transportation - 0.93%							$1,998
AP Moeller - Maersk A/S - B shares	13	131		Telecommunications - 0.01%
Arkansas Best Corp (a)	21,543	701
				Crown Castle International Corp (c)	1,819		183
Bristow Group Inc (a)	1,800	144
Canadian National Railway Co	3,520	396		TOTAL CONVERTIBLE PREFERRED STOCKS			$5,632
Central Japan Railway Co	2,300	277
CH Robinson Worldwide Inc (a)	9,635	565		PREFERRED STOCKS - 0.28%	Shares Held	Value	(000	's)
Con-way Inc (a)	4,900	203		Automobile Manufacturers - 0.02%
CSX Corp (a)	9,184	250		Porsche Automobil Holding SE	2,106		214
Deutsche Post AG	18,142	641		Volkswagen AG	315		83
DSV A/S	5,456	167					$297
East Japan Railway Co	2,600	213
Era Group Inc (a),(c)	1,966	64		Banks- 0.21%
Expeditors International of Washington Inc (a)	14,965	650		Ally Financial Inc (f)	902		867

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2013 (unaudited)

PREFERRED STOCKS (continued)	Shares Held	Value(000	's)		Principal
Banks (continued)				BONDS (continued)	Amount (000's)		Value	(000	's)
Capital One Financial Corp	29,252	$629		Automobile Manufacturers (continued)
SunTrust Banks Inc	48,783	1,045		General Motors Co
		$2,541		4.88%, 10/02/2023(f)		$1,070		$1,077
				6.25%, 10/02/2043(f)		220		223
Consumer Products - 0.01%				Nissan Motor Acceptance Corp
Henkel AG & Co KGaA	996	113		0.95%, 09/26/2016(f),(i)		875		876
				Volkswagen International Finance NV
Electric - 0.01%				0.68%, 11/18/2014(f),(i)		450		451
Cia Energetica de Sao Paulo	7,100	71		0.84%, 11/20/2014(f),(i)		1,300		1,306
				1.00%, 03/21/2014(f),(i)		300		300
Iron & Steel - 0.00%								$6,492
Metalurgica Gerdau SA	2,900	28		Banks- 2.43%
Usinas Siderurgicas de Minas Gerais SA (c)	71	—		ADCB Finance Cayman Ltd
		$28		3.13%, 05/28/2023(i)		5,000		4,596
				Banco Santander Brasil SA/Cayman Islands
Oil & Gas - 0.03%				8.00%, 03/18/2016(f)	BRL	2,155		861
Chesapeake Energy Corp (f)	300	344
				Banco Santander Chile
				6.50%, 09/22/2020(f)	CLP	350,000		659
Retail - 0.00%				Bank of America Corp
Lojas Americanas SA	51	—		1.28%, 01/15/2019(i)		$435		436
OSH 1 Liquidating Corp (a),(c),(d)	31	—		2.00%, 01/11/2018		600		602
		$—		5.75%, 12/01/2017		1,400		1,604
TOTAL PREFERRED STOCKS		$3,394		6.00%, 09/01/2017		700		801
	Principal			BBVA Bancomer SA/Texas
BONDS- 19.89%	Amount (000's)	Value(000	's)	6.50%, 03/10/2021		2,600		2,746
				6.75%, 09/30/2022		1,000		1,059
Aerospace & Defense - 0.06%				Chinatrust Commercial Bank Hong Kong
Meccanica Holdings USA Inc				5.63%, 03/29/2049(i)		2,000		1,995
6.25%, 01/15/2040(f)	$800	$684		Cooperatieve Centrale Raiffeisen-
				Boerenleenbank BA/Netherlands
				4.75%, 01/15/2020(f)		1,000		1,097
Airlines - 0.16%
American Airlines 2013-2 Class B Pass				Goldman Sachs Group Inc/The
Through Trust				6.15%, 04/01/2018		700		810
5.60%, 07/15/2020(e),(f)	880	880		HBOS PLC
American Airlines Inc				5.37%, 06/30/2021	EUR	1,300		1,815
0.00%, 03/15/2016(c),(f)	200	244		HSBC Bank USA NA/New York NY
British Airways 2013-1 Class A Pass Through				6.00%, 08/09/2017		$100		114
Trust				Intesa Sanpaolo SpA
4.63%, 06/20/2024(e),(f)	364	371		6.50%, 02/24/2021(f)		790		865
Continental Airlines 1999-1 Class B Pass				JP Morgan Chase Bank NA
Through Trust				6.00%, 10/01/2017		100		116
6.80%, 02/02/2020(e)	100	103		JP Morgan Chase & Co
Virgin Australia 2013-1B Trust				4.25%, 11/02/2018	NZD	1,365		1,049
6.00%, 04/23/2022(e),(f)	360	369		Morgan Stanley
		$1,967		6.63%, 04/01/2018		$850		1,002
				Royal Bank of Scotland Group PLC
Apparel - 0.02%				6.13%, 12/15/2022		1,460		1,488
William Carter Co/The				Russian Agricultural Bank OJSC Via RSHB
5.25%, 08/15/2021(f)	220	224		Capital SA
				5.10%, 07/25/2018		4,000		4,076
Automobile Asset Backed Securities - 0.21%				UBS AG/Stamford CT
AmeriCredit Automobile Receivables Trust				7.63%, 08/17/2022		100		114
2013-4				UniCredit SpA
				6.95%, 10/31/2022(i)	EUR	1,080		1,600
3.31%, 10/08/2019(i)	294	301
Ford Credit Auto Owner Trust 2013-C				Vnesheconombank Via VEB Finance PLC
				6.03%, 07/05/2022(f)		$200		205
0.55%, 04/15/2016(i)	720	720
Honda Auto Receivables 2013-4 Owner Trust								$29,710
0.69%, 09/18/2017(i)	740	741		Beverages - 0.30%
Nissan Auto Receivables 2013-B Owner				CEDC Finance Corp International Inc
Trust				8.00%, 04/30/2018(i)		2,572		2,391
0.52%, 04/15/2016(i)	555	556		Coca-Cola Co/The
USAA Auto Owner Trust				0.34%, 11/01/2016(i)		985		986
0.57%, 08/15/2017(i)	215	215		Crestview DS Merger Sub II Inc
		$2,533		10.00%, 09/01/2021(f)		303		321
Automobile Manufacturers - 0.53%								$3,698
Daimler Finance North America LLC				Building Materials - 0.04%
0.86%, 03/28/2014(f),(i)	1,400	1,402		CPG Merger Sub LLC
0.92%, 08/01/2016(f),(i)	855	857		8.00%, 10/01/2021(f)		337		351

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2013 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's)		Value	(000	's)

Building Materials (continued)					Electric - 0.33%
Desarrolladora Homex SAB de CV					Cia de Eletricidade do Estado da Bahia
9.75%, 03/25/2020(f)		$285	$40		11.75%, 04/27/2016(f)	BRL	350		$145
USG Corp					Enel SpA
5.88%, 11/01/2021(f)		125	130		8.75%, 09/24/2073(f),(i)		$400		435
			$521		Saudi Electricity Global Sukuk Co
					4.21%, 04/03/2022		3,000		3,037
Chemicals - 0.06%					Southern California Edison Co
Hercules Inc					0.30%, 10/01/2014(i)		456		456
6.50%, 06/30/2029		330	287						$4,073
Monsanto Co
0.44%, 11/07/2016(i)		435	435		Electronics - 0.05%
			$722		Jabil Circuit Inc
					4.70%, 09/15/2022		680		658
Commercial Services - 0.26%
DP World Ltd
6.85%, 07/02/2037		3,210	3,206		Engineering & Construction - 0.53%
					OAS Investments GmbH
					8.25%, 10/19/2019		2,500		2,444
Cosmetics & Personal Care - 0.04%					Odebrecht Finance Ltd
Procter & Gamble Co/The					4.38%, 04/25/2025(f)		480		414
0.32%, 11/04/2016(i)		445	445
					8.25%, 04/25/2018(f)	BRL	300		107
					Odebrecht Offshore Drilling Finance Ltd
Credit Card Asset Backed Securities - 0.50%					6.75%, 10/01/2022		$3,500		3,570
American Express Credit Account Master									$6,535
Trust
0.44%, 01/15/2020(i)		510	508		Entertainment - 0.05%
0.98%, 05/15/2019(i)		265	266		GLP Capital LP / GLP Financing II Inc
					4.38%, 11/01/2018(f)		340		347
American Express Credit Account Master					WMG Acquisition Corp
Trust 2013-1					6.00%, 01/15/2021(f)		262		273
0.59%, 02/16/2021(i)		410	410
American Express Credit Account Secured									$620
Note Trust 2012-4					Finance - Mortgage Loan/Banker - 0.22%
0.41%, 05/15/2020(i)		520	518		Fannie Mae
Capital One Multi-Asset Execution Trust					1.63%, 11/27/2018		1,300		1,305
0.22%, 11/15/2019(i)		530	525		1.88%, 09/18/2018		1,400		1,426
0.96%, 09/16/2019(i)		425	425						$2,731
Chase Issuance Trust
0.22%, 04/15/2019(i)		755	749		Food- 0.06%
1.01%, 10/15/2018(i)		900	903		BRF SA
					7.75%, 05/22/2018(f)	BRL	1,500		524
Citibank Credit Card Issuance Trust
0.28%, 12/17/2018(i)		470	466		Cosan Luxembourg SA
0.60%, 09/10/2020(i)		425	425		9.50%, 03/14/2018(f)		350		130
0.73%, 02/07/2018(i)		900	901		KeHE Distributors LLC / KeHE Finance
			$6,096		Corp
					7.63%, 08/15/2021(f)		$105		110
Diversified Financial Services - 0.92%									$764
Doric Nimrod Air Finance Alpha Ltd 2012-1
Class A Pass Through Trust					Healthcare - Products - 0.22%
5.13%, 11/30/2024(f)		194	197		Baxter International Inc
					0.43%, 12/11/2014(i)		1,430		1,432
Ford Motor Credit Co LLC
0.99%, 01/17/2017(i)		2,425	2,433		Mallinckrodt International Finance SA
					4.75%, 04/15/2023(f)		1,375		1,289
General Electric Capital Corp
7.13%, 12/29/2049(i)		1,000	1,113						$2,721
IM Cedulas 5					Healthcare - Services - 0.03%
3.50%, 06/15/2020	EUR	1,500	1,924		WellCare Health Plans Inc
IM Cedulas 7					5.75%, 11/15/2020		372		382
4.00%, 03/31/2021		1,500	1,967
Merrill Lynch & Co Inc
6.40%, 08/28/2017		$300	349		Holding Companies - Diversified - 0.27%
6.88%, 04/25/2018		600	716		KazAgro National Management Holding JSC
Schahin II Finance Co SPV Ltd					4.63%, 05/24/2023		3,660		3,317
5.88%, 09/25/2023(f)		862	832
SLM Corp					Home Builders - 0.05%
8.00%, 03/25/2020		490	556		KB Home
8.45%, 06/15/2018		500	582		7.00%, 12/15/2021		595		614
Textron Financial Corp
6.00%, 02/15/2067(f),(i)		700	618
			$11,287		Home Equity Asset Backed Securities - 0.52%
					Countrywide Asset-Backed Certificates
					0.31%, 08/25/2037(i)		1,600		1,174

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2013 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's) Value (000's)

Home Equity Asset Backed Securities (continued)					Mortgage Backed Securities (continued)
HSI Asset Securitization Corp Trust 2006-					Alternative Loan Trust 2006-J4
HE2					6.25%, 07/25/2036(i)	$186	$124
0.28%, 12/25/2036(i)		$2,170	$951		Alternative Loan Trust 2007-4CB
Mastr Asset Backed Securities Trust 2005-					5.75%, 04/25/2037	195	171
FRE1					Banc of America Alternative Loan Trust 2003-
0.67%, 10/25/2035(i)		1,188	767		10
Morgan Stanley ABS Capital I Inc Trust 2007-					5.50%, 12/25/2033	224	227
HE2					5.50%, 12/25/2033(i)	331	335
0.26%, 01/25/2037(i)		2,012	1,094		Banc of America Commercial Mortgage Trust
Morgan Stanley ABS Capital I Inc Trust 2007-					2007-2
HE5					5.74%, 04/10/2049(i)	52	57
0.51%, 03/25/2037(i)		1,906	899		Banc of America Funding 2004-B Trust
Morgan Stanley Home Equity Loan Trust					2.59%, 11/20/2034(i)	329	307
2007-2					Banc of America Funding 2005-5 Trust
0.40%, 04/25/2037(i)		2,468	1,449		5.50%, 09/25/2035	145	149
			$6,334		Banc of America Funding 2005-7 Trust
					5.75%, 11/25/2035(i)	265	266
Insurance - 0.25%					Banc of America Funding Corp
Assicurazioni Generali SpA					0.62%, 07/25/2037(f),(i)	171	105
7.75%, 12/12/2042	EUR	1,200	1,865		Banc of America Mortgage 2005-A Trust
AXA SA					2.94%, 02/25/2035(i)	107	106
6.38%, 12/29/2049(f),(i)		$605	590
					Banc of America Mortgage 2006-B Trust
MetLife Capital Trust IV					6.05%, 11/20/2046(i)	95	84
7.88%, 12/15/2067(f)		500	571
					Bear Stearns ARM Trust 2004-10
			$3,026		2.78%, 01/25/2035(i)	8	8
Iron & Steel - 0.06%					Bear Stearns ARM Trust 2005-12
Edgen Murray Corp					2.57%, 02/25/2036(i)	206	163
8.75%, 11/01/2020(f)		600	694		Bear Stearns Commercial Mortgage Securities
					Trust 2004-PWR2
					6.62%, 05/11/2039(f),(i)	105	109
Lodging - 0.22%					Bella Vista Mortgage Trust 2005-1
MGM Resorts International					0.71%, 02/22/2035(i)	175	150
6.63%, 07/15/2015		800	862		Chase Mortgage Finance Trust Series 2007-
Wynn Macau Ltd					A1
5.25%, 10/15/2021(f)		1,800	1,818		2.75%, 02/25/2037(i)	95	94
			$2,680		CHL Mortgage Pass-Through Trust 2004-
Media- 0.28%					HYB4
					2.50%, 09/20/2034(i)	89	85
NBCUniversal Enterprise Inc
5.25%, 12/19/2049(f)		635	635		CHL Mortgage Pass-Through Trust 2004-
Ottawa Holdings Pte Ltd					HYB8
5.88%, 05/16/2018(f)		1,045	815		3.44%, 01/20/2035(i)	171	166
Unitymedia KabelBW GmbH					CHL Mortgage Pass-Through Trust 2005-1
					0.49%, 03/25/2035(i)	344	253
9.63%, 12/01/2019	EUR	1,300	1,958
			$3,408		CHL Mortgage Pass-Through Trust 2005-11
					0.44%, 04/25/2035(i)	188	153
Mining - 0.02%					CHL Mortgage Pass-Through Trust 2005-13
Newcrest Finance Pty Ltd					5.50%, 06/25/2035	73	73
4.20%, 10/01/2022(f)		$365	297		CHL Mortgage Pass-Through Trust 2006-20
					6.00%, 02/25/2037(i)	414	363
Miscellaneous Manufacturing - 0.01%					Citicorp Mortgage Securities Trust Series
General Electric Co					2006-4
					6.00%, 08/25/2036(i)	148	149
2.70%, 10/09/2022		100	95		Citigroup Commercial Mortgage Trust 2013-
					375P
Mortgage Backed Securities - 2.85%					3.63%, 05/10/2035(f),(i)	370	314
Alternative Loan Trust 2003-20CB					CitiMortgage Alternative Loan Trust Series
5.75%, 10/25/2033		171	178		2006-A3
Alternative Loan Trust 2003-4CB					6.00%, 07/25/2036	76	66
5.75%, 04/25/2033(i)		379	390		CitiMortgage Alternative Loan Trust Series
Alternative Loan Trust 2003-9T1					2006-A4
5.50%, 07/25/2033(i)		148	149		6.00%, 09/25/2036	432	366
Alternative Loan Trust 2004-14T2					CitiMortgage Alternative Loan Trust Series
5.50%, 08/25/2034		170	173		2007-A6
Alternative Loan Trust 2004-27CB					6.00%, 06/25/2037(i)	213	176
6.00%, 12/25/2034(i)		622	599		6.00%, 06/25/2037(i)	274	226
Alternative Loan Trust 2004-J3					CitiMortgage Alternative Loan Trust Series
5.50%, 04/25/2034		176	179		2007-A8
Alternative Loan Trust 2006-4CB					6.00%, 10/25/2037(i)	333	281
5.50%, 04/25/2036		164	147

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's) Value (000's)

Mortgage Backed Securities (continued)				Mortgage Backed Securities (continued)
COBALT CMBS Commercial Mortgage Trust				JP Morgan Chase Commercial Mortgage
2006-C1				Securities Trust 2006-LDP8
5.25%, 08/15/2048	$325	$336		5.40%, 05/15/2045	$1,427	$1,568
Credit Suisse First Boston Mortgage Securities				JP Morgan Chase Commercial Mortgage
Corp				Securities Trust 2006-LDP9
2.57%, 05/25/2034(i)	384	365		5.26%, 05/15/2047	95	102
2.60%, 12/25/2033(i)	119	113		JP Morgan Chase Commercial Mortgage
2.66%, 11/25/2033(i)	158	150		Securities Trust 2007-LDP10
5.25%, 05/25/2028	98	100		5.46%, 01/15/2049	250	257
5.50%, 11/25/2035	273	237		JP Morgan Chase Commercial Mortgage
CSMC Mortgage-Backed Trust 2006-8				Securities Trust 2013-JWRZ MZ
6.50%, 10/25/2021(i)	151	127		6.17%, 04/15/2018(e),(f),(i)	134	135
Del Coronado Trust 2013-DEL MZ				JP Morgan Mortgage Trust 2005-A2
5.17%, 03/15/2018(e),(f),(i)	200	201		2.55%, 04/25/2035(i)	404	405
Deutsche Alt-A Securities Inc Mortgage Loan				JP Morgan Mortgage Trust 2005-A5
Trust Series 2005-3				2.86%, 08/25/2035(i)	174	173
5.25%, 06/25/2035	256	256		JP Morgan Mortgage Trust 2005-S3
Deutsche Alt-A Securities Inc Mortgage Loan				6.00%, 01/25/2036(i)	396	344
Trust Series 2005-6				6.00%, 01/25/2036(i)	447	389
5.50%, 12/25/2035(i)	189	155		JP Morgan Mortgage Trust 2006-A7
Extended Stay America Trust 2013-ESH				2.56%, 01/25/2037(i)	492	429
5.52%, 12/05/2031(f),(i)	857	872		JP Morgan Mortgage Trust 2007-S1
Fannie Mae Trust 2002-W8				5.75%, 03/25/2037	427	370
0.57%, 09/25/2032(i)	95	95		Lehman Mortgage Trust 2006-1
FDIC 2013-N1 Trust				5.50%, 02/25/2036	60	60
4.50%, 10/25/2018(f)	345	349		MASTR Adjustable Rate Mortgages Trust
FHLMC Multifamily Structured Pass Through				2006-2
Certificates				2.67%, 01/25/2036(i)	79	75
1.73%, 10/25/2021(d),(i)	197	19		2.75%, 04/25/2036(i)	319	299
First Horizon Mortgage Pass-Through Trust				MASTR Alternative Loan Trust 2003-9
2005-AR3				5.25%, 11/25/2033	143	149
2.61%, 08/25/2035(i)	356	336		MASTR Alternative Loan Trust 2004-5
GE Commercial Mortgage Corp Series 2007-				5.50%, 06/25/2034	157	160
C1 Trust				6.00%, 06/25/2034	170	176
5.48%, 12/10/2049	935	1,028		MASTR Alternative Loan Trust 2004-8
Ginnie Mae				6.00%, 09/25/2034	392	392
0.52%, 07/16/2050(i)	5,340	182		Merrill Lynch Alternative Note Asset Trust
1.04%, 01/16/2053(i)	9,693	802		Series 2007-F1
1.06%, 06/16/2052(i)	1,755	128		6.00%, 03/25/2037	371	263
GMACM Mortgage Loan Trust 2003-J7				6.00%, 03/25/2037	202	143
5.00%, 11/25/2033	39	40		Merrill Lynch Mortgage Investors Trust Series
GMACM Mortgage Loan Trust 2005-AR4				MLCC 2005-3
3.40%, 07/19/2035(i)	215	196		0.42%, 11/25/2035(i)	84	77
GMACM Mortgage Loan Trust 2005-AR6				0.42%, 11/25/2035(i)	587	554
2.94%, 11/19/2035(i)	526	487		Merrill Lynch Mortgage Investors Trust Series
GS Mortgage Securities Trust 2007-GG10				MLCC 2006-2
5.99%, 08/10/2045(i)	450	459		2.12%, 05/25/2036(i)	99	97
GSR Mortgage Loan Trust 2004-12				Merrill Lynch Mortgage Investors Trust Series
2.56%, 12/25/2034(i)	771	751		MLCC 2007-1
GSR Mortgage Loan Trust 2004-14				2.57%, 01/25/2037(i)	167	156
2.72%, 12/25/2034(i)	281	278		Morgan Stanley Capital I Trust 2007-HQ12
GSR Mortgage Loan Trust 2005-AR6				5.78%, 04/12/2049(i)	279	307
2.67%, 09/25/2035(i)	365	357		Morgan Stanley Capital I Trust 2007-IQ14
GSR Mortgage Loan Trust 2006-8F				5.66%, 04/15/2049(i)	526	579
6.00%, 09/25/2036	352	294		Morgan Stanley Mortgage Loan Trust 2006-
HarborView Mortgage Loan Trust 2005-9				11
0.51%, 06/20/2035(i)	590	568		6.00%, 08/25/2036(i)	264	225
Hilton USA Trust 2013-HLT				Motel 6 Trust
0.00%, 11/05/2030(c),(f),(h),(i)	275	278		3.78%, 10/05/2025(f)	200	200
0.00%, 11/05/2030(c),(f),(h),(i)	190	192		Provident Funding Mortgage Loan Trust 2005-
0.00%, 11/05/2030(c),(f),(h),(i)	215	217		2
IndyMac INDX Mortgage Loan Trust 2005-				2.68%, 10/25/2035(i)	186	182
AR16IP				RALI Series 2007-QH7 Trust
0.49%, 07/25/2045(i)	374	351		0.42%, 08/25/2037(i)	825	581
IndyMac INDX Mortgage Loan Trust 2006-				Residential Asset Securitization Trust 2005-
AR5				A8CB
4.54%, 05/25/2036(i)	257	219		5.38%, 07/25/2035	567	476
JP Morgan Alternative Loan Trust
4.65%, 03/25/2036(i)	37	29

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2013 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's) Value (000's)

Mortgage Backed Securities (continued)					Municipals - 0.12%
Residential Asset Securitization Trust 2007-					Autonomous Community of Madrid Spain
A5					4.30%, 09/15/2026	EUR	1,045	$1,310
6.00%, 05/25/2037(i)		$120	$104		Junta de Castilla y Leon
Residential Asset Securitization Trust 2007-					6.51%, 03/01/2019		100	156
A6								$1,466
6.00%, 06/25/2037(i)		270	233
RFMSI Series 2006-S1 Trust					Oil & Gas - 1.60%
5.75%, 01/25/2036		230	231		BP Capital Markets PLC
					0.66%, 11/07/2016(i)		$385	386
RMAC Securities PLC
0.67%, 06/12/2044(i)	GBP	587	886		CNOOC Curtis Funding No 1 Pty Ltd
					4.50%, 10/03/2023(f)		3,000	3,023
Structured Adjustable Rate Mortgage Loan
Trust					Halcon Resources Corp
					9.25%, 02/15/2022(f)		90	92
0.48%, 07/25/2035(i)		$134	114
2.31%, 11/25/2034(i)		528	511		9.75%, 07/15/2020		315	334
Structured Asset Mortgage Investments II					Hercules Offshore Inc
					7.50%, 10/01/2021(f)		455	478
Trust 2006-AR3					8.75%, 07/15/2021(f)		365	403
0.38%, 04/25/2036(i)		655	470
Structured Asset Securities Corp Mortgage					MEG Energy Corp
					7.00%, 03/31/2024(f)		40	41
Pass-Through Certificates Series 2004-20
5.75%, 11/25/2034		291	307		OGX Austria GmbH
					8.38%, 04/01/2022(f)		1,100	94
Structured Asset Securities Corp Mortgage					8.50%, 06/01/2018(f)		800	68
Pass-Through Certificates Series 2001-21A
2.27%, 01/25/2032(i)		32	28		Pacific Rubiales Energy Corp
					5.38%, 01/26/2019(f)		2,550	2,553
Thornburg Mortgage Securities Trust 2007-2
1.42%, 06/25/2037(i)		72	61		Pertamina Persero PT
5.75%, 06/25/2037(i)		299	288		6.00%, 05/03/2042		1,500	1,215
Vericrest Opportunity Loan Transferee					Petroleos de Venezuela SA
4.00%, 11/25/2053(e),(i)		415	415		5.50%, 04/12/2037		1,200	636
Wachovia Bank Commercial Mortgage Trust					9.75%, 05/17/2035		5,000	3,475
Series 2006-C27					Petroleos Mexicanos
5.75%, 07/15/2045(i)		977	1,079		5.50%, 06/27/2044		2,000	1,771
					7.65%, 11/24/2021(f)	MXN	6,500	521
Wachovia Bank Commercial Mortgage Trust
Series 2007-C33					Petrominerales Ltd
6.12%, 02/15/2051(i)		174	189		3.25%, 06/12/2017		$100	99
WaMu Mortgage Pass-Through Certificates					Plains Exploration & Production Co
Series 2002-AR9 Trust					6.88%, 02/15/2023		300	332
1.54%, 08/25/2042(i)		20	19		Rosneft Finance SA
WaMu Mortgage Pass-Through Certificates					6.63%, 03/20/2017		500	550
Series 2004-AR14 Trust					6.63%, 03/20/2017		1,000	1,100
2.43%, 01/25/2035(i)		322	320		Shell International Finance BV
					0.45%, 11/15/2016(i)		455	455
WaMu Mortgage Pass-Through Certificates
Series 2004-CB2 Trust					Talisman Energy Inc
5.50%, 07/25/2034		112	115		3.75%, 02/01/2021		1,585	1,527
WaMu Mortgage Pass-Through Certificates					Whiting Petroleum Corp
Series 2006-AR19 Trust					5.00%, 03/15/2019		397	406
0.87%, 01/25/2047(i)		934	919					$19,559
2.21%, 01/25/2047(i)		451	419		Other Asset Backed Securities - 0.47%
WaMu Mortgage Pass-Through Certificates					Belle Haven ABS CDO Ltd
Series 2006-AR7 Trust					0.60%, 11/03/2044(d),(f),(i)		133	51
2.46%, 07/25/2046(i)		383	360		0.64%, 11/03/2044(d),(f),(i)		181	70
Washington Mutual Mortgage Pass-Through					Countrywide Asset-Backed Certificates
Certificates WMALT Series 2006-2 Trust					0.32%, 06/25/2047(i)		1,200	897
6.00%, 03/25/2036(i)		226	194		0.36%, 06/25/2047(i)		1,600	1,211
Wells Fargo Mortgage Backed Securities					Huntington CDO Ltd
2003-J Trust					0.51%, 11/05/2040(d),(f),(i)		202	182
2.61%, 10/25/2033(i)		75	75		JP Morgan Mortgage Acquisition Trust 2006-
Wells Fargo Mortgage Backed Securities					WMC3
2004-A Trust					0.28%, 08/25/2036(i)		471	243
4.19%, 02/25/2034(i)		243	244		Merrill Lynch Mortgage Investors Trust Series
Wells Fargo Mortgage Backed Securities					2006-RM4
2005-11 Trust					0.25%, 09/25/2037(i)		72	19
5.50%, 11/25/2035		93	95		Newcastle CDO V Ltd
Wells Fargo Mortgage Backed Securities					0.59%, 12/24/2039(f),(i)		213	204
2005-12 Trust					Sierra Madre Funding Ltd
5.50%, 11/25/2035		145	146		0.55%, 09/07/2039(d),(e),(f),(i)		503	362
Wells Fargo Mortgage Backed Securities					0.57%, 09/07/2039(d),(e),(f),(i)		1,229	889
2005-17 Trust					Sierra Timeshare 2012-1 Receivables Funding
5.50%, 01/25/2036(i)		194	195		LLC
			$34,848		2.84%, 11/20/2028(f)		67	69

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2013 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's)		Value (000's)

Other Asset Backed Securities (continued)					Sovereign (continued)
Sierra Timeshare 2013-1 Receivables Funding					Hazine Mustesarligi Varlik Kiralama AS
LLC					4.56%, 10/10/2018(f)		$1,000	$1,010
1.59%, 11/20/2029(f),(i)		$342	$341		Hellenic Republic Government International
Sierra Timeshare 2013-3 Receivables Funding					Bond
LLC					5.00%, 08/22/2016	JPY	325,000	2,820
2.20%, 10/20/2030(f),(i)		517	520		Hungary Government International Bond
TAL Advantage V LLC					5.75%, 11/22/2023		$1,100	1,089
3.55%, 11/20/2038(e),(f),(i)		525	525		Mexican Bonos
Triaxx Prime CDO 2007-1 Ltd					6.50%, 06/10/2021(i)	MXN	45,750	3,631
0.43%, 10/02/2039(f),(i)		178	118		7.75%, 12/14/2017(i)		26,000	2,201
			$5,701		8.50%, 12/13/2018(i)		5,000	439
					Mexico Cetes
Packaging & Containers - 0.04%					0.00%, 02/06/2014(c)		100,000	757
Ardagh Packaging Finance PLC					0.00%, 02/20/2014(c)		600,000	4,536
9.13%, 10/15/2020(f)		410	443
					New Zealand Government Bond
					2.02%, 09/20/2025(d),(i)	NZD	100	77
Pipelines - 0.01%					Perusahaan Penerbit SBSN Indonesia
Copano Energy LLC / Copano Energy Finance					6.13%, 03/15/2019(f)		$2,361	2,503
Corp					Residual Funding Corp Principal Strip
7.13%, 04/01/2021		68	78		0.00%, 10/15/2019(c),(j)		100	88
					Russian Foreign Bond - Eurobond
					4.50%, 04/04/2022(f)		200	204
Real Estate - 0.23%					4.88%, 09/16/2023(f)		3,000	3,067
Franshion Investment Ltd					Slovenia Government International Bond
4.70%, 10/26/2017		1,250	1,250		4.70%, 11/01/2016(f)	EUR	500	707
Lai Sun International Finance 2012 Ltd					4.75%, 05/10/2018		$3,500	3,518
5.70%, 01/18/2018		1,000	960		Uruguay Government International Bond
Rialto Holdings LLC / Rialto Corp					4.25%, 04/05/2027	UYU	14,080	680
7.00%, 12/01/2018(f)		633	633
					4.38%, 12/15/2028		9,624	473
			$2,843					$55,695
REITS- 0.02%					Telecommunications - 0.88%
Host Hotels & Resorts LP					Alcatel-Lucent USA Inc
5.25%, 03/15/2022		265	278		6.75%, 11/15/2020(f)		$1,140	1,150
					America Movil SAB de CV
Retail - 0.24%					3.13%, 07/16/2022		200	186
Edcon Holdings Pty Ltd					Brasil Telecom SA
13.38%, 06/30/2019(f)	EUR	1,700	2,446		9.75%, 09/15/2016(f)	BRL	605	232
Foot Locker Inc					Clearwire Communications LLC / Clearwire
8.50%, 01/15/2022		$410	471		Finance Inc
			$2,917		12.00%, 12/01/2017(f)		$105	123
					Cricket Communications Inc
Semiconductors - 0.01%					7.75%, 10/15/2020		325	372
Amkor Technology Inc					Embarq Corp
6.38%, 10/01/2022		85	86		8.00%, 06/01/2036		600	610
6.63%, 06/01/2021		75	77		Level 3 Financing Inc
			$163		6.13%, 01/15/2021(f)		250	254
Software - 0.05%					Millicom International Cellular SA
					6.63%, 10/15/2021(f)		1,800	1,836
Blackboard Inc
7.75%, 11/15/2019(f)		665	658		OTE PLC
					4.63%, 05/20/2016	EUR	1,000	1,386
					Telecom Italia Capital SA
Sovereign - 4.55%					6.00%, 09/30/2034		$240	201
Argentine Republic Government International					6.38%, 11/15/2033		140	122
Bond					7.72%, 06/04/2038		555	532
8.28%, 12/31/2033		10,385	8,230		Verizon Communications Inc
Australia Government Bond					1.78%, 09/15/2016(i)		1,200	1,236
2.75%, 04/21/2024	AUD	1,100	878		2.00%, 09/14/2018(i)		400	421
3.25%, 04/21/2025		1,200	988		2.50%, 09/15/2016		300	311
5.50%, 04/21/2023		5,600	5,634		3.65%, 09/14/2018		200	213
5.75%, 05/15/2021		100	102		4.50%, 09/15/2020		200	215
5.75%, 07/15/2022		100	102		5.15%, 09/15/2023		200	213
Bahrain Government International Bond					6.40%, 09/15/2033		300	335
5.50%, 03/31/2020		$2,290	2,347		6.55%, 09/15/2043		500	569
Brazilian Government International Bond					Virgin Media Finance PLC
8.50%, 01/05/2024	BRL	1,945	733		4.88%, 02/15/2022		275	241
Cyprus Government International Bond								$10,758
3.75%, 11/01/2015(f)	EUR	1,750	2,143
4.38%, 07/15/2014(f)		1,750	2,295
4.63%, 02/03/2020(f)		4,000	4,443

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2013 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)		Value(000	's)	CONVERTIBLE BONDS (continued)	Amount (000's)	Value	(000	's)

Transportation - 0.05%					Environmental Control - 0.05%
Canadian National Railway Co					Covanta Holding Corp
0.44%, 11/06/2015(i)		$610	$610		3.25%, 06/01/2014	$500		$584
Trucking & Leasing - 0.07%					Healthcare - Products - 0.03%
Aviation Capital Group Corp					Hologic Inc
3.88%, 09/27/2016(d),(f)		200	205		2.00%, 03/01/2042	435		444
4.63%, 01/31/2018(f)		305	312
6.75%, 04/06/2021(f)		345	374
					Home Builders - 0.17%
			$891		Lennar Corp
TOTAL BONDS			$243,442		2.75%, 12/15/2020(a),(f)	775		1,318
	Principal				3.25%, 11/15/2021(a),(f)	225		376
CONVERTIBLE BONDS - 3.96%	Amount (000's)		Value(000	's)	Standard Pacific Corp
Aerospace & Defense - 0.02%					1.25%, 08/01/2032	300		376
L-3 Communications Holdings Inc								$2,070
3.00%, 08/01/2035(a)		225	264
					Insurance - 0.20%
					MGIC Investment Corp
Airlines - 0.03%					2.00%, 04/01/2020	300		403
Lufthansa Malta Blues LP					5.00%, 05/01/2017	400		446
0.75%, 04/05/2017	EUR	200	381		Radian Group Inc
					2.25%, 03/01/2019	800		1,183
					3.00%, 11/15/2017	275		393
Automobile Manufacturers - 0.16%								$2,425
Ford Motor Co
4.25%, 11/15/2016		$430	870		Internet - 0.64%
Tesla Motors Inc					Equinix Inc
1.50%, 06/01/2018		325	409		4.75%, 06/15/2016(a)	1,325		2,644
Volkswagen International Finance NV					priceline.com Inc
5.50%, 11/09/2015(f)	EUR	400	650		0.35%, 06/15/2020(f)	548		627
			$1,929		1.00%, 03/15/2018	209		293
					VeriSign Inc
Biotechnology - 0.50%					3.25%, 08/15/2037(a)	2,375		4,100
Exelixis Inc					Web.com Group Inc
4.25%, 08/15/2019(a)		$200	234
					1.00%, 08/15/2018	200		213
Gilead Sciences Inc								$7,877
1.63%, 05/01/2016(a)		1,300	4,274
Regeneron Pharmaceuticals Inc					Investment Companies - 0.05%
1.88%, 10/01/2016(a)		450	1,577		Ares Capital Corp
			$6,085		5.75%, 02/01/2016(a),(f)	525		567
Building Materials - 0.12%
Cemex SAB de CV					Iron & Steel - 0.05%
3.25%, 03/15/2016(a)		1,200	1,503		United States Steel Corp
					2.75%, 04/01/2019	284		351
					4.00%, 05/15/2014	250		261
Coal- 0.03%								$612
Alpha Natural Resources Inc
3.75%, 12/15/2017		200	197		Lodging - 0.08%
Peabody Energy Corp					MGM Resorts International
4.75%, 12/15/2066		195	156		4.25%, 04/15/2015(a)	800		969
			$353
Commercial Services - 0.12%					Machinery - Diversified - 0.07%
Avis Budget Group Inc					Chart Industries Inc
3.50%, 10/01/2014(a)		625	1,435		2.00%, 08/01/2018(a)	575		896
Computers - 0.03%					Mining - 0.01%
SanDisk Corp					Stillwater Mining Co
1.50%, 08/15/2017		235	337		1.75%, 10/15/2032	100		106
Electrical Components & Equipment - 0.24%					Oil & Gas - 0.24%
General Cable Corp					Chesapeake Energy Corp
4.50%, 11/15/2029(a)		2,200	2,342		2.50%, 05/15/2037	225		230
SunPower Corp					2.75%, 11/15/2035	65		68
4.50%, 03/15/2015(a)		400	565		Essar Energy Investment Ltd
			$2,907		4.25%, 02/01/2016	3,500		2,608
								$2,906

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2013 (unaudited)

	Principal				Principal
CONVERTIBLE BONDS (continued)	Amount (000's)	Value(000	's)	MUNICIPAL BONDS (continued)	Amount (000's)	Value	(000	's)

Oil & Gas Services - 0.04%				New York - 0.09%
Exterran Holdings Inc				Metropolitan Transportation Authority
4.25%, 06/15/2014	$125	$178		7.13%, 11/15/2030	$500		$544
Hornbeck Offshore Services Inc				New York City Water & Sewer System
1.50%, 09/01/2019	310	375		5.72%, 06/15/2042	500		582
		$553					$1,126
Pharmaceuticals - 0.07%				Texas- 0.02%
BioMarin Pharmaceutical Inc				North Texas Higher Education Authority Inc
0.75%, 10/15/2018	83	88		1.35%, 04/01/2040(i)	209		211
1.50%, 10/15/2020	81	88
Mylan Inc/PA				TOTAL MUNICIPAL BONDS			$3,124
3.75%, 09/15/2015	145	484		SENIOR FLOATING RATE INTERESTS -	Principal
Theravance Inc				3.06%	Amount (000's)	Value	(000	's)
2.13%, 01/15/2023	100	153
		$813		Advertising - 0.07%
				Acosta Inc, Term Loan
REITS- 0.34%				4.25%, 03/03/2018(i)	$130		$130
Annaly Capital Management Inc				Affinion Group Inc, Term Loan B
5.00%, 05/15/2015(a)	350	355		0.00%, 10/09/2016(i),(k)	180		178
Digital Realty Trust LP				Catalina Marketing Corp, Term Loan B
5.50%, 04/15/2029(a),(f)	125	154		5.25%, 10/07/2020(i)	325		328
Extra Space Storage LP				Getty Images Inc, Term Loan B
2.38%, 07/01/2033(f)	100	100		4.75%, 10/03/2019(i)	228		211
Health Care REIT Inc							$847
3.00%, 12/01/2029(a)	825	940
Host Hotels & Resorts LP				Aerospace & Defense - 0.09%
2.50%, 10/15/2029(a),(f)	750	1,082		Accudyne Industries Borrower SCA, Term
SL Green Operating Partnership LP				Loan
3.00%, 10/15/2017(a),(f)	1,250	1,535		4.00%, 12/05/2019(i)	848		847
		$4,166		Sequa Corp, Term Loan B
				5.25%, 05/29/2017(i)	124		123
Semiconductors - 0.62%				TransDigm Inc, Term Loan C
Intel Corp				3.75%, 02/28/2020(i)	85		85
2.95%, 12/15/2035	160	174					$1,055
3.25%, 08/01/2039	275	352
Microchip Technology Inc				Agriculture - 0.03%
2.13%, 12/15/2037(a)	1,175	1,979		Arysta Lifescience SPC LLC, Term Loan
				4.50%, 05/22/2020(i)	214		215
Micron Technology Inc
2.13%, 02/15/2033(f)	200	402		Pinnacle Operating Corp, Term Loan B
				4.75%, 11/14/2018(i)	168		169
2.38%, 05/01/2032	975	2,192
3.13%, 05/01/2032	570	1,267					$384
NVIDIA Corp				Automobile Manufacturers - 0.06%
1.00%, 12/01/2018(f),(h)	100	100
				Chrysler Group LLC, Term Loan B
Xilinx Inc				4.25%, 05/24/2017(i)	517		521
2.63%, 06/15/2017	190	296		Navistar Inc, Term Loan B
3.13%, 03/15/2037(a)	575	884		5.75%, 08/16/2017(i)	175		177
		$7,646					$698
Software - 0.02%				Automobile Parts & Equipment - 0.03%
Nuance Communications Inc				TI Group Automotive Systems LLC, Term
2.75%, 11/01/2031	305	291		Loan B
				5.50%, 03/27/2019(i)	393		396
Telecommunications - 0.03%
Ciena Corp				Beverages - 0.03%
3.75%, 10/15/2018(f)	270	371
				DS Waters of America Inc, Term Loan
				5.25%, 08/19/2020(i)	370		372
TOTAL CONVERTIBLE BONDS		$48,490
	Principal
MUNICIPAL BONDS - 0.25%	Amount (000's)	Value(000	's)	Building Materials - 0.01%
				Quikrete Co Inc, Term Loan B
California - 0.10%				4.00%, 09/18/2020(i)	145		146
Bay Area Toll Authority
7.04%, 04/01/2050	$500	$624
State of California				Chemicals - 0.19%
7.70%, 11/01/2030	500	587		Ascend Performance Materials LLC, Term
		$1,211		Loan B
				6.75%, 04/04/2018(i)	429		408
Illinois - 0.04%				Chemtura Corp, Term Loan B
Chicago Transit Authority				3.50%, 08/29/2016(i)	85		85
6.90%, 12/01/2040	500	576		Huntsman International LLC, Term Loan B
				0.00%, 01/31/2021(i),(k)	360		360

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2013 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)

Chemicals (continued)			Diversified Financial Services - 0.08%
MacDermid Inc, Term Loan			American Beacon Advisors, Term Loan
4.00%, 06/05/2020(i)	$155	$155	0.00%, 11/20/2019(i),(k)	$340	$338
Nexeo Solutions LLC, Term Loan B			CeramTec Acquisition Corp, Term Loan B2
5.00%, 09/08/2017(i)	360	358	4.25%, 08/30/2020(i)	5	5
Nexeo Solutions LLC, Term Loan B-New			CeramTec Service GmbH, Term Loan B1
0.00%, 09/08/2017(i),(k)	83	83	4.25%, 07/30/2020(i)	50	50
OCI Beaumont LLC, Term Loan B2			Duff & Phelps LLC, Term Loan B
6.25%, 08/13/2019(i)	97	97	4.50%, 03/12/2020(i)	180	179
Taminco Global Chemical Corp, Term Loan			Flying Fortress Inc, Term Loan
B			3.50%, 06/30/2017(i)	177	177
4.25%, 02/15/2019(i)	223	224	Springleaf Financial Funding Co, Term Loan
Tata Chemicals North America Inc, Term			B2
Loan B			4.75%, 09/25/2019(i)	250	253
3.75%, 08/07/2020(i)	95	95			$1,002
Univar Inc, Term Loan B
5.00%, 06/30/2017(i)	429	422	Electric - 0.07%
		$2,287	Calpine Construction Finance Co LP, Delay-
			Draw Term Loan B1-DD
Coal- 0.09%			3.00%, 04/24/2020(i)	264	262
Murray Energy Corp, Term Loan			Calpine Corp, Term Loan B4
0.00%, 11/21/2019(i),(k)	234	236	0.00%, 10/30/2020(i),(k)	195	196
4.75%, 05/17/2019(i)	15	15	NRG Energy Inc, Term Loan B
Patriot Coal Corp, DIP Term Loan			2.75%, 07/01/2018(i)	378	377
9.25%, 12/09/2013(i)	574	573			$835
Peabody Energy Corp, Term Loan B
4.25%, 09/20/2020(i)	300	301	Electrical Components & Equipment - 0.03%
		$1,125	Generac Power Systems Inc, Term Loan B
			3.50%, 06/22/2018(i)	369	369
Commercial Services - 0.15%
Brand Energy & Infrastructure, Term Loan
0.00%, 11/20/2020(i),(k)	440	442	Electronics - 0.02%
			Allflex Holdings III Inc, Term Loan
Drew Marine, Term Loan			4.25%, 06/05/2020(i)	125	125
0.00%, 11/19/2020(i),(k)	22	22
			Sensus USA Inc, Term Loan
Garda World Security Corp, Term Loan B			8.50%, 05/09/2018(i)	80	80
4.00%, 11/06/2020(i)	157	157
Harland Clarke Holdings Corp, Term Loan B					$205
5.41%, 06/30/2017(i)	319	319	Entertainment - 0.03%
KAR Auction Services Inc, Term Loan B			Kasima LLC, Term Loan B
3.75%, 05/19/2017(i)	199	200	3.25%, 05/17/2021(i)	265	264
Pacific Industrial Services BidCo Pty Ltd,			WMG Acquisition Corp, Term Loan B
Term Loan B			3.75%, 07/07/2020(i)	124	124
5.00%, 09/24/2018(i)	260	263			$388
TMS International Corp, Term Loan B
4.50%, 10/02/2020(i)	440	443	Environmental Control - 0.03%
		$1,846	Metal Services LLC, Term Loan
			7.75%, 05/30/2017(i)	426	428
Computers - 0.02%
Oberthur Technologies of America Corp, Term
Loan B2			Food- 0.26%
5.75%, 10/09/2019(i)	140	141	Del Monte Corp, Term Loan B-New
			4.00%, 03/08/2018(i)	850	853
SunGard Data Systems Inc, Term Loan E
4.00%, 03/07/2020(i)	154	156	Del Monte Corp, Term Loan
			0.00%, 01/26/2021(i),(k)	155	156
		$297	HJ Heinz Co, Term Loan B2
Consumer Products - 0.07%			3.50%, 03/27/2020(i)	299	301
Dell International LLC, Term Loan B			3.50%, 03/27/2020(i)	399	401
4.50%, 03/24/2020(i)	200	198	Hostess Brands Inc, Term Loan B
4.50%, 03/24/2020(i)	375	371	6.75%, 03/12/2020(i)	260	268
Dell International LLC, Term Loan C			Reddy Ice Corp, Term Loan
3.75%, 09/24/2018(i)	100	100	6.75%, 05/01/2019(i)	175	175
Jarden Corp, Term Loan B1			Sprouts Farmers Markets Holdings LLC, Term
2.91%, 09/30/2020(i)	140	140	Loan
		$809	4.00%, 04/12/2020(i)	164	164
			SUPERVALU Inc, Term Loan
Distribution & Wholesale - 0.03%			5.00%, 03/21/2019(i)	459	461
American Builders & Contractors Supply Co			US Foods Inc, Term Loan B
Inc, Term Loan B			4.50%, 05/31/2019(i)	369	370
3.50%, 04/05/2020(i)	275	275
Spin Holdco Inc, Term Loan B					$3,149
4.25%, 11/08/2019(i)	90	90
		$365

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2013 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)

Food Service - 0.01%			Lodging (continued)
Brasa Inc, Term Loan			Seminole Hard Rock Entertainment Inc, Term
11.00%, 01/18/2020(i)	$84	$84	Loan B
			3.50%, 05/08/2020(i)	$75	$75
Hand & Machine Tools - 0.01%					$690
Harbor Freight Tools USA Inc, Term Loan B			Machinery - Construction & Mining - 0.03%
4.75%, 07/25/2019(i)	90	91	TNT Crane & Rigging Inc, Term Loan
			0.00%, 11/26/2020(i),(k)	354	351
Healthcare - Products - 0.07%
Biomet Inc, Term Loan B2			Machinery - Diversified - 0.05%
3.66%, 07/25/2017(i)	11	11	Edwards Cayman Islands II Ltd, Term Loan
3.67%, 07/25/2017(i)	351	354	B
3.67%, 07/25/2017(i)	239	241	4.50%, 03/21/2020(i)	290	289
3.75%, 07/25/2017(i)	197	198	Gardner Denver Inc, Term Loan
		$804	4.25%, 07/23/2020(i)	390	388
Healthcare - Services - 0.04%					$677
Apria Healthcare Group Inc, Term Loan			Media- 0.22%
6.75%, 04/01/2020(i)	369	370	Charter Communications Operating LLC,
United Surgical Partners International Inc,			Term Loan E
Term Loan B			3.00%, 04/10/2020(i)	294	290
4.75%, 04/03/2019(i)	79	80	Charter Communications Operating LLC,
		$450	Term Loan F
			3.00%, 01/19/2021(i)	190	187
Home Furnishings - 0.03%			CSC Holdings LLC, Term Loan B
Tempur Sealy International Inc, Term Loan B			2.66%, 04/15/2020(i)	439	434
3.50%, 12/31/2019(i)	371	370
			Sinclair Television Group Inc, Term Loan B-
			New
Housewares - 0.03%			3.00%, 10/28/2016(i)	595	590
Wilsonart International Holding LLC, Term			Springer Science & Business Media Inc, Term
Loan B			Loan
4.00%, 10/24/2019(i)	368	364	5.00%, 07/24/2020(i)	390	391
			Tribune Co, Term Loan
			0.00%, 11/20/2020(i),(k)	390	388
Insurance - 0.10%			Virgin Media Investment Holdings Ltd, Term
AmWins Group LLC, Term Loan
5.00%, 02/20/2020(i)	194	194	Loan B
			3.50%, 02/15/2020(i)	370	370
Asurion LLC, Term Loan B1
4.50%, 05/24/2019(i)	398	398			$2,650
Asurion LLC, Term Loan B2			Metal Fabrication & Hardware - 0.05%
3.50%, 06/19/2020(i)	120	118	Ameriforge Group Inc, Term Loan B
CGSC of Delaware Holdings Corp, Term			5.00%, 01/22/2020(i)	109	110
Loan			Crosby Worldwide, Term Loan
8.25%, 10/16/2020(i)	145	142	0.00%, 11/06/2020(i),(k)	315	315
CGSC of Delaware Holdings Corp, Term Loan			Doncasters Group Ltd, Term Loan
B			5.50%, 04/05/2020(i)	184	186
5.00%, 04/16/2020(i)	350	345	Transtar Holding Company, Term Loan
		$1,197	5.50%, 10/02/2018(i)	45	44
Internet - 0.03%					$655
Zayo Group LLC, Term Loan B			Mining - 0.05%
4.50%, 06/15/2019(i)	327	326	FMG Resources August 2006 Pty Ltd, Term
			Loan
			4.25%, 06/30/2019(i)	559	564
Investment Companies - 0.01%
Grosvenor, Term Loan
0.00%, 11/25/2020(i),(k)	170	170	Miscellaneous Manufacturing - 0.03%
			CeramTec GmbH, Term Loan B3
			4.25%, 08/30/2020(i)	15	15
Leisure Products & Services - 0.03%
SRAM LLC, Term Loan B			Filtration Group Inc, Term Loan B
			0.00%, 11/13/2020(i),(k)	125	126
4.00%, 06/07/2018(i)	345	343
			MEI Inc, Term Loan B
			5.00%, 08/20/2020(i)	215	216
Lodging - 0.06%					$357
Boyd Gaming Corp, Term Loan B
4.00%, 08/07/2020(i)	175	175	Oil & Gas - 0.03%
Hilton Worldwide Finance LLC, Term Loan			Fieldwood Energy LLC, Term Loan
			3.88%, 09/28/2018(i)	160	161
B
4.00%, 09/23/2020(i)	439	440	Pacific Drilling SA, Term Loan B
			4.50%, 05/18/2018(i)	200	201

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2013 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)

Oil & Gas (continued)			Software (continued)
Power Buyer LLC, Delay-Draw Term Loan			Deltek Inc, Term Loan B
DD			5.00%, 10/04/2018(i)		$74	$75
3.69%, 05/06/2020(i)	$4	$4	Nuance Communications Inc, Term Loan C
Power Buyer LLC, Term Loan			2.92%, 03/31/2016(i)		125	124
4.25%, 05/06/2020(i)	65	64	Renaissance Learning Inc, Term Loan
		$430	5.00%, 10/16/2020(i)		400	400
			Rocket Software Inc, Term Loan
Oil & Gas Services - 0.02%			10.25%, 02/08/2019(i)		150	150
Pinnacle Holdco Sarl, Term Loan			SS&C Technologies Holdings Europe SARL,
10.50%, 07/24/2020(i)	115	116
			Term Loan B2
Stallion Oilfield Holdings Inc, Term Loan			3.25%, 06/08/2019(i)		32	32
8.00%, 06/18/2018(i)	80	81
			SS&C Technologies Inc, Term Loan B1
		$197	3.25%, 06/08/2019(i)		313	314
Packaging & Containers - 0.04%			Triple Point Technology Inc, Term Loan
Berlin Packaging LLC, Term Loan			9.25%, 07/09/2021(i)		315	268
4.75%, 03/28/2020(i)	260	263	TriZetto Group Inc/The, Term Loan
FPC Holdings Inc, Term Loan			8.50%, 03/27/2019(i)		55	52
5.25%, 11/15/2019(i)	126	123	TriZetto Group Inc/The, Term Loan B
Pact Group USA Inc, Term Loan B			4.75%, 05/02/2018(i)		271	267
3.75%, 05/22/2020(i)	145	143				$2,832
		$529	Telecommunications - 0.26%
Pharmaceuticals - 0.09%			Alcatel-Lucent USA Inc, Term Loan C
Akorn Inc, Term Loan B			5.75%, 01/29/2019(i)		1,158	1,167
0.00%, 11/13/2020(i),(k)	184	185	Alcatel-Lucent USA Inc, Term Loan D
Amneal Pharmaceuticals LLC, Term Loan B			6.25%, 01/29/2019(i)	EUR	551	749
5.75%, 10/31/2019(i)	310	310	Cincinnati Bell Inc, Term Loan B
Quintiles Transnational Corp, Term Loan B2			4.00%, 08/20/2020(i)		$175	175
4.00%, 06/08/2018(i)	299	299	Crown Castle Operating Co, Term Loan B
Quintiles Transnational Corp, Term Loan B3			3.25%, 01/31/2019(i)		439	438
0.00%, 06/08/2018(i),(k)	362	362	Integra Telecom Holdings Inc, Term Loan
		$1,156	5.25%, 02/22/2019(i)		60	60
			Level 3 Financing Inc, Term Loan B
Pipelines - 0.02%			4.00%, 01/15/2020(i)		278	280
Energy Transfer Equity, Term Loan			Level 3 Financing Inc, Term Loan BIII
0.00%, 11/15/2019(i),(k)	265	264	4.00%, 08/01/2019(i)		70	71
			LTS Buyer LLC, Term Loan
			4.50%, 04/01/2020(i)		259	259
Private Equity - 0.01%
HarbourVest Partners LLC, Term Loan						$3,199
4.75%, 11/20/2017(i)	131	131	TOTAL SENIOR FLOATING RATE INTERESTS			$37,402
			U.S. GOVERNMENT & GOVERNMENT	Principal
			AGENCY OBLIGATIONS - 14.36%	Amount (000's) Value (000's)
Retail - 0.08%
BJ's Wholesale Club Inc, Term Loan B			Federal Home Loan Bank - 0.43%
4.50%, 09/26/2019(i)	350	351	0.06%, 01/02/2014(l)		$1,200	$1,200
Hudson's Bay Co, Term Loan B			0.07%, 01/22/2014(l)		400	400
4.75%, 10/07/2020(i)	210	213
			0.13%, 01/08/2014(l)		2,500	2,500
Neiman Marcus Group LTD Inc, Term Loan			3.40%, 01/03/2014(l)		1,200	1,200
5.00%, 10/16/2020(i)	375	377
Serta Simmons Holdings LLC, Term Loan B						$5,300
0.00%, 09/19/2019 (i),(k)	71	71	Federal Home Loan Mortgage Corporation (FHLMC) -
			0.47%
		$1,012	0.07%, 01/06/2014(l)		4,100	4,100
Semiconductors - 0.04%			0.13%, 08/01/2014(l)		800	799
Microsemi Corp, Term Loan			4.50%, 05/01/2039		353	377
0.00%, 02/19/2020(i),(k)	300	301	4.50%, 11/01/2039		484	515
NXP Semiconductor NV, Term Loan						$5,791
0.00%, 01/10/2020(i),(k)	205	205
			Federal National Mortgage Association (FNMA) - 1.72%
		$506	2.50%, 11/01/2042		992	913
Software - 0.23%			2.50%, 03/01/2043		998	919
Activision Blizzard Inc, Term Loan B			2.50%, 04/01/2043		998	919
3.25%, 07/26/2020(i)	165	165	2.50%, 04/01/2043		998	919
Applied Systems Inc, Term Loan			3.00%, 05/01/2043		995	961
8.25%, 06/08/2017(i)	70	70	3.00%, 06/01/2043		997	963
Blackboard Inc, Term Loan B3			3.00%, 07/01/2043		998	964
4.75%, 10/04/2018(i)	310	312	3.00%, 08/01/2043		998	964
BMC Foreign Holding Co, Term Loan B			3.00%, 08/01/2043		998	964
5.00%, 08/07/2020(i)	199	201	3.00%, 08/01/2043		995	961
BMC Software Finance Inc, Term Loan B			3.00%, 08/01/2043		998	964
5.00%, 08/07/2020(i)	400	402	4.00%, 04/01/2024		197	209

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2013 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			REPURCHASE AGREEMENTS	Maturity
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	(continued)	Amount (000's)	Value(000	's)

Federal National Mortgage Association (FNMA) (continued)				Banks (continued)
4.00%, 02/01/2025	$12	$12		Barclays Bank PLC Repurchase Agreement on $	1,834	$1,834
4.00%, 05/01/2025	693	738		securities sold short; (0.10)% dated
4.00%, 12/01/2039	994	1,038		11/27/2013 maturing 12/02/2013
4.00%, 01/01/2043(m)	8,000	8,319		(collateralized by United States Treasury
5.00%, 06/01/2041	240	262		Note/Bond; $1,864,494; 2.50%; dated
		$20,989		08/15/23)(c)
Government National Mortgage Association (GNMA) -				Barclays Bank PLC Repurchase Agreement on	1,711	1,711
0.40%				securities sold short; (0.14)% dated
3.00%, 06/15/2043	820	803		11/27/2013 maturing 12/02/2013
3.00%, 06/15/2043	96	94		(collateralized by Qtel International
3.00%, 06/15/2043	68	67		Finance Ltd; $1,760,400; 4.50%; dated
3.00%, 06/15/2043	3,975	3,891		01/31/43)(c)
		$4,855		Barclays Bank PLC Repurchase Agreement on	984	984
				securities sold short; (0.15)% dated
U.S. Treasury - 6.34%				11/27/2013 maturing 12/02/2013
0.13%, 07/31/2014	400	400		(collateralized by Country Garden Holdings
0.25%, 05/31/2014	400	400		Co Ltd; $996,667; 7.50%; dated
0.25%, 06/30/2014	200	200		01/10/23)(c)
0.25%, 08/31/2014	200	200		Barclays Bank PLC Repurchase Agreement on	6,386	6,386
0.25%, 09/15/2014	100	100		securities sold short; (0.15)% dated
0.25%, 09/30/2014	1,400	1,401		11/27/2013 maturing 12/02/2013
0.25%, 09/30/2015	5,200	5,200		(collateralized by Petroleos de Venezuela
0.38%, 02/15/2016	1,700	1,702		SA; $6,407,489; 4.90%; dated 10/28/14)(c)
0.38%, 03/15/2016	1,000	1,001		Barclays Bank PLC Repurchase Agreement on	1,535	1,535
0.50%, 08/15/2014	2,100	2,105		securities sold short; (0.25)% dated
0.63%, 07/15/2014	2,800	2,808		11/27/2013 maturing 12/02/2013
0.63%, 04/30/2018	17,700	17,300		(collateralized by Banco Nacional de
1.00%, 05/15/2014(n)	1,000	1,004
				Desenvolvimento Economico e Social;
1.25%, 10/31/2018	2,000	1,992		$1,554,500; 5.50%; dated 07/12/20)(c)
1.38%, 06/30/2018	11,300	11,377		Barclays Bank PLC Repurchase Agreement on	2,903	2,903
1.38%, 07/31/2018	11,200	11,266		securities sold short; (0.30)% dated
1.38%, 09/30/2018	15,600	15,649		11/27/2013 maturing 12/02/2013
1.38%, 02/28/2019	500	498		(collateralized by Spain Government Bond;
1.50%, 06/30/2016	700	719		$2,965,586; 4.80%; dated 01/31/24)(c)
1.50%, 03/31/2019	1,000	1,000		Barclays Bank PLC Repurchase Agreement on	1,059	1,059
2.13%, 02/29/2016	1,200	1,248		securities sold short; (0.30)% dated
		$77,570		11/27/2013 maturing 12/02/2013
U.S. Treasury Bill - 4.53%				(collateralized by Brazilian Government
0.02%, 12/05/2013(l),(o)	12,000	12,000		International Bond; $1,077,333; 4.88%;
0.02%, 02/27/2014(l),(p)	505	505		dated 01/22/21)(c)
0.05%, 02/20/2014(l),(o)	6,000	5,999		Barclays Bank PLC Repurchase Agreement on	1,348	1,348
0.06%, 01/09/2014(l),(o)	5,000	5,000		securities sold short; (0.30)% dated
0.07%, 01/23/2014(l),(o)	10,000	10,000		11/27/2013 maturing 12/02/2013
0.08%, 02/20/2014(l)	10,000	9,989		(collateralized by Development Bank of
0.14%, 08/21/2014(l)	12,000	11,992		Kazakhstan JSC; $1,368,044; 4.13%; dated
				12/10/22)(c)
		$55,485
				Barclays Bank PLC Repurchase Agreement on	3,193	3,193
U.S. Treasury Inflation-Indexed Obligations - 0.47%				securities sold short; (0.40)% dated
0.13%, 01/15/2023	507	487		11/27/2013 maturing 12/02/2013
0.63%, 07/15/2021	4,467	4,618		(collateralized by Hungary Government
0.75%, 02/15/2042	829	683		International Bond; $3,253,656; 6.38%;
		$5,788		dated 03/29/21)(c)
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY				Barclays Bank PLC Repurchase Agreement on	1,522	1,522
OBLIGATIONS		$175,778		securities sold short; (0.50)% dated
	Maturity			11/27/2013 maturing 12/02/2013
REPURCHASE AGREEMENTS - 3.52%	Amount (000's)	Value(000	's)	(collateralized by POSCO; $1,553,527;
				4.25%; dated 10/28/20)(c)
Banks- 3.52%				Barclays Bank PLC Repurchase Agreement on	1,868	1,868
Barclays Bank PLC Repurchase Agreement on $	452	$452		securities sold short; (0.55)% dated
securities sold short; (0.10)% dated				11/27/2013 maturing 12/02/2013
11/27/2013 maturing 12/02/2013				(collateralized by Sri Lanka Government
(collateralized by United States Treasury				International Bond; $1,890,799; 5.88%;
Note/Bond; $459,698; 2.50%; dated				dated 07/25/22)(c)
08/15/23)(c)
				Barclays Bank PLC Repurchase Agreement on	1,006	1,006
Barclays Bank PLC Repurchase Agreement on	443	443		securities sold short; (0.65)% dated
securities sold short; (0.10)% dated				11/27/2013 maturing 12/02/2013
11/27/2013 maturing 12/02/2013				(collateralized by Turkiye Garanti Bankasi
(collateralized by United States Treasury				AS; $1,020,344; 6.25%; dated 04/20/21)(c)
Note/Bond; $449,811; 2.50%; dated
08/15/23)(c)

See accompanying notes.

Schedule of Investments Global Multi-Strategy Fund November 30, 2013 (unaudited)

REPURCHASE AGREEMENTS	Maturity			(f)	Security exempt from registration under Rule 144A of the Securities Act of
(continued)	Amount (000's)	Value(000	's)	1933. These securities may be resold in transactions exempt from
				registration, normally to qualified institutional buyers. Unless otherwise
Banks (continued)				indicated, these securities are not considered illiquid. At the end of the
Barclays Bank PLC Repurchase Agreement on	1,916	1,916		period, the value of these securities totaled $71,851 or 5.87% of net
securities sold short; (0.75)% dated				assets.
11/27/2013 maturing 12/02/2013				(g)	Restricted Security. At the end of the period, the value of this security
(collateralized by Bank of India/London;				totaled $75 or 0.01% of the net assets. The security was purchased
$1,938,896; 3.63%; dated 09/21/18)(c)
				September 26, 2012 at a cost of $33.
Barclays Bank PLC Repurchase Agreement on $	3,352	$3,352		(h) Security purchased on a when-issued basis.
securities sold short; (1.15)% dated				(i) Variable Rate. Rate shown is in effect at November 30, 2013.
11/27/2013 maturing 12/02/2013				(j) Security is a Principal Only Strip.
(collateralized by Petrobras Global Finance				(k)	This Senior Floating Rate Note will settle after November 30, 2013, at
BV; $3,440,565; 4.25%; dated 10/02/23)(c)
				which time the interest rate will be determined.
Investment in Joint Trading Account; Barclays	921	921		(l) Rate shown is the discount rate of the original purchase.
Bank PLC Repurchase Agreement; 0.06%				(m)	Security was purchased in a "to-be-announced" ("TBA") transaction. See
dated 11/29/2013 maturing 12/02/2013				Notes to Financial Statements for additional information.
(collateralized by US Government				(n)	Security or a portion of the security was pledged to cover margin
Securities; $939,357; 0.63% - 3.13%; dated				requirements for swap and/or swaption contracts. At the end of the period,
07/15/16 - 05/15/21)				the value of these securities totaled $475 or 0.04% of net assets.
Investment in Joint Trading Account; Credit	2,105	2,105		(o)	Security or portion of the security was pledged as collateral for reverse
Suisse Repurchase Agreement; 0.07%				repurchase agreements. At the end of the period, the value of these
dated 11/29/2013 maturing 12/02/2013				securities totaled $59,997 or 4.90% of net assets.
(collateralized by US Government				(p)	Security or a portion of the security was pledged to cover margin
Securities; $2,147,102; 0.00%; dated				requirements for futures contracts. At the end of the period, the value of
08/15/16 - 02/15/41)				these securities totaled $505 or 0.04% of net assets.
Investment in Joint Trading Account; Deutsche	2,197	2,197
Bank Repurchase Agreement; 0.09% dated
11/29/2013 maturing 12/02/2013
(collateralized by US Government				Portfolio Summary (unaudited)
Securities; $2,241,038; 0.00% - 6.03%;				Sector	Percent
dated 12/04/13 - 02/15/43)				Financial	16 .57%
Investment in Joint Trading Account; Merrill	1,018	1,018		Government	16 .23%
Lynch Repurchase Agreement; 0.07%				Consumer, Non-cyclical	14 .24%
dated 11/29/2013 maturing 12/02/2013				Consumer, Cyclical	11 .45%
(collateralized by US Government				Communications	10 .67%
Securities; $1,037,909; 0.00% - 4.63%;				Industrial	9.39%
dated 02/28/17 - 02/15/40)				Technology	7.07%
JP Morgan Repurchase Agreement; 0.10%	900	900		Energy	6.44%
dated 11/27/2013 maturing 12/02/2013				Mortgage Securities	5.87%
(collateralized by US Government Security;				Basic Materials	2.78%
$910,416; 4.00%; dated 8/15/18)				Asset Backed Securities	1.70%
Royal Bank of Scotland PLC Repurchase	4,500	4,500		Utilities	1.48%
Agreement; 0.08% dated 10/30/2013				Diversified	0.34%
maturing 12/03/2013 (collateralized by US				Exchange Traded Funds	0.23%
Government Security; $4,582,324; 0.13%;				Revenue Bonds	0.20%
dated 04/15/16)				Purchased Options	0.05%
		$43,153		General Obligation Unlimited	0.05%
TOTAL REPURCHASE AGREEMENTS		$43,153		Purchased Interest Rate Swaptions	0.03%
TOTAL PURCHASED OPTIONS - 0.05%		$620		Purchased Forward Volatility Agreements	0.01%
TOTAL PURCHASED FORWARD VOLATILITY				Investments Sold Short	(27.89)%
AGREEMENTS - 0.01%		$88		Other Assets in Excess of Liabilities, Net	23 .09%
TOTAL PURCHASED INTEREST RATE SWAPTIONS -				TOTAL NET ASSETS	100.00%
0.03%		$339
Total Investments		$1,282,769
Liabilities in Excess of Other Assets, Net - (4.80)%		$(58,770)
TOTAL NET ASSETS - 100.00%		$1,223,999

(a)	Security or a portion of the security was pledged as collateral for short sales. At the end of the period, the value of these securities totaled $172,264 or 14.07% of net assets.
(b)	Security or a portion of the security was pledged to cover margin requirements for options contracts. At the end of the period, the value of these securities totaled $17,660 or 1.44% of net assets.
(c)	Non-Income Producing Security
(d)	Security is Illiquid
(e)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. At the end of the period, the fair value of these securities totaled $4,531 or 0.37% of net assets.

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2013 (unaudited)

Credit Default Swaps

Buy Protection
Counterparty (Issuer)		Reference Entity	(Pay)/ Receive Fixed Rate	Expiration Date	Notional Amount		Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Bank of America NA		ABX.HE.AAA.06-2 BP	(0.11)%	05/25/2046		$92	$24	$36	$(12)
Bank of America NA		Australia & New Zealand Banking	(1.00)%	06/20/2018		100	(1)	(1)	—
		Group; 3.75%; 03/10/2017
Bank of America NA		Carnival Corp; 6.65%; 01/15/2028	(1.00)%	09/20/2017		100	(2)	1	(3)
Bank of America NA		CDX. ITRAXX.JPY16.5Y	(1.00)%	12/20/2016	JPY	10,000	(2)	3	(5)
Bank of America NA		Costco Wholesale Corp; 5.50%;	(1.00)%	03/20/2017		$200	(5)	(3)	(2)
		03/15/2017
Bank of America NA		DDR Corp; 7.50%; 07/15/2018	(1.00)%	09/20/2017		200	(1)	7	(8)
Bank of America NA		Kimco Realty Corp; 4.82%; 06/01/2014	(1.00)%	09/20/2017		100	(2)	1	(3)
Bank of America NA		Limited Brands; 6.90%; 07/15/2017	(1.00)%	03/20/2017		200	(1)	7	(8)
Bank of America NA		Macy's Retail Holdings Inc; 7.45%;	(1.00)%	03/20/2017		700	(13)	3	(16)
		07/15/2017
Bank of America NA		Macy's Retail Holdings Inc; 7.45%;	(1.00)%	06/20/2017		100	(2)	—	(2)
		07/15/2017
Bank of America NA		Marriott International Inc; 5.81%;	(1.00)%	03/20/2017		400	(9)	(1)	(8)
		11/10/2015
Bank of America NA		Marriott International Inc; 5.81%;	(1.00)%	12/20/2017		100	(2)	—	(2)
		11/10/2015
Bank of America NA		Nordstrom Inc; 6.95%; 03/15/2028	(1.00)%	12/20/2017		100	(3)	(1)	(2)
Bank of America NA		Standard Chartered Bank	(1.00)%	06/20/2017	EUR	100	(1)	2	(3)
Bank of America NA		Target Corp; 5.38%; 05/01/2017	(1.00)%	06/20/2017		$100	(3)	(2)	(1)
Bank of America NA		Target Corp; 5.38%; 05/01/2017	(1.00)%	09/20/2017		200	(6)	(4)	(2)
Bank of America NA		Target Corp; 5.38%; 05/01/2017	(1.00)%	03/20/2017		200	(6)	(4)	(2)
Bank of America NA	Wal	-Mart Stores Inc; 5.88%;	(1.00)%	06/20/2017		200	(6)	(4)	(2)
		04/05/2027
Barclays Bank PLC		ABX.HE.AAA.07-1 BP	(0.09)%	08/25/2037		88	39	43	(4)
Barclays Bank PLC		BNP Paribas; 4.25%; 01/16/2014	(1.00)%	06/20/2017	EUR	100	(3)	7	(10)
Barclays Bank PLC		EI Du Pont de Nemours; 5.25%;	(1.00)%	03/20/2018		$100	(2)	(2)	—
		12/15/2016
Barclays Bank PLC		Nordstrom Inc; 6.95%; 03/15/2028	(1.00)%	12/20/2017		100	(3)	(1)	(2)
Barclays Bank PLC		Qwest; 7.20%; 11/10/2026	(1.00)%	03/20/2018		100	—	—	—
Barclays Bank PLC		Raytheon Co; 7.20%; 08/15/2027	(1.00)%	03/20/2018		100	(3)	(2)	(1)
Barclays Bank PLC		Xerox Corp; 6.35%; 05/15/2018	(1.00)%	12/20/2018		100	1	1	—
Barclays Bank PLC		Xerox Corp; 6.35%; 05/15/2018	(1.00)%	12/20/2018		100	—	1	(1)
BNP Paribas		Carnival Corp; 6.65%; 01/15/2028	(1.00)%	09/20/2017		300	(7)	(1)	(6)
BNP Paribas		CDX. ITRAXX.SEN19.5Y	(1.00)%	06/20/2018	EUR	300	(2)	7	(9)
BNP Paribas		Newell Rubbermaid Inc; 6.25%;	(1.00)%	06/20/2018		$100	(3)	(2)	(1)
		04/15/2018
BNP Paribas	UPS;	8.38%; 04/01/2030	(1.00)%	09/20/2017		200	(7)	(5)	(2)
Citigroup Inc		CDX.ITRAXX.ASIA	(1.00)%	06/20/2018		2,500	9	9	—
Credit Suisse		Ericsson LM Telefon AB; 5.38%;	(1.00)%	03/20/2018	EUR	100	(2)	2	(4)
		06/27/2017
Credit Suisse		Ericsson LM Telefon AB; 5.38%;	(1.00)%	09/20/2017		100	(2)	3	(5)
		06/27/2017
Credit Suisse		Nordstrom Inc; 6.95%; 03/15/2028	(1.00)%	12/20/2017		$200	(5)	(1)	(4)
Credit Suisse		Whirlpool Corp; 7.75%; 07/15/2016	(1.00)%	12/20/2017		800	(10)	13	(23)
Deutsche Bank AG		Arrow Electronics Inc; 6.88%;	(1.00)%	03/20/2017		100	(2)	—	(2)
		06/01/2018
Deutsche Bank AG		BNP Paribas; 4.25%; 01/16/2014	(1.00)%	03/20/2018	EUR	100	(2)	1	(3)
Deutsche Bank AG		BNP Paribas; 4.25%; 01/16/2014	(1.00)%	03/20/2017		200	(5)	6	(11)
Deutsche Bank AG		CDX. ITRAXX.SEN17.5Y	(1.00)%	06/20/2017		300	(4)	10	(14)
Deutsche Bank AG		CDX. ITRAXX.SEN19.5Y	(1.00)%	06/20/2018		200	(2)	4	(6)
Deutsche Bank AG		Starwood Hotels; 6.75%; 05/15/2018	(1.00)%	03/20/2017		$100	(3)	—	(3)
Deutsche Bank AG		Windstream Corp; 7.875%; 11/01/2017	(5.00)%	12/20/2018		450	(45)	(36)	(9)
Goldman Sachs & Co		ABX.HE.AAA.07-1 BP	(0.09)%	08/25/2037		88	39	43	(4)
Goldman Sachs & Co		Argentine Republic Government	(5.00)%	06/20/2015		4,000	982	1,110	(128)
		International Bond; 8.28%; 12/31/2033
Goldman Sachs & Co		Carnival Corp; 6.65%; 01/15/2028	(1.00)%	03/20/2018		100	(2)	(1)	(1)
Goldman Sachs & Co		Cox Communications Inc; 6.80%;	(1.00)%	09/20/2017		100	(1)	(1)	—
		08/01/2028
Goldman Sachs & Co		Home Depot Inc; 5.88%; 12/16/2036	(1.00)%	12/20/2016		100	(2)	(1)	(1)
Goldman Sachs & Co		Macy's Retail Holdings Inc; 7.45%;	(1.00)%	06/20/2017		100	(2)	—	(2)
		07/15/2017
Goldman Sachs & Co		Marriott International Inc; 5.81%;	(1.00)%	09/20/2017		100	(2)	1	(3)
		11/10/2015
Goldman Sachs & Co		Newell Rubbermaid Inc; 6.25%;	(1.00)%	09/20/2017		100	(3)	—	(3)
		04/15/2018

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2013 (unaudited)

Credit Default Swaps (continued)

Buy Protection (continued)
Counterparty (Issuer)		Reference Entity	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount		Fair Value	Upfront Premiums Paid/(Received)		Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co		Newell Rubbermaid Inc; 6.25%;		(1.00)%	03/20/2018		$100	$(3)		$(1)	$(2)
		04/15/2018
Goldman Sachs & Co		Stanley Works; 4.90%; 11/01/2012		(1.00)%	09/20/2017		100	(2)		(1)	(1)
Goldman Sachs & Co		Target Corp; 5.38%; 05/01/2017		(1.00)%	03/20/2018		100	(4)		(3)	(1)
Goldman Sachs & Co		Xerox Corp; 6.35%; 05/15/2018		(1.00)%	12/20/2018		100	1		1	—
HSBC Securities Inc		China Government International Bond;		(1.00)%	12/20/2018		5,000	(84)		(38)	(46)
		4.25%; 10/28/2014
HSBC Securities Inc		Turkey Government International Bond;		(1.00)%	12/20/2018		3,000	152		139	13
		11.875%; 01/15/2030
HSBC Securities Inc		Turkey Government International Bond;		(1.00)%	12/20/2018		1,000	51		54	(3)
		11.875%; 01/15/2030
JP Morgan Chase		Abu Dhabi Government International		(1.00)%	12/20/2018		5,000	(98)		(93)	(5)
	Bond;	5.50%; 04/08/2014
JP Morgan Chase		Abu Dhabi Government International		(1.00)%	12/20/2018		1,000	(20)		(19)	(1)
	Bond;	5.50%; 4/08/2014
JP Morgan Chase		BNP Paribas; 4.25%; 01/16/2014		(1.00)%	06/20/2017	EUR	100	(3)		7	(10)
JP Morgan Chase		Brazilian Government International		(1.00)%	12/20/2013		$5,000	246		41	205
	Bond;	12.25%; 03/06/2030
JP Morgan Chase		CDX. ITRAXX.SEN16.5Y		(1.00)%	12/20/2016	EUR	200	(2)		7	(9)
JP Morgan Chase		China Government International Bond;		(1.00)%	06/20/2018		$4,500	(84)		(41)	(43)
		4.25%; 10/28/2014
JP Morgan Chase		China Government International Bond;		(1.00)%	09/20/2018		4,000	(71)		(16)	(55)
		4.25%; 10/28/2014
JP Morgan Chase		Emirate of Dubai Government		(5.00)%	12/20/2018		5,000	(654)		(655)	1
		International Bonds; 7.75%; 10/05/2020
JP Morgan Chase		Mexico Government International		(1.00)%	12/20/2018		5,000	5		37	(32)
	Bond;	5.95%; 03/19/2019
Merrill Lynch		CDX. ITRAXX.EUR.XOV		(5.00)%	12/20/2017	EUR	495	(68)		10	(78)
Merrill Lynch		Venezuela Government International		(5.00)%	12/20/2018		$600	153		113	40
	Bond;	9.25%; 9/15/2027
UBS AG		CDX. ITRAXX.MAIN9.10Y		(0.25)%	06/20/2018	EUR	1,800	3		10	(7)
UBS AG		Marriott International Inc; 5.81%;		(1.00)%	03/20/2017		$100	(2)		—	(2)
		11/10/2015
UBS AG		Union Pacific Corp; 6.63%; 02/01/2029		(1.00)%	09/20/2017		100	(3)		(2)	(1)
Total								$418 $		798	$(380)

Sell Protection
Counterparty (Issuer)		Reference Entity	Implied Credit Spread as of November 30, 2013 (c)	(Pay)/ Receive Fixed Rate	Expiration Date	Notional Amount (a)		Fair Value (b)	Upfront Premiums Paid/(Received)		Unrealized Appreciation/ (Depreciation)
Credit Suisse		Energy Future	35.77%	5.00%	06/20/2018		$750	$(235)		$(70)	$(165)
		Intermediate Holding Co
		LLC / EFIH Finance Inc;
		11.25%; 12/01/2018
Deutsche Bank AG		Berkshire Hathaway Inc;	0.95%	1.00%	09/20/2020		100	1		(1)	2
		1.90%; 01/31/2017
Deutsche Bank AG		General Electric Capital	0.10%	1.00%	06/20/2014		100	—		—	—
		Corp;5.63%; 09/15/2017
Deutsche Bank AG		Goldman Sachs Group	0.31%	1.00%	09/20/2014		200	1		1	—
		Inc;5.95%; 01/18/2018
Deutsche Bank AG		Goldman Sachs Group	0.24%	1.00%	06/20/2014		200	1		1	—
		Inc;5.95%; 01/18/2018
Deutsche Bank AG		Morgan Stanley; 6.00%;	0.29%	1.00%	06/20/2014		100	—		—	—
		04/28/2015
Deutsche Bank AG		Sprint Communications	2.72%	5.00%	12/20/2018		450	48		37	11
		Inc;6.00%; 12/01/2016
Total								$(184	) $	(32)	$(152)

Amounts in thousands
Exchange Cleared Credit Default Swaps

Buy Protection
Reference Entity			(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
		CDX.20.IG		(1.00)%	06/20/2018		$200	$(4)			$(2)

See accompanying notes.

		Schedule of Investments
		Global Multi-Strategy Fund
		November 30, 2013 (unaudited)

		Exchange Cleared Credit Default Swaps (continued)
Buy Protection (continued)
Reference Entity			(Pay)/ Receive Fixed Rate	Expiration Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
	CDX.20.IG		(1.00)%	06/20/2018		$1,225	$(21)	$(14)
	CDX.20.IG		(1.00)%	06/20/2018		500	(9)	(4)
	CDX.21.HY		(5.00)%	12/20/2018		3,275	(235)	(100)
	CDX. ITRAXX.EUR17		(5.00)%	06/20/2018	EUR	980	(122)	(120)
	CDX. ITRAXX.MAIN17.5Y		(1.00)%	06/20/2017		10,000	(218)	(219)
	CDX. ITRAXX.MAIN18.5Y		(1.00)%	12/20/2017		600	(12)	(15)
	CDX. ITRAXX.MAIN19.5Y		(1.00)%	06/20/2018		800	(14)	(24)
	CDX. ITRAXX.XOV17.5Y		(5.00)%	06/20/2017		294	(41)	(20)
	CDX. ITRAXX.XOV18.5Y		(5.00)%	12/20/2017		196	(27)	(19)
Total							$(703)	$(537)

Sell Protection
Reference Entity		Implied Credit Spread as of November 30, 2013 (c)	(Pay)/ Receive Fixed Rate	Expiration Date	Notional Amount (a)		Fair Value (b)	Unrealized Appreciation/ (Depreciation)
	CDX. IG.21.5Y	N/A	1.00%	12/20/2018		$5,200	$78	$6
	CDX.NA.HY.21.5Y	N/A	5.00%	12/20/2018		450	32	11
Total							$110	$17

Amounts in thousands

(a) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs as defined under the terms of that particular swap agreement is $7,550 .

(b) The market price and resulting market value for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing market values, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(c) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

		Foreign Currency Contracts
Foreign Currency Purchase Contracts	Counterparty	Delivery Date	Contracts to Accept	In Exchange For	Fair Value	Net Unrealized Appreciation/(Depreciation)
Australian Dollar	Barclays Bank PLC	12/03/2013	8,792,000	$8,048	$8,003	$(45)
Australian Dollar	Credit Suisse	12/03/2013	1,165,000	1,066	1,060	(6)
Australian Dollar	Credit Suisse	12/18/2013	6,236,500	5,935	5,670	(265)
Australian Dollar	Royal Bank of Scotland PLC	12/18/2013	11,713,500	11,015	10,650	(365)
Brazilian Real	Bank of America NA	02/18/2014	89,477	43	38	(5)
Brazilian Real	Credit Suisse	12/03/2013	230,648	103	99	(4)
Brazilian Real	Credit Suisse	12/18/2013	5,840,000	2,587	2,493	(94)
Brazilian Real	Credit Suisse	01/03/2014	1,133,013	490	482	(8)
Brazilian Real	Credit Suisse	11/04/2014	1,136,160	480	467	(13)
Brazilian Real	Deutsche Bank AG	01/03/2014	1,411,734	624	601	(23)
Brazilian Real	Goldman Sachs & Co	12/03/2013	1,133,013	489	485	(4)
Brazilian Real	Royal Bank of Scotland PLC	12/18/2013	8,590,000	3,798	3,667	(131)
British Pound Sterling	Credit Suisse	12/04/2013	200,000	323	327	4
British Pound Sterling	Credit Suisse	12/09/2013	1,091,479	1,753	1,786	33
British Pound Sterling	Credit Suisse	12/18/2013	2,524,000	4,053	4,129	76
British Pound Sterling	Royal Bank of Scotland PLC	12/18/2013	7,702,000	12,170	12,601	431
Canadian Dollar	Credit Suisse	12/18/2013	2,957,000	2,838	2,782	(56)
Canadian Dollar	Royal Bank of Scotland PLC	12/18/2013	11,108,000	10,672	10,451	(221)
Canadian Dollar	Royal Bank of Scotland PLC	01/07/2014	433,658	412	408	(4)
Chilean Peso	Credit Suisse	12/04/2013	1,025,000,000	1,956	1,924	(32)
Chilean Peso	Credit Suisse	12/18/2013	10,000,000	20	19	(1)
Chilean Peso	Royal Bank of Scotland PLC	12/18/2013	64,871,000	129	122	(7)
Chinese Renminbi	Deutsche Bank AG	06/06/2014	4,942,392	806	808	2
Chinese Renminbi	JP Morgan Chase	05/21/2014	4,893,336	798	800	2
Chinese Renminbi	UBS AG	01/15/2014	1,174,435	190	192	2
Colombian Peso	Credit Suisse	12/18/2013	15,000,000	8	8	—

See accompanying notes.

		Schedule of Investments
Global Multi-Strategy Fund
November 30, 2013 (unaudited)

Foreign Currency Contracts (continued)

Foreign Currency Purchase Contracts	Counterparty	Delivery Date	Contracts to Accept	In Exchange For	Fair Value	Net Unrealized Appreciation/(Depreciation)
Colombian Peso	Royal Bank of Scotland PLC	12/18/2013	185,000,000	$97	$96	$(1)
Czech Koruna	Credit Suisse	12/18/2013	9,600,000	509	477	(32)
Czech Koruna	Royal Bank of Scotland PLC	12/18/2013	14,700,000	772	730	(42)
Danish Krone	Royal Bank of Scotland PLC	12/18/2013	1,246,000	226	227	1
Euro	Bank of America NA	12/03/2013	3,882,000	5,254	5,275	21
Euro	Bank of America NA	01/02/2014	635,000	860	863	3
Euro	Bank of New York Mellon	12/18/2013	390,000	528	530	2
Euro	Bank of New York Mellon	12/27/2013	228,208	307	310	3
Euro	Credit Suisse	12/18/2013	8,377,500	11,354	11,383	29
Euro	Royal Bank of Scotland PLC	12/04/2013	225,363	300	306	6
Euro	Royal Bank of Scotland PLC	12/18/2013	23,994,290	32,041	32,602	561
Euro	Royal Bank of Scotland PLC	01/08/2014	457,233	620	621	1
Euro	Royal Bank of Scotland PLC	03/21/2014	790,094	1,064	1,074	10
Euro	Royal Bank of Scotland PLC	04/07/2014	22,744	31	31	—
Hungarian Forint	Credit Suisse	12/18/2013	150,500,000	699	678	(21)
Hungarian Forint	Credit Suisse	01/31/2014	136,941,570	621	616	(5)
Hungarian Forint	Royal Bank of Scotland PLC	12/18/2013	472,500,000	2,108	2,129	21
Hungarian Forint	UBS AG	01/31/2014	50,662,100	230	228	(2)
Indian Rupee	Credit Suisse	12/18/2013	67,000,000	1,068	1,068	—
Indian Rupee	Royal Bank of Scotland PLC	12/18/2013	82,389,000	1,304	1,314	10
Indonesian Rupiah	Royal Bank of Scotland PLC	12/18/2013	386,266,000	33	32	(1)
Israeli New Shekel	Credit Suisse	12/18/2013	500,000	141	142	1
Israeli New Shekel	Royal Bank of Scotland PLC	12/18/2013	2,820,000	789	801	12
Japanese Yen	Bank of New York Mellon	12/18/2013	139,010,000	1,428	1,357	(71)
Japanese Yen	Credit Suisse	12/18/2013	451,386,500	4,624	4,407	(217)
Japanese Yen	Royal Bank of Scotland PLC	12/18/2013	777,932,500	7,939	7,595	(344)
Japanese Yen	UBS AG	02/18/2014	41,768,000	421	408	(13)
Malaysian Ringgit	Credit Suisse	12/18/2013	3,050,000	964	946	(18)
Malaysian Ringgit	Royal Bank of Scotland PLC	12/18/2013	4,675,000	1,469	1,449	(20)
Mexican Peso	Credit Suisse	12/18/2013	18,000,000	1,380	1,370	(10)
Mexican Peso	JP Morgan Chase	12/17/2013	81,613	6	6	—
Mexican Peso	Royal Bank of Scotland PLC	12/18/2013	42,193,000	3,225	3,212	(13)
New Taiwan Dollar	Credit Suisse	12/18/2013	17,500,000	597	592	(5)
New Taiwan Dollar	Royal Bank of Scotland PLC	12/18/2013	81,366,000	2,758	2,751	(7)
New Zealand Dollar	Credit Suisse	12/18/2013	5,297,000	4,399	4,304	(95)
New Zealand Dollar	Royal Bank of Scotland PLC	12/18/2013	21,186,000	17,001	17,214	213
Norwegian Krone	Credit Suisse	12/18/2013	9,918,000	1,657	1,618	(39)
Norwegian Krone	Royal Bank of Scotland PLC	12/18/2013	46,583,000	7,866	7,601	(265)
Philippine Peso	Deutsche Bank AG	12/04/2013	75,000,000	1,746	1,713	(33)
Philippine Peso	Royal Bank of Scotland PLC	12/18/2013	19,000,000	443	435	(8)
Polish Zloty	Credit Suisse	12/18/2013	1,500,000	487	485	(2)
Polish Zloty	Royal Bank of Scotland PLC	12/18/2013	18,642,000	5,822	6,022	200
Russian Rouble	Credit Suisse	12/18/2013	53,000,000	1,645	1,594	(51)
Russian Rouble	JP Morgan Chase	03/12/2014	5,212,550	160	155	(5)
Russian Rouble	Royal Bank of Scotland PLC	12/18/2013	239,000,000	7,375	7,188	(187)
Singapore Dollar	Credit Suisse	12/18/2013	1,200,000	965	956	(9)
Singapore Dollar	Royal Bank of Scotland PLC	12/18/2013	3,460,000	2,756	2,758	2
South African Rand	Credit Suisse	12/18/2013	6,650,000	657	651	(6)
South African Rand	Royal Bank of Scotland PLC	12/18/2013	18,584,000	1,829	1,821	(8)
South Korean Won	Credit Suisse	12/18/2013	1,415,000,000	1,332	1,337	5
South Korean Won	Royal Bank of Scotland PLC	12/18/2013	7,571,456,000	6,935	7,151	216
Swedish Krona	Credit Suisse	12/18/2013	10,076,500	1,574	1,536	(38)
Swedish Krona	Royal Bank of Scotland PLC	12/18/2013	63,086,500	9,664	9,616	(48)
Swiss Franc	Credit Suisse	12/13/2013	105,000	117	116	(1)
Swiss Franc	Credit Suisse	12/18/2013	3,050,500	3,379	3,366	(13)
Swiss Franc	Royal Bank of Scotland PLC	12/18/2013	5,657,500	6,227	6,243	16
Thai Baht	Royal Bank of Scotland PLC	12/18/2013	1,051,000	34	33	(1)
Turkish Lira	Credit Suisse	12/18/2013	7,365,000	3,624	3,636	12
Turkish Lira	Royal Bank of Scotland PLC	12/18/2013	12,635,000	6,210	6,238	28
Total						$(992)

Foreign Currency Sale Contracts	Counterparty	Delivery Date	Contracts to Deliver	In Exchange For	Fair Value	Net Unrealized Appreciation/(Depreciation)
Australian Dollar	Barclays Bank PLC	01/06/2014	8,792,000	$8,030	$7,983	$47
Australian Dollar	Credit Suisse	12/18/2013	6,385,500	5,935	5,806	129
Australian Dollar	Royal Bank of Scotland PLC	12/18/2013	13,855,500	12,721	12,598	123
Australian Dollar	UBS AG	12/03/2013	9,957,000	9,429	9,063	366
Brazilian Real	Bank of America NA	01/03/2014	294,172	129	125	4
Brazilian Real	Bank of America NA	02/18/2014	89,477	43	38	5
Brazilian Real	Credit Suisse	12/03/2013	1,133,013	493	485	8

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2013 (unaudited)

Foreign Currency Contracts (continued)

Foreign Currency Sale Contracts	Counterparty	Delivery Date	Contracts to Deliver	In Exchange For	Fair Value	Net Unrealized Appreciation/(Depreciation)
Brazilian Real	Credit Suisse	12/18/2013	425,000	$183	$181	$2
Brazilian Real	Credit Suisse	12/30/2013	2,765,000	1,198	1,177	21
Brazilian Real	Credit Suisse	01/03/2014	642,758	280	273	7
Brazilian Real	Credit Suisse	11/04/2014	1,133,760	480	466	14
Brazilian Real	Deutsche Bank AG	12/03/2013	230,648	105	99	6
Brazilian Real	Deutsche Bank AG	01/03/2014	259,760	112	111	1
Brazilian Real	Goldman Sachs & Co	12/03/2013	259,760	113	111	2
Brazilian Real	Goldman Sachs & Co	01/03/2014	195,813	86	83	3
Brazilian Real	Royal Bank of Scotland PLC	12/18/2013	6,548,000	2,767	2,796	(29)
British Pound Sterling	Bank of New York Mellon	12/18/2013	576,500	915	943	(28)
British Pound Sterling	BNP Paribas	12/12/2013	154,000	249	252	(3)
British Pound Sterling	Credit Suisse	12/04/2013	200,000	309	327	(18)
British Pound Sterling	Credit Suisse	12/12/2013	387,000	607	633	(26)
British Pound Sterling	Credit Suisse	12/18/2013	1,206,000	1,939	1,973	(34)
British Pound Sterling	Royal Bank of Scotland PLC	12/18/2013	5,973,000	9,395	9,772	(377)
British Pound Sterling	Royal Bank of Scotland PLC	03/19/2014	5,000	8	8	—
Canadian Dollar	Bank of New York Mellon	12/18/2013	550,000	530	517	13
Canadian Dollar	Credit Suisse	12/18/2013	7,084,500	6,802	6,665	137
Canadian Dollar	Deutsche Bank AG	12/23/2013	72,000	70	68	2
Canadian Dollar	Royal Bank of Scotland PLC	12/18/2013	20,124,500	19,301	18,934	367
Canadian Dollar	Royal Bank of Scotland PLC	01/07/2014	1,082,265	1,044	1,018	26
Canadian Dollar	Royal Bank of Scotland PLC	02/07/2014	1,002,858	956	942	14
Canadian Dollar	Royal Bank of Scotland PLC	02/19/2014	658,592	630	619	11
Canadian Dollar	Royal Bank of Scotland PLC	03/07/2014	7,431	7	7	—
Canadian Dollar	Royal Bank of Scotland PLC	03/19/2014	8,000	8	8	—
Canadian Dollar	Royal Bank of Scotland PLC	03/31/2014	437,384	415	411	4
Chilean Peso	Credit Suisse	12/04/2013	1,025,000,000	2,003	1,924	79
Chilean Peso	Credit Suisse	12/18/2013	265,000,000	506	497	9
Chilean Peso	Credit Suisse	01/03/2014	356,000,000	675	667	8
Chilean Peso	Royal Bank of Scotland PLC	12/18/2013	656,327,000	1,264	1,231	33
Chinese Renminbi	Bank of America NA	05/19/2014	9,091,048	1,480	1,487	(7)
Chinese Renminbi	BNP Paribas	04/11/2014	61,290	10	10	—
Chinese Renminbi	Credit Suisse	01/15/2014	1,354,151	221	222	(1)
Chinese Renminbi	Credit Suisse	05/19/2014	79,853	13	13	—
Chinese Renminbi	UBS AG	04/11/2014	61,315	10	10	—
Colombian Peso	Credit Suisse	12/18/2013	70,000,000	36	36	—
Colombian Peso	Royal Bank of Scotland PLC	12/18/2013	230,000,000	118	119	(1)
Czech Koruna	Credit Suisse	12/18/2013	18,800,000	969	934	35
Czech Koruna	Royal Bank of Scotland PLC	12/18/2013	34,000,000	1,752	1,688	64
Danish Krone	Bank of New York Mellon	12/18/2013	17,840,000	3,191	3,251	(60)
Danish Krone	Royal Bank of Scotland PLC	12/18/2013	594,000	106	108	(2)
Euro	Bank of America NA	01/02/2014	3,882,000	5,254	5,274	(20)
Euro	Bank of New York Mellon	12/18/2013	4,800,000	6,342	6,522	(180)
Euro	Bank of New York Mellon	12/27/2013	12,427,636	16,694	16,885	(191)
Euro	Barclays Bank PLC	12/03/2013	3,715,000	5,123	5,048	75
Euro	Credit Suisse	12/03/2013	167,000	227	227	—
Euro	Credit Suisse	12/04/2013	968,000	1,317	1,315	2
Euro	Credit Suisse	12/09/2013	1,305,000	1,752	1,773	(21)
Euro	Credit Suisse	12/12/2013	560,000	750	761	(11)
Euro	Credit Suisse	12/13/2013	1,376,000	1,840	1,870	(30)
Euro	Credit Suisse	12/18/2013	4,139,000	5,595	5,624	(29)
Euro	Credit Suisse	02/03/2014	1,700,000	2,340	2,310	30
Euro	Deutsche Bank AG	12/31/2013	1,200,000	1,625	1,630	(5)
Euro	Deutsche Bank AG	01/02/2014	490,000	659	666	(7)
Euro	Royal Bank of Scotland PLC	12/04/2013	225,363	294	306	(12)
Euro	Royal Bank of Scotland PLC	12/18/2013	16,166,577	21,648	21,966	(318)
Euro	Royal Bank of Scotland PLC	01/08/2014	457,233	607	621	(14)
Euro	Royal Bank of Scotland PLC	02/21/2014	1,206,488	1,639	1,639	—
Euro	Royal Bank of Scotland PLC	03/19/2014	3,000	4	4	—
Euro	Royal Bank of Scotland PLC	03/21/2014	790,094	1,058	1,074	(16)
Euro	Royal Bank of Scotland PLC	04/07/2014	1,500	2	2	—
Euro	Royal Bank of Scotland PLC	05/07/2014	324,301	439	441	(2)
Euro	Royal Bank of Scotland PLC	06/09/2014	22,000	28	30	(2)
Euro	Royal Bank of Scotland PLC	04/07/2015	1,500	2	2	—
Euro	Royal Bank of Scotland PLC	06/09/2015	22,000	28	30	(2)
Euro	Royal Bank of Scotland PLC	11/09/2015	9,222	12	13	(1)
Euro	Royal Bank of Scotland PLC	04/05/2016	1,500	2	2	—
Euro	Royal Bank of Scotland PLC	04/05/2017	1,500	2	2	—
Hong Kong Dollar	Royal Bank of Scotland PLC	12/18/2013	10,456,000	1,349	1,349	—
Hungarian Forint	Credit Suisse	12/18/2013	35,000,000	158	158	—

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2013 (unaudited)

Foreign Currency Contracts (continued)

Foreign Currency Sale Contracts	Counterparty	Delivery Date	Contracts to Deliver	In Exchange For	Fair Value	Net Unrealized Appreciation/(Depreciation)
Hungarian Forint	Goldman Sachs & Co	01/31/2014	187,071,498	$848	$841	$7
Hungarian Forint	Royal Bank of Scotland PLC	12/18/2013	99,000,000	440	446	(6)
Indian Rupee	Credit Suisse	12/18/2013	18,000,000	284	287	(3)
Indian Rupee	Royal Bank of Scotland PLC	12/18/2013	175,273,000	2,636	2,795	(159)
Indonesian Rupiah	Credit Suisse	12/18/2013	100,000,000	8	8	—
Indonesian Rupiah	Royal Bank of Scotland PLC	12/18/2013	6,631,458,000	553	553	—
Israeli New Shekel	Credit Suisse	12/18/2013	3,000,000	844	852	(8)
Israeli New Shekel	Royal Bank of Scotland PLC	12/18/2013	7,200,000	2,020	2,045	(25)
Japanese Yen	Bank of New York Mellon	12/18/2013	251,210,000	2,511	2,453	58
Japanese Yen	Bank of New York Mellon	12/27/2013	317,363,435	3,147	3,099	48
Japanese Yen	BNP Paribas	12/18/2013	3,856,427,000	38,541	37,652	889
Japanese Yen	BNP Paribas	02/18/2014	56,900,000	565	556	9
Japanese Yen	Credit Suisse	12/16/2013	170,500,000	1,712	1,665	47
Japanese Yen	Credit Suisse	12/18/2013	1,046,515,000	10,579	10,217	362
Japanese Yen	HSBC Securities Inc	12/18/2013	180,294,000	1,804	1,760	44
Japanese Yen	Royal Bank of Scotland PLC	12/18/2013	2,567,592,000	25,839	25,069	770
Malaysian Ringgit	Credit Suisse	12/18/2013	650,000	202	202	—
Malaysian Ringgit	Royal Bank of Scotland PLC	12/18/2013	1,350,000	414	419	(5)
Mexican Peso	BNP Paribas	02/06/2014	9,908,956	764	752	12
Mexican Peso	BNP Paribas	02/20/2014	33,041,840	2,545	2,504	41
Mexican Peso	Credit Suisse	12/17/2013	232,918	18	18	—
Mexican Peso	Credit Suisse	12/18/2013	41,550,000	3,153	3,163	(10)
Mexican Peso	Credit Suisse	12/31/2013	22,600,000	1,719	1,719	—
Mexican Peso	Goldman Sachs & Co	02/20/2014	26,433,472	2,036	2,003	33
Mexican Peso	Royal Bank of Scotland PLC	12/18/2013	63,834,000	4,842	4,860	(18)
New Taiwan Dollar	Credit Suisse	12/18/2013	21,500,000	731	727	4
New Taiwan Dollar	Royal Bank of Scotland PLC	12/18/2013	22,839,000	776	772	4
New Zealand Dollar	Citigroup Inc	12/04/2013	1,310,000	1,082	1,066	16
New Zealand Dollar	Credit Suisse	12/18/2013	3,345,500	2,767	2,718	49
New Zealand Dollar	Royal Bank of Scotland PLC	12/18/2013	3,539,500	2,926	2,876	50
New Zealand Dollar	UBS AG	12/03/2013	87,000	72	71	1
Norwegian Krone	Credit Suisse	12/18/2013	17,997,500	2,938	2,937	1
Norwegian Krone	Royal Bank of Scotland PLC	12/18/2013	53,462,500	8,759	8,723	36
Norwegian Krone	Royal Bank of Scotland PLC	05/22/2014	1,298,304	212	211	1
Peruvian Nuevo Sol	Royal Bank of Scotland PLC	12/18/2013	41,000	15	15	—
Philippine Peso	Credit Suisse	12/18/2013	6,500,000	150	149	1
Philippine Peso	Deutsche Bank AG	12/04/2013	75,000,000	1,732	1,713	19
Philippine Peso	Royal Bank of Scotland PLC	12/18/2013	33,900,000	766	775	(9)
Polish Zloty	Credit Suisse	12/18/2013	1,200,000	385	388	(3)
Polish Zloty	Royal Bank of Scotland PLC	12/18/2013	4,443,000	1,388	1,435	(47)
Russian Rouble	Credit Suisse	12/18/2013	40,871,000	1,247	1,229	18
Russian Rouble	Credit Suisse	03/12/2014	1,725,945	53	51	2
Russian Rouble	Royal Bank of Scotland PLC	12/18/2013	177,481,000	5,310	5,338	(28)
Russian Rouble	UBS AG	01/15/2014	1,851,275	56	55	1
Russian Rouble	UBS AG	03/12/2014	3,477,000	107	103	4
Singapore Dollar	Credit Suisse	12/18/2013	2,085,000	1,672	1,662	10
Singapore Dollar	Royal Bank of Scotland PLC	12/18/2013	13,935,000	10,969	11,107	(138)
South African Rand	Credit Suisse	12/18/2013	13,100,000	1,294	1,283	11
South African Rand	Royal Bank of Scotland PLC	12/18/2013	42,496,000	4,193	4,163	30
South Korean Won	Credit Suisse	12/18/2013	935,000,000	872	883	(11)
South Korean Won	Royal Bank of Scotland PLC	12/18/2013	1,174,222,000	1,095	1,109	(14)
Swedish Krona	Credit Suisse	12/18/2013	41,957,500	6,419	6,395	24
Swedish Krona	Royal Bank of Scotland PLC	12/18/2013	59,102,500	9,008	9,009	(1)
Swedish Krona	Royal Bank of Scotland PLC	12/26/2013	218,820	33	33	—
Swedish Krona	Royal Bank of Scotland PLC	12/27/2013	900,600	135	137	(2)
Swiss Franc	Credit Suisse	12/13/2013	105,000	113	116	(3)
Swiss Franc	Credit Suisse	12/18/2013	2,240,000	2,456	2,472	(16)
Swiss Franc	Credit Suisse	02/06/2014	240,000	264	265	(1)
Swiss Franc	Royal Bank of Scotland PLC	12/18/2013	6,883,000	7,404	7,596	(192)
Thai Baht	Royal Bank of Scotland PLC	12/18/2013	5,565,000	170	173	(3)
Turkish Lira	Credit Suisse	12/18/2013	9,170,000	4,538	4,527	11
Turkish Lira	Royal Bank of Scotland PLC	12/18/2013	16,944,000	8,364	8,365	(1)
Total						$2,110

Amounts in thousands except contracts

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2013 (unaudited)

Futures Contracts

Type	Long/Short	Contracts	Notional Value	Fair Value	Unrealized Appreciation/(Depreciation)
3 Month Euro Swiss; June 2014	Long	3	$828	$828	$—
90 Day Eurodollar; December 2014	Long	27	6,716	6,726	10
90 Day Eurodollar; December 2015	Long	32	7,925	7,930	5
90 Day Eurodollar; June 2014	Long	119	29,616	29,667	51
90 Day Eurodollar; June 2015	Long	22	5,459	5,471	12
90 Day Eurodollar; March 2014	Long	216	53,799	53,862	63
90 Day Eurodollar; March 2015	Long	24	5,963	5,974	11
90 Day Eurodollar; September 2014	Long	86	21,385	21,434	49
90 Day Eurodollar; September 2015	Long	18	4,458	4,469	11
90 Day Short Sterling; December 2014	Long	3	609	609	—
90 Day Short Sterling; June 2014	Short	86	17,473	17,486	(13)
90 Day Short Sterling; March 2014	Short	192	39,041	39,052	(11)
90 Day Short Sterling; March 2015	Long	2	406	406	—
90 Day Short Sterling; September 2014	Short	33	6,697	6,706	(9)
AEX Index; December 2013	Short	18	1,925	1,941	(16)
Aussie Bank Bill; March 2014	Short	2	1,807	1,809	(2)
Australia 10 Year Bond; December 2013	Short	171	17,999	17,882	117
Australia 3 Year Bond; December 2013	Short	84	8,275	8,281	(6)
CAC40 Index; December 2013	Long	24	1,383	1,398	15
Canadian Bank Acceptance; June 2014	Long	2	465	465	—
Canadian Bank Acceptance; March 2014	Short	18	4,178	4,182	(4)
Canadian Bank Acceptance; September 2014	Short	9	2,083	2,090	(7)
DAX Index; December 2013	Long	11	3,402	3,517	115
DJ Euro Stoxx 50; December 2013	Long	140	5,572	5,869	297
DJ Euro Stoxx 50; December 2013	Short	31	1,230	1,299	(69)
E-Mini DJIA Index; December 2013	Long	14	1,088	1,125	37
eMini MSCI Emerging Markets; December 2013	Short	117	5,873	5,931	(58)
Euribor; December 2014	Long	16	5,415	5,419	4
Euribor; June 2014	Short	19	6,431	6,438	(7)
Euribor; June 2015	Long	15	5,067	5,075	8
Euribor; March 2014	Long	20	6,777	6,778	1
Euribor; March 2015	Long	16	5,410	5,416	6
Euribor; September 2014	Short	29	9,811	9,825	(14)
Euribor; September 2015	Long	14	4,725	4,733	8
Euro-OAT 10 Year; December 2013	Short	64	11,329	11,743	(414)
FTSE/MIB Index Future; December 2013	Short	5	636	647	(11)
FTSE100 Index; December 2013	Long	18	1,980	1,959	(21)
Hang Seng Index; December 2013	Long	5	765	771	6
HSCEI China Index; December 2013	Long	6	442	444	2
IBEX 35 Index; December 2013	Long	9	1,186	1,202	16
Japan 10 Year Bond TSE; December 2013	Short	5	7,044	7,082	(38)
Japan Topix Index; December 2013	Long	67	7,720	8,257	537
Japan Topix Index; December 2013	Short	7	797	863	(66)
Japan Topix Index; December 2013	Short	241	27,784	29,700	(1,916)
KOSPI 200 Index; December 2013	Short	2	249	255	(6)
Mini Japan 10 Year Bond; December 2013	Short	42	5,940	5,948	(8)
MSCI Singapore Index; December 2013	Long	7	408	411	3
MSCI Taiwan Index; December 2013	Long	14	401	415	14
Nasdaq 100 E-Mini; December 2013	Long	15	961	1,046	85
Nikkei 225 Future; December 2013	Long	7	1,004	1,076	72
Nikkei 225 Future; December 2013	Short	7	966	1,076	(110)
Russell 2000 Mini; December 2013	Short	63	6,619	7,193	(574)
Russell 2000 Mini; December 2013	Short	53	5,762	6,051	(289)
S&P 500 Emini; December 2013	Short	15	1,263	1,353	(90)
S&P 500 Emini; December 2013	Short	787	65,939	70,991	(5,052)
S&P 500 Emini; December 2013	Short	79	6,754	7,126	(372)
S&P 500 Emini; December 2013	Short	246	20,892	22,190	(1,298)
S&P 500 Emini; December 2013	Short	239	20,650	21,559	(909)

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2013 (unaudited)

Futures Contracts (continued)

Type		Long/Short		Contracts		Notional Value		Fair Value		Unrealized Appreciation/(Depreciation)
S&P Mid 400 Emini; December 2013			Short		160		$20,089		$20,850	$(761)
S&P Mid 400 Emini; December 2013			Long		6		738		782	44
S&P/TSE 60 Index; December 2013			Long		9		1,238		1,306	68
SGX CNX Nifty Index; December 2013			Short		116		1,426		1,445	(19)
South Africa All Share Index; December 2013			Long		27		1,045		1,068	23
SPI 200 Index; December 2013			Long		1		122		121	(1)
US 10 Year Note; March 2014			Short		62		7,800		7,773	27
US 10 Year Note; March 2014			Short		220		27,658		27,583	75
US 10 Year Note; March 2014			Short		159		19,937		19,935	2
US 5 Year Note; March 2014			Long		64		7,736		7,739	3
US Long Bond; March 2014			Short		25		3,263		3,269	(6)
US Long Bond; March 2014			Long		31		4,063		4,053	(10)
US Ultra Bond; March 2014			Short		18		2,490		2,504	(14)
USD IRS 10 Year Prime; December 2013			Short		34		3,179		3,292	(113)
USD IRS 5 Year Prime; December 2013			Long		4		401		400	(1)
Total										$(10,518)

Amounts in thousands except contracts

Interest Rate Swaps

Counterparty (Issuer)	Floating Rate Index	(Pay)/ Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Fair Value		Upfront Premiums Paid/(Received)	Unrealized Appreciation/(Depreciation)
Bank of America	Brazil Cetip	Pay	10.46%	01/02/2017	BRL	3,500		$(43)	$—	$(43)
NA	Interbank Deposit
Bank of America	Brazil Cetip	Pay	10.41%	01/02/2017		1,400		(18)	—	(18)
NA	Interbank Deposit
Bank of America	Brazil Cetip	Pay	10.91%	01/02/2017		4,600		(36)	—	(36)
NA	Interbank Deposit
Bank of America	Brazil Cetip	Pay	8.86%	01/02/2017		3,600		(92)	8	(100)
NA	Interbank Deposit
Bank of America	Brazil Cetip	Pay	8.60%	01/02/2017		100		(3)	—	(3)
NA	Interbank Deposit
Bank of America	Brazil Cetip	Pay	8.42%	01/02/2017		1,300		(42)	2	(44)
NA	Interbank Deposit
Barclays Bank PLC	6 Month AUD BBR	Pay	4.75%	03/15/2018	AUD	3,100		127	11	116
	BBSW
BNP Paribas	6 Month JPY	Receive	2.00%	12/21/2041	JPY	50,000		(27)	(29)	2
	LIBOR
BNP Paribas	Brazil Cetip	Pay	8.49%	01/02/2017	BRL	100		(3)	—	(3)
	Interbank Deposit
Credit Suisse	Brazil Cetip	Pay	8.50%	01/02/2017		700		(23)	—	(23)
	Interbank Deposit
Deutsche Bank AG	Brazil Cetip	Pay	8.42%	01/02/2017		6,200		(204)	—	(204)
	Interbank Deposit
Deutsche Bank AG	Brazil Cetip	Pay	9.21%	01/02/2017		100		(3)	—	(3)
	Interbank Deposit
Deutsche Bank AG	Brazil Cetip	Pay	8.60%	01/02/2017		1,000		(31)	(3)	(28)
	Interbank Deposit
Goldman Sachs &	Brazil Cetip	Pay	8.72%	01/02/2017		1,300		(38)	1	(39)
Co	Interbank Deposit
Goldman Sachs &	Brazil Cetip	Pay	8.30%	01/02/2017		200		(7)	—	(7)
Co	Interbank Deposit
JP Morgan Chase	Brazil Cetip	Pay	9.01%	01/02/2017		3,500		(85)	26	(111)
	Interbank Deposit
UBS AG	6 Month AUD BBR	Pay	4.75%	12/15/2017	AUD	800		33	4	29
	BBSW
UBS AG	6 Month AUD BBR	Pay	4.75%	12/14/2017		800		33	1	32
	BBSW
UBS AG	Brazil Cetip	Pay	8.59%	01/02/2017	BRL	1,000		(33)	—	(33)
	Interbank Deposit
UBS AG	Brazil Cetip	Pay	10.91%	01/02/2017		100		(1)	—	(1)
	Interbank Deposit
Total								$(496)	$21	$(517)

Amounts in thousands

See accompanying notes.

				Schedule of Investments
Global Multi-Strategy Fund
November 30, 2013 (unaudited)

Exchange Cleared Interest Rate Swaps

	Floating Rate Index	(Pay)/ Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Fair Value		Unrealized Appreciation/(Depreciation)
	3 Month CAD Bank	Pay	2.00%	06/16/2016	CAD	3,000	$28	$		29
	Bill
	3 Month CAD Bank	Pay	3.50%	12/18/2043	1,000		11			(9)
	Bill
	3 Month CAD Bank	Pay	2.50%	12/18/2023	1,200		(47)			(45)
	Bill
	3 Month CAD Bank	Pay	2.63%	09/16/2043		500	85			76
	Bill
	3 Month CAD Bank	Pay	3.75%	12/18/2028	1,500		53			22
	Bill
	3 Month LIBOR	Pay	3.25%	06/18/2029	$5,000		178			102
	3 Month LIBOR	Pay	3.00%	03/21/2023	4,300		(226)			(71)
	3 Month LIBOR	Pay	2.00%	12/18/2018	1,200		30			13
	3 Month LIBOR	Pay	3.00%	12/18/2023		600	(8)			2
	3 Month LIBOR	Pay	3.50%	12/18/2043	8,100		392			79
	6 Month AUD BBR	Pay	3.50%	03/15/2023	AUD	100	(7)			(5)
	BBSW
	6 Month AUD BBR	Pay	3.75%	03/15/2023		600	(32)			(29)
	BBSW
	6 Month AUD BBR	Pay	4.25%	03/15/2023		200	(4)			(4)
	BBSW
	6 Month AUD BBR	Pay	4.00%	03/15/2023		100	(4)			(4)
	BBSW
	6 Month EURIBOR	Pay	1.83%	06/21/2023	EUR	500	6			5
	6 Month GBP	Pay	2.00%	03/19/2019	GBP	1,200	7			3
	LIBOR
	6 Month GBP	Pay	3.50%	03/19/2044		300	(12)			(6)
	LIBOR
	6 Month JPY	Pay	1.00%	09/18/2023	JPY	680,000	(157)			(121)
	LIBOR
	6 Month JPY	Pay	2.00%	12/21/2041	50,000		(28)			9
	LIBOR
Total							$265	$		46

Amounts in thousands

Interest Rate Swaptions

		Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Upfront Premiums Paid/(Received)	Fair Value	Unrealized Appreciation/(Depreciation)

Purchased Swaptions
Outstanding	Counterparty (Issuer)
Put - 10 Year Interest Deutsche Bank AG		3 Month	Receive 3.00%		03/12/2024		$800	$2	$1	$(1)
Rate Swap		LIBOR
Put - 30 Year Interest Bank of America NA		6 Month	Receive 3.09%		08/07/2014	EUR	700	21	14	(7)
Rate Swap		EURIBOR
Put - 30 Year Interest Bank of America NA		6 Month	Receive 3.20%		04/16/2014		3,100	62	12	(50)
Rate Swap		EURIBOR
Put - 30 Year Interest Bank of America NA		3 Month	Receive 4.13%		10/15/2015		$500	42	38	(4)
Rate Swap		LIBOR
Put - 30 Year Interest Barclays Bank PLC		6 Month GBP	Receive 3.30%		01/31/2014	GBP	900	39	34	(5)
Rate Swap		LIBOR
Put - 30 Year Interest Barclays Bank PLC		6 Month	Receive 2.80%		03/06/2014	EUR	1,300	73	20	(53)
Rate Swap		EURIBOR
Put - 30 Year Interest Credit Suisse		6 Month	Receive 2.80%		03/12/2014		1,100	62	18	(44)
Rate Swap		EURIBOR
Put - 30 Year Interest Deutsche Bank AG		6 Month	Receive 2.65%		08/07/2014		1,400	104	91	(13)
Rate Swap		EURIBOR
Put - 30 Year Interest Deutsche Bank AG		6 Month GBP	Receive 3.30%		01/31/2014	GBP	500	20	19	(1)
Rate Swap		LIBOR
Put - 30 Year Interest Deutsche Bank AG		6 Month	Receive 3.18%		04/17/2014	EUR	1,100	21	5	(16)
Rate Swap		EURIBOR
Put - 30 Year Interest Goldman Sachs & Co		3 Month	Receive 4.13%		10/15/2015		$500	43	38	(5)
Rate Swap		LIBOR

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2013 (unaudited)

Interest Rate Swaptions (continued)

		Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date			Notional Amount		Upfront Premiums Paid/(Received)	Fair Value		Unrealized Appreciation/(Depreciation)

Purchased Swaptions
Outstanding	Counterparty (Issuer)
Put - 30 Year Interest Goldman Sachs & Co		6 Month	Receive	2.80%	03/12/2014		EUR	2,100		$122		$35		$(87)
Rate Swap		EURIBOR
Put - 30 Year Interest JP Morgan Chase		6 Month	Receive	3.09%	08/07/2014			700		21		14		(7)
Rate Swap		EURIBOR
Total										$632		$339		$(293)

		Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount		Upfront Premiums Paid/(Received)		Fair Value		Unrealized Appreciation/(Depreciation)

Written Swaptions
Outstanding	Counterparty (Issuer)
Put - 2 Year Interest	Goldman Sachs & Co	3 Month	Receive	2.00%	04/01/2014			$56,500		$(65)		$(52)		$13
Rate Swap		LIBOR
Put - 5 Year Interest	Bank of America NA	3 Month	Receive	3.00%	10/15/2015			2,000		(53)		(45)		8
Rate Swap		LIBOR
Put - 5 Year Interest	Barclays Bank PLC	6 Month GBP	Receive	1.80%	01/31/2014		GBP	3,600		(49)		(45)		4
Rate Swap		LIBOR
Put - 5 Year Interest	Deutsche Bank AG	6 Month GBP	Receive	1.80%	01/31/2014			2,000		(24)		(26)		(2)
Rate Swap		LIBOR
Put - 5 Year Interest	Goldman Sachs & Co	3 Month	Receive	3.00%	10/15/2015			$1,900		(51)		(43)		8
Rate Swap		LIBOR
Total										$(242)	$(211		) $	31

Amounts in thousands

Options

Purchased Options Outstanding	Exercise Price		Expiration Date	Contracts			Upfront Premiums Paid/(Received)			Fair Value		Unrealized Appreciation/(Depreciation)
Put - S&P 500 Index		$1,350 .00	06/23/2014		825	$		5,061	$		595	$		(4,466)
Put - Sprint Nextel Corp		$10 .00	01/20/2014		116			60			25			(35)
Put - USD versus RUB		$30 .00	02/14/2014		600,000			8			—			(8)
Put - USD versus RUB		$30 .00	02/14/2014		1,100,000			15			—			(15)
Total						$		5,144	$		620	$		(4,524)

Written Options Outstanding	Exercise Price		Expiration Date	Contracts			Upfront Premiums Paid/(Received)			Fair Value		Unrealized Appreciation/(Depreciation)
Call - S&P 500 Index		$1,850 .00	06/23/2014		415	$		(964)		$(1,999		) $		(1,035)
Call - Men's Wearhouse Inc/The		$50 .00	02/24/2014		11			(3)			(4)			(1)
Call - Men's Wearhouse Inc/The		$48 .00	02/24/2014		11			(4)			(5)			(1)
Call - Sprint Nextel Corp		$10 .00	01/20/2014		116			(1)			—			1
Put - Eurodollar 3 Year Future		$97 .38	03/17/2014		92			(32)			(25)			7
Put - S&P 500 Index		$1,200 .00	06/23/2014		825			(2,665)			(264)			2,401
Total						$		(3,669)		$(2,297		) $		1,372

Amounts in thousands except contracts

Credit Default Swaptions

	Reference Entity		Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Upfront Premiums Paid/(Received)			Fair Value		Unrealized Appreciation/(Depreciation)
Written Swaptions Counterparty
Outstanding	(Issuer)
Put - 5 Year Credit JP Morgan Chase	ITRAXX.Main20.5Y		Sell	1.20%	01/15/2014		EUR	2,900		$(7)		$–		$7
Default Swap
Put - 5 Year Credit JP Morgan Chase	ITRAXX.Main20.5Y		Sell	1.30%	02/19/2014			2,900		(9)		(2)		7
Default Swap
Total										$(16)		$(2)		$14

Amounts in thousands

Purchased Forward Volatility Agreements

Description	Counterparty (Issuer)		Expiration Date		Contracts		Upfront Premiums Paid/(Received)			Fair Value			Unrealized Appreciation/(Depreciation)
Call & Put - USD Swaption Straddle on	Goldman Sachs & Co		10/24/2014		800,000			$92	$		88			$(4)
the 30 Year Swap Rate, 1 Year Forward,
Strike determined on 10/24/2014
Total								$92	$		88			$(4)

Amounts in thousands except contracts See accompanying notes.

			Schedule of Investments
Global Multi-Strategy Fund
November 30, 2013 (unaudited)

Synthetic Futures

							Unrealized
Counterparty (Issuer)		Reference Entity		Expiration Date	Notional Value		Appreciation/(Depreciation)
Bank of America NA		Canada 10 Year Bond Future; March 2014		03/31/2014	$730		$2
Bank of America NA		Euro 30 Year Bond Future; December 2013		12/10/2013	(1,172)		(13)
Bank of America NA		Euro Bund 10 Year Bund Future; December 2013		12/10/2013	8,395		135
Bank of America NA	Euro	-Bobl 5 Year Future; December 2013		12/10/2013	4,758		13
Bank of America NA	Euro	-Schatz 2 Year Future; December 2013		12/10/2013	8,180		(2)
Bank of America NA		UK 10 Year Gilt Future; March 2014		03/31/2014	(10,769)		(7)
Bank of America NA		US 10 Year Note Future; March 2014		03/31/2014	20,567		(6)
Bank of America NA		US 2 Year Note Future; March 2014		04/03/2014	12,775		2
Bank of America NA		US 5 Year Note; March 2014		04/03/2014	725		—
Bank of America NA		US Long Bond Future; March 2014		03/31/2014	(913)		(2)
Morgan Stanley		Bovespa Index Future; December 2013		12/19/2013	(1,672)		(5)
Morgan Stanley		HSCEI China Index; December 2013		12/31/2013	961		1
Morgan Stanley		RTS Index Future; December 2013		12/16/2013	1,472		16
Morgan Stanley		SGX CNX Nifty Index; December 2013		12/26/2013	(664)		(9)
Morgan Stanley		Swiss Market Index Future; December 2013		12/20/2013	(6,199)		(177)
Total							$(52)

Amounts in thousands

Total Return Equity Basket Swaps

							Unrealized
Counterparty		Fund Pays	Fund Receives	Expiration Date	Fair Value		Appreciation/(Depreciation)
Deutsche Bank AG		Floating rate based on the	Total return on a custom basket of	02/20/2014	$376		$(138)
		Overnight RBA Cash Rate	long and short securities traded in
		plus/less spread	AUD
Deutsche Bank AG		Floating rate based on 1	Total return on a custom basket of	09/20/2014	1,440		599
		week EUR LIBOR	long and short French securities
		plus/less spread
Deutsche Bank AG		Floating rate based on 1	Total return on a custom basket of	01/20/2014	2,711		783
		month LIBOR plus/less	long and short securities traded in
		spread	GBP
Morgan Stanley		Floating rate based on 1	Total return on a custom basket of	08/07/2015	300		299
		month LIBOR plus/less	long and short securities traded in
		spread	GBP
Morgan Stanley		Floating rate based on 1	Total return on a custom basket of	08/07/2015	659		657
		month LIBOR plus/less	long and short securities traded in JPY
		spread
Morgan Stanley		Floating rate based on 1	Total return on a custom basket of	08/07/2015	(693)		(694)
		month LIBOR plus/less	long and short securities traded in
		spread	USD
Morgan Stanley		Floating rate based on 1	Total return on a custom basket of	08/07/2015	(429)		(431)
		month Euribor plus/less	long and short securities traded in
		spread	EUR
Total					$4,364		$1,075

Amounts in thousands
Total Return Swaps

							Unrealized
Counterparty		Fund Pays	Fund Receives	Expiration Date	Fair Value		Appreciation/(Depreciation)
Morgan Stanley		1 Month LIBOR plus	Total return of the Russian Depository	03/19/2014	$(4	) $	(4)
		0.50%	Index
Morgan Stanley		1 Month LIBOR plus	Total return of the Russian Depository	12/18/2013	(11)		(11)
		0.50%	Index
Morgan Stanley		1 Month LIBOR plus	Total return of the Russian Depository	03/19/2014	(3)		(3)
		0.50%	Index
Total					$(18	) $	(18)

Amounts in thousands

See accompanying notes.

		Schedule of Investments
Global Multi-Strategy Fund
November 30, 2013 (unaudited)

Reverse Repurchase Agreements

Counterparty	Coupon Rate	Maturity Date	Principal Amount	Payable for Reverse Repurchase Agreements
Barclays Bank PLC	(0.10%)	12/9/2013	$4,875	$(4,875)
Barclays Bank PLC	(0.10%)	12/2/2013	4,484	(4,484)
Barclays Bank PLC	(0.10%)	12/9/2013	14,818	(14,818)
Barclays Bank PLC	(0.10%)	12/9/2013	9,553	(9,553)
Barclays Bank PLC	(0.10%)	12/2/2013	10,335	(10,335)
Barclays Bank PLC	(0.10%)	12/2/2013	1,755	(1,755)
Barclays Bank PLC	(0.10%)	12/2/2013	7,800	(7,800)
Barclays Bank PLC	(0.10%)	12/2/2013	4,875	(4,875)
Total				$(58,495)

Amounts in thousands

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2013 (unaudited)

Short Sales Outstanding

COMMON STOCKS - (22.82)%	Shares	Value	(000	's)	COMMON STOCKS (continued)	Shares	Value	(000	's)

Advertising - (0.18)%					Banks - (1.05)%
DKSH Holding AG (a)	2		$—		Aozora Bank Ltd	19,770		$57
Lamar Advertising Co (a)	6,100		305		Bank of America Corp	18,000		285
Publicis Groupe SA	22,168		1,955		Bank of Hawaii Corp	800		47
			$2,260		Bank of New York Mellon Corp/The	2,100		71
					Bankinter SA	1,928		12
Aerospace & Defense - (0.21)%					Banner Corp	10,916		474
B/E Aerospace Inc (a)	16,387		1,426
					CapitalSource Inc	8,100		114
Boeing Co/The	385		52		CIT Group Inc	900		45
Finmeccanica SpA (a)	37,030		269
					City National Corp/CA	500		38
L-3 Communications Holdings Inc	1,856		192		Comerica Inc	17,850		809
Lockheed Martin Corp	200		28		Commerzbank AG (a)	43,179		640
Rockwell Collins Inc	4,300		313		Credit Suisse Group AG (a)	12,181		363
Spirit Aerosystems Holdings Inc (a)	2,300		75
					Cullen/Frost Bankers Inc	1,300		93
Triumph Group Inc	2,061		152		Deutsche Bank AG	5,438		261
United Technologies Corp	199		22		East West Bancorp Inc	280		10
			$2,529		First BanCorp/Puerto Rico (a)	43,200		276
Agriculture - (0.07)%					First Horizon National Corp	22,500		252
Archer-Daniels-Midland Co	14,715		592		FirstMerit Corp	11,957		275
Lorillard Inc	1,600		82		Hancock Holding Co	1,200		42
Philip Morris International Inc	2,299		197		M&T Bank Corp	19,125		2,206
Universal Corp/VA	400		21		MB Financial Inc	131		4
			$892		PacWest Bancorp	56,424		2,322
					Prosperity Bancshares Inc	600		39
Airlines - (0.06)%					Regions Financial Corp	66,555		648
JetBlue Airways Corp (a)	76,673		682		Seven Bank Ltd	1,700		6
United Continental Holdings Inc (a)	900		35		Signature Bank/New York NY (a)	899		96
			$717		Sumitomo Mitsui Trust Holdings Inc	25,000		123
					SVB Financial Group (a)	2,800		283
Apparel - (0.45)%
Asics Corp	8,319		137		Svenska Handelsbanken AB	3,698		172
Deckers Outdoor Corp (a)	4,100		339		Synovus Financial Corp	146,700		512
Hugo Boss AG	332		45		TCF Financial Corp	16,500		259
					UBS AG (a)	3,055		58
Nike Inc	13,381		1,059
Ralph Lauren Corp	4,239		743		Umpqua Holdings Corp	17,552		323
Tod's SpA	541		91		US Bancorp/MN	6,850		269
Under Armour Inc (a)	26,757		2,159		Valley National Bancorp	9,400		95
VF Corp	3,560		835		Webster Financial Corp	1,600		47
			$5,408		Westamerica Bancorporation	9,154		507
					Zions Bancorporation	20,500		601
Automobile Manufacturers - (0.30)%								$12,734
Bayerische Motoren Werke AG	2,798		321
Daimler AG	4,036		334		Beverages - (0.37)%
Fiat SpA (a)	3,325		26		Coca-Cola Co/The	7,400		298
					Constellation Brands Inc (a)	36,596		2,577
Ford Motor Co	7,600		130
General Motors Co (a)	27,259		1,056		Green Mountain Coffee Roasters Inc	3,604		243
Honda Motor Co Ltd	4,100		174		Heineken NV	227		15
					Monster Beverage Corp (a)	22,737		1,345
Isuzu Motors Ltd	6,000		38
Mitsubishi Motors Corp (a)	3,173		34		PepsiCo Inc	900		76
Navistar International Corp (a)	13,600		547					$4,554
Nissan Motor Co Ltd	37,900		346		Biotechnology - (0.66)%
Scania AB	4,986		99		Acorda Therapeutics Inc (a)	6,440		224
Tesla Motors Inc (a)	2,088		266		Alexion Pharmaceuticals Inc (a)	4,600		573
Toyota Motor Corp	600		37		Ariad Pharmaceuticals Inc (a)	2,500		12
Volvo AB - B Shares	13,337		175		Biogen Idec Inc (a)	1,240		361
			$3,583		Cubist Pharmaceuticals Inc (a)	2,000		137
					Exelixis Inc (a)	32,000		187
Automobile Parts & Equipment - (0.21)%					Gilead Sciences Inc (a)	50,297		3,763
BorgWarner Inc	9,139		980		Myriad Genetics Inc (a)	2,200		65
Dana Holding Corp	1,100		22		Regeneron Pharmaceuticals Inc (a)	9,521		2,798
NGK Insulators Ltd	20,000		367		United Therapeutics Corp (a)	100		9
NGK Spark Plug Co Ltd	4,000		93
NOK Corp	3,800		61					$8,129
Nokian Renkaat OYJ	11,956		591		Building Materials - (0.33)%
Pirelli & C. SpA	15,704		242		Asahi Glass Co Ltd	33,000		213
Sumitomo Rubber Industries Ltd	1,300		18		Cemex SAB de CV ADR(a)	88,522		967
Tenneco Inc (a)	1,100		63		Daikin Industries Ltd	4,300		273
Toyota Industries Corp	2,900		126		Eagle Materials Inc	2,970		231
			$2,563

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2013 (unaudited)

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value(000	's)	COMMON STOCKS (continued)	Shares	Value	(000	's)

Building Materials (continued)				Commercial Services - (0.69)%
Fortune Brands Home & Security Inc	4,314	$188		Abertis Infraestructuras SA	8,820		$187
Geberit AG	220	64		Alliance Data Systems Corp (a)	1,700		412
Holcim Ltd (a)	1,709	124		Apollo Education Group Inc (a)	11,900		313
LIXIL Group Corp	9,800	254		Atlantia SpA	10,035		224
Louisiana-Pacific Corp (a)	27,662	454		Avis Budget Group Inc (a)	39,192		1,445
Martin Marietta Materials Inc	3,500	338		Benesse Holdings Inc	500		19
Nippon Sheet Glass Co Ltd (a)	69,848	83		Cintas Corp	8,250		458
Owens Corning Inc (a)	8,500	333		DeVry Education Group Inc	6,800		242
Rinnai Corp	800	61		FTI Consulting Inc (a)	10,500		472
Taiheiyo Cement Corp	112,077	454		Gartner Inc (a)	1,260		82
TOTO Ltd	1,000	15		Global Payments Inc	900		56
Vulcan Materials Co	400	23		H&R Block Inc	2,071		58
		$4,075		Hertz Global Holdings Inc (a)	9,800		238
				Iron Mountain Inc	5,096		144
Chemicals - (0.71)%				Leidos Holdings Inc	2,775		135
Air Products & Chemicals Inc	1,000	109		MasterCard Inc	100		76
Air Water Inc	2,000	28		Monster Worldwide Inc (a)	40,300		227
Airgas Inc	100	11		Moody's Corp	8,693		649
Albemarle Corp	900	62		Quanta Services Inc (a)	27,370		810
American Vanguard Corp	18,324	526		Randstad Holding NV	3,762		234
Ashland Inc	1,200	109		Rent-A-Center Inc/TX	3,800		129
BASF SE	1,703	182		RR Donnelley & Sons Co	1,554		29
CF Industries Holdings Inc	1,375	299		Science Applications International Corp	39		1
Clariant AG (a)	15,575	273
				Securitas AB	77		1
Dow Chemical Co/The	9,700	379		SGS SA	5		11
Eastman Chemical Co	3,536	272		Sotheby's	4,667		239
Ecolab Inc	4,900	525		Strayer Education Inc (a)	2,100		78
EI du Pont de Nemours & Co	12,493	766		Towers Watson & Co	3,323		374
FMC Corp	100	7		United Rentals Inc (a)	1,600		110
Givaudan SA (a)	48	68
				Valassis Communications Inc	2,000		58
Intrepid Potash Inc	30,100	465		Weight Watchers International Inc	4,900		159
K+S AG	6,918	193		Western Union Co/The	42,600		710
Kansai Paint Co Ltd	8,000	114					$8,380
Kuraray Co Ltd	7,100	88
LANXESS AG	1,898	125		Computers - (0.39)%
Linde AG	121	25		3D Systems Corp (a)	700		53
LyondellBasell Industries NV	11,696	903		Accenture PLC - Class A	4,739		367
Mitsubishi Gas Chemical Co Inc	26,000	204		Apple Inc	1,500		834
Mitsui Chemicals Inc	66,122	162		CACI International Inc (a)	1,200		86
Monsanto Co	820	93		Cognizant Technology Solutions Corp (a)	1,800		169
Mosaic Co/The	10,500	503		Diebold Inc	2,600		89
NewMarket Corp	100	32		EMC Corp/MA	5,100		122
Nitto Denko Corp	500	26		IHS Inc (a)	1,700		195
Novozymes A/S	11,410	441		Indra Sistemas SA	1,707		26
PPG Industries Inc	2,050	377		International Business Machines Corp	400		72
Praxair Inc	1,200	151		Itochu Techno-Solutions Corp	300		12
Showa Denko KK	49,966	78		Lexmark International Inc	3,000		106
Sigma-Aldrich Corp	399	34		Mentor Graphics Corp	500		11
Sumitomo Chemical Co Ltd	93,033	375		MICROS Systems Inc (a)	3,800		204
Symrise AG	152	7		NetApp Inc	2,800		115
Syngenta AG	445	174		Nomura Research Institute Ltd	1,100		36
Taiyo Nippon Sanso Corp	27,935	185		NTT Data Corp	1,700		61
Teijin Ltd	18,000	39		Riverbed Technology Inc (a)	13,088		226
Tokai Carbon Co Ltd	30,000	102		SanDisk Corp	9,353		637
Tokuyama Corp	15,963	63		Seagate Technology PLC	8,240		404
Ube Industries Ltd/Japan	18,000	38		Stratasys Ltd (a)	3,400		401
Wacker Chemie AG	600	64		TDK Corp	5,000		234
		$8,677		Teradata Corp (a)	6,186		282

Coal - (0.16)%							$4,742
Alpha Natural Resources Inc (a)	76,548	511		Consumer Products - (0.07)%
Arch Coal Inc	68,200	278		Church & Dwight Co Inc	5,440		355
Cloud Peak Energy Inc (a)	11,840	196		Clorox Co/The	1,100		102
Consol Energy Inc	23,500	836		Husqvarna AB	35,624		214
Walter Energy Inc	11,149	159		Scotts Miracle-Gro Co/The	2,706		158
		$1,980					$829

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2013 (unaudited)

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value	(000	's)	COMMON STOCKS (continued)	Shares	Value	(000	's)

Cosmetics & Personal Care - (0.05)%					Electric (continued)
Avon Products Inc	10,399		$185		NRG Energy Inc	11,000		$291
Estee Lauder Cos Inc/The	3,532		265		OGE Energy Corp	10,104		348
Oriflame Cosmetics SA	53		2		Pinnacle West Capital Corp	12,715		679
Shiseido Co Ltd	2,100		36		PPL Corp	5,900		181
Unicharm Corp	1,800		114		Public Service Enterprise Group Inc	1,600		52
			$602		Red Electrica Corp SA	1,898		121
					RWE AG	10,163		390
Distribution & Wholesale - (0.34)%					SCANA Corp	200		9
Fastenal Co	36,098		1,679		Shikoku Electric Power Co Inc	19,593		311
Fossil Group Inc (a)	3,496		445
					Southern Co/The	4,400		179
Mitsubishi Corp	1,700		33		TECO Energy Inc	2,700		46
Owens & Minor Inc	1,200		46		Terna Rete Elettrica Nazionale SpA	12,578		61
Watsco Inc	1,100		106		Westar Energy Inc	2,600		82
WESCO International Inc (a)	2,700		232
WW Grainger Inc	6,282		1,620					$5,954
			$4,161		Electrical Components & Equipment - (0.41)%
					Acuity Brands Inc	399		41
Diversified Financial Services - (0.93)%					AMETEK Inc	700		34
Acom Co Ltd (a)	24,450		91
					Emerson Electric Co	2,400		161
AEON Financial Service Co Ltd	8,400		234		Energizer Holdings Inc	2,608		288
Air Lease Corp	600		19		Furukawa Electric Co Ltd	113,000		267
American Express Co	4,800		412		General Cable Corp	51,182		1,492
BlackRock Inc	2,826		856		GrafTech International Ltd (a)	15,799		182
CBOE Holdings Inc	10,485		548		GS Yuasa Corp	81,355		470
Charles Schwab Corp/The	77,231		1,891		Hitachi Ltd	33,000		244
Credit Saison Co Ltd	4,991		140		Hubbell Inc	3,470		375
E*Trade Financial Corp (a)	1,800		32
					Nidec Corp	6,800		658
Federated Investors Inc	4,600		125		Schneider Electric SA	6,169		522
Franklin Resources Inc	1,797		99		SunPower Corp (a)	14,381		436
GAM Holding AG (a)	2,652		49
Greenhill & Co Inc	7,536		412					$5,170
IntercontinentalExchange Group Inc	7,063		1,507		Electronics - (0.38)%
Julius Baer Group Ltd (a)	6,521		305		Advantest Corp	38,591		498
Legg Mason Inc	3,815		149		Amphenol Corp	7,019		597
Nationstar Mortgage Holdings Inc (a)	300		12		Dainippon Screen Manufacturing Co Ltd	27,000		147
Ocwen Financial Corp (a)	1,000		57		FLIR Systems Inc	12,500		371
SLM Corp	102,650		2,735		Garmin Ltd	2,900		141
Stifel Financial Corp (a)	4,200		188		Gentex Corp/MI	10,700		319
SWS Group Inc (a)	9,940		64		Ibiden Co Ltd	4,800		82
T Rowe Price Group Inc	14,237		1,146		Jabil Circuit Inc	24,614		499
Virtus Investment Partners Inc (a)	1,577		328		Mettler-Toledo International Inc (a)	600		148
Visa Inc	400		81		Minebea Co Ltd	47,263		334
			$11,480		Murata Manufacturing Co Ltd	1,775		153
					National Instruments Corp	600		19
Electric - (0.49)%					Nippon Electric Glass Co Ltd	21,000		113
A2A SpA	104,350		119		Sensata Technologies Holding NV (a)	3,100		121
Black Hills Corp	3,800		191		Toshiba Corp	66,443		287
Calpine Corp (a)	1,200		23
					Trimble Navigation Ltd (a)	9,300		297
Chugoku Electric Power Co Inc/The	1,300		19		Woodward Inc	4,399		189
CMS Energy Corp	800		21		Yaskawa Electric Corp	12,900		173
Consolidated Edison Inc	1,950		108		Yokogawa Electric Corp	1,600		24
Dominion Resources Inc/VA	7,967		517					$4,512
Edison International	4,394		203
Electric Power Development Co Ltd	2,800		83		Engineering & Construction - (0.09)%
Exelon Corp	14,000		377		Acciona SA	5,011		306
FirstEnergy Corp	4,600		150		Aker Solutions ASA	4,868		86
Great Plains Energy Inc	9,710		230		Chicago Bridge & Iron Co NV ADR	400		31
Hawaiian Electric Industries Inc	900		23		Fluor Corp	500		39
Hokkaido Electric Power Co Inc	11,800		139		Fraport AG Frankfurt Airport Services	2,653		195
Hokuriku Electric Power Co	3,100		41		Worldwide
Integrys Energy Group Inc	200		11		Jacobs Engineering Group Inc (a)	6,809		407
ITC Holdings Corp	1,200		109		YIT OYJ	1,474		19
Kyushu Electric Power Co Inc	6,500		84					$1,083
MDU Resources Group Inc	1,800		53
NextEra Energy Inc	2,137		181		Entertainment - (0.06)%
					Bally Technologies Inc (a)	2,500		186
Northeast Utilities	7,222		297
NorthWestern Corp	5,125		225		Dolby Laboratories Inc	1,889		68
					DreamWorks Animation SKG Inc (a)	5,600		178

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2013 (unaudited)

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value	(000	's)	COMMON STOCKS (continued)	Shares	Value	(000	's)

Entertainment (continued)					Healthcare - Products - (0.71)%
Gaming and Leisure Properties Inc (a)	600		$28		Abaxis Inc	4,860		$175
Oriental Land Co Ltd/Japan	300		44		Alere Inc (a)	4,300		141
Penn National Gaming Inc (a)	1,300		19		Cepheid Inc (a)	10,900		495
Six Flags Entertainment Corp	2,600		97		Cooper Cos Inc/The	9,054		1,193
Toho Co Ltd/Tokyo	1,300		28		Cynosure Inc (a)	11,001		285
Vail Resorts Inc	800		61		DENTSPLY International Inc	4,200		200
			$709		Edwards Lifesciences Corp (a)	12,170		798
					Elekta AB	18,713		280
Environmental Control - (0.06)%					Getinge AB	24		1
Clean Harbors Inc (a)	1,300		69
					Hologic Inc (a)	11,300		253
Covanta Holding Corp	26,856		481		Hospira Inc (a)	6,700		263
Darling International Inc (a)	200		4
					IDEXX Laboratories Inc (a)	3,660		381
Republic Services Inc	1,400		49		Intuitive Surgical Inc (a)	3,230		1,217
Stericycle Inc (a)	700		82
					Luxottica Group SpA	2,259		119
Waste Connections Inc	800		35		Masimo Corp (a)	4,900		140
Waste Management Inc	100		4		Medtronic Inc	690		40
			$724		Shimadzu Corp	2,000		19
Food - (0.29)%					Sonova Holding AG (a)	2,173		303
Campbell Soup Co	2,500		97		St Jude Medical Inc	9,214		538
Chr Hansen Holding A/S	139		5		Straumann Holding AG	410		76
Delhaize Group SA	841		49		Stryker Corp	600		45
Flowers Foods Inc	7,200		156		Sysmex Corp	1,000		65
General Mills Inc	237		12		Techne Corp	4,731		404
Hain Celestial Group Inc (a)	2,000		165		Terumo Corp	6,300		330
Hershey Co/The	2,530		245		Varian Medical Systems Inc (a)	9,201		718
Hormel Foods Corp	9,349		421		Volcano Corp (a)	8,600		196
Ingredion Inc	7,390		511		William Demant Holding A/S (a)	677		63
Kellogg Co	2,000		121					$8,738
Kesko OYJ	675		25		Healthcare - Services - (0.32)%
Kikkoman Corp	7,000		134		Aetna Inc	5,501		379
Loblaw Cos Ltd	9,269		376		Air Methods Corp	5,882		329
Marine Harvest ASA	16,642		19		Brookdale Senior Living Inc (a)	4,800		140
McCormick & Co Inc/MD	1,100		76		Centene Corp (a)	860		51
Metro AG	93		5		Community Health Systems Inc	11,272		465
Nissin Foods Holdings Co Ltd	1,382		56		Fresenius Medical Care AG & Co KGaA	4,841		340
Post Holdings Inc (a)	1,000		51
SUPERVALU Inc (a)	16,100		104		HealthSouth Corp	1,800		64
					Healthways Inc (a)	24,500		343
Sysco Corp	3,000		101		Laboratory Corp of America Holdings (a)	2,000		204
TreeHouse Foods Inc (a)	1,000		70
					LifePoint Hospitals Inc (a)	1,700		87
United Natural Foods Inc (a)	1,400		96
					Mednax Inc (a)	5,504		610
Whole Foods Market Inc	11,844		670		Quest Diagnostics Inc	1,600		97
			$3,565		Tenet Healthcare Corp (a)	12,565		542
Forest Products & Paper - (0.01)%					UnitedHealth Group Inc	1,700		127
Domtar Corp	1,000		85		WellCare Health Plans Inc (a)	100		8
International Paper Co	100		5					$3,786
			$90		Holding Companies - Diversified - (0.05)%
Gas - (0.02)%					Leucadia National Corp	21,794		625
AGL Resources Inc	2,920		136
Snam SpA	6,246		34		Home Builders - (0.35)%
WGL Holdings Inc	4,388		175		DR Horton Inc	10,900		217
			$345		Lennar Corp	48,551		1,736
Hand & Machine Tools - (0.23)%					MDC Holdings Inc	900		27
					NVR Inc (a)	255		248
Disco Corp	3,200		220
DMG Mori Seiki Co Ltd	22,900		380		Pulte Group Inc	78,470		1,472
					Standard Pacific Corp (a)	26,664		218
Kennametal Inc	2,100		100		Toll Brothers Inc (a)	11,180		381
Konecranes OYJ	2,922		102
Lincoln Electric Holdings Inc	8,646		618					$4,299
Makita Corp	6,300		315		Home Furnishings - (0.04)%
Sandvik AB	21,544		300		Sharp Corp/Japan (a)	37,763		124
Schindler Holding AG - PC	11		2		Sony Corp	5,200		95
SMC Corp/Japan	1,000		241		Tempur Sealy International Inc (a)	4,000		204
Snap-on Inc	3,667		389					$423
Stanley Black & Decker Inc	2,200		179
			$2,846

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2013 (unaudited)

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value	(000	's)	COMMON STOCKS (continued)	Shares	Value	(000	's)

Housewares - 0.00%					Iron & Steel (continued)
Toro Co	200		$12		JFE Holdings Inc	9,700		$219
					Kobe Steel Ltd	172,275		296
					Nippon Steel & Sumitomo Metal Corp	50,824		165
Insurance - (0.69)%					Nucor Corp	4,300		220
Aflac Inc	1,900		126
Alleghany Corp (a)	1,323		522		Reliance Steel & Aluminum Co	9,335		686
Allianz SE	504		87		Salzgitter AG	1,310		57
American Financial Group Inc/OH	20,240		1,167		SSAB AB - A Shares	27,516		199
Arch Capital Group Ltd (a)	2,600		153		Steel Dynamics Inc	39,310		716
Aspen Insurance Holdings Ltd	9,951		402		United States Steel Corp	2,510		67
Assured Guaranty Ltd	12,700		298					$5,279
Cincinnati Financial Corp	6,800		356		Leisure Products & Services - (0.28)%
Dai-ichi Life Insurance Co Ltd/The	3,600		57		Carnival Corp	35,170		1,270
Fidelity National Financial Inc	39,617		1,152		Harley-Davidson Inc	2,400		161
Gjensidige Forsikring ASA	1,752		32		Life Time Fitness Inc (a)	5,400		262
Hannover Rueck SE	178		15		Polaris Industries Inc	9,189		1,226
Lincoln National Corp	4,055		208		Shimano Inc	900		80
Mapfre SA	7,104		28		Yamaha Motor Co Ltd	27,196		435
Markel Corp (a)	300		167					$3,434
Meadowbrook Insurance Group Inc	11,010		81
MetLife Inc	4,900		256		Lodging - (0.10)%
MGIC Investment Corp (a)	51,740		420		Hyatt Hotels Corp (a)	1,100		53
Old Republic International Corp	4,100		71		Las Vegas Sands Corp	6,851		491
Progressive Corp/The	16,300		455		Marriott International Inc/DE	4,800		226
					MGM Resorts International (a)	27,131		521
Prudential Financial Inc	9,447		838
Radian Group Inc	82,079		1,170					$1,291
Sony Financial Holdings Inc	1,400		25		Machinery - Construction & Mining - (0.16)%
StanCorp Financial Group Inc	800		51		Atlas Copco AB - A Shares	6,041		168
Storebrand ASA (a)	22,729		140
					Caterpillar Inc	6,099		516
T&D Holdings Inc	1,500		20		Hitachi Construction Machinery Co Ltd	10,653		229
Tower Group International Ltd	17,620		73		Joy Global Inc	6,100		345
WR Berkley Corp	1,399		61		Komatsu Ltd	32,300		674
Zurich Insurance Group AG (a)	406		113
					Outotec OYJ	3,469		35
			$8,544		Terex Corp	700		25
Internet - (1.34)%								$1,992
AOL Inc	3,000		134		Machinery - Diversified - (0.31)%
Dena Co Ltd	4,900		95		Babcock & Wilcox Co/The	700		23
eBay Inc (a)	22,568		1,140		Chart Industries Inc (a)	10,630		1,034
Equinix Inc (a)	18,725		3,009		CNH Industrial NV (a)	8,441		96
Expedia Inc	8,490		541		Deere & Co	1,100		93
F5 Networks Inc (a)	3,800		313
					FANUC Corp	1,200		202
Kakaku.com Inc	16,336		299		Flowserve Corp	900		64
Nexon Co Ltd	1,900		18		FLSmidth & Co A/S	5,917		309
Pandora Media Inc (a)	2,700		76
priceline.com Inc (a)	1,501		1,790		Hexagon AB	14,072		432
(a)					IDEX Corp	1,100		78
Rackspace Hosting Inc	25,930		991		Intevac Inc (a)	3,120		21
Rakuten Inc	29,500		453		Kawasaki Heavy Industries Ltd	40,000		164
Start Today Co Ltd	6,899		177		Kubota Corp	9,000		154
Trend Micro Inc/Japan	1,000		39		MAN SE	2,759		335
TripAdvisor Inc (a)	12,777		1,128
ValueClick Inc (a)	10,060		215		Manitowoc Co Inc/The	7,907		163
VeriSign Inc (a)	69,780		3,968		Nabtesco Corp	15,574		363
Web.com Group Inc (a)	3,771		108		Roper Industries Inc	1,200		156
					Xylem Inc/NY	800		28
Yahoo Japan Corp	45,500		219					$3,715
Yahoo! Inc (a)	37,940		1,403
Zynga Inc (a)	48,500		211		Media - (0.23)%
			$16,327		Axel Springer AG	180		11
					Cablevision Systems Corp	4,800		80
Investment Companies - (0.01)%					CBS Corp	7,305		428
Ares Capital Corp	6,861		126		Charter Communications Inc (a)	700		95
					Discovery Communications Inc - A Shares (a)	2,400		210
Iron & Steel - (0.44)%					FactSet Research Systems Inc	600		68
Allegheny Technologies Inc	14,700		488		Gannett Co Inc	900		24
ArcelorMittal	53,357		917		Liberty Global PLC - A Shares (a)	5,200		446
Cliffs Natural Resources Inc	32,858		822		Mediaset Espana Comunicacion SA (a)	4,691		55
Hitachi Metals Ltd	30,000		427		Mediaset SpA (a)	27,700		126

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2013 (unaudited)

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value	(000	's)	COMMON STOCKS (continued)	Shares	Value	(000	's)

Media (continued)					Oil & Gas (continued)
Modern Times Group AB	2,545		$128		Denbury Resources Inc (a)	1,800		$30
News Corp (a)	2,600		47		Energen Corp	4,557		329
Scripps Networks Interactive Inc	1,199		89		Enerplus Corp	2,737		50
Sirius XM Holdings Inc	34,700		131		Ensco PLC	200		12
Sky Deutschland AG (a)	15,187		156		EQT Corp	2,100		179
Twenty-First Century Fox Inc - A Shares	22,200		743		Gulfport Energy Corp (a)	22,579		1,319
			$2,837		Helmerich & Payne Inc	8,005		616
					HollyFrontier Corp	8,240		395
Metal Fabrication & Hardware - (0.12)%					Inpex Corp	9,300		108
Assa Abloy AB	5,461		276		JX Holdings Inc	20,300		106
Nachi-Fujikoshi Corp	43,000		219		Lundin Petroleum AB (a)	1,510		31
NTN Corp	97,420		444		Murphy USA Inc (a)	1,295		59
Precision Castparts Corp	700		181		Noble Corp plc	100		4
SKF AB	630		17		Oasis Petroleum Inc (a)	700		32
Tenaris SA	16,601		372		Patterson-UTI Energy Inc	17,464		407
			$1,509		Penn West Petroleum Ltd	6,400		54
Mining - (0.19)%					Pioneer Natural Resources Co	1,890		336
Alcoa Inc	3,000		29		QEP Resources Inc	4,200		135
Century Aluminum Co (a)	27,600		248		Range Resources Corp	5,800		450
Compass Minerals International Inc	5,060		362		Rosetta Resources Inc (a)	4,300		218
Freeport-McMoRan Copper & Gold Inc	25,200		874		Rowan Cos PLC (a)	16,840		583
Kaiser Aluminum Corp	3,441		232		SandRidge Energy Inc (a)	3,500		20
Norsk Hydro ASA	39,729		169		Seadrill Ltd	4,816		205
OSAKA Titanium Technologies Co Ltd	600		12		Showa Shell Sekiyu KK	1,400		16
Royal Gold Inc	6,020		271		Southwestern Energy Co (a)	9,800		379
Stillwater Mining Co (a)	15,200		171		Swift Energy Co (a)	17,360		231
Toho Titanium Co Ltd	7,700		57		Tesoro Corp	1,400		82
Umicore SA	865		39		TonenGeneral Sekiyu KK	3,000		29
					Ultra Petroleum Corp (a)	21,500		440
			$2,464		WPX Energy Inc (a)	31,390		584
Miscellaneous Manufacturing - (0.30)%								$11,872
Actuant Corp	3,000		117
Alfa Laval AB	4,631		110		Oil & Gas Services - (0.28)%
Aptargroup Inc	11,514		747		Baker Hughes Inc	8,000		455
AZZ Inc	11,256		550		CARBO Ceramics Inc	400		49
Barnes Group Inc	100		4		Core Laboratories NV	2,300		419
Colfax Corp (a)	100		6		Dril-Quip Inc (a)	300		33
Danaher Corp	2,900		217		Exterran Holdings Inc (a)	5,129		167
Donaldson Co Inc	9,610		401		FMC Technologies Inc (a)	10,786		518
FUJIFILM Holdings Corp	500		14		Fugro NV	10,565		642
Hexcel Corp (a)	5,800		255		Key Energy Services Inc (a)	6,100		48
Illinois Tool Works Inc	499		40		National Oilwell Varco Inc	2,130		174
Leggett & Platt Inc	2,400		72		Oil States International Inc (a)	1,955		200
Nikon Corp	21,952		417		Saipem SpA	1,250		28
Polypore International Inc (a)	1,200		45		SBM Offshore NV (a)	4,140		83
Siemens AG	1,440		190		Schlumberger Ltd	1,700		150
Textron Inc	11,982		398		Subsea 7 SA	17,508		340
Trinity Industries Inc	1,900		99		Weatherford International Ltd/Switzerland (a)	10,900		171
			$3,682					$3,477

Office & Business Equipment - (0.08)%					Packaging & Containers - (0.06)%
Canon Inc	3,600		120		Rock Tenn Co	5,060		478
Pitney Bowes Inc	29,000		672		Sealed Air Corp	9,375		301
Ricoh Co Ltd	12,000		138					$779
			$930		Pharmaceuticals - (0.66)%
Oil & Gas - (0.98)%					Actavis PLC (a)	4,090		667
Anadarko Petroleum Corp	2,179		194		Allergan Inc/United States	2,196		213
Apache Corp	2,700		247		BioMarin Pharmaceutical Inc (a)	2,900		204
Atwood Oceanics Inc (a)	3,700		194		Bristol-Myers Squibb Co	10,399		534
Bill Barrett Corp (a)	10,200		274		Dainippon Sumitomo Pharma Co Ltd	3,300		47
Cabot Oil & Gas Corp	49,446		1,703		Eisai Co Ltd	2,400		94
Cheniere Energy Inc (a)	4,000		158		Eli Lilly & Co	5,390		271
Chesapeake Energy Corp	37,046		995		Endo Health Solutions Inc (a)	11,364		763
Comstock Resources Inc	9,680		164		Hisamitsu Pharmaceutical Co Inc	879		47
Concho Resources Inc (a)	3,500		364		Jazz Pharmaceuticals PLC (a)	5,295		619
Continental Resources Inc/OK (a)	1,299		140		Mallinckrodt PLC (a)	400		21

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2013 (unaudited)

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value	(000	's)	COMMON STOCKS (continued)	Shares	Value	(000	's)

Pharmaceuticals (continued)					Retail (continued)
Mead Johnson Nutrition Co	6,659		$563		Ascena Retail Group Inc (a)	2,600		$55
Medipal Holdings Corp	2,700		36		AutoNation Inc (a)	1,500		74
Medivation Inc (a)	600		38		Barnes & Noble Inc (a)	9,820		165
Merck & Co Inc	3,300		164		Bed Bath & Beyond Inc (a)	9,860		769
Mylan Inc/PA (a)	8,367		369		Bob Evans Farms Inc	700		39
Ono Pharmaceutical Co Ltd	400		30		Cabela's Inc (a)	11,497		704
Orion OYJ	747		20		CarMax Inc (a)	22,646		1,140
Perrigo Co	12,195		1,901		Casey's General Stores Inc	400		30
Pfizer Inc	2,510		80		Cash America International Inc	6,200		233
Pharmacyclics Inc (a)	300		37		Cheesecake Factory Inc/The	1,900		93
Salix Pharmaceuticals Ltd (a)	5,645		479		Children's Place Retail Stores Inc/The (a)	1,600		88
Sawai Pharmaceutical Co Ltd	1,800		125		Chipotle Mexican Grill Inc (a)	4,615		2,417
Stada Arzneimittel AG	3,157		163		Coach Inc	22,200		1,285
Takeda Pharmaceutical Co Ltd	800		39		Costco Wholesale Corp	2,100		263
Theravance Inc (a)	4,647		176		CST Brands Inc	1,180		39
Tsumura & Co	4,700		128		Darden Restaurants Inc	3,299		176
VCA Antech Inc (a)	6,100		183		Dick's Sporting Goods Inc	3,800		215
ViroPharma Inc (a)	1,800		89		Dollar Tree Inc (a)	12,251		682
			$8,100		Don Quijote Holdings Co Ltd	700		43
					DSW Inc	700		31
Pipelines - (0.14)%					Dufry AG (a)	636		107
Kinder Morgan Inc/DE	1,100		39		Family Dollar Stores Inc	2,200		154
ONEOK Inc	2,300		133		Fast Retailing Co Ltd	1,400		532
Spectra Energy Corp	1,600		54		Foot Locker Inc	8,506		331
Williams Cos Inc/The	42,470		1,496		Hennes & Mauritz AB	3,651		155
			$1,722		JC Penney Co Inc (a)	46,785		477
Publicly Traded Investment Fund - 0.00%					Kohl's Corp	7,700		426
SPDR S&P 500 ETF Trust	167		30		K's Holdings Corp	1,785		59
					L Brands Inc	14,010		911
					Lawson Inc	1,000		73
Real Estate - (0.04)%					Lululemon Athletica Inc (a)	8,900		621
Brookfield Asset Management Inc	900		35		McDonald's Corp	600		58
Forest City Enterprises Inc (a)	24,700		482
					Men's Wearhouse Inc	2,011		103
			$517		MSC Industrial Direct Co Inc	9,420		724
REITS - (1.31)%					Nitori Holdings Co Ltd	2,550		236
American Campus Communities Inc	54,000		1,751		Nordstrom Inc	6,000		373
Annaly Capital Management Inc	370		4		Nu Skin Enterprises Inc	1,800		230
					Office Depot Inc (a)	72,439		394
AvalonBay Communities Inc	11,825		1,402
Camden Property Trust	2,710		157		Pandora A/S	2		—
Digital Realty Trust Inc	2,509		119		Penske Automotive Group Inc	3,700		164
Duke Realty Corp	59,953		910		Ross Stores Inc	6,659		509
EastGroup Properties Inc	5,557		337		Salvatore Ferragamo SpA	5,034		200
Equity Residential	23,840		1,229		Signet Jewelers Ltd	3,728		286
Extra Space Storage Inc	9,641		405		Staples Inc	1,100		17
Health Care REIT Inc	15,706		879		Starbucks Corp	17,138		1,396
Healthcare Realty Trust Inc	14,235		315		Swatch Group AG/The - BR	197		129
Host Hotels & Resorts Inc	48,744		897		Target Corp	3,300		211
LTC Properties Inc	7,919		305		Tiffany & Co	12,328		1,099
Macerich Co/The	13,176		750		Tractor Supply Co	3,460		253
					Ulta Salon Cosmetics & Fragrance Inc (a)	2,600		330
National Retail Properties Inc	32,588		1,035		Urban Outfitters Inc (a)	6,954		271
Public Storage	2,400		366
Realty Income Corp	22,866		871		Walgreen Co	16,100		953
SL Green Realty Corp	14,378		1,301		Wendy's Co/The	11,800		102
Tanger Factory Outlet Centers	12,092		400		Williams-Sonoma Inc	8,929		528
Taubman Centers Inc	21,307		1,393		Yamada Denki Co Ltd	110,130		384
UDR Inc	24,200		563					$22,046
Universal Health Realty Income Trust	9,896		419		Semiconductors - (1.29)%
Ventas Inc	2,630		150		Advanced Micro Devices Inc (a)	61,242		223
			$15,958		Aixtron SE (a)	14,653		203
Retail - (1.79)%					Altera Corp	25,130		810
ABC-Mart Inc	4,098		187		Analog Devices Inc	4,470		216
Abercrombie & Fitch Co	4,050		139		Applied Materials Inc	49,724		860
Advance Auto Parts Inc	1,818		184		ASML Holding NV	6,283		587
Aeropostale Inc (a)	18,600		192		Atmel Corp (a)	28,300		216
ANN Inc (a)	200		7		Broadcom Corp	1,400		37
					Cavium Inc (a)	10,400		377

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2013 (unaudited)

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value	(000	's)	COMMON STOCKS (continued)	Shares	Value	(000	's)

Semiconductors (continued)					Telecommunications (continued)
Cree Inc (a)	3,746		$209		Deutsche Telekom AG	1,858		$29
Cypress Semiconductor Corp (a)	11,200		108		Elisa OYJ	5,287		133
Dialog Semiconductor PLC (a)	13,382		252		Finisar Corp (a)	26,500		548
Fairchild Semiconductor International Inc (a)	4,900		62		Harris Corp	600		39
Hittite Microwave Corp (a)	200		13		IPG Photonics Corp	8,041		583
Infineon Technologies AG	84,344		856		Juniper Networks Inc (a)	12,455		252
Integrated Device Technology Inc (a)	800		8		Leap Wireless International Inc (a)	8,365		139
Intel Corp	4,894		117		Level 3 Communications Inc (a)	2,700		82
International Rectifier Corp (a)	1,100		26		NII Holdings Inc (a)	4,800		12
Intersil Corp	3,200		34		Plantronics Inc	1,399		63
KLA-Tencor Corp	15,504		990		RF Micro Devices Inc (a)	15,510		82
Lam Research Corp (a)	2,700		141		SBA Communications Corp (a)	1,800		153
Microchip Technology Inc	43,216		1,871		Sprint Corp (a)	7,200		61
Micron Technology Inc (a)	203,969		4,303		Tele2 AB (a)	2,525		31
NVIDIA Corp	2,381		37		Telefonica SA	13,154		217
Qualcomm Inc	13,377		984		Telephone & Data Systems Inc	3,000		83
Rambus Inc (a)	5,634		48		Verizon Communications Inc	7,859		390
Semtech Corp (a)	800		24		Windstream Holdings Inc	6,400		52
Silicon Laboratories Inc (a)	1,200		47					$5,325
Skyworks Solutions Inc (a)	10,000		266
Sumco Corp	7,700		75		Textiles - (0.05)%
					Mohawk Industries Inc (a)	4,489		629
SunEdison Inc (a)	41,490		528
Teradyne Inc (a)	8,200		140
Veeco Instruments Inc (a)	9,880		318		Toys, Games & Hobbies - 0.00%
Xilinx Inc	19,237		855		Sanrio Co Ltd	500		23
			$15,841

Software - (0.50)%					Transportation - (0.25)%
ACI Worldwide Inc (a)	1,600		103		Atlas Air Worldwide Holdings Inc (a)	2,030		78
Acxiom Corp (a)	900		30		Cargotec Oyj	3,905		148
Adobe Systems Inc (a)	1,800		102		CH Robinson Worldwide Inc	4,000		235
Akamai Technologies Inc (a)	178		8		CSX Corp	900		25
Amadeus IT Holding SA	1,693		64		Expeditors International of Washington Inc	400		17
ANSYS Inc (a)	4,938		423		Genesee & Wyoming Inc (a)	300		29
athenahealth Inc (a)	2,700		354		Golar LNG Ltd	2,700		98
Capcom Co Ltd	1,977		38		JB Hunt Transport Services Inc	900		68
Cerner Corp (a)	23,282		1,338		Kansas City Southern	4,004		484
Check Point Software Technologies Ltd (a)	700		43		Kawasaki Kisen Kaisha Ltd	582		1
Citrix Systems Inc (a)	1,600		95		Keikyu Corp	4,000		34
Concur Technologies Inc (a)	5,100		495		Kintetsu Corp	3,000		10
Electronic Arts Inc (a)	12,342		274		Kirby Corp (a)	5,400		510
Informatica Corp (a)	7,800		303		Knight Transportation Inc	5,800		103
Konami Corp	400		10		Koninklijke Vopak NV	1,541		92
Nuance Communications Inc (a)	37,100		502		Kuehne + Nagel International AG	1,623		210
Paychex Inc	10,610		464		Mitsui OSK Lines Ltd	77,000		343
PTC Inc (a)	1,400		45		Norfolk Southern Corp	400		35
Red Hat Inc (a)	300		14		Panalpina Welttransport Holding AG	175		29
Salesforce.com Inc (a)	15,600		813		PostNL NV (a)	41,539		243
SAP AG	5,221		432		Swift Transportation Co (a)	2,890		67
ServiceNow Inc (a)	400		21		Tidewater Inc	1,999		114
SolarWinds Inc (a)	600		20		TNT Express NV	624		6
Solera Holdings Inc	200		13					$2,979
Take-Two Interactive Software Inc (a)	3,398		56
VMware Inc (a)	900		73		Trucking & Leasing - (0.01)%
			$6,133		GATX Corp	3,300		166

Storage & Warehousing - 0.00%
Mitsubishi Logistics Corp	3,000		48		Water - (0.03)%
					Aqua America Inc	13,940		335

Telecommunications - (0.44)%					TOTAL COMMON STOCKS (proceeds $240,431)			$279,286
ADTRAN Inc	17,999		462		PREFERRED STOCKS - (0.04)%	Shares	Value	(000	's)
Aruba Networks Inc (a)	11,846		211
Belgacom SA	3,187		95		Automobile Manufacturers - (0.04)%
CenturyLink Inc	8,800		270		Volkswagen AG	1,990		527
Ciena Corp (a)	23,101		513
Corning Inc	33,063		565
Crown Castle International Corp (a)	3,500		260

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2013 (unaudited)

Short Sales Outstanding

PREFERRED STOCKS (continued)		Shares	Value(000	's)	U.S. GOVERNMENT & GOVERNMENT	Principal
Oil & Gas - 0.00%					AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)
Fuchs Petrolub SE		291	$28		U.S. Treasury (continued)
					2.00%, 02/15/2023	$1,500		$1,422
TOTAL PREFERRED STOCKS (proceeds $428)			$555		2.50%, 08/15/2023	3,006		2,950
	Principal				2.88%, 05/15/2043	600		498
BONDS- (2.06)%	Amount (000's)		Value(000	's)	4.63%, 02/15/2040	100		116
								$5,660
Banks- (0.35)%					TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY			$36,356
Bank of India/London					OBLIGATIONS (proceeds $36,504)
3.63%, 09/21/2018		$2,000	$1,925
Development Bank of Kazakhstan JSC					TOTAL SHORT SALES (proceeds $302,395)			$341,427
4.13%, 12/10/2022		1,500	1,339
Turkiye Garanti Bankasi AS
6.25%, 04/20/2021		1,000	1,013		(a) Non-Income Producing Security
			$4,277
Iron & Steel - (0.12)%
POSCO
4.25%, 10/28/2020		1,500	1,548

Oil & Gas - (0.58)%
Petrobras Global Finance BV
4.25%, 10/02/2023	EUR	2,500	3,417
Petroleos de Venezuela SA
4.90%, 10/28/2014		$4,000	3,644
			$7,061

Real Estate - (0.08)%
Country Garden Holdings Co Ltd
7.50%, 01/10/2023		1,000	968

Sovereign - (0.86)%
Banco Nacional de Desenvolvimento
Economico e Social
5.50%, 07/12/2020		1,500	1,523
Brazilian Government International Bond
4.88%, 01/22/2021		1,000	1,060
Hungary Government International Bond
6.38%, 03/29/2021		3,000	3,221
Spain Government Bond
4.80%, 01/31/2024	EUR	2,000	2,857
Sri Lanka Government International Bond
5.88%, 07/25/2022		$2,000	1,850
			$10,511

Telecommunications - (0.07)%
Qtel International Finance Ltd
4.50%, 01/31/2043		1,000	865

TOTAL BONDS (proceeds $25,032)			$25,230
U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS - (2.97)%	Amount (000's)		Value(000	's)

Federal National Mortgage Association (FNMA) - (2.34)%
2.50%, 12/01/2028		$1,000	$999
3.00%, 12/01/2043		6,000	5,787
3.50%, 12/01/2026		8,000	8,429
3.50%, 12/01/2041		7,000	7,055
4.50%, 12/01/2041		1,000	1,067
4.50%, 01/01/2042		5,000	5,319
			$28,656
Government National Mortgage Association (GNMA) -
(0.17)%
3.50%, 12/01/2041		2,000	2,040

U.S. Treasury - (0.46)%
0.25%, 10/15/2015		101	101
1.00%, 11/30/2019		600	573

See accompanying notes.

Schedule of Investments
Global Opportunities Fund
November 30, 2013 (unaudited)

COMMON STOCKS - 95.89%	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Advertising - 1.41%					Forest Products & Paper - 1.42%
Publicis Groupe SA	199,320		$17,577		Smurfit Kappa Group PLC	425,526		$10,105
					Sumitomo Forestry Co Ltd	627,700		7,520

Aerospace & Defense - 3.48%								$17,625
European Aeronautic Defence and Space Co	300,003		21,292		Healthcare - Services - 1.50%
NV					HCA Holdings Inc	402,733		18,695
Safran SA	334,750		22,016

			$43,308		Home Builders - 0.87%
Agriculture - 5.53%					Barratt Developments PLC	2,020,420		10,860
Altria Group Inc	627,778		23,215
British American Tobacco PLC	328,106		17,456
Japan Tobacco Inc	830,800		28,098		Home Furnishings - 0.74%
			$68,769		Whirlpool Corp	59,795		9,134

Automobile Manufacturers - 3.87%					Insurance - 7.03%
Daimler AG	284,307		23,522		Allstate Corp/The	357,319		19,392
Toyota Motor Corp	393,600		24,580		AXA SA	471,147		12,325
			$48,102		Axis Capital Holdings Ltd	334,914		16,455
Automobile Parts & Equipment - 1.62%					Berkshire Hathaway Inc - Class B (a)	113,130		13,183
Aisin Seiki Co Ltd	153,500		6,189		Prudential PLC	634,133		13,524
Lear Corp	167,988		13,928		StanCorp Financial Group Inc	194,886		12,494
			$20,117					$87,373

Banks - 6.30%					Internet - 1.46%
Banco do Brasil SA	652,600		7,132		Google Inc (a)	17,086		18,104
Royal Bank of Canada	278,600		18,469
Sumitomo Mitsui Financial Group Inc	410,800		20,440		Machinery - Diversified - 0.64%
Swedbank AB	486,539		12,402		Duerr AG	91,218		7,937
Wells Fargo & Co	452,108		19,902
			$78,345
					Media - 3.59%
Biotechnology - 2.38%					Comcast Corp - Class A	565,097		28,181
Gilead Sciences Inc (a)	395,974		29,623		ITV PLC	5,309,167		16,483
								$44,664

Chemicals - 2.55%					Miscellaneous Manufacturing - 2.24%
Johnson Matthey PLC	234,306		12,139		Danaher Corp	187,171		14,001
LyondellBasell Industries NV	252,916		19,520		Siemens AG	104,339		13,772
			$31,659					$27,773

Commercial Services - 1.39%					Oil & Gas - 3.04%
Service Corp International/US	955,196		17,260		Anadarko Petroleum Corp	108,925		9,675
					ConocoPhillips	253,830		18,479
Computers - 1.55%					Husky Energy Inc	339,800		9,590
Accenture PLC - Class A	249,167		19,303					$37,744
					Pharmaceuticals - 15.07%
Consumer Products - 1.06%					Cardinal Health Inc	218,106		14,090
Jarden Corp (a)	234,847		13,208		Express Scripts Holding Co (a)	420,264		28,305
					McKesson Corp	192,686		31,965
					Mylan Inc/PA (a)	348,007		15,357
Diversified Financial Services - 1.21%					Novo Nordisk A/S	68,949		12,326
Discover Financial Services	282,765		15,071		Omnicare Inc	413,008		23,657
					Roche Holding AG	104,410		29,122
Electric - 3.18%					Sawai Pharmaceutical Co Ltd	90,400		6,250
Huaneng Power International Inc	5,832,000		5,564		Shire PLC	579,955		26,260
Pinnacle West Capital Corp	212,419		11,335					$187,332
Tenaga Nasional BHD	5,750,500		17,590
Tokyo Electric Power Co Inc (a)	954,400		5,083		Real Estate - 2.18%
					Brookfield Asset Management Inc	503,700		19,484
			$39,572		Mitsui Fudosan Co Ltd	224,000		7,618
Electrical Components & Equipment - 1.61%								$27,102
Energizer Holdings Inc	181,784		20,060		REITS - 1.12%
					Camden Property Trust	129,582		7,505
Electronics - 2.42%					Extra Space Storage Inc	153,875		6,451
Omron Corp	542,000		22,336					$13,956
Tyco International Ltd	203,247		7,752
			$30,088		Retail - 3.98%
					CVS Caremark Corp	208,874		13,986
Food - 0.66%					Lowe's Cos Inc	242,814		11,529
JBS SA	2,265,200		8,171		Wal-Mart Stores Inc	296,136		23,990
								$49,505

See accompanying notes.

Schedule of Investments
Global Opportunities Fund
November 30, 2013 (unaudited)

				Portfolio Summary (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	Country	Percent
				United States	46 .11%
Semiconductors - 2.13%				Japan	13 .14%
Samsung Electronics Co Ltd	18,739	$26,442		France	5.88%
				United Kingdom	5.66%
				Germany	4.75%
Telecommunications - 3.70%				Ireland	4.47%
SK Telecom Co Ltd	60,524	12,944		Canada	3.83%
SoftBank Corp	142,800	11,588
TDC A/S	2,388,960	21,411		Korea, Republic Of	3.17%
				Switzerland	2.96%
		$45,943		Denmark	2.72%
Toys, Games & Hobbies - 2.28%				Malaysia	1.41%
Hasbro Inc	293,326	15,787		Bermuda	1.32%
Namco Bandai Holdings Inc	617,600	12,539		Brazil	1.23%
		$28,326		Sweden	1.00%
				Hong Kong	0.68%
Transportation - 2.00%				China	0.45%
Deutsche Post AG	390,567	13,789		Other Assets in Excess of Liabilities, Net	1.22%
Seino Holdings Co Ltd	968,000	11,072		TOTAL NET ASSETS	100.00%
		$24,861

Water- 0.68%
Guangdong Investment Ltd	9,074,000	8,390

TOTAL COMMON STOCKS		$1,191,999
	Maturity
REPURCHASE AGREEMENTS - 2.89% Amount (000's)		Value(000	's)

Banks- 2.89%
Investment in Joint Trading Account; Barclays $	5,300	$5,300
Bank PLC Repurchase Agreement; 0.06%
dated 11/29/2013 maturing 12/02/2013
(collateralized by US Government
Securities; $5,405,549; 0.63% - 3.13%;
dated 07/15/16 - 05/15/21)
Investment in Joint Trading Account; Credit	12,113	12,113
Suisse Repurchase Agreement; 0.07%
dated 11/29/2013 maturing 12/02/2013
(collateralized by US Government
Securities; $12,355,541; 0.00%; dated
08/15/16 - 02/15/41)
Investment in Joint Trading Account; Deutsche	12,643	12,643
Bank Repurchase Agreement; 0.09% dated
11/29/2013 maturing 12/02/2013
(collateralized by US Government
Securities; $12,896,095; 0.00% - 6.03%;
dated 12/04/13 - 02/15/43)
Investment in Joint Trading Account; Merrill	5,856	5,856
Lynch Repurchase Agreement; 0.07%
dated 11/29/2013 maturing 12/02/2013
(collateralized by US Government
Securities; $5,972,668; 0.00% - 4.63%;
dated 02/28/17 - 02/15/40)
		$35,912
TOTAL REPURCHASE AGREEMENTS		$35,912
Total Investments		$1,227,911
Other Assets in Excess of Liabilities, Net - 1.22%		$15,177
TOTAL NET ASSETS - 100.00%		$1,243,088

(a) Non-Income Producing Security

See accompanying notes.

Schedule of Investments
International Equity Index Fund
November 30, 2013 (unaudited)

COMMON STOCKS - 97.44%	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Advertising - 0.44%					Automobile Parts & Equipment (continued)
Dentsu Inc	8,900		$371		Bridgestone Corp	26,800		$984
Hakuhodo DY Holdings Inc	9,600		76		Cie Generale des Etablissements Michelin	7,706		836
JCDecaux SA	2,744		108		Continental AG	4,528		944
Publicis Groupe SA	7,451		657		Denso Corp	20,000		1,004
WPP PLC	54,959		1,213		GKN PLC	67,496		418
			$2,425		JTEKT Corp	8,500		132
					Koito Manufacturing Co Ltd	4,000		77
Aerospace & Defense - 1.12%					NGK Insulators Ltd	11,000		202
BAE Systems PLC	132,963		929		NGK Spark Plug Co Ltd	7,000		163
Cobham PLC	44,400		192		NHK Spring Co Ltd	6,500		73
European Aeronautic Defence and Space Co	24,307		1,725		NOK Corp	3,900		62
NV					Nokian Renkaat OYJ	4,656		230
Finmeccanica SpA (a)	16,660		121
					Pirelli & C. SpA	9,792		151
IHI Corp	54,000		226		Stanley Electric Co Ltd	5,900		130
Meggitt PLC	32,509		265		Sumitomo Electric Industries Ltd	31,000		484
Rolls-Royce Holdings PLC (a)	77,402		1,562
					Sumitomo Rubber Industries Ltd	7,000		99
Safran SA	11,159		734		Toyoda Gosei Co Ltd	2,700		66
Thales SA	3,748		228		Toyota Boshoku Corp	2,700		37
Zodiac Aerospace	1,405		238		Toyota Industries Corp	6,700		292
			$6,220		Valeo SA	3,108		330
Agriculture - 1.37%					Yokohama Rubber Co Ltd/The	8,000		83
British American Tobacco PLC	78,333		4,167					$7,115
Golden Agri-Resources Ltd	291,000		133		Banks - 14.28%
Imperial Tobacco Group PLC	39,904		1,516		Aozora Bank Ltd	44,000		127
Japan Tobacco Inc	45,300		1,532		Australia & New Zealand Banking Group Ltd	112,943		3,281
Swedish Match AB	8,315		258		Banca Monte dei Paschi di Siena SpA (a)	264,484		67
			$7,606		Banco Bilbao Vizcaya Argentaria SA	238,520		2,842
Airlines - 0.21%					Banco de Sabadell SA	139,905		360
ANA Holdings Inc	48,000		97		Banco Espirito Santo SA (a)	74,431		104
Cathay Pacific Airways Ltd	49,000		104		Banco Popular Espanol SA (a)	52,905		307
Deutsche Lufthansa AG (a)	9,467		205		Banco Santander SA	467,752		4,158
easyJet PLC	6,529		152		Bank Hapoalim BM	43,421		242
International Consolidated Airlines Group SA	39,118		235		Bank Leumi Le-Israel BM (a)	51,561		210
(a)					Bank of East Asia Ltd	51,200		227
Japan Airlines Co Ltd	2,500		127		Bank of Ireland (a)	868,300		337
Qantas Airways Ltd (a)	45,219		50		Bank of Kyoto Ltd/The	13,000		112
Singapore Airlines Ltd	22,000		183		Bank of Queensland Ltd	13,165		146
			$1,153		Bank of Yokohama Ltd/The	49,000		269
					Bankia SA (a)	165,942		219
Apparel - 0.77%					Barclays PLC	629,075		2,788
Adidas AG	8,613		1,046		Bendigo and Adelaide Bank Ltd	16,961		174
Asics Corp	6,600		109		BNP Paribas SA	40,983		3,071
Burberry Group PLC	18,242		455		BOC Hong Kong Holdings Ltd	152,500		515
Christian Dior SA	2,244		437		CaixaBank SA	70,459		356
Hugo Boss AG	1,304		175		CaixaBank SA - Rights (a)	47,782		3
LVMH Moet Hennessy Louis Vuitton SA	10,452		1,967		Chiba Bank Ltd/The	31,000		216
Yue Yuen Industrial Holdings Ltd	30,500		95		Chugoku Bank Ltd/The	6,500		88
			$4,284		Commerzbank AG (a)	39,837		590
Automobile Manufacturers - 3.70%					Commonwealth Bank of Australia	66,356		4,699
					Credit Agricole SA (a)	41,133		515
Bayerische Motoren Werke AG	13,630		1,563		Credit Suisse Group AG (a)	62,349		1,861
Daihatsu Motor Co Ltd	7,900		145		Danske Bank A/S (a)	26,988		612
Daimler AG	39,624		3,278
Fiat SpA (a)	36,034		285		DBS Group Holdings Ltd	71,000		972
Fuji Heavy Industries Ltd	24,200		686		Deutsche Bank AG	41,968		2,015
Hino Motors Ltd	11,000		171		DNB ASA	40,230		710
Honda Motor Co Ltd	67,100		2,844		Erste Group Bank AG	10,616		373
Isuzu Motors Ltd	49,000		314		Fukuoka Financial Group Inc	32,000		144
Mazda Motor Corp (a)	111,000		513		Gunma Bank Ltd/The	16,000		91
Mitsubishi Motors Corp (a)	17,900		194		Hachijuni Bank Ltd/The	17,000		101
Nissan Motor Co Ltd	102,400		933		Hang Seng Bank Ltd	31,500		514
Renault SA	7,913		701		Hiroshima Bank Ltd/The	21,000		86
Scania AB	13,173		261		Hokuhoku Financial Group Inc	47,000		96
Suzuki Motor Corp	15,000		386		HSBC Holdings PLC	767,984		8,577
Toyota Motor Corp	113,600		7,094		Intesa Sanpaolo SpA	478,599		1,154
Volkswagen AG	1,215		316		Iyo Bank Ltd/The	10,700		108
Volvo AB - B Shares	62,455		822		Joyo Bank Ltd/The	28,000		143
					KBC Groep NV	10,299		588
			$20,506		Lloyds Banking Group PLC (a)	2,056,521		2,599
Automobile Parts & Equipment - 1.29%					Mediobanca SpA (a)	21,269		181
Aisin Seiki Co Ltd	7,900		318		Mitsubishi UFJ Financial Group Inc	524,800		3,389

See accompanying notes.

Schedule of Investments
International Equity Index Fund
November 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Banks (continued)					Chemicals - 3.23%
Mizrahi Tefahot Bank Ltd	5,182		$66		Air Liquide SA	12,834		$1,787
Mizuho Financial Group Inc	946,200		1,993		Air Water Inc	6,000		84
National Australia Bank Ltd	96,694		3,046		Akzo Nobel NV	9,872		743
Natixis	38,160		210		Arkema SA	2,585		295
Nishi-Nippon City Bank Ltd/The	28,000		73		Asahi Kasei Corp	52,000		411
Nordea Bank AB	125,040		1,613		BASF SE	37,810		4,029
Oversea-Chinese Banking Corp Ltd	106,000		882		Brenntag AG	2,120		376
Pohjola Bank PLC	5,704		108		Croda International PLC	5,590		212
Raiffeisen Bank International AG	2,012		74		Daicel Corp	12,000		95
Resona Holdings Inc	76,500		380		EMS-Chemie Holding AG	337		119
Royal Bank of Scotland Group PLC (a)	88,824		474		Givaudan SA (a)	342		482
Seven Bank Ltd	24,500		85		Hitachi Chemical Co Ltd	4,300		66
Shinsei Bank Ltd	68,000		168		Incitec Pivot Ltd	67,048		158
Shizuoka Bank Ltd/The	23,000		261		Israel Chemicals Ltd	18,336		156
Skandinaviska Enskilda Banken AB	62,531		757		Johnson Matthey PLC	8,437		437
Societe Generale SA	29,590		1,698		JSR Corp	7,300		135
Standard Chartered PLC	99,769		2,360		K+S AG	7,091		198
Sumitomo Mitsui Financial Group Inc	52,400		2,607		Kaneka Corp	12,000		74
Sumitomo Mitsui Trust Holdings Inc	136,440		673		Kansai Paint Co Ltd	10,000		142
Suruga Bank Ltd	7,000		117		Koninklijke DSM NV	6,348		498
Svenska Handelsbanken AB	20,541		953		Kuraray Co Ltd	14,200		177
Swedbank AB	37,280		950		LANXESS AG	3,425		226
UBS AG (a)	150,148		2,856		Linde AG	7,642		1,559
UniCredit SpA	178,739		1,292		Lonza Group AG (a)	2,178		203
Unione di Banche Italiane SCPA	35,265		238		Mitsubishi Chemical Holdings Corp	56,000		261
United Overseas Bank Ltd	52,000		867		Mitsubishi Gas Chemical Co Inc	16,000		125
Westpac Banking Corp	127,767		3,824		Mitsui Chemicals Inc	34,000		83
Yamaguchi Financial Group Inc	9,000		83		Nippon Paint Co Ltd	7,000		114
			$79,045		Nitto Denko Corp	6,800		347
					Novozymes A/S	9,306		359
Beverages - 2.35%					OCI (a)	3,735		151
Anheuser-Busch InBev NV	33,081		3,372		Shin-Etsu Chemical Co Ltd	16,900		979
Asahi Group Holdings Ltd	15,900		436		Showa Denko KK	62,000		96
Carlsberg A/S	4,404		482		Solvay SA	2,441		372
Coca-Cola Amatil Ltd	23,575		259		Sumitomo Chemical Co Ltd	61,000		246
Coca-Cola HBC AG	8,236		231		Syngenta AG	3,834		1,503
Coca-Cola West Co Ltd	2,500		55		Taiyo Nippon Sanso Corp	10,000		66
Diageo PLC	103,365		3,293		Teijin Ltd	39,000		85
Heineken Holding NV	4,150		261		Ube Industries Ltd/Japan	44,000		92
Heineken NV	9,485		644		Yara International ASA	7,452		324
Kirin Holdings Co Ltd	36,000		555					$17,865
Pernod Ricard SA	8,737		991
Remy Cointreau SA	1,048		89		Commercial Services - 1.43%
SABMiller PLC	39,601		2,040		Abertis Infraestructuras SA	15,848		337
Suntory Beverage & Food Ltd	5,100		161		Adecco SA (a)	5,454		420
Treasury Wine Estates Ltd	26,644		119		Aggreko PLC	11,075		290
			$12,988		Atlantia SpA	13,622		304
					Babcock International Group PLC	14,905		319
Biotechnology - 0.23%					Benesse Holdings Inc	3,000		115
CSL Ltd	20,051		1,253		Brambles Ltd	64,114		554
					Bunzl PLC	13,694		311
Building Materials - 1.16%					Bureau Veritas SA	9,094		270
Asahi Glass Co Ltd	42,000		271		Capita PLC	27,081		441
Boral Ltd	31,862		140		Dai Nippon Printing Co Ltd	23,000		237
Cie de St-Gobain	17,069		906		Edenred	8,369		302
CRH PLC	30,027		760		Experian PLC	41,347		761
Daikin Industries Ltd	9,700		617		G4S PLC	63,873		273
Fletcher Building Ltd	28,244		210		Intertek Group PLC	6,641		330
Geberit AG	1,556		457		Park24 Co Ltd	4,000		75
HeidelbergCement AG	5,789		452		Randstad Holding NV	5,105		318
Holcim Ltd (a)	9,425		682		Secom Co Ltd	8,600		532
Imerys SA	1,396		113		Securitas AB	12,890		133
James Hardie Industries PLC	18,212		207		Serco Group PLC	20,550		153
Lafarge SA	7,686		545		SGS SA	225		506
LIXIL Group Corp	11,000		285		Sodexo	3,881		390
Rinnai Corp	1,400		106		Toppan Printing Co Ltd	23,000		186
Sika AG	89		292		Transurban Group	58,094		371
Taiheiyo Cement Corp	48,000		194					$7,928

TOTO Ltd	12,000		176		Computers - 0.40%
			$6,413		AtoS	2,878		243

See accompanying notes.

Schedule of Investments
International Equity Index Fund
November 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Computers (continued)					Electric (continued)
Cap Gemini SA	5,896		$384		EDP - Energias de Portugal SA	82,621		$313
Computershare Ltd	19,462		193		Electric Power Development Co Ltd	4,800		142
Fujitsu Ltd	77,000		359		Electricite de France	9,954		370
Gemalto NV	3,261		368		Enel SpA	270,968		1,232
Itochu Techno-Solutions Corp	1,000		38		Fortum OYJ	18,285		418
Nomura Research Institute Ltd	4,200		138		GDF Suez	54,629		1,266
NTT Data Corp	5,200		188		Hokkaido Electric Power Co Inc	7,500		88
Otsuka Corp	700		90		Hokuriku Electric Power Co	6,900		92
TDK Corp	5,100		238		Iberdrola SA	192,655		1,227
			$2,239		Kansai Electric Power Co Inc/The	29,000		330
					Kyushu Electric Power Co Inc	17,600		228
Consumer Products - 0.53%					Origin Energy Ltd	45,203		574
Henkel AG & Co KGaA	5,347		528		Power Assets Holdings Ltd	57,000		463
Husqvarna AB	16,631		100		Red Electrica Corp SA	4,455		285
Reckitt Benckiser Group PLC	26,623		2,136		RWE AG	20,146		773
Societe BIC SA	1,194		146		Shikoku Electric Power Co Inc	7,300		116
			$2,910		SP AusNet	69,495		73
Cosmetics & Personal Care - 0.60%					SSE PLC	39,699		861
Beiersdorf AG	4,150		421		Terna Rete Elettrica Nazionale SpA	62,057		299
Kao Corp	21,200		697		Tohoku Electric Power Co Inc	18,600		205
L'Oreal SA	9,955		1,664		Tokyo Electric Power Co Inc (a)	59,500		317
Shiseido Co Ltd	14,800		254					$12,602
Unicharm Corp	4,700		298		Electrical Components & Equipment - 0.91%
			$3,334		Brother Industries Ltd	9,700		123
Distribution & Wholesale - 0.98%					Casio Computer Co Ltd	9,200		105
Hitachi High-Technologies Corp	2,600		61		Hitachi Ltd	199,000		1,469
ITOCHU Corp	62,000		783		Legrand SA	10,903		601
Jardine Cycle & Carriage Ltd	4,000		112		Mabuchi Motor Co Ltd	1,000		60
Li & Fung Ltd	240,000		327		Nidec Corp	4,200		407
Marubeni Corp	68,000		494		Osram Licht AG (a)	3,448		204
Mitsubishi Corp	57,900		1,140		Prysmian SpA	8,392		219
Mitsui & Co Ltd	71,500		992		Schneider Electric SA	21,914		1,854
Sojitz Corp	51,500		95					$5,042
Sumitomo Corp	46,300		573		Electronics - 1.15%
Toyota Tsusho Corp	8,700		225		Advantest Corp	6,200		80
Wolseley PLC	11,295		608		Hamamatsu Photonics KK	2,900		114
			$5,410		Hirose Electric Co Ltd	1,200		184
Diversified Financial Services - 1.53%					Hoya Corp	17,900		484
Aberdeen Asset Management PLC	39,493		317		Ibiden Co Ltd	4,700		81
Acom Co Ltd (a)	16,400		61		Keyence Corp	1,840		740
AEON Financial Service Co Ltd	2,800		78		Koninklijke Philips NV	40,162		1,436
ASX Ltd	7,969		269		Kyocera Corp	13,400		711
Credit Saison Co Ltd	6,500		183		Murata Manufacturing Co Ltd	8,300		714
Daiwa Securities Group Inc	68,000		662		NEC Corp	102,000		225
Deutsche Boerse AG	7,945		614		Nippon Electric Glass Co Ltd	15,000		81
Hargreaves Lansdown PLC	8,787		174		Omron Corp	8,400		346
Hong Kong Exchanges and Clearing Ltd	45,100		791		Rexel SA	8,739		222
ICAP PLC	22,656		153		Toshiba Corp	166,000		718
Investec PLC	23,807		168		Yaskawa Electric Corp	9,000		121
Japan Exchange Group Inc	10,200		273		Yokogawa Electric Corp	8,800		133
Julius Baer Group Ltd (a)	9,213		431					$6,390
London Stock Exchange Group PLC	7,254		193		Energy - Alternate Sources - 0.03%
Macquarie Group Ltd	12,593		621		Enel Green Power SpA	72,040		177
Mitsubishi UFJ Lease & Finance Co Ltd	24,000		144
Nomura Holdings Inc	149,500		1,188
Old Mutual PLC	201,573		655		Engineering & Construction - 1.31%
ORIX Corp	52,100		952		ABB Ltd (a)	90,524		2,311
Partners Group Holding AG	714		178		ACS Actividades de Construccion y Servicios	5,975		193
Schroders PLC	4,187		169		SA
Singapore Exchange Ltd	35,000		202		Aeroports de Paris	1,222		134
			$8,476		Aker Solutions ASA	6,768		120
					Auckland International Airport Ltd	43,562		125
Electric - 2.28%					Bouygues SA	7,883		297
AGL Energy Ltd	22,814		312		Cheung Kong Infrastructure Holdings Ltd	26,000		171
Chubu Electric Power Co Inc	26,500		358		Chiyoda Corp	6,000		82
Chugoku Electric Power Co Inc/The	12,200		178		Ferrovial SA	16,608		314
CLP Holdings Ltd	73,000		598		Fraport AG Frankfurt Airport Services	1,519		112
Contact Energy Ltd	15,093		59		Worldwide
E.ON SE	74,135		1,425		Hochtief AG	1,268		112

See accompanying notes.

Schedule of Investments
International Equity Index Fund
November 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Engineering & Construction (continued)					Food Service - 0.20%
JGC Corp	9,000		$336		Compass Group PLC	74,438		$1,121
Kajima Corp	35,000		131
Kinden Corp	5,000		53
Koninklijke Boskalis Westminster NV	3,218		160		Forest Products & Paper - 0.26%
Leighton Holdings Ltd	6,941		103		Oji Holdings Corp	33,000		156
					Stora Enso OYJ	22,655		223
Obayashi Corp	27,000		146		Svenska Cellulosa AB SCA	24,143		704
Sembcorp Industries Ltd	40,000		172
Shimizu Corp	24,000		112		UPM-Kymmene OYJ	21,765		361
Singapore Technologies Engineering Ltd	64,000		206					$1,444
Skanska AB	15,641		298		Gas - 1.01%
Taisei Corp	40,000		182		Centrica PLC	211,848		1,172
Vinci SA	19,726		1,267		Enagas SA	7,862		207
WorleyParsons Ltd	8,520		127		Gas Natural SDG SA	14,418		359
			$7,264		Hong Kong & China Gas Co Ltd	235,712		555
					National Grid PLC	153,546		1,944
Entertainment - 0.23%					Osaka Gas Co Ltd	77,000		312
Genting Singapore PLC	252,000		295		Snam SpA	83,525		449
Oriental Land Co Ltd/Japan	2,100		310		Toho Gas Co Ltd	17,000		82
Sankyo Co Ltd	2,200		101
Tabcorp Holdings Ltd	30,664		98		Tokyo Gas Co Ltd	98,000		488
Tatts Group Ltd	57,744		162					$5,568
Toho Co Ltd/Tokyo	4,700		102		Hand & Machine Tools - 0.35%
William Hill PLC	35,675		225		Fuji Electric Co Ltd	23,000		104
			$1,293		Makita Corp	4,600		230
					Sandvik AB	43,892		612
Environmental Control - 0.02%					Schindler Holding AG - PC	1,933		266
Kurita Water Industries Ltd	4,400		94		Schindler Holding AG - REG	856		119
					SMC Corp/Japan	2,100		507
Food - 5.15%					THK Co Ltd	4,700		114
Ajinomoto Co Inc	25,000		357					$1,952
Aryzta AG (a)	3,590		267
Associated British Foods PLC	14,665		549		Healthcare - Products - 0.76%
Barry Callebaut AG (a)	90		103		Cochlear Ltd	2,348		125
Calbee Inc	3,000		76		Coloplast A/S	4,574		300
Carrefour SA	25,333		995		Elekta AB	15,173		227
Casino Guichard Perrachon SA	2,324		260		Essilor International SA	8,427		883
Colruyt SA	3,122		176		Getinge AB	8,239		257
Danone	23,379		1,700		Luxottica Group SpA	6,872		363
					Olympus Corp (a)	9,900		334
Delhaize Group SA	4,203		244		QIAGEN NV (a)	9,738		227
Distribuidora Internacional de Alimentacion	25,169		230
SA					Shimadzu Corp	10,000		93
First Pacific Co Ltd/Hong Kong	98,000		112		Smith & Nephew PLC	37,002		493
					Sonova Holding AG (a)	2,073		289
J Sainsbury PLC	50,863		339
Jeronimo Martins SGPS SA	10,362		214		Sysmex Corp	3,000		195
Kerry Group PLC	6,149		394		Terumo Corp	6,300		330
					William Demant Holding A/S (a)	1,050		98
Kikkoman Corp	6,000		115
Koninklijke Ahold NV	41,493		755					$4,214
Lindt & Spruengli AG	4		205		Healthcare - Services - 0.36%
Lindt & Spruengli AG - PC	35		151		Fresenius Medical Care AG & Co KGaA	8,879		623
MEIJI Holdings Co Ltd	2,500		140		Fresenius SE & Co KGaA	5,151		729
Metcash Ltd	36,255		101		Miraca Holdings Inc	2,300		107
Metro AG	5,337		267		Ramsay Health Care Ltd	5,407		190
Nestle SA	132,751		9,684		Ryman Healthcare Ltd	15,362		97
Nippon Meat Packers Inc	7,000		113		Sonic Healthcare Ltd	15,647		236
Nisshin Seifun Group Inc	8,550		93					$1,982
Nissin Foods Holdings Co Ltd	2,400		97
Olam International Ltd	60,000		74		Holding Companies - Diversified - 0.66%
Seven & I Holdings Co Ltd	31,000		1,144		GEA Group AG	7,528		351
Suedzucker AG	3,362		85		Groupe Bruxelles Lambert SA	3,321		294
Tate & Lyle PLC	19,199		246		Hutchison Whampoa Ltd	88,000		1,118
Tesco PLC	332,682		1,892		Industrivarden AB	5,073		91
Toyo Suisan Kaisha Ltd	4,000		117		Keppel Corp Ltd	59,200		533
Unilever NV - CVA	67,059		2,634		Noble Group Ltd	177,000		156
Unilever PLC	52,835		2,134		NWS Holdings Ltd	60,500		91
Wilmar International Ltd	79,000		221		Swire Pacific Ltd	28,000		338
WM Morrison Supermarkets PLC	91,255		396		Wendel SA	1,327		184
Woolworths Ltd	51,467		1,578		Wharf Holdings Ltd	62,000		514
Yakult Honsha Co Ltd	3,600		183					$3,670
Yamazaki Baking Co Ltd	5,000		52		Home Builders - 0.24%
			$28,493		Daiwa House Industry Co Ltd	24,000		467

See accompanying notes.

Schedule of Investments
International Equity Index Fund
November 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Home Builders (continued)					Investment Companies - 0.26%
Iida Group Holdings Co Ltd	5,420		$109		Delek Group Ltd	169		$64
Persimmon PLC (a)	12,509		237		Eurazeo SA	1,267		93
Sekisui Chemical Co Ltd	18,000		211		Exor SpA	4,054		159
Sekisui House Ltd	22,000		305		Investment AB Kinnevik	9,206		362
			$1,329		Investor AB	18,750		611
					Israel Corp Ltd/The (a)	111		57
Home Furnishings - 0.41%					Pargesa Holding SA	1,113		86
Electrolux AB	9,903		241					$1,432
Matsushita Electric Industrial Co Ltd	90,900		1,045
Sharp Corp/Japan (a)	59,000		193		Iron & Steel - 0.66%
Sony Corp	41,700		762		ArcelorMittal	41,134		707
			$2,241		Daido Steel Co Ltd	12,000		66
					Fortescue Metals Group Ltd	64,091		331
Insurance - 5.37%					Hitachi Metals Ltd	8,000		114
Admiral Group PLC	7,893		160		Japan Steel Works Ltd/The	13,000		70
Aegon NV	73,915		657		JFE Holdings Inc	20,200		455
Ageas	9,131		385		Kobe Steel Ltd	103,000		177
AIA Group Ltd	495,800		2,510		Nippon Steel & Sumitomo Metal Corp	312,775		1,016
Allianz SE	18,770		3,257		ThyssenKrupp AG (a)	15,885		415
AMP Ltd	121,216		514		Voestalpine AG	4,614		229
Assicurazioni Generali SpA	48,067		1,101		Yamato Kogyo Co Ltd	1,700		57
Aviva PLC	121,310		852					$3,637
AXA SA	73,860		1,932
Baloise Holding AG	1,955		231		Leisure Products & Services - 0.23%
CNP Assurances	7,066		135		Carnival PLC	7,556		275
Dai-ichi Life Insurance Co Ltd/The	35,000		550		Flight Centre Travel Group Ltd	2,275		101
Delta Lloyd NV	7,731		188		Sega Sammy Holdings Inc	7,700		203
Direct Line Insurance Group PLC	46,311		178		Shimano Inc	3,200		284
Gjensidige Forsikring ASA	8,233		148		Tui Travel PLC	18,410		110
Hannover Rueck SE	2,482		206		Yamaha Corp	6,500		103
ING Groep NV (a)	158,004		2,050		Yamaha Motor Co Ltd	11,500		184
Insurance Australia Group Ltd	85,585		472					$1,260
Legal & General Group PLC	243,527		851
Mapfre SA	44,370		176		Lodging - 0.67%
MS&AD Insurance Group Holdings	20,900		564		Accor SA	6,555		287
Muenchener Rueckversicherungs AG	7,383		1,612		City Developments Ltd	17,000		135
NKSJ Holdings Inc	13,650		380		Crown Resorts Ltd	16,492		253
Prudential PLC	105,356		2,247		Echo Entertainment Group Ltd	32,290		74
					Galaxy Entertainment Group Ltd (a)	87,000		680
QBE Insurance Group Ltd	50,258		716
Resolution Ltd	58,378		326		InterContinental Hotels Group PLC	10,819		336
RSA Insurance Group PLC	150,520		262		MGM China Holdings Ltd	39,200		140
Sampo	17,253		803		Sands China Ltd	99,600		753
SCOR SE	6,322		221		Shangri-La Asia Ltd	64,166		123
Sony Financial Holdings Inc	7,200		129		SJM Holdings Ltd	80,000		256
Standard Life PLC	97,827		561		Whitbread PLC	7,423		433
Suncorp Group Ltd	52,964		636		Wynn Macau Ltd	64,000		245
Swiss Life Holding AG (a)	1,321		273					$3,715
Swiss Re AG	14,497		1,288		Machinery - Construction & Mining - 0.54%
T&D Holdings Inc	23,800		315		Atlas Copco AB - A Shares	27,643		769
Tokio Marine Holdings Inc	28,500		948		Atlas Copco AB - B Shares	16,064		405
Tryg A/S	1,010		91		Hitachi Construction Machinery Co Ltd	4,400		94
Vienna Insurance Group AG Wiener	1,581		83		Komatsu Ltd	38,400		801
Versicherung Gruppe					Mitsubishi Electric Corp	80,000		926
Zurich Insurance Group AG (a)	6,129		1,708					$2,995
			$29,716
					Machinery - Diversified - 1.11%
Internet - 0.36%					Alstom SA	8,889		326
Dena Co Ltd	4,300		83		Amada Co Ltd	15,000		133
Gree Inc	4,400		40		Andritz AG	2,997		190
Iliad SA	1,072		254		CNH Industrial NV (a)	38,866		444
Kakaku.com Inc	6,100		112		FANUC Corp	7,900		1,331
M3 Inc	29		76		Hexagon AB	9,776		300
Nexon Co Ltd	4,500		42		Kawasaki Heavy Industries Ltd	59,000		243
Rakuten Inc	29,900		459		Kone OYJ	6,428		590
SBI Holdings Inc/Japan	8,290		115		Kubota Corp	44,000		753
Seek Ltd	13,251		161		MAN SE	1,451		176
Trend Micro Inc/Japan	4,300		169		Metso OYJ	5,261		213
United Internet AG	4,392		176		Mitsubishi Heavy Industries Ltd	125,000		804
Yahoo Japan Corp	59,200		286		Nabtesco Corp	4,500		105
			$1,973		Sumitomo Heavy Industries Ltd	23,000		111
					Weir Group PLC/The	8,775		307

See accompanying notes.

Schedule of Investments
International Equity Index Fund
November 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Machinery - Diversified (continued)					Oil & Gas (continued)
Zardoya Otis SA	6,887		$118		Caltex Australia Ltd	5,557		$96
			$6,144		Eni SpA	104,723		2,507
					Galp Energia SGPS SA	14,286		237
Media - 0.86%					Idemitsu Kosan Co Ltd	900		81
Axel Springer AG	1,629		98		Inpex Corp	36,100		419
British Sky Broadcasting Group PLC	42,593		571		Japan Petroleum Exploration Co	1,200		46
ITV PLC	153,773		477		JX Holdings Inc	92,430		481
Kabel Deutschland Holding AG	911		119		Lundin Petroleum AB (a)	9,161		190
Lagardere SCA	4,588		155		Neste Oil OYJ	5,278		101
Pearson PLC	33,691		744		OMV AG	6,063		297
ProSiebenSat.1 Media AG	7,656		344		Repsol SA	34,851		914
Reed Elsevier NV	28,583		610		Royal Dutch Shell PLC - A Shares	157,320		5,260
Reed Elsevier PLC	48,466		700		Royal Dutch Shell PLC - B Shares	103,425		3,622
RTL Group SA	1,593		192		Santos Ltd	39,832		507
Singapore Press Holdings Ltd	67,000		227		Seadrill Ltd	15,454		656
Sky Deutschland AG (a)	18,049		185
					Showa Shell Sekiyu KK	7,800		87
Wolters Kluwer NV	12,428		350		Statoil ASA	45,942		1,035
			$4,772		TonenGeneral Sekiyu KK	12,000		116
Metal Fabrication & Hardware - 0.38%					Total SA	88,056		5,327
Assa Abloy AB	13,753		695		Transocean Ltd	14,837		747
Maruichi Steel Tube Ltd	1,900		47		Tullow Oil PLC	37,441		532
NSK Ltd	19,000		225		Woodside Petroleum Ltd	27,134		923
SKF AB	16,275		443					$33,142
Tenaris SA	19,439		436		Oil & Gas Services - 0.30%
Vallourec SA	4,419		251		Amec PLC	12,244		227
			$2,097		CGG SA (a)	6,553		136
Mining - 3.05%					Fugro NV	2,899		176
Alumina Ltd (a)	103,968		96		Petrofac Ltd	10,680		221
Anglo American PLC	57,391		1,262		Saipem SpA	10,900		244
Antofagasta PLC	16,233		210		Subsea 7 SA	10,861		211
BHP Billiton Ltd	132,212		4,509		Technip SA	4,188		419
BHP Billiton PLC	86,945		2,638					$1,634
Boliden AB	11,259		164		Packaging & Containers - 0.16%
Fresnillo PLC	7,584		103		Amcor Ltd/Australia	49,674		498
Glencore Xstrata PLC	436,799		2,206		Rexam PLC	32,590		266
Iluka Resources Ltd	17,236		137		Toyo Seikan Group Holdings Ltd	6,700		142
Mitsubishi Materials Corp	46,000		173					$906
Newcrest Mining Ltd	31,554		221
Norsk Hydro ASA	55,362		236		Pharmaceuticals - 8.44%
Orica Ltd	15,157		319		Actelion Ltd (a)	4,209		350
Randgold Resources Ltd	3,605		255		Alfresa Holdings Corp	1,700		88
Rio Tinto Ltd	17,938		1,080		Astellas Pharma Inc	17,900		1,062
Rio Tinto PLC	52,337		2,780		AstraZeneca PLC	51,562		2,957
Sumitomo Metal Mining Co Ltd	22,000		293		Bayer AG	34,042		4,534
Umicore SA	4,693		210		Celesio AG	3,501		112
			$16,892		Chugai Pharmaceutical Co Ltd	9,200		220
					Daiichi Sankyo Co Ltd	27,700		509
Miscellaneous Manufacturing - 1.38%					Dainippon Sumitomo Pharma Co Ltd	6,600		95
Alfa Laval AB	12,950		307		Eisai Co Ltd	10,400		407
ALS Ltd/Queensland	15,842		121		Elan Corp PLC (a)	20,043		362
FUJIFILM Holdings Corp	19,100		523		GlaxoSmithKline PLC	201,662		5,335
IMI PLC	13,011		312		Grifols SA	6,140		281
Invensys PLC	26,975		221		Hisamitsu Pharmaceutical Co Inc	2,500		133
Konica Minolta Inc	19,500		197		Kyowa Hakko Kirin Co Ltd	9,000		105
Melrose Industries PLC	52,142		249		Medipal Holdings Corp	5,500		73
Nikon Corp	14,000		266		Merck KGaA	2,660		461
Orkla ASA	31,459		244		Mitsubishi Tanabe Pharma Corp	9,200		126
Siemens AG	32,640		4,308		Novartis AG	94,692		7,486
Smiths Group PLC	16,217		364		Novo Nordisk A/S	16,395		2,931
Sulzer AG	987		153		Ono Pharmaceutical Co Ltd	3,400		258
Wartsila OYJ Abp	7,308		357		Orion OYJ	4,079		107
			$7,622		Otsuka Holdings Co Ltd	14,900		436
Office & Business Equipment - 0.34%					Roche Holding AG	28,922		8,067
Canon Inc	46,700		1,555		Sanofi	49,155		5,194
Ricoh Co Ltd	28,000		322		Santen Pharmaceutical Co Ltd	3,100		148
			$1,877		Shionogi & Co Ltd	12,300		271
					Shire PLC	22,773		1,031
Oil & Gas - 5.99%					Suzuken Co Ltd/Aichi Japan	2,900		99
BG Group PLC	140,155		2,859		Taisho Pharmaceutical Holdings Co Ltd	1,300		89
BP PLC	775,955		6,102		Takeda Pharmaceutical Co Ltd	32,500		1,580

See accompanying notes.

Schedule of Investments
International Equity Index Fund
November 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Pharmaceuticals (continued)					REITS (continued)
Teva Pharmaceutical Industries Ltd	34,986		$1,427		Mirvac Group	150,870		$233
Tsumura & Co	2,500		68		Nippon Building Fund Inc	28		329
UCB SA	4,531		304		Nippon Prologis REIT Inc	10		97
			$46,706		Nomura Real Estate Office Fund Inc	15		71
					Segro PLC	30,553		167
Pipelines - 0.03%					Stockland	94,918		332
APA Group	34,404		192		Unibail-Rodamco SE	4,003		1,045
					United Urban Investment Corp	98		140
Private Equity - 0.04%					Westfield Group	84,797		802
3i Group PLC	39,997		242		Westfield Retail Trust	123,330		342
								$7,940

Publicly Traded Investment Fund - 1.03%					Retail - 2.44%
iShares MSCI EAFE ETF	86,167		5,708		ABC-Mart Inc	1,100		50
					Aeon Co Ltd	25,000		337
					Cie Financiere Richemont SA	21,489		2,177
Real Estate - 1.72%					Citizen Holdings Co Ltd	10,900		84
Aeon Mall Co Ltd	4,650		134
CapitaLand Ltd	106,000		256		Don Quijote Holdings Co Ltd	2,200		135
					FamilyMart Co Ltd	2,400		110
CapitaMalls Asia Ltd	56,000		91		Fast Retailing Co Ltd	2,200		836
Cheung Kong Holdings Ltd	57,000		900
Daito Trust Construction Co Ltd	3,000		285		Harvey Norman Holdings Ltd	21,866		64
					Hennes & Mauritz AB	39,084		1,656
Deutsche Wohnen AG	12,253		246		Inditex SA	8,981		1,433
Global Logistic Properties Ltd	127,000		298
Hang Lung Properties Ltd	92,000		309		Isetan Mitsukoshi Holdings Ltd	14,600		210
					J Front Retailing Co Ltd	20,000		157
Henderson Land Development Co Ltd	43,700		255		Kering	3,115		691
Hopewell Holdings Ltd	23,500		79
Hulic Co Ltd	11,000		194		Kingfisher PLC	97,681		600
Hysan Development Co Ltd	26,000		121		Lawson Inc	2,700		198
IMMOFINANZ AG (a)	39,503		189		Marks & Spencer Group PLC	66,518		529
Keppel Land Ltd	29,000		81		Marui Group Co Ltd	9,200		95
					McDonald's Holdings Co Japan Ltd	2,700		74
Kerry Properties Ltd	26,500		105		Next PLC	6,477		583
Lend Lease Group	22,507		226
Mitsubishi Estate Co Ltd	52,000		1,445		Nitori Holdings Co Ltd	1,400		130
					Shimamura Co Ltd	900		92
Mitsui Fudosan Co Ltd	34,000		1,156		Swatch Group AG/The - BR	1,270		831
New World Development Co Ltd	156,000		211
Nomura Real Estate Holdings Inc	5,100		120		Swatch Group AG/The - REG	1,787		199
					Takashimaya Co Ltd	11,000		104
NTT Urban Development Corp	4,700		54		Travis Perkins PLC	10,091		296
REA Group Ltd	2,169		80
Sino Land Co Ltd	123,073		168		USS Co Ltd	9,000		124
					Wesfarmers Ltd	40,928		1,599
Sumitomo Realty & Development Co Ltd	15,000		713		Yamada Denki Co Ltd	37,800		132
Sun Hung Kai Properties Ltd	66,000		846
Swire Properties Ltd	48,200		130					$13,526
Swiss Prime Site AG (a)	2,242		172		Semiconductors - 0.66%
Tokyo Tatemono Co Ltd	17,000		168		ARM Holdings PLC	57,601		953
Tokyu Fudosan Holdings Corp	21,600		198		ASM Pacific Technology Ltd	9,900		82
UOL Group Ltd	19,000		94		ASML Holding NV	14,716		1,375
Wheelock & Co Ltd	38,000		185		Infineon Technologies AG	44,501		451
			$9,509		Rohm Co Ltd	4,000		174
					STMicroelectronics NV	26,239		207
REITS - 1.43%					Sumco Corp	4,800		47
Ascendas Real Estate Investment Trust	84,000		148		Tokyo Electron Ltd	7,100		385
British Land Co PLC	39,052		390
CapitaCommercial Trust	83,000		98					$3,674
CapitaMall Trust	100,000		155		Shipbuilding - 0.04%
CFS Retail Property Trust Group	87,328		163		Sembcorp Marine Ltd	34,000		120
Corio NV	2,832		123		Yangzijiang Shipbuilding Holdings Ltd	79,000		73
Dexus Property Group	192,374		183					$193
Federation Centres Ltd	58,770		127
Fonciere Des Regions	1,167		99		Software - 0.82%
Gecina SA	905		119		Amadeus IT Holding SA	15,661		586
Goodman Group	70,752		311		Dassault Systemes	2,596		298
					GungHo Online Entertainment Inc (a)	142		94
GPT Group	71,153		232
Hammerson PLC	29,346		245		Konami Corp	4,100		107
ICADE	1,492		137		Oracle Corp Japan	1,600		63
Intu Properties PLC	27,865		146		Sage Group PLC/The	45,553		259
Japan Prime Realty Investment Corp	32		107		SAP AG	37,929		3,136
Japan Real Estate Investment Corp	24		253					$4,543
Japan Retail Fund Investment Corp	95		187		Storage & Warehousing - 0.01%
Klepierre	4,106		191		Mitsubishi Logistics Corp	5,000		79
Land Securities Group PLC	32,327		504
Link REIT/The	95,000		464

See accompanying notes.

Schedule of Investments
International Equity Index Fund
November 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Telecommunications - 6.11%					Transportation (continued)
Alcatel-Lucent (a)	114,604		$482		Koninklijke Vopak NV	2,894	$173
Belgacom SA	6,262		186		Kuehne + Nagel International AG	2,223	288
Bezeq The Israeli Telecommunication Corp	78,573		131		Mitsui OSK Lines Ltd	45,000	200
Ltd					MTR Corp Ltd	59,500	231
BT Group PLC	325,553		1,988		Nippon Express Co Ltd	33,000	170
Deutsche Telekom AG	119,103		1,888		Nippon Yusen KK	67,000	208
Elisa OYJ	5,861		148		Odakyu Electric Railway Co Ltd	26,000	232
Eutelsat Communications SA	5,890		173		TNT Express NV	14,582	134
HKT Trust / HKT Ltd	92,000		81		Tobu Railway Co Ltd	42,000	205
Inmarsat PLC	18,455		209		Tokyu Corp	47,000	317
KDDI Corp	22,200		1,398		Toll Holdings Ltd	28,045	146
Koninklijke KPN NV (a)	131,841		430		West Japan Railway Co	6,900	302
Millicom International Cellular SA	2,722		244		Yamato Holdings Co Ltd	15,200	323
NICE Systems Ltd	2,364		93				$9,194
Nippon Telegraph & Telephone Corp	15,400		774
Nokia OYJ (a)	154,166		1,245		Water - 0.18%
NTT DOCOMO Inc	62,900		1,011		Severn Trent PLC	9,835	284
Orange SA	76,330		995		Suez Environnement Co	11,552	198
PCCW Ltd	165,000		72		United Utilities Group PLC	28,070	302
Portugal Telecom SGPS SA	25,834		116		Veolia Environnement SA	14,687	238
SES SA	12,508		370				$1,022
Singapore Telecommunications Ltd	328,000		971		TOTAL COMMON STOCKS		$539,434
SoftBank Corp	39,500		3,205		PREFERRED STOCKS - 0.61%	Shares Held	Value (000's)
StarHub Ltd	25,000		85		Automobile Manufacturers - 0.44%
Swisscom AG	960		490		Bayerische Motoren Werke AG	2,223	192
TDC A/S	33,427		300		Porsche Automobil Holding SE	6,304	640
Tele2 AB (a)	13,133		160
					Volkswagen AG	5,953	1,578
Telecom Corp of New Zealand Ltd	74,802		140				$2,410
Telecom Italia SpA	414,242		403
Telecom Italia SpA - RSP	248,070		191		Consumer Products - 0.15%
Telefonaktiebolaget LM Ericsson	125,280		1,561		Henkel AG & Co KGaA	7,334	830
Telefonica Deutschland Holding AG	11,495		94
Telefonica SA	168,612		2,779		Oil & Gas - 0.02%
Telekom Austria AG	9,118		77		Fuchs Petrolub SE	1,461	138
Telenet Group Holding NV	2,127		117
Telenor ASA	28,095		674		TOTAL PREFERRED STOCKS		$3,378
TeliaSonera AB	98,038		799
Telstra Corp Ltd	179,280		825		Total Investments		$542,812
Vivendi SA	49,610		1,258		Other Assets in Excess of Liabilities, Net - 1.95%		$10,807
Vodafone Group PLC	1,994,499		7,394		TOTAL NET ASSETS - 100.00%		$553,619
Ziggo NV	6,175		265
			$33,822		(a) Non-Income Producing Security
Textiles - 0.08%					(b) Security is Illiquid
Toray Industries Inc	60,000		425		(c)		Fair value of these investments is determined in good faith by the
					Manager under procedures established and periodically reviewed by the
					Board of Directors. At the end of the period, the fair value of these
Toys, Games & Hobbies - 0.14%					securities totaled $14 or 0.00% of net assets.
Namco Bandai Holdings Inc	7,300		148
Nintendo Co Ltd	4,400		568
Sanrio Co Ltd	1,800		83
			$799

Transportation - 1.66%
AP Moeller - Maersk A/S - A shares	23		219
AP Moeller - Maersk A/S - B shares	54		546
Asciano Ltd	40,153		211
Aurizon Holdings Ltd	83,584		355
Central Japan Railway Co	5,900		710
ComfortDelGro Corp Ltd	83,000		130
Deutsche Post AG	37,328		1,318
DSV A/S	7,410		226
East Japan Railway Co	13,800		1,132
Groupe Eurotunnel SA	22,641		222
Hankyu Hanshin Holdings Inc	47,000		260
Hutchison Port Holdings Trust	215,000		146
Kamigumi Co Ltd	10,000		90
Keikyu Corp	19,000		160
Keio Corp	24,000		159
Keisei Electric Railway Co Ltd	11,000		107
Kerry Logistics Network Ltd (a),(b),(c)	13,250		14
Kintetsu Corp	74,000		260

See accompanying notes.

Schedule of Investments
International Equity Index Fund
November 30, 2013 (unaudited)

Portfolio Summary (unaudited)
Country		Percent
Japan		20 .51%
United Kingdom		18 .62%
France		9.45%
Switzerland		9.26%
Germany		9.00%
Australia		7.40%
Netherlands		4.27%
Spain		3.18%
Sweden		3.01%
Hong Kong		2.58%
Italy		1.98%
Singapore		1.45%
Belgium		1.12%
Denmark		1.11%
United States		1.03%
Finland		0.90%
Ireland		0.71%
Norway		0.63%
Israel		0.44%
Luxembourg		0.36%
Austria		0.26%
Macao		0.21%
Portugal		0.18%
Bermuda		0.12%
New Zealand		0.12%
Guernsey		0.06%
Jersey, Channel Islands		0.05%
Mexico		0.02%
China		0.02%
Other Assets in Excess of Liabilities, Net		1.95%
TOTAL NET ASSETS		100.00%

Futures Contracts

						Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value		Appreciation/(Depreciation)
eMini MSCI EAFE; December 2013	Long	71	$6,528		$6,650	$122
Total						$122

Amounts in thousands except contracts

See accompanying notes.

Schedule of Investments
Opportunistic Municipal Fund
November 30, 2013 (unaudited)

INVESTMENT COMPANIES - 2.87%	Shares Held	Value(000	's)		Principal
Publicly Traded Investment Fund - 2.87%				MUNICIPAL BONDS (continued)	Amount (000's)	Value	(000	's)
Market Vectors High Yield Municipal Index	11,931	$347		Indiana - 3.25%
ETF				Indiana Finance Authority
SPDR Nuveen S&P High Yield Municipal	5,040	262		5.75%, 08/01/2042	$500		$393
Bond ETF				Town of Shoals IN
		$609		7.25%, 11/01/2043	300		298
TOTAL INVESTMENT COMPANIES		$609					$691
	Principal			Iowa- 4.55%
BONDS- 1.55%	Amount (000's)	Value(000	's)	Iowa Finance Authority
U.S. Municipals - 1.55%				5.00%, 12/01/2019	1,000		965
Oglala Sioux Tribe
5.00%, 10/01/2022(a)	$350	$328
				Louisiana - 1.54%
				Louisiana Local Government Environmental
TOTAL BONDS		$328		Facilities & Community Development
	Principal			Authority
MUNICIPAL BONDS - 110.26%	Amount (000's)	Value(000	's)	3.75%, 12/01/2026	350		327
Alabama - 0.71%
Alabama Industrial Development Authority				Maryland - 1.89%
6.45%, 12/01/2023	$150	$151		Maryland Economic Development Corp
				5.38%, 06/01/2025	390		402
California - 46.29%
California Educational Facilities Authority				Michigan - 2.37%
5.00%, 10/01/2038(b)	900	942		Michigan Finance Authority
5.00%, 01/01/2039(b)	1,724	1,796		4.38%, 08/20/2014	500		502
California Statewide Financing Authority
6.00%, 05/01/2043	1,000	898
Coachella Valley Unified School				New York - 3.33%
District/CA (credit support from AGM)				Brooklyn Arena Local Development Corp
0.00%, 08/01/2039(c)	2,500	554		6.25%, 07/15/2040	480		504
Golden State Tobacco Securitization Corp				New York State Dormitory Authority
5.75%, 06/01/2047	1,000	757		3.75%, 09/01/2032	250		204
La Verne Public Financing Authority							$708
7.25%, 09/01/2026	700	701		Oklahoma - 4.33%
Los Alamitos Unified School District (credit				Tulsa Airports Improvement Trust
support from AGM)				5.50%, 06/01/2035	1,000		919
0.00%, 08/01/2025(c)	500	273
0.00%, 08/01/2027(c)	500	237
Morongo Band of Mission Indians/The				Oregon - 2.54%
6.50%, 03/01/2028(d)	825	899		Warm Springs Reservation Confederated
San Diego Community College District				Tribe
5.25%, 08/01/2033(b)	1,050	1,167		6.38%, 11/01/2033	500		540
University of California
5.25%, 05/15/2039(b)	1,500	1,599
				Pennsylvania - 6.52%
		$9,823		Allegheny County Industrial Development
District of Columbia - 2.41%				Authority
District of Columbia				6.00%, 07/15/2038	400		338
5.00%, 10/01/2045	600	511		City of Scranton PA
				7.25%, 09/01/2023	400		361
				8.50%, 09/01/2022	200		192
Florida - 2.36%				Pennsylvania Economic Development
Orange County Housing Finance Authority				Financing Authority
7.00%, 10/01/2025	500	501		6.00%, 06/01/2031	500		494
							$1,385

Georgia - 2.71%				Puerto Rico - 7.05%
City of Atlanta GA				Puerto Rico Electric Power Authority
7.38%, 01/01/2031	500	576		6.75%, 07/01/2036	1,000		821
				Puerto Rico Sales Tax Financing Corp
Guam- 2.29%				6.38%, 08/01/2039	800		674
Guam Government Waterworks Authority							$1,495
5.50%, 07/01/2043(e)	500	485
				Texas- 4.31%
				Texas Private Activity Bond Surface
Illinois - 4.90%				Transportation Corp
State of Illinois				6.88%, 12/31/2039	550		594
5.50%, 07/01/2027	1,000	1,041		7.00%, 12/31/2038	300		321
							$915

See accompanying notes.

Schedule of Investments Opportunistic Municipal Fund November 30, 2013 (unaudited)

	Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)

Virginia - 2.86%
Fairfax County Industrial Development
Authority
5.00%, 05/15/2035(b)	$300	$309
Roanoke Economic Development Authority
6.63%, 12/01/2044(e)	300	297
		$606

Washington - 1.04%
Port of Seattle Industrial Development Corp
5.00%, 04/01/2030	250	220

Wisconsin - 3.01%
Public Finance Authority
6.00%, 07/15/2042	665	639

TOTAL MUNICIPAL BONDS		$23,402
Total Investments		$24,339
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (17.19)%
Notes with interest rates of 0.06%-0.07% at	$(3,649)	$(3,649)
November 30, 2013 and contractual maturity
of collateral from 2017-2020.(f)
Total Net Investments		$20,690
Other Assets in Excess of Liabilities, Net - 2.51%		$533
TOTAL NET ASSETS - 100.00%		$21,223

(a)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. At the end of the period, the fair value of these securities totaled $328 or 1.55% of net assets.
(b)	Security or portion of underlying security related to Inverse Floaters entered into by the Fund. See Notes to Financial Statements for additional information.
(c)	Non-Income Producing Security
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $899 or 4.24% of net assets.
(e)	Security purchased on a when-issued basis.
(f)	Floating rate securities. The interest rate(s) shown reflect the rates in effect at November 30, 2013

Portfolio Summary (unaudited)

Sector	Percent
Revenue Bonds	84 .62%
General Obligation Unlimited	13 .01%
Insured	5.01%
Exchange Traded Funds	2.87%
Tax Allocation	2.71%
Prerefunded	2.54%
Revenue Notes	2.37%
Government	1.55%
Liability For Floating Rate Notes Issued	(17.19)%
Other Assets in Excess of Liabilities, Net	2.51%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Preferred Securities Fund
November 30, 2013 (unaudited)

COMMON STOCKS - 0.04%	Shares Held	Value	(000	's)	PREFERRED STOCKS (continued)	Shares Held	Value	(000	's)

Publicly Traded Investment Fund - 0.04%					Diversified Financial Services (continued)
BlackRock Credit Allocation Income Trust	161,513		$2,041		Ameriprise Financial Inc	1,115,265		$28,618
John Hancock Preferred Income Fund III	6,800		108		Charles Schwab Corp/The	12,535		290
			$2,149		Citigroup Capital IX	462,679		11,553
TOTAL COMMON STOCKS			$2,149		Citigroup Capital XI	335,669		8,398
INVESTMENT COMPANIES - 0.21%	Shares Held	Value	(000	's)	Citigroup Capital XIII	272,299		7,458
					Citigroup Capital XVII	9,000		227
Publicly Traded Investment Fund - 0.21%					Corporate-Backed Trust Certificates 6.00%;	153,810		3,390
Goldman Sachs Financial Square Funds -	9,454,550		9,455		Series GS
Government Fund (a)					Corporate-Backed Trust Certificates 6.30%;	5,136		127
					Series GS
TOTAL INVESTMENT COMPANIES			$9,455		General Electric Capital Corp 4.70%	82,300		1,657
CONVERTIBLE PREFERRED STOCKS -					General Electric Capital Corp 4.88%	566,743		12,162
0.97%	Shares Held	Value	(000	's)	General Electric Capital Corp 4.88% (b)	272,022		5,835
					Merrill Lynch Capital Trust I (b)	331,100		8,297
Banks - 0.97%					Merrill Lynch Capital Trust II (b)	135,041		3,383
Wells Fargo & Co	39,309		44,272
					Merrill Lynch Preferred Capital Trust III	4,800		121
					Merrill Lynch Preferred Capital Trust V (b)	101,682		2,587
TOTAL CONVERTIBLE PREFERRED STOCKS			$44,272
PREFERRED STOCKS - 43.19%	Shares Held	Value	(000	's)	Morgan Stanley Capital Trust III	350,590		8,481
					Morgan Stanley Capital Trust IV	513,971		12,618
Banks - 12.99%					Morgan Stanley Capital Trust V	422,449		9,864
AgriBank FCB	61,700		6,145		Morgan Stanley Capital Trust VI	330,421		8,231
BAC Capital Trust VIII (b)	36,019		892		Morgan Stanley Capital Trust VII	204,827		5,082
Bank of America Corp 6.38%; Series 3	26,378		628		Morgan Stanley Capital Trust VIII (b)	97,460		2,401
Bank of America Corp 6.63%; Series I	203,384		5,109		PreferredPlus TR-CCR1 5.75%; Series GSG2	17,801		421
Bank of New York Mellon Corp/The	159,200		3,359		PreferredPlus TR-CCR1 6.00%; Series GSC3	59,200		1,317
Barclays Bank PLC 7.10%	1,020,235		25,598		PreferredPlus TR-CCR1 6.00%; Series GSC4	41,600		1,016
Barclays Bank PLC 7.75%	607,340		15,378		SATURNS 2004-04	86,086		1,948
Barclays Bank PLC 8.13%	288,639		7,331					$147,567
Capital One Financial Corp (b)	573,401		12,328
Citigroup Inc (c)	440,000		11,031		Electric - 3.61%
Citigroup Inc 5.80%	48,953		1,031		Alabama Power Co	89,000		2,285
City National Corp/CA (b)	219,000		4,439		Dominion Resources Inc/VA	1,159,169		30,486
					DTE Energy Co 5.25% (b)	326,300		6,545
COBANK ACB 11.00%; Series D	115,000		6,181		Duke Energy Corp (b)	425,148		9,000
Countrywide Capital V	218,131		5,475		Entergy Arkansas Inc 4.90%	269,966		5,445
Countrywide Financial Corp	682,448		17,136		Entergy Arkansas Inc 5.75% (b)	34,863		853
Cullen/Frost Bankers Inc	299,700		6,357		Entergy Louisiana LLC 4.70%	555,100		10,569
Deutsche Bank Capital Funding Trust IX	16,450		410		Entergy Louisiana LLC 5.25% (b)	247,100		5,426
Deutsche Bank Capital Funding Trust VIII	397,803		9,818		Entergy Louisiana LLC 6.00% (b)	3,369		83
Deutsche Bank Capital Funding Trust X	349,285		8,931
Deutsche Bank Contingent Capital Trust II	2,235,612		55,913		Entergy Mississippi Inc	17,012		409
Deutsche Bank Contingent Capital Trust III	529,600		13,992		Entergy New Orleans Inc	9,500		187
Deutsche Bank Contingent Capital Trust V (b)	22,500		616		Entergy Texas Inc	939,997		24,186
FirstMerit Corp	331,400		6,920		Georgia Power Co 6.50%	77,300		7,734
HSBC Holdings PLC 6.20%	1,050,031		26,030		Gulf Power Co 6.00%	60,914		6,122
HSBC Holdings PLC 8.00%	568,600		15,324		Gulf Power Co 6.45%	4,600		462
HSBC USA Inc 2.86%	825,638		38,960		Interstate Power & Light Co	482,400		10,323
HSBC USA Inc 6.50%	2,085,705		50,904		NextEra Energy Capital Holdings Inc 5.00%	510,093		9,580
HSBC USA Inc - Series D	1,147,982		29,010		NextEra Energy Capital Holdings Inc - Series	450,170		11,511
JP Morgan Chase & Co	235,016		4,893		F
JP Morgan Chase Capital XXIX	213,800		5,522		NextEra Energy Capital Holdings Inc - Series	310,000		6,659
Lloyds Banking Group PLC	130,471		3,545		G
M&T Bank Corp - Series A	10,400		10,680		NextEra Energy Capital Holdings Inc - Series	177,585		3,774
M&T Bank Corp - Series C (b)	7,100		7,291		H
M&T Capital Trust IV	377,056		9,841		NextEra Energy Capital Holdings Inc - Series I	671,456		12,771
Morgan Stanley	104,100		1,956		SCANA Corp	20,135		536
PNC Financial Services Group Inc/The	1,641,862		41,999					$164,946
Royal Bank of Scotland Group PLC 5.75%;	591,134		11,970		Hand & Machine Tools - 0.53%
Series L					Stanley Black & Decker Inc (b)	1,070,850		24,191
Royal Bank of Scotland Group PLC 6.75%;	7,600		173
Series Q
Santander Finance Preferred SAU	276,820		7,469		Insurance - 9.87%
State Street Corp	1,446,400		31,300		Aegon NV 4.00%	66,900		1,371
TCF Financial Corp (b)	229,023		5,728		Aegon NV 6.38%	975,042		23,801
US Bancorp/MN - Series A	6,703		5,142		Aegon NV 6.50%	247,358		5,996
US Bancorp/MN - Series G (b)	2,083,302		56,958		Aegon NV 8.00%	63,317		1,728
Wells Fargo & Co	128,627		3,115		Aflac Inc	1,128,600		25,630
			$592,828		Allstate Corp/The	540,300		13,124
					American Financial Group Inc/OH 5.75% (b)	434,828		9,449
Diversified Financial Services - 3.23%					Arch Capital Group Ltd	376,600		9,317
Affiliated Managers Group Inc 5.25% (b)	77,887		1,969		Aspen Insurance Holdings Ltd 5.95%	936,500		22,307
Affiliated Managers Group Inc 6.38%	5,000		116		Aspen Insurance Holdings Ltd 7.25%	143,802		3,606

See accompanying notes.

Schedule of Investments
Preferred Securities Fund
November 30, 2013 (unaudited)

PREFERRED STOCKS (continued)	Shares Held	Value(000	's)	PREFERRED STOCKS (continued)	Shares Held	Value(000	's)

Insurance (continued)				REITS (continued)
Axis Capital Holdings Ltd 5.50%	175,210	$3,362		Weingarten Realty Investors 8.10% (b)	1,744,376	$36,649
Axis Capital Holdings Ltd 6.88%	2,072,850	50,764				$344,626
Delphi Financial Group Inc 7.38%	527,604	13,190
Hartford Financial Services Group Inc (b)	1,014,436	29,449		Savings & Loans - 0.49%
ING Groep NV 6.13%	69,848	1,667		Astoria Financial Corp	108,000	2,431
ING Groep NV 6.20%	30,250	734		First Niagara Financial Group Inc	704,500	20,008
ING Groep NV 6.38%	849,100	20,378				$22,439
ING Groep NV 7.05%	1,019,994	25,704		Sovereign - 1.17%
ING Groep NV 7.20%	166,345	4,194		Farm Credit Bank of Texas 10.00%	23,800	27,935
ING Groep NV 7.38%	862,200	21,969		Farm Credit Bank of Texas 6.75% (d)	258,000	25,292
ING Groep NV 8.50%	46,140	1,153				$53,227
PartnerRe Ltd 6.50%	182,872	4,318
PartnerRe Ltd 7.25%	9,830	254		Telecommunications - 3.52%
PLC Capital Trust V	250,879	5,998		Centaur Funding Corp 9.08% (d)	40,903	49,672
Protective Life Corp 6.00%	20,009	443		Qwest Corp 6.13%	882,300	17,699
Protective Life Corp 6.25%	336,151	7,752		Qwest Corp 7.00% (b)	520,255	12,694
Prudential PLC 6.50%	92,849	2,327		Qwest Corp 7.00%	253,178	6,221
Prudential PLC 6.75%	174,600	4,405		Qwest Corp 7.38%	372,908	9,233
Reinsurance Group of America Inc	577,300	14,507		Qwest Corp 7.50%	954,111	24,234
RenaissanceRe Holdings Ltd - Series C	111,315	2,568		Telephone & Data Systems Inc 6.63%	296,682	7,167
RenaissanceRe Holdings Ltd - Series E	719,805	13,849		Telephone & Data Systems Inc 7.00% (b)	1,208,015	30,599
Torchmark Corp	472,900	10,470		United States Cellular Corp	125,584	3,118
WR Berkley Corp	1,338,656	27,041				$160,637
XLIT Ltd	80,319	67,418		TOTAL PREFERRED STOCKS		$1,971,262
		$450,243			Principal
				BONDS- 54.40%	Amount (000's)	Value(000	's)
Media - 0.23%
Comcast Corp	489,466	10,558		Banks- 20.76%
				Abbey National Capital Trust I
				8.96%, 12/31/2049	$14,438	$18,084
REITS - 7.55%
Boston Properties Inc (b)	9,289	190		BAC Capital Trust XIII
				4.00%, 12/29/2049(e)	34,064	25,889
CommonWealth REIT 7.50% (b)	26,772	555
Digital Realty Trust Inc - Series E (b)	590,135	14,075		Banco do Brasil SA/Cayman
				6.25%, 12/29/2049(d),(e)	15,000	11,797
Digital Realty Trust Inc - Series G	74,567	1,449		Barclays Bank PLC
Duke Realty Corp 6.50%	283,473	6,480		6.28%, 12/29/2049	14,300	13,762
Duke Realty Corp 6.60%	81,400	1,881		6.86%, 09/29/2049(d),(e)	18,132	18,676
Duke Realty Corp 6.63%	257,927	6,229		7.43%, 09/29/2049(d),(e)	10,001	11,016
Health Care REIT Inc	617,185	14,837		Barclays PLC
Hospitality Properties Trust 7.13%; Series D	408,113	10,162		8.25%, 12/15/2048(e)	26,600	27,395
Kimco Realty Corp 5.50%	706,043	13,966		BNP Paribas SA
Kimco Realty Corp 5.63%	450,895	9,117		7.20%, 06/29/2049(d)	3,800	3,938
Kimco Realty Corp 6.00%	668,300	14,368		BPCE SA
Kimco Realty Corp 6.90% (b)	341,085	8,527
				5.70%, 10/22/2023(d)	6,000	6,189
National Retail Properties Inc	455,621	10,347		6.75%, 01/29/2049	11,500	11,437
Prologis Inc - Series Q	128,700	7,300		CBA Capital Trust II
PS Business Parks Inc (b)	380,000	7,604
				6.02%, 03/29/2049(d)	3,400	3,604
PS Business Parks Inc - Series R	130,211	3,210		Citigroup Inc
PS Business Parks Inc - Series S	46,415	1,054		5.35%, 04/29/2049(e)	28,400	25,063
PS Business Parks Inc - Series T	79,059	1,668		5.90%, 12/29/2049	200	188
PS Business Parks Inc - Series U	510,634	10,299		5.95%, 12/29/2049	10,000	9,337
Public Storage Inc 5.20%; Series W	150,404	2,993		8.40%, 04/29/2049	5,000	5,550
Public Storage Inc 5.20%; Series X	85,700	1,702		Claudius Ltd for Credit Suisse
Public Storage Inc 5.38%; Series V	147,112	3,045		7.88%, 06/29/2049	5,892	6,325
Public Storage Inc 5.75%; Series T	442,900	9,629		8.25%, 06/29/2049	10,650	10,703
Public Storage Inc 5.90%; Series S	56,300	1,255		Cooperatieve Centrale Raiffeisen-
Public Storage Inc 6.35%; Series R	746,444	17,915		Boerenleenbank BA/Netherlands
Public Storage Inc 6.50%; Series Q (b)	7,688	193
				11.00%, 12/29/2049(d),(e)	56,107	74,202
Realty Income Corp - Series D	239,131	5,988		Countrywide Capital III
Realty Income Corp - Series F	853,083	20,918		8.05%, 06/15/2027	6,312	7,432
Regency Centers Corp 6.00%	441,029	9,226		Credit Agricole SA
Regency Centers Corp 6.63%	230,854	5,293		8.38%, 12/31/2049(d),(e)	11,000	12,485
Senior Housing Properties Trust	115,931	2,343		9.75%, 06/29/2049	11,592	12,285
Ventas Realty LP / Ventas Capital Corp	294,237	6,444		Credit Suisse AG
Vornado Realty LP	1,440,319	38,370		6.50%, 08/08/2023(d)	40,800	43,185
Vornado Realty Trust - Series I	103,392	2,487		Credit Suisse Group Guernsey I Ltd
Vornado Realty Trust - Series J (b)	174,963	4,392
				7.88%, 02/24/2041(e)	8,900	9,612
Vornado Realty Trust - Series K	917,000	19,229		Dresdner Funding Trust I
Vornado Realty Trust - Series L	420,525	8,314		8.15%, 06/30/2031(d)	14,040	14,461
Weingarten Realty Investors 6.50%	203,265	4,923		Fifth Third Bancorp
				5.10%, 12/29/2049(e)	5,100	4,513

See accompanying notes.

Schedule of Investments
Preferred Securities Fund
November 30, 2013 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's) Value (000's)

Banks (continued)				Diversified Financial Services (continued)
Fifth Third Capital Trust IV				General Electric Capital Corp	(continued)
6.50%, 04/15/2067(e)	$28,815	$28,779		6.38%, 11/15/2067(e)		$10,615	$11,517
First Empire Capital Trust I				7.13%, 12/29/2049(e)		58,200	64,748
8.23%, 02/01/2027	13,750	13,972		Glen Meadow Pass-Through Trust
First Empire Capital Trust II				6.51%, 02/12/2067(d),(e)		785	761
8.28%, 06/01/2027	4,500	4,590		Goldman Sachs Capital I
First Hawaiian Capital I				6.35%, 02/15/2034		162,132	164,950
8.34%, 07/01/2027	8,410	8,557		Macquarie PMI LLC
First Union Capital II				8.38%, 12/29/2049		3,000	3,195
7.95%, 11/15/2029	3,700	4,424		ZFS Finance USA Trust V
Goldman Sachs Capital II				6.50%, 05/09/2067(d)		19,683	20,864
4.00%, 12/01/2049(e)	4,000	2,920					$369,620
HBOS Capital Funding LP
6.85%, 03/29/2049	8,916	8,827		Electric - 1.89%
HSBC Capital Funding LP/Jersey				Electricite de France
				5.25%, 01/29/2049(d),(e)		58,510	57,808
10.18%, 12/29/2049(d),(e)	25,000	35,750
HSBC USA Capital Trust I				Integrys Energy Group Inc
				6.11%, 12/01/2066(e)		582	587
7.81%, 12/15/2026(d)	300	304
HSBC USA Capital Trust III				NextEra Energy Capital Holdings Inc
				6.35%, 10/01/2066(e)		4,000	4,020
7.75%, 11/15/2026	7,200	7,281		6.65%, 06/15/2067(e)		3,000	3,075
JP Morgan Chase & Co				7.30%, 09/01/2067(e)		14,455	15,810
6.00%, 12/29/2049(e)	62,000	59,675
7.90%, 04/29/2049(e)	46,260	51,117		PPL Capital Funding Inc
				6.70%, 03/30/2067(e)		4,875	4,918
JP Morgan Chase Capital XXI
1.19%, 02/02/2037(e)	8,131	6,058					$86,218
KeyCorp Capital III				Hand & Machine Tools - 0.25%
7.75%, 07/15/2029	3,500	4,025		Stanley Black & Decker Inc
LBG Capital No.1 PLC				5.75%, 12/15/2053(f)		10,950	11,251
7.88%, 11/01/2020(d)	31,146	33,389
8.00%, 12/29/2049(d),(e)	2,645	2,804
LBG Capital No.2 PLC				Insurance - 20.89%
7.88%, 03/19/2020	7,000	7,480		ACE Capital Trust II
Lloyds Banking Group PLC				9.70%, 04/01/2030		5,490	7,851
6.41%, 01/29/2049(d)	44,620	42,277		Aegon NV
6.66%, 01/29/2049(d)	42,281	40,378		2.96%, 07/29/2049(e)		8,148	6,674
M&T Bank Corp				AIG Life Holdings Inc
6.88%, 12/29/2049(d)	66,100	65,466		7.57%, 12/01/2045(d)		16,825	19,012
PNC Financial Services Group Inc/The				8.50%, 07/01/2030		30,200	37,976
6.75%, 07/29/2049(e)	26,900	28,178		Allstate Corp/The
RBS Capital Trust IV				6.50%, 05/15/2067		12,505	13,005
1.05%, 09/29/2049(e)	6,500	5,899		AXA SA
Royal Bank of Scotland Group PLC				2.84%, 08/29/2049(e)		8,200	6,806
7.65%, 08/29/2049 (e)	18,560	19,349		6.38%, 12/29/2049(d),(e)		39,868	38,871
Societe Generale SA				8.60%, 12/15/2030		13,565	16,653
0.99%, 12/29/2049(d),(e)	5,750	4,945		Catlin Insurance Co Ltd
5.92%, 04/29/2049(d),(e)	20,010	20,787		7.25%, 07/29/2049(d)		73,096	75,289
8.75%, 10/29/2049	26,112	27,654		Dai-ichi Life Insurance Co Ltd/The
				7.25%, 12/29/2049(d),(g)		13,250	15,138
Standard Chartered PLC
0.48%, 07/29/2049(e)	2,000	1,168		Everest Reinsurance Holdings Inc
7.01%, 07/29/2049(d)	18,850	19,887		6.60%, 05/15/2037(e)		30,420	30,192
State Street Capital Trust IV				Great-West Life & Annuity Insurance Capital
1.25%, 06/01/2077(e)	600	463		LP
				6.63%, 11/15/2034(d)		7,000	7,297
Wachovia Capital Trust III
5.57%, 03/29/2049(e)	4,167	3,878		Great-West Life & Annuity Insurance Capital
		$947,409		LP II
				7.15%, 05/16/2046(d),(e)		8,750	9,013
Chemicals - 0.50%				ING US Inc
Sinochem Global Capital Co Ltd				5.65%, 05/15/2053(e)		20,700	20,176
5.00%, 12/29/2049(d),(e)	24,450	22,983		Liberty Mutual Group Inc
				7.00%, 03/15/2037(d),(e)		12,688	13,196
				7.80%, 03/07/2087(d)		30,378	32,504
Diversified Financial Services - 8.10%
American Express Co				Lincoln National Corp
				6.05%, 04/20/2067(e)		27,905	27,765
6.80%, 09/01/2066(e)	9,094	9,662
Charles Schwab Corp/The				MetLife Capital Trust IV
				7.88%, 12/15/2067(d)		19,200	21,936
7.00%, 02/28/2049(e)	26,600	29,260
Citigroup Capital III				MetLife Capital Trust X
				9.25%, 04/08/2068(d)		27,375	35,040
7.63%, 12/01/2036	2,700	2,997
General Electric Capital Corp				Mitsui Sumitomo Insurance Co Ltd
				7.00%, 03/15/2072(d)		125	141
6.25%, 12/15/2049(e)	59,725	61,666

See accompanying notes.

Schedule of Investments
Preferred Securities Fund
November 30, 2013 (unaudited)

	Principal			REPURCHASE AGREEMENTS	Maturity
BONDS (continued)	Amount (000's)	Value(000	's)	(continued)	Amount (000's)	Value(000	's)

Insurance (continued)				Banks (continued)
MMI Capital Trust I				Investment in Joint Trading Account; Merrill	$3,656	$3,656
7.63%, 12/15/2027	$1,073		$ 1,256	Lynch Repurchase Agreement; 0.07%
Nationwide Financial Services Inc				dated 11/29/2013 maturing 12/02/2013
6.75%, 05/15/2067	68,095	66,818		(collateralized by US Government
Provident Financing Trust I				Securities; $3,728,636; 0.00% - 4.63%;
7.41%, 03/15/2038	8,750	9,450		dated 02/28/17 - 02/15/40)
Prudential Financial Inc						$22,419
5.63%, 06/15/2043(e)	118,600	116,376		TOTAL REPURCHASE AGREEMENTS		$22,419
5.88%, 09/15/2042(e)	11,675	11,792		Total Investments		$4,532,469
Prudential PLC				Other Assets in Excess of Liabilities, Net - 0.70%		$31,757
6.50%, 06/29/2049	42,448	42,507		TOTAL NET ASSETS - 100.00%		$4,564,226
7.75%, 12/29/2049	4,800	5,184
QBE Capital Funding II LP
6.80%, 06/29/2049(d),(e)	27,315	27,697		(a)		Security was purchased with the cash proceeds from securities loans.
QBE Capital Funding III Ltd				(b)		Security or a portion of the security was on loan at the end of the period.
7.25%, 05/24/2041(d),(e)	84,895	89,989		(c) Non-Income Producing Security
Sirius International Group Ltd				(d)		Security exempt from registration under Rule 144A of the Securities Act
7.51%, 05/29/2049(d),(e)	1,175	1,204		1933. These securities may be resold in transactions exempt from
Sompo Japan Insurance Inc				registration, normally to qualified institutional buyers. Unless otherwise
5.33%, 03/28/2073(d),(e)	61,200	61,141		indicated, these securities are not considered illiquid. At the end of the
Sumitomo Life Insurance Co				period, the value of these securities totaled $1,187,729 or 26.02% of net
6.50%, 09/20/2073(d),(e)	15,500	16,663		assets.
Swiss Re Capital I LP				(e)	Variable Rate. Rate shown is in effect at November 30, 2013.
6.85%, 05/29/2049(d),(e)	35,620	37,757		(f) Security purchased on a when-issued basis.
ZFS Finance USA Trust II				(g) Security is Illiquid
6.45%, 12/15/2065(d),(e)	28,850	31,014
		$953,383

Miscellaneous Manufacturing - 0.43%				Portfolio Summary (unaudited)
GE Capital Trust I				Sector		Percent
6.38%, 11/15/2067	18,008	19,448		Financial		85 .34%
				Utilities		5.50%
				Communications		3.75%
Pipelines - 0.93%				Industrial		1.86%
DCP Midstream LLC
5.85%, 05/21/2043(d),(e)	12,820	11,907		Government		1.17%
TransCanada PipeLines Ltd				Energy		0.93%
6.35%, 05/15/2067(e)	29,663	30,809		Basic Materials		0.50%
				Exchange Traded Funds		0.25%
		$42,716		Other Assets in Excess of Liabilities, Net		0.70%
Transportation - 0.65%				TOTAL NET ASSETS		100.00%
BNSF Funding Trust I
6.61%, 12/15/2055(e)	27,260	29,884

TOTAL BONDS		$2,482,912
	Maturity
REPURCHASE AGREEMENTS - 0.49%	Amount (000's)	Value(000	's)

Banks- 0.49%
Investment in Joint Trading Account; Barclays $	3,308	$3,308
Bank PLC Repurchase Agreement; 0.06%
dated 11/29/2013 maturing 12/02/2013
(collateralized by US Government
Securities; $3,374,592; 0.63% - 3.13%;
dated 07/15/16 - 05/15/21)
Investment in Joint Trading Account; Credit	7,562	7,562
Suisse Repurchase Agreement; 0.07%
dated 11/29/2013 maturing 12/02/2013
(collateralized by US Government
Securities; $7,713,353; 0.00%; dated
08/15/16 - 02/15/41)
Investment in Joint Trading Account; Deutsche	7,893	7,893
Bank Repurchase Agreement; 0.09% dated
11/29/2013 maturing 12/02/2013
(collateralized by US Government
Securities; $8,050,813; 0.00% - 6.03%;
dated 12/04/13 - 02/15/43)

See accompanying notes.

Schedule of Investments
Small-MidCap Dividend Income Fund
November 30, 2013 (unaudited)

COMMON STOCKS - 94.16%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Automobile Manufacturers - 1.39%			Healthcare - Products - 2.23%
New Flyer Industries Inc	1,130,374	$11,351	STERIS Corp	107,664		$4,968
			Teleflex Inc	134,061		13,179

Automobile Parts & Equipment - 1.60%						$18,147
Autoliv Inc	140,405	13,038	Housewares - 0.93%
			Newell Rubbermaid Inc	250,988		7,618
Banks - 7.82%
City Holding Co	109,495	5,388	Insurance - 6.82%
Community Trust Bancorp Inc	173,845	7,950	Fidelity National Financial Inc	395,608		11,500
First Financial Bancorp	353,312	5,840	HCC Insurance Holdings Inc	186,893		8,594
FirstMerit Corp	579,679	13,310	OneBeacon Insurance Group Ltd	303,955		4,833
PacWest Bancorp	267,206	10,993	PartnerRe Ltd	97,005		9,982
Umpqua Holdings Corp	575,594	10,597	Protective Life Corp	210,634		10,106
Washington Trust Bancorp Inc	264,680	9,703	Validus Holdings Ltd	264,576		10,596
		$63,781				$55,611

Chemicals - 5.61%			Investment Companies - 1.79%
Cabot Corp	237,680	11,599	Ares Capital Corp	794,103		14,596
Canexus Corp	472,566	2,690
Huntsman Corp	480,639	11,021
Rockwood Holdings Inc	135,112	9,250	Machinery - Diversified - 2.37%
RPM International Inc	281,918	11,164	Applied Industrial Technologies Inc	154,812		7,490
		$45,724	IDEX Corp	165,996		11,840
						$19,330
Coal - 1.63%
Alliance Resource Partners LP	180,821	13,249	Media - 1.93%
			Sinclair Broadcast Group Inc	479,233		15,728

Commercial Services - 1.92%
Landauer Inc	104,623	5,545	Miscellaneous Manufacturing - 1.18%
McGrath RentCorp	259,228	10,081	Crane Co	154,266		9,612
		$15,626
			Oil & Gas - 7.99%
Computers - 1.18%			BreitBurn Energy Partners LP	452,048		8,548
j2 Global Inc	51,054	2,449	Calumet Specialty Products Partners LP	440,923		12,606
MTS Systems Corp	102,524	7,149	HollyFrontier Corp	157,436		7,554
		$9,598	Pengrowth Energy Corp	2,200,632		13,586
Consumer Products - 2.27%			Suburban Propane Partners LP	189,250		8,685
Kimberly-Clark de Mexico SAB de CV ADR	382,139	5,660	Vermilion Energy Inc	168,027		9,300
Tupperware Brands Corp	140,720	12,853	Zargon Oil & Gas Ltd	632,803		4,818
		$18,513				$65,097

Diversified Financial Services - 0.85%			Packaging & Containers - 0.98%
Fly Leasing Ltd ADR	450,224	6,947	Packaging Corp of America	129,948		7,961

Electric - 2.94%			Pipelines - 2.21%
Alliant Energy Corp	173,561	8,938	Atlas Pipeline Partners LP	433,319		15,149
Great Plains Energy Inc	117,519	2,790	ONEOK Inc	49,205		2,857
Pepco Holdings Inc	265,969	5,075				$18,006
PNM Resources Inc	288,610	6,716
SCANA Corp	9,851	465	Private Equity - 1.85%
		$23,984	Hercules Technology Growth Capital Inc	881,568		15,048

Electrical Components & Equipment - 1.13%			REITS - 15.11%
Hubbell Inc	85,288	9,203	Agree Realty Corp	274,152		8,033
			Alexandria Real Estate Equities Inc	176,852		11,188
Electronics - 2.05%			American Capital Agency Corp	140,061		2,854
Garmin Ltd	344,180	16,713	BioMed Realty Trust Inc	695,128		12,915
			Capstead Mortgage Corp	1,001,970		12,054
			Colony Financial Inc	397,812		8,044
Food - 0.90%			CYS Investments Inc	1,732,216		13,858
B&G Foods Inc	212,266	7,351	Digital Realty Trust Inc (a)	327,520		15,472
			EastGroup Properties Inc	55,601		3,369
Gas - 0.60%			EPR Properties	171,709		8,635
Vectren Corp	141,259	4,899	Hatteras Financial Corp	358,990		5,999
			Medical Properties Trust Inc	318,162		4,203
			Omega Healthcare Investors Inc	506,410		16,554
Hand & Machine Tools - 2.86%						$123,178
Lincoln Electric Holdings Inc	142,191	10,164
Snap-on Inc	124,044	13,167	Semiconductors - 4.51%
		$23,331	Cypress Semiconductor Corp (b)	968,479		9,385
			Maxim Integrated Products Inc	390,217		11,113

See accompanying notes.

Schedule of Investments
Small-MidCap Dividend Income Fund
November 30, 2013 (unaudited)

			Portfolio Summary (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	Sector	Percent
			Financial	39 .55%
Semiconductors (continued)			Industrial	11 .97%
Microchip Technology Inc	306,058	$13,249	Energy	11 .83%
MKS Instruments Inc	100,084	2,980	Consumer, Non-cyclical	7.32%
		$36,727	Technology	6.95%
			Communications	6.74%
Software - 1.26%			Consumer, Cyclical	5.96%
Computer Programs & Systems Inc	167,259	10,290	Basic Materials	5.61%
			Utilities	3.54%
Telecommunications - 4.81%			Exchange Traded Funds	2.61%
Consolidated Communications Holdings Inc	749,293	14,480	Liabilities in Excess of Other Assets, Net	(2.08)%
Harris Corp	222,336	14,343	TOTAL NET ASSETS	100.00%
Windstream Holdings Inc (a)	1,290,789	10,417
		$39,240

Toys, Games & Hobbies - 2.04%
Hasbro Inc	308,785	16,619

Trucking & Leasing - 1.40%
TAL International Group Inc	208,371	11,385

TOTAL COMMON STOCKS		$767,501
INVESTMENT COMPANIES - 2.61%	Shares Held	Value (000's)

Publicly Traded Investment Fund - 2.61%
Goldman Sachs Financial Square Funds -	21,296,326	21,296
Government Fund (c)

TOTAL INVESTMENT COMPANIES		$21,296
	Maturity
REPURCHASE AGREEMENTS - 5.31% Amount (000's)		Value (000's)

Banks - 5.31%
Investment in Joint Trading Account; Barclays $	6,393	$6,393
Bank PLC Repurchase Agreement; 0.06%
dated 11/29/2013 maturing 12/02/2013
(collateralized by US Government
Securities; $6,520,388; 0.63% - 3.13%;
dated 07/15/16 - 05/15/21)
Investment in Joint Trading Account; Credit	14,612	14,611
Suisse Repurchase Agreement; 0.07%
dated 11/29/2013 maturing 12/02/2013
(collateralized by US Government
Securities; $14,903,744; 0.00%; dated
08/15/16 - 02/15/41)
Investment in Joint Trading Account; Deutsche	15,251	15,251
Bank Repurchase Agreement; 0.09% dated
11/29/2013 maturing 12/02/2013
(collateralized by US Government
Securities; $15,555,783; 0.00% - 6.03%;
dated 12/04/13 - 02/15/43)
Investment in Joint Trading Account; Merrill	7,063	7,063
Lynch Repurchase Agreement; 0.07%
dated 11/29/2013 maturing 12/02/2013
(collateralized by US Government
Securities; $7,204,470; 0.00% - 4.63%;
dated 02/28/17 - 02/15/40)
		$43,318
TOTAL REPURCHASE AGREEMENTS		$43,318
Total Investments		$832,115
Liabilities in Excess of Other Assets, Net - (2.08)%		$(16,916)
TOTAL NET ASSETS - 100.00%		$815,199

(a)		Security or a portion of the security was on loan at the end of the period.
(b) Non-Income Producing Security
(c)		Security was purchased with the cash proceeds from securities loans.

See accompanying notes.

Glossary to the Schedules of Investments
November 30, 2013 (unaudited)

Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
EUR	Euro
GBP	British Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
USD/$	United States Dollar
UYU	Uruguayan Peso

See accompanying notes.

Glossary to the Schedule of Investments
November 30, 2013 (unaudited)

At November 30, 2013, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Funds was as follows (amounts in thousands):

	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost for Federal Income Tax Purposes
Blue Chip Fund	$30,022	$(1,678)	$28,344	$359,830
Bond Market Index Fund	17,146	(23,022)	(5,876)	1,509,429
Diversified Real Asset Fund	136,615	(59,875)	76,740	1,904,814
Global Multi-Strategy Fund	107,647	(21,975)	85,672	1,197,097
Global Opportunities Fund	133,216	(8,720)	124,496	1,103,415
International Equity Index Fund	96,520	(9,436)	87,084	455,728
Opportunistic Municipal Fund	185	(1,391)	(1,206)	21,899
Preferred Securities Fund	334,399	(140,872)	193,527	4,333,623
Small-MidCap Dividend Income Fund	130,194	(19,657)	110,537	721,578

Security Valuation

Blue Chip Fund, Bond Market Index Fund, Diversified Real Asset Fund, Global Multi-Strategy Fund, Global Opportunities Fund, International Equity Index Fund, Opportunistic Municipal Fund, Preferred Securities Fund, and Small-MidCap Dividend Income Fund (known as the “Funds”) value securities for which market quotations are readily available at market value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics, market conditions and dealer-supplied valuations to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by Principal Management Corporation (“the Manager”) under procedures established and periodically reviewed by the Fund’s Board of Directors.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are reflected in the Funds’ net asset values and these securities are valued at fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices, and foreign currencies.

To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.

Fair value is defined as the price that the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds use various valuation approaches, including market, income and/or cost approaches. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.) Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments.) Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date.

Investments which are generally included in the Level 3 category are primarily valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement. Below is a table which provides quantitative information about the significant unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy:

Fund	Asset Type	Fair Value at 11/30/13 (in thousands)	Valuation Technique	Unobservable Input	Input Value
Opportunistic Municipal
Bond Fund	Bonds	$328	Indicative Market Quotation	Broker Quote	$93.83

The fair values of these entities are dependent on economic, political and other considerations. The values of the underlying investee entities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.).

Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. The Manager has established a Valuation Committee of senior officers and employees, with the responsibility of overseeing the pricing and valuation of all securities, including securities where market quotations are not readily available. The Valuation Committee meets monthly and reports directly to the Board of Directors. The Pricing Group who reports to the Valuation Committee relies on the established Pricing Policies to determine fair valuation. Included in the Pricing Policies is an overview of the approved valuation technique established for each asset class. The Pricing Group will consider all appropriate information when determining fair valuation.

The Pricing Group relies on externally provided valuation inputs to determine the value of Level 3 securities. Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors. In addition, valuation data is periodically compared to actual transactions executed by the Funds (i.e., purchases/sales) and differences between transaction prices and prior period valuation data are investigated based on specified tolerances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.

The beginning of the period timing recognition is being adopted for the transfers between levels of each Fund’s assets and liabilities. During the period, there were no significant transfers into or out of Level 3, except as noted in the Level 3 roll forward. The table below includes the amounts that were transferred from Level 1 to Level 2 at November 30, 2013 due to movement from close to bid prices received for preferred securities:

Fund
Global Multi-Strategy Fund	$37,037
Preferred Securities Fund	$147,577,764

In addition, $181,213 was transferred from Level 1 to Level 2 in the Global Multi-Strategy Fund due to halted trading on a common stock and a warrant which has a pending corporate action.

The table below includes the amounts that were transferred from Level 2 to Level 1 at November 30, 2013 due to movement from bid to close prices received for preferred securities:

Fund
Global Multi-Strategy Fund	$872,528
Preferred Securities Fund	$35,038,320

The following is a summary of the inputs used as of November 30, 2013 in valuing the Funds' securities carried at value (amounts shown in thousands):

Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Totals (Level 1,2,3)

Blue Chip Fund
Common Stocks*	$388,174	$—	$—	$388,174
Total investments in securities $	388,174	$—	$—	$388,174

Bond Market Index Fund
Bonds	$—	$470,411	$513	$470,924
Municipal Bonds	—	14,911	—	14,911
Repurchase Agreements	—	101,961	—	101,961
U.S. Government & Government Agency Obligations	—	915,757	—	915,757
Total investments in securities $	—	$1,503,040	$513	$1,503,553
Short Sales
U.S. Government & Government Agency Obligations	$—	$(11,168)	$—	$(11,168)

Diversified Real Asset Fund
Bonds	$—	$183,064	$—	$183,064
Commodity Indexed Structured Notes	—	90,194	—	90,194
Common Stocks
Basic Materials	20,096	2,990	—	23,086
Communications	30,250	6,690	—	36,940
Consumer, Cyclical	—	1,533	—	1,533
Consumer, Non-cyclical	12,639	2,795	—	15,434
Diversified	—	1,727	—	1,727
Energy	493,961	7,722	—	501,683
Financial	78,126	53,315	—	131,441
Industrial	31,294	27,291	—	58,585
Utilities	51,293	71,408	—	122,701
Repurchase Agreements	—	58,140	—	58,140
Senior Floating Rate Interests	—	397,785	—	397,785
U.S. Government & Government Agency Obligations	—	358,687	—	358,687
Purchased Inflation Floor	—	4	—	4
Purchased Interest Rate Swaptions	—	550	—	550
Total investments in securities $	717,659	$1,263,895	$—	$1,981,554
Assets
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$26	$—	$26
Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$—	$21	$—	$21
Futures	135	—	—	135
Liabilities
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$(148)	$—	$(148)
Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$—	$(177)	$—	$(177)
Futures	(122)	—	—	(122)
Interest Rate Swaps	—	(109)	—	(109)

Global Multi-Strategy Fund
Bonds	$—	$238,192	$5,250	$243,442
Common Stocks
Basic Materials	20,813	7,226	—	28,039
Communications	92,754	8,354	—	101,108
Consumer, Cyclical	95,915	16,763	—	112,678
Consumer, Non-cyclical	124,510	20,812	—	145,322
Diversified	324	504	—	828
Energy	47,271	5,691	—	52,962
Exchange Traded Funds	2,792	—	—	2,792
Financial	81,325	16,438	—	97,763
Industrial	72,331	21,325	—	93,656
Technology	64,027	9,935	—	73,962
Utilities	8,816	3,381	—	12,197
Convertible Bonds	—	47,840	650	48,490
Convertible Preferred Stocks
Basic Materials	676	—	—	676
Communications	—	183	—	183
Consumer, Cyclical	—	1,309	—	1,309
Financial	1,976	590	—	2,566
Industrial	41	—	—	41
Utilities	672	185	—	857
Municipal Bonds	—	3,124	—	3,124

Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Totals (Level 1,2,3)
Global Multi-Strategy Fund (continued)
Preferred Stocks
Basic Materials	$—	$28	$—	$28
Consumer, Cyclical	—	297	—	297
Consumer, Non-cyclical	—	113	—	113
Energy	—	344	—	344
Financial	1,674	867	—	2,541
Utilities	—	71	—	71
Repurchase Agreements	—	43,153	—	43,153
Senior Floating Rate Interests	—	37,402	—	37,402
U.S. Government & Government Agency Obligations	—	175,778	—	175,778
Purchased Interest Rate Swaptions	—	339	—	339
Purchased Forward Volatility Agreements	—	88	—	88
Purchased Options	620	—	—	620
Total investments in securities $	616,537	$660,332	$5,900	$1,282,769
Short Sales
Bonds	$—	$(25,230)	$—	$(25,230)
Common Stocks
Basic Materials	(10,899)	(5,611)	—	(16,510)
Communications	(22,513)	(4,236)	—	(26,749)
Consumer, Cyclical	(42,976)	(6,370)	—	(49,346)
Consumer, Non-cyclical	(44,364)	(3,675)	—	(48,039)
Diversified	(625)	—	—	(625)
Energy	(17,463)	(1,588)	—	(19,051)
Exchange Traded Funds	(30)	—	—	(30)
Financial	(46,331)	(3,028)	—	(49,359)
Industrial	(21,477)	(14,284)	—	(35,761)
Technology	(24,038)	(3,144)	—	(27,182)
Utilities	(5,232)	(1,402)	—	(6,634)
Preferred Stocks
Consumer, Cyclical	—	(527)	—	(527)
Energy	—	(28)	—	(28)
U.S. Government & Government Agency Obligations	—	(36,356)	—	(36,356)
Assets
Credit Contracts**
Credit Default Swaps	$—	$272	$—	$272
Exchange Cleared Credit Default Swaps	—	17	—	17
Equity Contracts**
Futures	$1,334	$—	$—	$1,334
Synthetic Futures	—	17	—	17
Total Return Equity Basket Swaps	—	2,338	—	2,338
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$6,183	$—	$6,183
Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$—	$340	$—	$340
Futures	463	—	—	463
Interest Rate Swaps	—	179	—	179
Synthetic Futures	—	152	—	152
Liabilities
Credit Contracts**
Credit Default Swaps	$—	$(804)	$—	$(804)
Credit Default Swaptions	—	(2)	—	(2)
Exchange Cleared Credit Default Swaps	—	(537)	—	(537)
Equity Contracts**
Futures	$(11,638)	$—	$—	$(11,638)
Options	(2,272)	—	—	(2,272)
Synthetic Futures	—	(191)	—	(191)
Total Return Swaps	—	(18)	—	(18)
Total Return Equity Basket Swaps	—	(1,263)	—	(1,263)
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$(5,065)	$—	$(5,065)
Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$—	$(294)	$—	$(294)
Futures	(677)	—	—	(677)
Interest Rate Swaps	—	(696)	—	(696)
Interest Rate Swaptions	—	(211)	—	(211)
Options	(25)	—	—	(25)
Synthetic Futures	—	(30)	—	(30)

Fund		Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Totals (Level 1,2,3)
Global Opportunities Fund
Common Stocks
Basic Materials		$19,520	$29,764	$—	$49,284
Communications		46,285	80,003	—	126,288
Consumer, Cyclical		88,354	77,690	—	166,044
Consumer, Non-cyclical		223,546	119,512	—	343,058
Energy		37,744	—	—	37,744
Financial		155,538	66,309	—	221,847
Industrial		41,813	112,214	—	154,027
Technology		19,303	26,442	—	45,745
Utilities		11,335	36,627	—	47,962
Repurchase Agreements		—	35,912	—	35,912
	Total investments in securities $	643,438	$584,473	$—	$1,227,911

International Equity Index Fund
Common Stocks
Basic Materials		$—	$39,838	$—	$39,838
Communications		—	42,992	—	42,992
Consumer, Cyclical		—	64,146	—	64,146
Consumer, Non-cyclical		—	117,414	—	117,414
Diversified		—	3,780	—	3,780
Energy		—	35,145	—	35,145
Exchange Traded Funds		5,708	—	—	5,708
Financial		—	136,360	—	136,360
Industrial		146	62,380	—	62,526
Technology		—	12,333	—	12,333
Utilities		—	19,192	—	19,192
Preferred Stocks
Consumer, Cyclical		—	2,410	—	2,410
Consumer, Non-cyclical		—	830	—	830
Energy		—	138	—	138
	Total investments in securities $	5,854	$536,958	$—	$542,812
Assets
Equity Contracts**
Futures		$122	$—	$—	$122

Opportunistic Municipal Fund
Bonds		$—	$—	$328	$328
Investment Companies		609	—	—	609
Municipal Bonds		—	23,402	—	23,402
	Total investments in securities $	609	$23,402	$328	$24,339

Preferred Securities Fund
Bonds		$—	$2,482,912	$—	$2,482,912
Common Stocks*		2,149	—	—	2,149
Convertible Preferred Stocks
Financial		44,272	—	—	44,272
Investment Companies		9,455	—	—	9,455
Preferred Stocks
Communications		114,356	56,839	—	171,195
Financial		1,305,818	251,885	—	1,557,703
Government		—	53,227	—	53,227
Industrial		24,191	—	—	24,191
Utilities		158,175	6,771	—	164,946
Repurchase Agreements		—	22,419	—	22,419
	Total investments in securities $	1,658,416	$2,874,053	$—	$4,532,469

Small-MidCap Dividend Income Fund
Common Stocks*		$767,501	$—	$—	$767,501
Investment Companies		21,296	—	—	21,296
Repurchase Agreements		—	43,318	—	43,318
	Total investments in securities $	788,797	$43,318	$—	$832,115

*	For additional detail regarding sector classifications, please see the Schedules of Investments.
**	Futures, Foreign Currency Contracts, and Swaps are valued at the unrealized appreciation/(depreciation) of the instrument.

The changes in investments measured at fair value for which Level 3 inputs have been used to determine fair value are as follows (amounts shown in thousands):

Account	Value August 31, 2013	Realized Gain/(Loss)		Accrued Discounts/Premiums and Change in Unrealized Gain/(Loss)	Purchases		Proceeds from Sales	Transfers into Level 3*	Transfers Out of Level 3**	Value November 30, 2013	Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at November 30, 2013
Opportunistic Municipal Fund
Bonds	$323	$	- $	5	$	- $	-	$-	$-	$328	$5
Total	$323	$	- $	5	$	- $	-	$-	$-	$328	$5

*Securities are transferred into Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading has been halted
2. Securities that have certain restrictions on trading
3. Instances in which a security is not priced by pricing services

**Securities are transferred out of Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading resumes
2. Securities where trading restrictions have expired
3. Instances in which a price becomes available from a pricing service

At the end of the period, there were no other Funds which had a significant Level 3 balance. During the period, there were no significant purchases, sales, or transfers into or out of Level 3, except as noted above.

The Funds' Schedules of Investments as of November 30, 2013 have not been audited. This report is provided for the general information of the Funds' shareholders. For more information regarding the Fund and its holdings, please see the Funds' prospectus and annual report.

ITEM 2 – CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3 – EXHIBITS

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit 99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Principal Funds, Inc.

By /s/ Nora M. Everett

Nora M. Everett, President and CEO

Date 01/21/2014

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Nora M. Everett

Nora M. Everett, President and CEO

Date 01/21/2014

By /s/ Layne A. Rasmussen

Layne A. Rasmussen, Vice President, Controller and Chief Financial Officer

Date 01/21/2014